As filed with the Securities and Exchange Commission on April 25, 2019
Registration Nos. 002-89550; 811-03972
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ( )
Post-Effective Amendment No. 59     (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 69 (X)
FUTUREFUNDS SERIES ACCOUNT
(Exact Name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Address of Depositor’s Principal Executive Office)
(303) 737-3000
(Depositor’s Telephone Number)
Edmund F. Murphy III
President & Chief Executive Officer
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and Address of Agent for Service)
Copy to:
Ann B. Furman, Esq.
Carlton Fields, P.A.
1025 Thomas Jefferson Street, N.W., Suite 400 West
Washington, D.C. 20007-5208
Approximate date of proposed public offering: Continuous
It is proposed that this filing will become effective (check appropriate box)
immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2019, pursuant to paragraph (b) of Rule 485
60 days after filing, pursuant to paragraph (a)(1) of Rule 485 on (date), pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: flexible premium group deferred variable annuity contracts.

FUTUREFUNDS SERIES ACCOUNT
of Great-West Life & Annuity Insurance Company
GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
Distributed by
GWFS Equities, Inc.
8515 East Orchard Road, Greenwood Village, Colorado 80111
(800) 701-8255
Internet Availability of Eligible Fund Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the Eligible Funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by contacting our Administrative Offices at (855) 756-4738.
You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by contacting our Administrative Offices at the toll-free number referenced immediately above. Your election to receive reports in paper will apply to all Eligible Funds available under your Contract.
Overview
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract (“Group Contract”) designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the “Code”), as well as for certain non-qualified plans. The Group Contract provides a variable annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. (“GWFS”) is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company (“we,” “us,” or “Great-West”) issues the Group Contracts in connection with the following retirement plans (“Plans”):
•	pension or profit-sharing plans described in Code Section 401(a) (“401(a) Plans”);
•	cash or deferred profit sharing plans described in Code Section 401(k) (“401(k) Plans”);
•	tax-sheltered or tax-deferred annuities described in Code Section 403(b) (“403(b) Plans”);
•	deferred compensation plans described in Code Section 457(b) or (f) (“457(b) or (f) Plans”);
•	qualified governmental excess benefit plans described in Code Section 415(m) (“415(m) Plans”); and
•	non-qualified deferred compensation plans (“NQDC Plans”).
Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans listed above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations, or certain employee associations, as applicable (“Group Contractowner”).
We will establish a Participant annuity account (“Participant Annuity Account”) in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.
Tax deferral under annuity contracts purchased in connection with tax-qualified plans arises under specific provisions of the Code governing the tax-qualified plan, so a Group Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified plans, and not for the purpose of obtaining tax deferral.
Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments, or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Division(s) you select. Income can be guaranteed for your lifetime and/or your Spouse’s lifetime, or for a specified
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period of time, depending on (1) the options made available under the terms of your Plan and the Group Contract, and (2) your needs and circumstances.
The date of this Prospectus is May 1, 2019
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Allocating Your Money
Subject to the restrictions on additional Transfers and Contributions noted below, you can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the “Series Account”). Each Investment Division invests all of its assets in one of the corresponding mutual funds (“Eligible Funds”). The following is a list of each Eligible Fund:
Alger Balanced Portfolio (Class I-2 Shares)*
Alger Mid Cap Growth Portfolio (Class I-2 Shares)
American Century Investments® Equity Income Fund (Investor Class Shares)
American Century Investments® Income & Growth Fund (Investor Class Shares)
American Funds The Growth Fund of America® (Class R3 Shares)
Artisan International Fund (Investor Shares)
ClearBridge International Small Cap Fund (Class A Shares)
ClearBridge Value Trust (Financial Intermediary Class Shares)
Columbia Contrarian Core Fund (Class A Shares)
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund) (Class R Shares)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1 Shares)
Davis New York Venture Fund (Class R Shares)
Federated Equity Income Fund, Inc. (Class A Shares)
Fidelity® Variable Insurance Products ContrafundSM Portfolio (Initial Class Shares)
Fidelity® Variable Insurance Products Growth Portfolio (Initial Class Shares)
Franklin Small-Mid Cap Growth Fund (Class A Shares)
Great-West Aggressive Profile Fund (Investor Class Shares)
Great-West Ariel Mid Cap Value Fund (Investor Class Shares)
Great-West Bond Index Fund (Investor Class Shares)
Great-West Conservative Profile Fund (Investor Class Shares)
Great-West Government Money Market Fund (Investor Class Shares)
Great-West International Value Fund (Investor Class Shares)
Great-West Invesco Small Cap Value Fund (Investor Class Shares)
Great-West Lifetime 2015 Fund (Investor Class Shares)
Great-West Lifetime 2020 Fund (Investor Class Shares)
Great-West Lifetime 2025 Fund (Investor Class Shares)
Great-West Lifetime 2030 Fund (Investor Class Shares)
Great-West Lifetime 2035 Fund (Investor Class Shares)
Great-West Lifetime 2040 Fund (Investor Class Shares)
Great-West Lifetime 2045 Fund (Investor Class Shares)
Great-West Lifetime 2050 Fund (Investor Class Shares)
Great-West Lifetime 2055 Fund (Investor Class Shares)
Great-West Lifetime 2060 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2015 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2020 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2025 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2030 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2035 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2040 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2045 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2050 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2055 Fund (Investor Class Shares)
Great-West Lifetime Conservative 2060 Fund (Investor Class Shares)
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares)
Great-West Moderate Profile Fund (Investor Class Shares)
Great-West Moderately Aggressive Profile Fund (Investor Class Shares)

Great-West Moderately Conservative Profile Fund (Investor Class Shares)
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares)
Great-West S&P 500® Index Fund (Investor Class Shares)
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares)
Great-West Small Cap Growth Fund (Investor Class Shares)
Great-West T. Rowe Price Equity Income Fund (Investor Class Shares)
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares)
Great-West U.S. Government Securities Fund (Investor Class Shares)
Invesco American Franchise Fund (Class A Shares)*
Invesco American Value Fund (Class R Shares)
Invesco Comstock Fund (Class R Shares)
Invesco Mid Cap Growth Fund (Class A Shares)*
Invesco Small Cap Growth Fund (Class A Shares)*
Janus Henderson Forty Fund (Class T Shares)*
Janus Henderson Global Research Fund (Class T Shares)*
Janus Henderson Global Research Portfolio (Institutional Shares)
Janus Henderson Research Fund (Class T Shares)
Jensen Quality Growth Fund (Class R Shares)
Lord Abbett Value Opportunities Fund (Class R4 Shares)
MainStay MacKay Small Cap Core Fund (formerly MainStay Epoch U.S. Small Cap Fund) (Class A Shares)*
MFS® Growth Fund (Class A Shares)*
Oppenheimer Capital Appreciation Fund (Class A Shares)
Oppenheimer Global Fund (Class A Shares)
PIMCO Total Return Fund (Administrative Class Shares)
Pioneer Equity Income VCT Portfolio (Class II Shares)
Putnam High Yield Fund (Class R Shares)
Putnam Income Fund (Class A Shares)
Putnam International Capital Opportunities Fund (Class R Shares)
Royce Total Return Fund (Service Class Shares)
Victory RS Select Growth Fund (Class A Shares)
Victory RS Small Cap Growth Fund (Class A Shares)*
Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
*	This Investment Division is closed to incoming Transfers and new Contributions.
You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a Fixed Option is not considered a security and is not subject to review by the Securities and Exchange Commission (the “SEC”).
The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.
This Prospectus presents important information you should read before participating in the Group Contract, including a description of the material rights and obligations under the Group Contract. It is important that you read the Prospectus carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the “SAI”) dated May 1, 2019, which has been filed with the SEC. The SAI is incorporated by reference as a matter of law into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 537-2033. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC’s website at www.sec.gov.
This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.
The Group Contract is not available in all states.
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Definitions
Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you may make Contributions to the Group Contract.
Accumulation Unit: The accounting measure described in the Group Contract and we use to determine your Variable Account Value during the Accumulation Period.
Administrative Offices: The Administrative Offices of Great-West, located at 8515 E. Orchard Rd., Greenwood Village, Colorado 80111.
Amendment Rider: GAC Amend 07 Amendment Rider, which offers supplemental provisions on an as needed basis to the Group Contract between Great-West and the Group Contractowner at no additional charge.
Annuity Commencement Date: The date annuity payments begin under an annuity payment option.
Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.
Contribution(s): Purchase payments, eligible rollovers, Transfers, payroll deductions, and other amounts we receive under the Group Contract on your behalf and allocate to a Participant Annuity Account.
Eligible Fund: A mutual fund, unit investment trust, or other investment portfolio in which an Investment Division invests all of its assets.
Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed Options: Investment options that provide a fixed rate of return, and to which you can allocate Contributions or make Transfers. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please consult with the Group Contractowner for more information about the Fixed Options.
Group Contract: An agreement between Great-West and the Group Contractowner providing a group flexible premium deferred fixed and/or variable annuity issued in connection with certain retirement Plans.
Group Contractowner: Depending on the type of Plan and the employer’s involvement, the Group Contractowner will be an employer, Plan trustee, certain employer associations, or certain employee associations.
Guaranteed Account Value: The sum of the values of each of your Guaranteed Sub-Accounts.
Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.
Investment Division: The Series Account is divided into Investment Divisions, each of which contains shares of an Eligible Fund. There is an Investment Division for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds. Investment Divisions may be also referred to as “sub-accounts” or “divisions” in the Prospectus, SAI, or Series Account financial statements.
Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as “you,” “your” or “yours” in this Prospectus.
Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract.
Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values.
Premium Tax: The amount of tax, if any, charged by a state or other government authority in connection with the Group Contract.
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Request: Any request, either written, by telephone, or computerized, which is in a form satisfactory to Great-West and received at our Administrative Offices.
Series Account: FutureFunds Series Account, a separate account established by Great-West to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and consists of the individual Investment Divisions.
Spouse: A person recognized as a “spouse” under federal law. The term does not include a party to a registered domestic partnership, civil union, or similar formal relationship recognized under state law that is not denominated a marriage under that state’s law.
Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.
Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.
Valuation Date: The date on which we calculate the Accumulation Unit value of each Investment Division. This calculation is made as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.
Valuation Period: The period between two successive Valuation Dates.
Variable Account Value: The total value of your Variable Sub-Accounts.
Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.
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Fee Tables
The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first table describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or Transfer cash value between investment options. State Premium Tax may also be deducted.
Participant Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Maximum Contingent Deferred Sales Charge (as a percentage of amount distributed)	8.5% [1]
Transfer Fee	None
Premium Tax Charges	0.00% - 3.50%[2]
The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.
Annual Contract Maintenance Charge	$30.00
Series Account Annual Expenses
Mortality and Expense Risk Charge[3]
Maximum Periodic Mortality and Expense Risk Charge[4] (as a percentage of the Participant Annuity Account Value)	1.00%
Maximum Daily Mortality and Expense Risk Charge[5] (as a deduction in the Net Investment Factor)	1.25%
Total Series Account Annual Expenses	1.00% or 1.25%
The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund’s fees and expenses is contained in the prospectus for each Eligible Fund.
Total Annual Portfolio Operating Expenses	Minimum	Maximum
(Expenses that are deducted from Eligible Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)[6]	0.48%	1.64% [7]

[1]	The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. Under Level 1 - 5 Group Contracts, the contingent deferred sales charge will not exceed 6% of Contributions made by the Participant under the Group Contract. If the Amendment Rider is selected, Level 6 or Level 7 may apply under which the contingent deferred sales charge will vary depending upon the Plan, but will not exceed 8.5% of Contributions made by the Participant under the Group Contract. The 8.5% limit applies to all contingent deferred sales charges under the Group Contract for which the Amendment Rider is added. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge “free amount” may apply, please see the discussion below.

[2]	Premium Tax charge may apply upon full surrender, death, or annuitization.

[3]	We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”), or (ii) a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

[4]	The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

[5]	The Daily M&E Deduction is a charge deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see “Charges and Deductions: Mortality and Expense Risk Deductions” below for more information.

[6]	Several of the Eligible Funds (the Great-West Profile Funds and the Great-West Lifetime Funds) are “funds of funds” that invest substantially all of their assets in shares of other Great-West Funds, Inc. funds, portfolios in the same group of investment companies as the Great-West Funds, and portfolios of unaffiliated investment companies (the “Underlying Portfolios”). Because of this, the Great-West Profile Funds and the Great-West Lifetime Funds also bear their pro rata share of the operating expenses of the Underlying Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Great-West Profile Funds and the Great-West Lifetime Funds as a result of their investment in shares of one or more UnderlyingPortfolios.

[7]	The expenses shown do not reflect any fee waiver or expense reimbursement. Each fee waiver or expense reimbursement arrangement is described in the relevant Eligible Fund’s prospectus.
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THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE ELIGIBLE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.
Example
This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant’s transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.
The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no Transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
(1) If you surrender your Contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$897.00	$1,507.00	$2,143.00	$3,243.00
(2) If you annuitize your Contract or if you do not surrender your Contract at the end of the applicable period:
1 year	3 years	5 years	10 years
$297.00	$907.00	$1,543.00	$3,243.00
The examples do not show the effect of Premium Taxes. Premium Taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death, or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.
The fee tables and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.
Condensed Financial Information
Attached as Appendix A is a table showing selected information concerning accumulation units for each Sub-Account. An accumulation unit is the unit of measure that we use to calculate the value of your interest in a Sub-Account. The accumulation unit values reflect the deduction of the Mortality and Expense Risk Charge, but not the Contract Maintenance Charge, which is deducted by cancellation of units. The information in the table is derived from audited financial statements of the Series Account. To obtain a more complete picture of each Sub-Account’s finances and performance, you should also review the Series Account’s financial statements, which are in the Statement of Additional Information.
Financial Statements
The SAI contains our financial statements and those of the Series Account.
Great-West Life & Annuity Insurance Company
Great-West is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation in 1980 prior to changing to its current name in February of 1982. In September of 1990, Great-West redomesticated and is now organized under the laws of the state of Colorado.
Great-West is authorized to engage in the sale of life insurance, accident and health insurance, and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam, and in all states in the United States, except New York.
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Great-West is an indirect wholly-owned subsidiary of Great-West Lifeco, Inc., a holding company. Great-West Lifeco, Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Through a group of private holding companies, The Desmarais Family Residuary Trust, created on October 8, 2013 under the Last Will and Testament of Paul G. Desmarais, has voting control of Power Corporation of Canada.
Great-West has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.
On January 24, 2019, Great-West announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity business and group life and health business. The transaction is expected to close in the first half of 2019, subject to regulatory approvals and customary closing conditions. The Group Contract will not be impacted by the transaction.
Futurefunds Series Account
We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the 1940 Act, as a unit investment trust. This registration does not involve supervision of the Series Account or Great-West by the SEC.
We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.
The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains, or losses of any other Investment Division and without regard to any other business Great-West may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business Great-West may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of Great- West.
The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. We may or may not make additional Investment Divisions available to Group Contractowners in the future based on our assessment of marketing needs and investment conditions.
Investments of The Series Account
The Eligible Funds
Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its Plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.
Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.
Insurance-Dedicated Eligible Funds
Many of the Eligible Funds described in this Prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as “Insurance Dedicated,” and are used for “mixed” and “shared” funding. “Mixed funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought for variable life insurance policies issued by us or other insurance companies. “Shared funding” occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.
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Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Insurance Dedicated Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Insurance Dedicated Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Insurance Dedicated Eligible Funds may differ substantially.
Public Eligible Funds
Some of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:
•	American Century Investments® Equity Income Fund (Investor Class Shares)
•	American Century Investments® Income & Growth Fund (Investor Class Shares)
•	American Funds The Growth Fund of America® (Class R3 Shares)
•	Artisan International Fund (Investor Shares)
•	ClearBridge International Small Cap Fund (Class A Shares)
•	ClearBridge Value Trust (Financial Intermediary Class Shares)
•	Columbia Contrarian Core Fund (Class A Shares)
•	Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund) (Class R Shares)
•	Davis New York Venture Fund (Class R Shares)
•	Federated Equity Income Fund, Inc. (Class A Shares)
•	Franklin Small-Mid Cap Growth Fund (Class A Shares)
•	Invesco American Franchise Fund (Class A Shares)
•	Invesco American Value Fund (Class R Shares)
•	Invesco Comstock Fund (Class R Shares)
•	Invesco Mid Cap Growth Fund (Class A Shares)
•	Invesco Small Cap Growth Fund (Class A Shares)
•	Janus Henderson Forty Fund (Class T Shares)
•	Janus Henderson Global Research Fund (Class T Shares)
•	Janus Henderson Research Fund (Class T Shares)
•	Lord Abbett Value Opportunities Fund (Class R4 Shares)
•	MainStay MacKay Small Cap Core Fund (formerly MainStay Epoch U.S. Small Cap Fund) (Class A Shares)
•	MFS® Growth Fund (Class A Shares)
•	Oppenheimer Capital Appreciation Fund (Class A Shares)
•	Oppenheimer Global Fund (Class A Shares)
•	PIMCO Total Return Fund (Administrative Class Shares)
•	Putnam High Yield Fund (Class R Shares)
•	Putnam Income Fund (Class A Shares)
•	Putnam International Capital Opportunities Fund (Class R Shares)
•	Royce Total Return Fund (Service Class Shares)
•	Victory RS Select Growth Fund (Class A Shares)
•	Victory RS Small Cap Growth Fund (Class A Shares)
•	Virtus Silvant Small-Cap Growth Stock Fund (I Shares)
Payments We Receive
Some of the Eligible Funds’ investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets we hold in that Eligible Fund. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.60% annually of net Series Account assets invested in the Eligible Fund. For certain Eligible Funds, other compensation may come from Rule 12b-1 fees (ranging up to 0.50% annually of net Series Account assets in the Eligible Fund) that are deducted from Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. The combined compensation to GWFS (12b-1 fees) and us (administration related service fees) generally ranges up to 0.85% annually of Series Account assets invested in an Eligible Fund.
Investment Objectives and Advisers
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The following sets forth the investment objective and adviser of each Eligible Fund. There is no assurance that any of the Eligible Funds will achieve their respective objectives.
AIM Counselor Series Trust (Invesco Counselor Series Trust) - advised by Invesco Advisers, Inc.
Invesco American Franchise Fund (Class A Shares)* - seeks long-term capital appreciation.
Invesco Small Cap Growth Fund (Class A Shares)* - seeks long-term growth of capital.
AIM Sector Funds (Invesco Sector Funds) - advised by Invesco Advisers, Inc.
Invesco American Value Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Comstock Fund (Class R Shares) - seeks total return through growth of capital and current income.
Invesco Mid Cap Growth Fund (Class A Shares)* - seeks capital growth.
Alger Portfolios – advised by Fred Alger Management, Inc.
Alger Balanced Portfolio (Class I-2 Shares)* - seeks current income and long-term capital appreciation.
Alger Mid Cap Growth Portfolio (Class I-2 Shares) - seeks long-term capital appreciation.
American Century Capital Portfolios, Inc. - advised by American Century Investment Management, Inc.
American Century Investments® Equity Income Fund (Investor Class Shares) - seeks current income; capital appreciation is a secondary objective.
American Century Quantitative Equity Funds, Inc. - advised by American Century Investment Management, Inc.
American Century Investments® Income & Growth Fund (Investor Class Shares) seeks long-term capital growth; income is a secondary consideration.
American Funds Growth Fund of America - advised by Capital Research and Management Company
American Funds The Growth Fund of America® (Class R3 Shares) - seeks growth of capital.
Artisan Partners Funds, Inc. - advised by Artisan Partners Limited Partnership
Artisan International Fund (Investor Shares) - seeks maximum long-term capital growth.
Columbia Funds Series Trust - advised by Columbia Management Investment Advisors, LLC
Columbia Select Mid Cap Value Fund (formerly Columbia Mid Cap Value Fund) (Class R Shares) - seeks long-term capital appreciation.
Columbia Funds Series Trust I - advised by Columbia Management Investment Advisors, LLC
Columbia Contrarian Core Fund (Class A Shares) - seeks total return, consisting of long-term capital appreciation and current income.
Columbia Funds Variable Insurance Trust - advised by Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio - Asset Allocation Fund (Class 1 Shares) - seeks total return, consisting of current income and long-term capital appreciation.
Davis New York Venture Fund, Inc. - advised by Davis Selected Advisers, L.P.
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Davis New York Venture Fund (Class R Shares) - seeks long-term growth of capital.
Federated Equity Income Fund, Inc. - advised by Federated Equity Management Company of Pennsylvania
Federated Equity Income Fund, Inc. (Class A Shares) - seeks above average income and capital appreciation.
Fidelity Variable Insurance Products Fund – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products Growth Portfolio (Initial Class Shares) - seeks to achieve capital appreciation.
Fidelity Variable Insurance Products Fund II – advised by Fidelity Management & Research Company
Fidelity® Variable Insurance Products ContrafundSM Portfolio (Initial Class Shares) - seeks long-term capital appreciation.
Franklin Strategic Series - advised by Franklin Advisers, Inc.
Franklin Small-Mid Cap Growth Fund (Class A Shares) - seeks long-term capital growth.
Great-West Funds, Inc. – advised by Great-West Capital Management, LLC
Great-West Ariel Mid Cap Value Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West Bond Index Fund (Investor Class Shares) - seeks investment results that track the total return of the debt securities that comprise the Bloomberg Barclays U.S. Aggregate Bond Index.
Great-West Government Money Market Fund (Investor Class Shares) - seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Great-West Government Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.
Great-West International Value Fund (Investor Class Shares) - seeks long-term capital growth.
Great-West Invesco Small Cap Value Fund (Investor Class Shares) - seeks long-term growth of capital.
Great-West Loomis Sayles Small Cap Value Fund (Investor Class Shares) - seeks long-term capital growth. Loomis, Sayles & Company, L.P. is the sub-adviser to this Fund.
Great-West Multi-Sector Bond Fund (formerly Great-West Loomis Sayles Bond Fund) (Investor Class Shares) - seeks high total investment return through a combination of current income and capital appreciation.
Great-West S&P 500® Index Fund (Investor Class Shares) seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) 500® Index. 8
Great-West S&P Small Cap 600® Index Fund (Investor Class Shares) - seeks investment results that track the total return of the common stocks that comprise the Standard & Poor's (“S&P”) SmallCap 600® Index. )8.
Great-West Small Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.
Great-West T. Rowe Price Equity Income Fund (Investor Class Shares) - seeks substantial dividend income and also long-term capital appreciation.
Great-West T. Rowe Price Mid Cap Growth Fund (Investor Class Shares) - seeks long-term capital appreciation.

[8]	Standard & Poor’s, S&P 500 Composite Index, S&P MidCap 400 Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Great-West Funds, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of using any index.
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Great-West U.S. Government Securities Fund (Investor Class Shares) - seeks the highest level of return consistent with preservation of capital and substantial credit protection.
Great-West Lifetime Funds
Great-West Lifetime 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2020, it seeks income and secondarily capital growth.
Great-West Lifetime 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2025, it seeks income and secondarily capital growth.
Great-West Lifetime 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2030, it seeks income and secondarily capital growth.
Great-West Lifetime 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2035, it seeks income and secondarily capital growth.
Great-West Lifetime 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2040, it seeks income and secondarily capital growth.
Great-West Lifetime 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2045, it seeks income and secondarily capital growth.
Great-West Lifetime 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2050, it seeks income and secondarily capital growth.
Great-West Lifetime 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2055, it seeks income and secondarily capital growth.
Great-West Lifetime 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation; after 2060, it seeks income and secondarily capital growth.
Great-West Lifetime Conservative 2015 Fund (Investor Class Shares) - seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2020 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2020, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2025 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2025, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2030 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2030, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2035 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2035, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2040 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2040, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2045 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2045, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2050 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2050, the Fund seeks income and secondarily, capital growth.
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Great-West Lifetime Conservative 2055 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2055, the Fund seeks income and secondarily, capital growth.
Great-West Lifetime Conservative 2060 Fund (Investor Class Shares) - seeks capital appreciation and income consistent with its current asset allocation. After 2060, the Fund seeks income and secondarily, capital growth.
Great-West Profile Funds
Each of the following Profile Funds seeks to provide an asset allocation program designed to meet certain investment goals based on an investor’s risk tolerance, investment horizon and personal objectives.
Great-West Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments.
Great-West Conservative Profile Fund (Investor Class Shares) - seeks capital preservation primarily through investments in underlying funds that emphasize fixed income investments.
Great-West Moderate Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds with a relatively equal emphasis on equity and fixed income investments.
Great-West Moderately Aggressive Profile Fund (Investor Class Shares) - seeks long-term capital appreciation primarily through investments in underlying funds that emphasize equity investments and, to a lesser degree, in underlying funds that emphasize fixed income investments.
Great-West Moderately Conservative Profile Fund (Investor Class Shares) - seeks income and capital appreciation primarily through investments in underlying funds that emphasize fixed income investments and, to a lesser degree, in underlying funds that emphasize equity investments.
Janus Aspen Series – advised by Janus Capital Management LLC
Janus Henderson Global Research Portfolio (Institutional Shares) - seeks long-term growth of capital.
Janus Investment Fund - advised by Janus Capital Management LLC
Janus Henderson Forty Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Global Research Fund (Class T Shares)* - seeks long-term growth of capital.
Janus Henderson Research Fund (Class T Shares) - seeks long-term growth of capital.
Jensen Portfolio, Inc. - advised by Jensen Investment Management, Inc.
Jensen Quality Growth Fund (Class R Shares) - seeks long-term capital appreciation.
Legg Mason Global Asset Management Trust - advised by ClearBridge Investments, LLC
ClearBridge Value Trust (Financial Intermediary Class Shares) - seeks long-term growth of capital.
Legg Mason Partners Equity Trust - advised by Legg Mason Partners Fund Advisor, LLC
ClearBridge International Small Cap Fund (Class A Shares) - seeks long-term growth of capital.
Lord Abbett Securities Trust - advised by Lord, Abbett & Co. LLC.
Lord Abbett Value Opportunities Fund (Class R4 Shares) - seeks long-term capital appreciation.
MainStay Funds Trust - advised by New York Life Investment Management LLC
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MainStay MacKay Small Cap Core Fund (formerly MainStay Epoch U.S. Small Cap Fund) (Class A Shares)* - seeks long-term growth of capital.
MFS® Series Trust II - advised by Massachusetts Financial Services Company
MFS® Growth Fund (Class A Shares)* - seeks capital appreciation.
Oppenheimer Capital Appreciation Fund - advised by OFI Global Asset Management, Inc.
Oppenheimer Capital Appreciation Fund (Class A Shares) - seeks capital appreciation.
Oppenheimer Global Fund - advised by OFI Global Asset Management, Inc.
Oppenheimer Global Fund (Class A Shares) - seeks capital appreciation.
PIMCO Funds - advised by Pacific Investment Management Company LLC
PIMCO Total Return Fund (Administrative Class Shares) - seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust – advised by Amundi Pioneer Asset Management, Inc.
Pioneer Equity Income VCT Portfolio (Class II Shares) - seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Putnam High Yield Fund – advised by Putnam Investment Management, LLC
Putnam High Yield Fund (Class R Shares) seeks high current income, and capital growth is a secondary goal when consistent with achieving high current income.
Putnam Income Fund – advised by Putnam Investment Management, LLC
Putnam Income Fund (Class A Shares) - seeks high current income consistent with prudent risk.
Putnam Investment Funds - advised by Putnam Investment Management, LLC
Putnam International Capital Opportunities Fund (Class R Shares) - seeks long-term capital appreciation.
Royce Fund - advised by Royce & Associates, LP
Royce Total Return Fund (Service Class Shares) - seeks long-term growth of capital and current income.
Victory Portfolios – advised by Victory Capital Management, Inc.
Victory RS Select Growth Fund (Class A Shares) - seeks to provide long-term capital growth.
Victory RS Small Cap Growth Fund (Class A Shares)* - seeks to provide long-term capital growth.
Virtus Asset Trust - advised by Virtus Fund Advisers, LLC
Virtus Silvant Small-Cap Growth Stock Fund (I Shares) - seeks to provide long-term capital appreciation.
* This Investment Division is closed to incoming Transfers and new Contributions.
Reinvestment and Redemption
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All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.
Meeting Investment Objectives
Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.
Where to Find More Information About the Eligible Funds
Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at (800) 537-2033, or by writing to Great-West at D790 – Empower Retirement Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. You should read the Eligible Funds’ prospectuses carefully before you decide to invest in an Investment Division. If you received a summary prospectus for an Eligible Fund, please follow the directions on the first page of the summary to obtain a copy of the Eligible Fund prospectus.
The Group Contracts
Group Contract Availability
The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement Plans. We issue the Group Contract in connection with:
•	401(a) Plans;
•	401(k) Plans;
•	403(b) Plans;
•	457(b) or (f) Plans;
•	415(m) Plans; and
•	NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other Plans, Participants have only those rights that are specified in the Plan.
Purchasing an Interest in the Group Contract
Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the Plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable, or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the Plan and the Group Contract.
Other enrollment options, like online enrollment or automatic enrollment, may be available. Please check with the Group Contractowner for more information.
Contributions
Your employer will send us Contributions on your behalf. Except as limited by the Code or your Plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. If the Group Contractowner’s report does not match the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.
Participant Annuity Account
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When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through our automated voice responses phone system, the Internet, customer service phone representative or other methods we make available from time to time.
Subject to the terms of your Group Contract, if the Group Contractowner has elected to be billed for fees and charges under the Group Contract and any of the fees or charges remain unpaid for a specified period after the date billed, the Group Contractowner, in accordance with terms of the Plan, may instruct Great-West to debit Participant Annuity Accounts in the amount of the invoice not paid. Great-West may continue to deduct charges and fees quarterly from Participant Annuity Accounts unless the Group Contractowner provides Great-West with written instructions to reinitiate billing.
Assignments and Transfers
In general, the interest of any Participant or Group Contractowner may not be Transferred, sold, assigned, pledged, charged, encumbered, or in any way alienated by any of them.
Accumulation Period
Participant Enrollment Form and Initial Contribution
If your Participant enrollment form is complete, within two business days of receipt at our Administrative Offices, we will allocate your initial Contributions to Investment Divisions pursuant to your instructions. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information and allocate the Contributions. Note, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will follow allocation direction provided by the Group Contractowner (if any). If the Group Contractowner does not provide direction or we do not obtain missing information from you or the Group Contractowner, we will return the Contributions to you or the Group Contratowner.
Free Look Period
Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of Great-West within 10 days after Great-West receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.
Subsequent Contributions
We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.
You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your Request at our Administrative Offices. Once changed, those allocation instructions will be effective for all subsequent Contributions.
Participant Annuity Account Value
Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.
Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution or Transfer to an Investment Division, less any applicable Premium Tax, by that Investment Division’s Accumulation Unit value. The number of Accumulation Units for the Investment Division will decrease for charges deducted, Transfers, withdrawals, or loans (if available). We determine the Accumulation Unit value on each Valuation Date.
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We calculate each Investment Division’s Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division’s Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.
The value of an Investment Division’s assets is determined at the end of each Valuation Date.
Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.
Requesting Transfers
There is no charge for Transfers. Prior to your Annuity Commencement Date, you can Transfer all or a portion of your Participant Annuity Account Value among the Investment Divisions and the Fixed Options by Request, subject to the limitations of your Group Contract. Transfers into and out of certain of the Fixed Options may be subject to limitations. Please see your Group Contract for more information.
Your Request must specify:
•	the amounts being Transferred;
•	the Investment Division(s) or Fixed Options from which the Transfer is to be made; and
•	the Investment Division(s) or Fixed Options that will receive the Transfer.
Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make.
You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine, such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet Requests we reasonably believe to be genuine.
We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, at our discretion.
A Transfer will take effect on the later of the date designated in the Request or the Valuation Date when we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.
We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which you must bear.
Although you are permitted to make Transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.
Market Timing & Excessive Trading
The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large Transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund’s portfolio securities and the reflection of that change in the Eligible Fund’s share price. In addition, frequent or unusually large Transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.
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We maintain procedures designed to prevent or minimize market timing and excessive trading (collectively, “prohibited trading”) by Participants. As part of those procedures, certain of the Eligible Funds have instructed us to perform standardized trade monitoring, while other Eligible Funds perform their own monitoring and request reports of the Participant’s trading activity if prohibited trading is suspected. If a Participant’s trading activity is determined to constitute prohibited trading, as defined by the applicable Eligible Fund, Great-West will notify the Participant that a trading restriction will be implemented if the Participant does not cease the prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the Plan of the restriction imposed by the Eligible Fund(s), as applicable.
If an Eligible Fund determines, or we determine based on the applicable Eligible Fund’s definition of prohibited trading, that the Participant continues to engage in prohibited trading, we will restrict the Participant from making Transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make Transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund’s restriction period has been met, the Participant will automatically be allowed to resume Transfers into the identified Eligible Fund(s).
Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the Plan, including those trades of individuals who are not engaging in prohibited trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a Plan. The discretionary nature of our procedures creates a risk that we may treat some Plans or some Participants differently than others.
Please note that the Series Account’s market timing procedures are such that, for Eligible Funds that perform their own monitoring, the Series Account does not impose trading restrictions unless an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibited trading activity before it occurs, as it may not be possible to identify it unless a trading pattern is established. To the extent such Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.
We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. A Plan sponsor may elect to implement Plan level restrictions to prevent or minimize prohibited trading by Participants.
The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we are legally obligated to provide (at the Eligible Funds’ request) information about each amount you cause to be deposited into an Eligible Fund (including by way of premium payments and Transfers under your Contract) or removed from the Eligible Fund (including by way of withdrawals and Transfers under your Contract). If an Eligible Fund identifies you as having violated the Eligible Fund’s frequent trading policies and procedures, we are obligated, if the Eligible Fund requests, to restrict or prohibit any further deposits or exchanges by you with respect to that Eligible Fund.
Under rules adopted by the SEC we are required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or Transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund. Accordingly, if you do not comply with any Eligible Fund’s frequent trading policies and procedures, you may be prohibited from directing any additional amounts into that Eligible Fund or directing any Transfers or other exchanges involving that Eligible Fund. You should review and comply with each Eligible Fund’s frequent trading policies and procedures, which are disclosed in each Eligible Fund’s current prospectus.
We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant’s Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.
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Please note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent Transfers. The purchase and redemption orders received by the Eligible Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds’ ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by Transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent Transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent Transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your Request even if you have not made frequent Transfers. For Transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.
Automatic Custom Transfers
Dollar Cost Averaging
You may arrange for systematic Transfers from any Investment Division to any other Investment Division. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.
You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.
If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub- Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.
Dollar cost averaging Transfers must meet the following conditions:
•	The minimum amount that can be Transferred out of an Investment Division is $100 per month; and
•	You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are Transferring money. The Accumulation Unit values will be determined on the Transfer date.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate dollar cost averaging at any time at our discretion.
Rebalancer
There is no charge for participation in the Rebalancer option.
Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.
You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual, or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.
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If you select to rebalance on a quarterly, semi-annual, or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.
On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions or cancel the Rebalancer option at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.
Rebalancer Transfers must meet the following conditions:
•	Your entire Variable Account Value must be included;
•	You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division; and
•	You must specify the frequency of rebalancing.
You may not participate in dollar cost averaging and Rebalancer at the same time. Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time at our discretion.
Loans
•	Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.
•	Loans may be available under 401(a), 401(k), 403(b), or governmental 457(b) Plans.
•	Consult your employer or Group Contractowner, as the case may be, for complete details.
Total and Partial Withdrawals
You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date, subject to any limitations or restrictions contained in the Code or your Plan.
Requests for a partial withdrawal within 30 days prior to the Annuity Commencement Date may delay the Annuity Commencement Date by up to 30 days. A Request for partial withdrawal must be in writing and must specify the Investment Division(s) or Fixed Option (s) from which the partial withdrawal is to be made. If your instructions are not clear, your Request will be denied and will not be processed.
The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request, or the Valuation Date on which we receive the Request at our Administrative Offices.
We will process your withdrawal based on the Accumulation Unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET that Business Day. If we receive your Request at or after 4:00 p.m. ET, we will process the withdrawal at the unit values calculated as of 4:00 p.m. ET on the following Business Day.
Generally, we will pay withdrawal proceeds attributable to the Investment Divisions within seven days of the Valuation Date on which we process your Request, although payment may be postponed for a period in excess of seven days as permitted by the 1940 Act. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.
After a total withdrawal of your Participant Annuity Account Value, or at any time such value is zero, all of your rights under the Group Contract will terminate.
Certain restrictions apply to partial or total withdrawals under a Group Contract. (See “Federal Tax Consequences” below.) There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value.
You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See “Charges and Deductions” below.) In addition, there may be certain tax consequences to you when you make withdrawals. (See “Federal Tax Consequences” below.)
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Cessation of Contributions
In the future, either Great-West or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then Great-West or the Group Contractowner, as applicable, will provide the other party written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, Great- West will continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.
If a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must Request one of the following Cessation Options:
•	Cessation Option (1):
Great-West will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, may apply.
•	Cessation Option (2):
Great-West will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner’s Plan. A contingent deferred sales charge, if applicable, may apply. Great-West will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts in accordance with the specific requirements of the Group Contract.
•	Cessation Option (3):
Great-West and the Group Contractowner will mutually agree in writing and in accordance with applicable law on the specific terms of the cessation of Contributions. A contingent deferred sales charge, if applicable, may apply.
Cessation Options (2) and (3) May Not Be Available In All Group Contracts.
Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.
•	If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax; or
•	If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes; or
•	If you die prior to the Annuity Commencement Date under the elected Amendment Rider, the amount payable on death will be the Participant Annuity Account Value (less any outstanding loan balance), less any Premium Taxes.
You designate the beneficiary to whom the death benefit will be paid. Your beneficiary may elect to receive the death benefit:
•	under any of the Annuity Payment Options;
•	as a lump-sum payment; or
•	as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.
Depending on the terms of your Group Contract, your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, we will make a lump-sum payment to your beneficiary. Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at Great-West’s Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.
Distribution of the Proceeds
•	If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of Great-West’s receipt of such election and adequate proof of death.
•	If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.
We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the 1940 Act.
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You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:
•	if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;
•	if any primary beneficiary dies before the Participant, that beneficiary’s interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;
•	if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;
•	if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant’s estate.
Charges and Deductions
The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.
Annual Contract Maintenance Charge
•	We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.
•	If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be prorated for the year remaining.
•	The deduction will be prorated between your Variable and Guaranteed Accounts.
•	This charge is non-refundable.
•	The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of between 12 months and 15 months, depending on the date you began participating under the Group Contract.
•	This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.
Contingent Deferred Sales Charge
Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months (“Certain Periodic Payments”), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge (“CDSC”). The amount of the CDSC depends on the type of Plan, and the Group Contract in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.
Depending upon the Group Contract in which you participate, the CDSC will be based on one of the levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a Participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.
While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, the amount of a CDSC will not exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.
Level 1: 6% Capped CDSC
The CDSC for Level 1 Group Contracts will be an amount equal to 6% of:
•	the amount of the total or partial withdrawal;
•	the amount Transferred to Other Companies; or
•	the amount of Certain Periodic Payments.
The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.
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Level 2: 5% Level Charge for 5 Years
The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies, or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.
Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies, or amount of Certain Periodic Payments based on the table below:
Years of participation in this Group Contract	The applicable percentage shall be
0-4 years	5%
5-9 years	4%
10-14 years	3%
15 or more years	0%
Level 4: 6% Contract Termination Decreasing Charge
The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:
Years since Issuance of Group Contract	The applicable percentage shall be
0-1 years	6%
2 years	5%
3 years	4%
4 years	3%
5 years	2%
6 years	1%
7 years	1%
More than 7 years	0%
There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.
Level 5: No Contingent Deferred Sales Charges
Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.
Level 6: Contingent Deferred Sale Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider, the CDSC amount assessed on your withdrawals, Transfers to Other Companies, or Certain Periodic Payments will depend on the terms of the Amendment Rider elected by the Group Contractowner. The CDSC will not exceed 8.5% of Contributions. For the CDSC that applies under your Group Contract as a result of the Amendment Rider, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.
Level 7: Contract Termination Charge under the Amendment Rider
For Group Contracts that have elected the Amendment Rider and Great-West has agreed to restore under the Group Contract all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option, and the Group Contract is terminated prior to Great-West’s recovery of any and all start-up costs, such amounts will be recouped through a start-up cost recovery schedule applied as a contingent deferred sales charge, which will not exceed 8.5% of Contributions.
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Additional Contingent Deferred Sales Charges
If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges applicable to amounts attributable to your Fixed Annuity contract:
•	an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

Number of Years of Participation in Both the Exchanged Annuity Contract and this Group Contract:	Applicable percentage
Less than 5 Years	6%
More than 5 Years but less than 10 Years	5%
More than 10 Years	4%
The additional CDSC applies only to amounts attributable to your Fixed Annuity contract on the date you exchanged that contract for an interest in the Group Contract (the “Exchanged Amount”). The additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions, or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions, and earnings on the Exchanged Amount. The charge will not be assessed unless the foregoing have been depleted.
The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract will not decrease below 4%.
Contingent Deferred Sales Charge Free Amount
You may be eligible for a CDSC “Free Amount.”
•	The CDSC “Free Amount” is an amount against which the CDSC will not be assessed.
•	The “Free Amount” will not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year, and will be applied on the first distribution, payment, or Transfer to Another Company made in that year.
All additional distributions, payments, or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any “Free Amount.”
General Provisions Applicable to the CDSC
The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):
If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.
The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.
The CDSC is paid to Great-West to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and the CDSC applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:
•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected withdrawals;
•	type and frequency of administrative and sales services provided;
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•	level of contract maintenance charge, administrative charge, and mortality and expense risk charge;
•	type and level of communication services provided; and
•	number and type of Plans.
We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.
It is possible that the CDSC will not be sufficient to enable Great-West to recover all of its distribution expenses. In such case, the loss will be borne by Great-West out of its general account assets.
Situations under which the CDSC may not Apply
The CDSC may not apply in certain situations. Examples of such situation(s) include, but are not limited to, the following:
•	the Participant dies; or
•	the Participant severs employment; or
•	the Participant is entitled to a Plan approved hardship or unforeseeable emergency; or
•	the Participant elects an Annuity Payment Option with life contingency or an annuity payment period or periodic payment period of a minimum duration specified under the Group Contract; or
•	Plan termination; or
•	the Group Contractowner elects a Contract Termination Date due to Contract Conversion and assets are Transferred to another contract offered by Great-West; or
•	the Participant elects a total or partial surrender, total or partial distribution, withdrawal, in-service withdrawal, Transfer to Other Companies, single sum payment, or certain other payment options available under the Group Contract.
Mortality and Expense Risk Deductions
We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.
Depending on the terms of your Group Contract, we may assess this charge as:
1)	a daily deduction from the assets of each Investment Division (the “Daily M&E Deduction”); or
2)	a periodic deduction from your Participant Annuity Account Value (the “Periodic M&E Deduction”).
You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.
The Daily M&E Deduction
The Daily M&E Deduction is a charge we deduct from each Investment Division’s Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Only one rate will apply to your Group Contract.
We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.
Periodic M&E Deduction
Unlike the Daily M& E Deduction, which is deducted from each Investment Division’s Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the Accumulation Period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.
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Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.
For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.
The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.
After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)
Please note that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.
Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience we incur. The mortality risks we assume arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that neither the person receiving payment’s longevity, nor an unanticipated improvement in general life expectancy, will adversely affect your annuity payments under the Group Contract.
We bear substantial risk in connection with the death benefit before the Annuity Commencement Date since we may bear the risk of unfavorable experience in your Variable Sub-Accounts. (See “Death Benefit” for additional information.) The expense risk is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.
In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Great-West will determine whether such a reduction is available based upon consideration of the following factors:
•	size of the prospective group;
•	projected annual Contributions for all Participants in the group;
•	frequency of projected distributions;
•	type and frequency of administrative and sales services provided; and
•	level of contract maintenance charge, administrative charge and CDSC.
Great-West will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.
If the mortality and expense risk charge is insufficient to cover actual costs and risks assumed, we will bear the loss. If this charge is more than sufficient, any excess will be a profit to us. Currently, we expect a profit from this charge.
Premium Tax Deductions
Great-West presently intends to pay Premium Taxes levied by a governmental entity on Participant Annuity Accounts or the Series Account. Great-West reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead. We will give notice to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations, or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant, the insurance tax laws, and the status of Great-West in these states when the Premium Taxes are incurred.
Expenses of the Eligible Funds
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The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund’s fees and deductions, which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division. If provided for under the terms of your Group Contract, when an Eligible Fund imposes additional fees with respect to a particular Participant transaction, such as a redemption fee for frequent trading, these fees will be deducted from the Participant Annuity Account Value of the identified Participant.
Restorations
Depending on the terms of your Group Contract, Great-West may agree to restore all or a portion of the CDSC charges, market value adjustments, or other investment charges from Plan assets under a prior investment option. The restoration amount will be based on the dollar amounts Transferred to the Group Contract from the prior investment option.
Periodic Payment Options
You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option, provided you are eligible to receive a distribution under the terms of the Plan and Code. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any. All outstanding loan balances must be paid in full or treated as a distribution before you are eligible for a periodic payment option.
In Requesting periodic payments, you must elect:
•	the payment frequency of either 12-, 6-, 3- or 1-month intervals;
•	a payment amount—a minimum of $50 is required;
•	the calendar day of the month on which payments will be made;
•	one payment option; and
•	to allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
•	prorate the amount to be paid in proportion to the assets in each sub-account; or
•	select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.
Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.
You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non- governmental 457(b), 457(f), 415(m) or NQDC Plan, in which case you may not elect to change the withdrawal option and/or the frequency of payments.
While receiving periodic withdrawals:
•	You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
•	You may keep the same investment options as before periodic payments began.
•	Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
•	We will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
•	We will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account. Please refer to your Contract for more information about the Guaranteed Sub- Accounts.
Periodic payments will cease on the earlier of the date:
•	the amount to be paid under the option selected has been reduced to zero;
•	the Participant Annuity Account Value is zero;
•	you Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals); or
•	you die.
You may choose to receive periodic payments from the following payment options.
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Option 1 - Income for a specified period
You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose. The Group Contract will provide the available lengths of time from which you may elect. Certain Group Contracts may require that you elect a specified period of at least 36 months.
Option 2 - Income of a specified amount
You elect the dollar amount of the payments. Based on the amount elected, the duration may vary. The Group Contract will provide the available dollar amounts from which you may select.
Option 3 - Interest Only
Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1⁄2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.
Option 4 - Minimum Distribution
Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other Plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).
If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).
If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.
Periodic payments may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement Plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. Please consult a competent tax adviser before requesting a periodic payment option.
Annuity Payment Options
Subject to the terms of your Plan and whether you have a distributable event, you may elect an Annuity Commencement Date and the form of annuity payments at any time during the Accumulation Period.
To avoid the imposition of an excise tax under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must not be later than April 1 of the calendar year following the later of either:
•	the calendar year in which the Participant attains age 70 1⁄2; or
•	the calendar year in which the Participant retires.
Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with Great-West.
Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.
The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Payment Options may be changed, upon Request received by Great-West at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, Great-West may delay the date elected by not more than 30 days.
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You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which Great-West may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed, or combination basis. More than one Annuity Payment Option may be elected. If no Annuity Payment Option is elected, some Group Contracts automatically provide for a variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.
The level of annuity payments under the following options is based upon the option selected and such factors as the age at which payments begin and the frequency and duration of payments.
Option 1 - Life Annuity
This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the payee to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the payee died before the second annuity payment, etc.
Option 2 - Life Annuity with Payments Guaranteed for Designated Periods
This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as “Installment Refund” is available only on a fixed-dollar payment basis.
Option 3 - Joint and One-Half Survivor
This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.
Option 4 - Income of Specified Amount (available only as fixed-dollar payments)
Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected, provided that the annuity payment period is not less than 36 months.
Option 5 - Income for Specified Period (available only as fixed-dollar payments)
Under this option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.
Option 6 - Systematic Withdrawal Payment Option (available only as fixed-dollar payments)
Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by Great-West. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. Charges and restrictions will apply. (See the “Systematic Withdrawal Payment Option Rider” to the Group Contract for more information.)
Variable Annuity Payments
Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.
Annuity Units
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We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.
Amount of First Variable Payment
The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub- Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return (“AIR”) of 5%.
For annuity options involving life income, the actual age and sex of the annuitant will affect the amount of each payment. We reserve the right to ask for proof of the annuitant’s age, and we may delay annuity payments until we receive satisfactory proof. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.
Amount of Variable Payment after the First Payment
Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub- account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub- account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.
Fixed Annuity Payments
The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater if we are using a more favorable table as of a Participant’s Annuity Commencement Date.
Combination Variable and Fixed Annuity Payments
If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.
Transfer to Effect Annuity Option Elected
If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, we must receive your Request to Transfer prior to your Annuity Commencement Date. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the beneficiary or payee may submit the Request to Transfer after the death of the Participant.
Transfer After the Annuity Commencement Date
Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.
Proof of Age and Survival
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Great-West may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant or beneficiary has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, we may deduct the difference with interest from the next payment or payments. If payments were too small, we may add the difference with interest to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.
Frequency and Amount of Annuity Payments
Unless otherwise permitted and elected, variable annuity payments will be paid as monthly installments. Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any Annuity Payment Option will be less than $50, Great-West may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Payment Option is less than $2,000, Great-West may pay it in one lump sum. The maximum amount that may be applied under any Annuity Payment Option without our prior written consent is $1,000,000.
Other Restrictions
Once payments start under the annuity form you select:
•	no changes can be made in the annuity form;
•	no additional Contributions will be accepted under the Group Contract; and
•	no further withdrawals will be allowed, other than withdrawals made to provide annuity benefits.
Contract Termination Due To Plan Termination
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract and the Group Contractowner terminates its Plan (“Plan Termination”) with assets invested in the Group Contract, the Group Contractowner will provide Great-West written notice of Plan Termination, and confirm that all final Contributions have been remitted to Great-West. In addition, the Group Contractowner must provide any information or instructions Great-West may reasonably require.
Unless the Group Contractowner instructs Great-West that its Plan is subject to joint and survivor or other distribution rules, or that the Plan is an eligible governmental Plan and the Group Contractowner instructs Great-West to make a Plan-to-Plan Transfer of all of the Plan assets to another eligible governmental Plan within the same state, Great-West will make a lump sum distribution to each person with assets invested in the Group Contract (“Payee”). Depending on the Plan, Great-West will send distribution election forms to each Payee’s last known mailing address or will send distribution election forms to the Group Contractowner for delivery to each Payee. Upon receipt of a distribution election form from a Payee, Great-West will send a lump sum distribution to either the Payee or directly to an eligible retirement Plan as elected by the Payee. In the absence of a Payee election, Great-West will automatically send Payee lump sum distributions to the IRA provider designated by the Group Contractowner. In the alternative, the Group Contractowner may instruct Great-West to pay the lump sum distributions for non-responsive Payees pursuant to any other applicable regulatory guidance in effect on the date of distribution.
The Group Contractowner acknowledges that the amount distributed from the Group Contract upon Plan Termination will be equal to the balance of each Participant Annuity Account as reflected in Great-West’s records on the date of distribution, less any outstanding charges or fees, CDSC's, income tax withholding, Premium Taxes, or other fees applicable under the terms of the Group Contract.
The Group Contract will terminate once all Plan assets have been distributed.
Contract Termination Due To Contract Conversion
If provided for under the terms of the Amendment Rider and it is attached to the Group Contract, the Group Contractowner may declare a Contract Termination due to Contract Conversion, to occur at a specified future date (the “Contract Termination Date”). Upon the Contract Termination Date, the current Group Contract (“Old Group Contract”) will terminate and the Group Contractowner and Great-West will enter into a new Group Contract (“New Group Contract”), to be effective on the Contract Termination Date. Any Contributions received by Great-West after the Contract Termination Date will be deposited into the New Group Contract. Unless otherwise agreed by the Group Contractowner and Great-West, all assets previously held under the Old Group Contract will be governed by the terms of the New Group Contract. Furthermore, any fees or charges imposed by the Old Group Contract will become payable under the terms of the New Group Contract, unless the Group Contractowner and Great-West otherwise agree.
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Federal Tax Consequences
Introduction
The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice to any individual. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor as to how the tax rules apply to you before initiating any transaction.
This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.
The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under Sections 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code, or as a NQDC Plan.
Taxation of Annuities in General
Section 72 of the Code governs the taxation of annuities in general and distributions from qualified Plans. Tax deferral under annuity contracts purchased in connection with tax-qualified Plans arises under specific provisions of the Code governing the tax-qualified Plan, so a Contract should be purchased only for the features and benefits other than tax deferral that are available under an annuity contract purchased in connection with tax-qualified Plans, and not for the purpose of obtaining tax deferral.
A Participant in a qualified Plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. A distribution is taxable as ordinary income, except to the extent a participant has basis in the Group Contract. Amounts contributed to the Group Contract on an after-tax basis generally constitute cost basis at time of distribution.
If a Group Contract will be held by a taxable employer, the investment gain on the Group Contract is included in the entity’s income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b), 457(f), or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. Taxable employers should discuss these matters with a competent tax adviser.
401(a) Plans
Section 401(a) of the Code provides special tax treatment for pension, profit-sharing, and stock bonus plans established by employers or employee organizations for their employees. Many types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant’s gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer’s defined contribution qualified Plans is limited to the lesser of $56,000 or 100% of a Participant’s compensation as defined in Section 415 of the Code, as indexed from time to time for inflation. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
401(k) Plans
Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit- sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain Plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant’s gross income until distribution from the 401(k) Plan.
A 401(k) Plan can also allow Participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on
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the Roth earnings. The maximum elective deferral amount that an individual may contribute to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time for inflation. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $19,000 for 2019, and may be adjusted yearly for cost-of-living increases.
The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the Plan to meet certain non-discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
Pre-tax amounts deferred into the Plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant’s gross income only for the taxable year when such amounts are paid to the Participant under the terms of the Plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1⁄2, unless the Participant dies, becomes disabled, or separates from service after attainment of age 55.
Roth contributions deferred into the 401(k) Plan within the applicable limits are made with after-tax dollars. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Participants should consult with their employer as to the availability of benefits under the Plan.
403(b) Plans
Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Pre-tax deferrals contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed:
•	the contribution limit in Section 415 of the Code; and
•	the elective deferral limit in Section 402(g) of the Code.
A 403(b) Plan may also permit after-tax Roth deferrals. Roth contributions deferred into the 403(b) Plan within the applicable limits are included in a Participant’s income in the taxable year when the Roth contribution is made. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension, a SIMPLE retirement account, and with after-tax Roth contributions. The total amount of elective deferrals that can be contributed to all such Plans is $19,000 for 2019, and may be adjusted yearly for cost-of- living increases.
Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.
The net investment gain, if any, on pre-tax deferrals reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary. Roth contributions and earnings are taxed as described above.
If allowed by the Plan, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code.
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If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribute an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.
Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan, and may result in additional taxes to the Participant.
Distribution Restrictions apply:
Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1⁄2, unless an exception applies under Section 72(t) of the Code.
Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts Transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1⁄2, unless the Participant:
•	dies;
•	becomes disabled;
•	severs employment; or
•	suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.
If allowed by the Plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental Plan for purchase of permissible service credits.
Subject to the terms of the Group Contract, all or a portion of the Participant’s Annuity Account Value, less any applicable CDSC and loss of interest charges (which may be applied when amounts deposited into a Fixed Option are transferred prior to the maturity date), may be exchanged for another 403(b) contract offered under the Group Contractowner’s 403(b) Plan, provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law, as amended from time to time, are met.
457(b) Plans
Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation Plan for its employees and independent contractors.
Pre-tax salary reduction Contributions and any income thereon are generally excluded from the Participant’s gross income until a distribution occurs from the 457(b) Plan. A governmental 457(b) Plan can also allow participants to make after-tax “Roth” contributions. Earnings on Roth contributions will be taxable to the Participant in the year of distribution unless certain requirements are met (generally, holding the Roth contributions for a five taxable year period, and receiving the distribution after age 59 1⁄2, death, or disability), in which case the Participant will not owe income tax on the Roth earnings.
Generally, the maximum elective deferral amount that an individual may contribute to a 457(b) Plan is limited to an applicable dollar amount, as indexed from time to time for inflation. The total amount of elective deferrals that can be contributed to a 457(b) Plan is $19,000 for 2019. Elective deferrals to a 457(b) Plan must also be aggregated with elective deferrals made by a Participant to a 401(k) Plan, a 403(b) Plan, to a simplified employee pension plan, to a SIMPLE retirement account, and with after-tax Roth contributions.
Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the employer, attains age 70 1⁄2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental Plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseen emergency.
For governmental 457(b) Plans only, and if the Plan document so allows, all employees who are eligible to make elective deferrals under the Plan and who have attained age 50 before the close of the Plan year are eligible to make catch-up contributions subject to the limitations of Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant’s attainment of normal retirement age under the Plan’s standard or special catch-up provision.
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Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the Plan and included in the Participant’s gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the Plan and may result in additional taxes to the Participant.
457(f) Plans
Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation Plan.
A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the non-qualified Plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document.
Distributions from a 457(f) Plan are subject to the provisions of the underlying Plan.
415(m) Plans
Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit Plan for employees whose benefits are limited by the qualified Plan contribution and benefit limits under Section 415 of the Code.
A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit Plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary, as provided in the underlying excess benefit Plan document.
Distributions from a 415(m) Plan are subject to the provisions of the underlying Plan.
NQDC Plans
Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan. A Participant in a NQDC Plan that satisfies the requirements of Section 409A of the Code is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are no longer subject to a substantial risk of forfeiture, as provided in the underlying Plan document. Distributions from the Plan are subject to the restrictions contained in the Plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their Plan.
An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.
Portability
When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement Plan, as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. (See the discussion under “Federal Income Tax Withholding” later in this Prospectus.)
If allowed by the employer’s Plan document or the annuity contract or custodial account agreement, Participants and beneficiaries in a 403(b) Plan may directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation provided that all of the conditions and requirements of the Section 403(b) regulations and any other applicable law are met.
Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement Plan.
Establishment of an Alternate Payee Account
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A Request submitted to Great-West in connection with a Qualified Domestic Relations Order must be approved by the Group Contractowner, except as otherwise agreed. Upon receipt of an approved Request, Great-West will make payment to the Alternate Payee and/or establish a Participant Annuity Account on behalf of the Alternate Payee named in such Qualified Domestic Relations Order. The Alternate Payee may be treated as a surviving Spouse for purposes of Code Section 401(a)(9) and be responsible for submitting a Request to begin Distributions in accordance with the Code.
Required Beginning Date/Required Minimum Distributions
Required Beginning Date - Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:
•	the calendar year in which the Participant attains age 70 1⁄2; or
•	the calendar year in which the Participant retires.
Required Minimum Distributions - All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant’s age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving Spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.
If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex; you should seek the advice of a competent tax advisor.
Federal Taxation of Distributions
All payments received from a 401(a), 401(k), 403(b) or 457(b) Plan are generally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only if after-tax Contributions have been made. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
If the Participant takes the entire value in his Participant Annuity Account in a single lump sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income. Earnings on Roth Contributions may also be distributed income-tax free if certain requirements are met.
A “10-year averaging” procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.
For further information regarding lump sum distributions, please consult a competent tax advisor.
Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or other types of annuity payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.
Amounts received from a non-governmental 457(b) Plan, a 457(f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments, are taxed in full as wages to the Participant at the time determined under the Plan.
Early Distribution Penalty Taxes
Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1⁄2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:
(1)	made to a beneficiary on or after the death of the Participant;
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(2)	attributable to the Participant’s being disabled within the meaning of Code Section 72(m)(7);
(3)	made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
(4)	made to a Participant on account of separation from service after attaining age 55;
(5)	properly made to an alternate Payee under a qualified domestic relations order;
(6)	made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care; or
(7)	made subject to an Internal Revenue Service levy imposed on the Plan
There are other circumstances under which the penalty tax may apply. For further information regarding the premature distribution penalty, please consult a competent tax advisor.
Exception (3) above (substantially equal payments) applies to distributions from 401(a) and 401(k) Plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:
•	the Participant reaching age 59 1⁄2; or
•	within five years of the date of the first payment;
then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1⁄2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not generally apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.
Distributions on Death of Participant
Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant’s death must be made pursuant to the rules contained in Section 401(a)(9) in effect at the time of distribution.
Federal Income Tax Withholding
Certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as “eligible rollover distributions.”
Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement Plan as defined in the Code.
With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.
Currently, all amounts distributed are tax reported on IRS Form 1099-R.
Distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules, and Participants may not elect otherwise. Payments to beneficiaries are not treated as wages and are reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.
We may be required to withhold at a rate of 30% under the Foreign Account Tax Compliance Act (“FATCA”) on certain distributions to foreign financial institutions and non-financial foreign entities holding accounts on behalf of and/or the assets of U.S. persons unless the foreign entities provide us with certain certifications regarding their status under FATCA on the applicable IRS forms. Prospective purchasers with accounts in foreign financial institutions or non-financial foreign entities are advised to consult with a competent tax advisor regarding the application of FATCA to their purchase situation.
Taxation of Great-West
We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of Great-West.
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In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability, may include dividends received, deductions, and foreign tax credits, which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, Group Contractowners (and Participants) are not the owners of the assets generating the benefits.
Domestic Partnerships, Civil Unions and Same-Sex Marriages
Following the U.S. Supreme Court’s decision in United States v. Windsor, which invalidated the limitation of marriage to opposite sex couples in the federal Defense of Marriage Act, the Internal Revenue Service issued Revenue Ruling 2013-17 which provides guidance on the federal taxation of same-sex couples. Revenue Ruling 2013-17 holds that for all federal tax purposes, including income, gift, and estate tax, the IRS will recognize same-sex marriages that are legally valid in the state where the couple married, regardless of whether the state in which the couple currently resides would recognize the marriage. The Supreme Court’s decision in Obergefell v. Hodges requires all states to recognize same sex marriages.
For federal tax purposes, the term “marriage” does not include registered domestic partnerships, civil unions, or other similar formal relationships recognized under state law that are not denominated a marriage under that state’s law. Thus, domestic partners and individuals in civil unions are not treated as Spouses under this Contract. You are strongly encouraged to consult with a qualified financial advisor and/or tax advisor for additional information on your state’s law regarding civil unions and same-sex marriages. The IRS has issued Notice 2014-9: (1) clarifying the application of the Windsor decision to qualified plans, (2) clarifying whether a plan needs to be amended to comply with the Windsor decision and subsequent IRS guidance; and (3) if so, the time when such plan needs to be amended.
Seek Tax Advice
The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law, which may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. Please consult a competent tax advisor for further information.
Voting Rights
To the extent required by applicable law, Great-West will vote all Eligible Fund shares held in the Series Account at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If the 1940 Act or any regulation is amended, or if the present interpretation thereof changes, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.
The Participant under a 403(b) Plan or the Group Contractowner under all other Plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.
The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant’s percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, holds a voting interest in each Investment Division to which a Participant’s Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.
Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.
Shares for which we do not receive timely instructions and shares we hold as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.
35

Distribution Of The Group Contracts
GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly-owned subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone (800) 701-8255.
The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid to GWFS agents, independent registered insurance brokers, and other registered broker- dealers. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.
Compensation paid to GWFS agents, independent registered insurance brokers and other broker-dealers is not paid directly by Group Contractowners or the Series Account. Great-West and its affiliates intend to fund this compensation through fees and charges imposed under the Group Contract, and from profits on payments received by Great-West and its affiliates for providing administrative, marketing, and other support and services to the Eligible Funds. (See “Payments We Receive” above.) Great-West and its affiliates pay a portion of the compensation received from Eligible Funds to GWFS agents, independent registered insurance brokers and other broker-dealers for distribution services.
In addition to the direct cash compensation described above for sales of the Group Contracts, Great-West and/or its affiliates also pay GWFS agents additional cash and non-cash incentives to promote the sale of the Group Contract and other products distributed by GWFS, including Portfolios of Great-West Funds, which are Eligible Funds under the Group Contract. Great-West and/or its affiliates may sponsor various contests and promotions subject to applicable FINRA regulations in which GWFS agents may receive prizes such as travel awards, merchandise and cash. Subject to applicable FINRA regulations, Great-West and/or its affiliates may also pay for travel expenses, meals, lodging and entertainment of salespersons in connection with educational and sales promotional programs and sponsor speakers, educational seminars and charitable events.
Cash incentive payments may vary depending on the arrangement in place at any particular time. Currently, GWFS agents are eligible to receive additional cash compensation in the form of a bonus when retirement plan clients invest in affiliated products. Cash incentives payable to GWFS agents may be based on certain performance measurements, including a percentage of the net amount invested in certain Eligible Funds through the Group Contract. These additional payments could be viewed as creating conflicts of interest. In some cases, the payment of incentive-based compensation may create a financial incentive for a GWFS agent to recommend or sell the Group Contract instead of other products, or recommend certain Eligible Funds under the Group Contract over other Eligible Funds, which may not necessarily be to your benefit.
You should ask your GWFS agent, independent registered insurance broker, or other broker-dealer representative for further information about compensation he or she may receive in connection with your purchase of a Group Contract.
State Variations
Group Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this Prospectus because of state law variations. These differences include, among other things, free look rights, issue age limitations, and general availability of riders. This Prospectus describes the material rights and obligations of a Group Contractowner, and the maximum fees and charges for all Group Contract features and benefits are set forth in the fee table of this Prospectus. State specific variations will be included in your Group Contract or in a rider or endorsements attached to your Group Contract. See your agent or contact us for information that is specific to your state.
State Regulation
As a life insurance company organized and operated under Colorado law, Great-West is subject to Colorado law and to regulation by the Colorado Commissioner of Insurance. Great-West’s books and accounts are subject to review and examination by the Colorado Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners (“NAIC”) at least once every three years.
36

Restrictions Under The Texas Optional Retirement Program
Section 830.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program (“ORP”) to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement, or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.
Reports
We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, we will send all Participants at least annually a statement of his or her Participant Annuity Account Value.
Rights Reserved By Great-West
We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants, or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. When required by law, we will obtain the applicable Participant’s or Group Contractowner’s approval of the changes, as well as approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:
•	to operate the Series Account in any form permitted under the 1940 Act, or in any other form permitted by law;
•	to deregister the Series Account under the 1940 Act;
•	to Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account;
•	to substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law;
•	to make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity;
•	to change the time or time of day at which a Valuation Date is deemed to have ended;
•	to make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then-outstanding Contract the aggregate amount of the types of charges we have guaranteed; and
•	to reject any application or Participant enrollment form at our discretion.
Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner’s last known address on file with Great-West.
Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.
Addition, Deletion or Substitution of Investment Options
Great-West may select the investment options offered though the Contract based on several criteria, including but not limited to asset class coverage, brand recognition, the reputation and tenure of the adviser or sub-adviser, expenses, performance, marketing, availability, investment conditions, and the qualifications of each investment company. Another factor we consider is whether the investment option or an affiliate of the investment option will compensate Great-West for providing certain administrative, marketing, or support services that would otherwise be provided by the investment option, its investment adviser, or its distributor. For more information on such compensation, see “Payments We Receive,” above. When we develop and offer a variable annuity product in cooperation with a fund family or a distributor, Great-West will generally include investment options based on recommendations made by the fund family or the distributor, whose selection criteria may differ from our own. We have selected investment options of the Great-West Funds at least in part because they are managed by our directly owned subsidiary.
Great-West does not control the investment options and cannot guarantee that any of the investment options will always be available for allocation of Contributions or Transfers. We retain the right to make changes in the Series Account and in its investments, including the right to establish new sub-accounts or to eliminate existing sub-accounts.
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Great-West reserves the right to discontinue the offering of any investment option if we determine the investment option no longer meets one or more of the criteria, or if the investment option has not attracted significant allocations. If an investment option is discontinued, we may substitute shares of another investment option or shares of another investment company for the discontinued investment option’s shares. Any share substitution will comply with the requirements of the 1940 Act. If you are contributing to a sub-account corresponding to an investment option that is being discontinued, you will be given notice prior to the investment option’s elimination. Before a sub-account is eliminated, we will notify you and request that you reallocate the amounts invested in the sub-account to be eliminated.
Legal Proceedings
There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. Great-West is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.
Legal Matters
Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Carlton Fields, P.A.
Pursuant to Commodity Futures Trading Commission Rule 4.5, Great-West has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.
Independent Registered Public Accounting Firm
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The statutory financial statements of Great-West Life & Annuity Insurance Company included in the Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
Cyber Security Risks
Because our variable annuity contract business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, and destruction of data maintained online or digitally, denial of service on our website and other operational disruption, and unauthorized release of confidential owner information. Such system failures and cyber-attacks affecting us, the Eligible Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Participant Annuity Account Value. For instance, system failures and cyber-attacks may interfere with our processing of Group Contract transactions, including the processing of Transfer Requests from our website or with the Eligible Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines, litigation, and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Eligible Funds invest, which may cause the Eligible Funds underlying your Group Contract to lose value. There can be no assurance that we or the Eligible Funds or our service providers will avoid losses affecting your Group Contract due to cyber-attacks or information security breaches in the future.
Abandoned Property Requirements
Every state has unclaimed property laws that generally provide for escheatment to the state of unclaimed property (including proceeds of annuity contracts) under various circumstances. This “escheatment” is revocable, however, and the state is obligated to pay the applicable proceeds if the property owner steps forward to claim it with the proper documentation. To help prevent such escheatment, it is important that you keep your contact and other information on file with us up to date, including the names, contact information, and identifying information for owners, annuitants, beneficiaries, and other payees.
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Available Information
We have filed a registration statement (“Registration Statement”) with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Please consult the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, please consult the instruments filed as exhibits to the Registration Statement.
The SEC maintains a website (www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account. To request the SAI or other information about the Group Contract, or to update your information or make inquiries about the Group Contract, contact Great-West toll-free at (800) 537-2033 or via email at webmaster@gwrs.com. Please include the following in your email: (i) your name; (ii) address; and (iii) employer’s name or Plan number.
The SAI contains more specific information and financial statements relating to the Series Account and Great-West, such as:
1.	Custodian and Independent Registered Public Accounting Firm;
2.	Underwriter; and
3.	Financial Statements.
39

APPENDIX A
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units Outstanding Throughout Each Period
For the Periods Ended December 31
INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	19.97	17.52	16.34	16.31	15.09	13.26	12.64	12.79	11.74	9.20
Value at end of period	19.07	19.97	17.52	16.34	16.31	15.09	13.26	12.64	12.79	11.74
Number of accumulation units outstanding at end of period	43,336	46,501	53,338	60,266	66,997	78,965	84,531	97,357	105,692	124,068
ALGER MID CAP GROWTH
Value at beginning of period	28.32	22.09	22.15	22.79	21.36	15.92	13.88	15.32	12.99	8.67
Value at end of period	25.88	28.32	22.09	22.15	22.79	21.36	15.92	13.88	15.32	12.99
Number of accumulation units outstanding at end of period	188,803	204,543	246,893	273,854	294,171	339,162	398,432	455,705	521,171	600,301
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	37.86	33.83	28.66	28.85	25.97	22.02	19.99	19.55	17.47	15.76
Value at end of period	35.75	37.86	33.83	28.66	28.85	25.97	22.02	19.99	19.55	17.47
Number of accumulation units outstanding at end of period	138,104	145,235	184,098	190,641	197,609	217,394	229,234	246,697	247,356	267,342
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	22.69	18.27	17.11	16.50	15.33	11.64	9.80	10.47	9.47	7.15
Value at end of period	21.68	22.69	18.27	17.11	16.50	15.33	11.64	9.80	10.47	9.47
Number of accumulation units outstanding at end of period	132,857	158,200	182,515	196,543	217,748	234,270	231,000	229,516	251,784	294,792
ARTISAN INTERNATIONAL
Value at beginning of period	16.02	12.38	13.87	14.61	14.94	12.09	9.76	10.66	10.19	7.38
Value at end of period	14.10	16.02	12.38	13.87	14.61	14.94	12.09	9.76	10.66	10.19
Number of accumulation units outstanding at end of period	233,865	285,211	302,533	353,104	381,456	433,358	477,809	483,977	572,418	676,153
CLEARBRIDGE VALUE TRUST
Value at beginning of period	18.08	15.99	14.40	15.14	13.50	9.90	8.64	9.05	8.54	6.11
Value at end of period	15.53	18.08	15.99	14.40	15.14	13.50	9.90	8.64	9.05	8.54
Number of accumulation units outstanding at end of period	34,894	44,782	49,822	51,065	54,595	65,112	81,128	102,201	146,783	173,235
COLUMBIA SELECT MID CAP VALUE

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	17.70	15.85	14.12	15.11	13.70	10.29	8.96	9.51	7.85	6.03
Value at end of period	15.07	17.70	15.85	14.12	15.11	13.70	10.29	8.96	9.51	7.85
Number of accumulation units outstanding at end of period	35,929	39,288	37,860	53,269	73,164	36,610	28,482	36,654	27,428	9,540
DAVIS NEW YORK VENTURE
Value at beginning of period	18.93	15.74	14.24	14.04	13.39	10.10	9.10	9.71	8.80	6.77
Value at end of period	16.22	18.93	15.74	14.24	14.04	13.39	10.10	9.10	9.71	8.80
Number of accumulation units outstanding at end of period	58,493	66,205	80,415	79,030	93,336	105,611	141,561	145,018	167,905	174,809
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	18.76	16.37	15.14	16.21	15.20	11.83	10.89	11.64	10.47	9.29
Value at end of period	16.36	18.76	16.37	15.14	16.21	15.20	11.83	10.89	11.64	10.47
Number of accumulation units outstanding at end of period	59,979	70,639	85,811	103,325	111,057	129,971	145,223	146,881	174,165	206,125
FIDELITY VIP CONTRAFUND
Value at beginning of period	39.19	32.56	30.53	30.70	27.77	21.42	18.63	19.35	16.72	12.47
Value at end of period	36.24	39.19	32.56	30.53	30.70	27.77	21.42	18.63	19.35	16.72
Number of accumulation units outstanding at end of period	336,368	405,321	488,040	542,017	577,143	618,438	708,366	801,424	892,773	962,571
FIDELITY VIP GROWTH
Value at beginning of period	57.41	43.02	43.21	40.83	37.14	27.59	24.36	24.61	20.07	15.84
Value at end of period	56.60	57.41	43.02	43.21	40.83	37.14	27.59	24.36	24.61	20.07
Number of accumulation units outstanding at end of period	692,886	755,138	854,139	954,584	1,044,807	1,143,059	1,274,775	1,419,860	1,560,405	1,774,345
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.77	10.00
Value at end of period	9.53	10.77
Number of accumulation units outstanding at end of period	690,995	715,806
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	87.34	76.89	68.87	74.26	69.76	47.87	40.32	43.84	37.13	23.01
Value at end of period	73.82	87.34	76.89	68.87	74.26	69.76	47.87	40.32	43.84	37.13
Number of accumulation units outstanding at end of period	325,960	361,906	414,664	467,207	509,923	563,981	514,832	594,271	652,674	724,730
GREAT-WEST BOND INDEX

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	18.34	18.02	17.90	18.08	17.31	17.98	17.53	16.56	15.74	15.01
Value at end of period	18.04	18.34	18.02	17.90	18.08	17.31	17.98	17.53	16.56	15.74
Number of accumulation units outstanding at end of period	280,729	285,473	278,332	286,144	312,231	335,594	422,879	415,566	420,370	424,797
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.20	10.00
Value at end of period	9.76	10.20
Number of accumulation units outstanding at end of period	492,676	539,559
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	20.52	20.70	20.96	21.22	21.49	21.76	22.03	22.31	22.59	22.87
Value at end of period	20.55	20.52	20.70	20.96	21.22	21.49	21.76	22.03	22.31	22.59
Number of accumulation units outstanding at end of period	982,739	1,017,434	1,163,705	1,088,908	1,194,983	1,382,458	1,568,720	1,711,196	1,890,668	2,273,516
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	36.12	28.92	28.19	26.81	26.88	21.27	18.38	18.96	17.58	13.50
Value at end of period	30.12	36.12	28.92	28.19	26.81	26.88	21.27	18.38	18.96	17.58
Number of accumulation units outstanding at end of period	379,368	392,756	449,867	499,221	532,458	609,627	577,471	651,302	732,268	863,754
GREAT-WEST LIFETIME 2015
Value at beginning of period	18.95	17.26	15.50	15.88	15.16	14.09	12.75	12.72	11.54	10.00
Value at end of period	17.88	18.95	17.26	15.50	15.88	15.16	14.09	12.75	12.72	11.54
Number of accumulation units outstanding at end of period	70,921	80,247	92,518	93,857	102,426	104,941	83,249	52,527	35,823	5,038
GREAT-WEST LIFETIME 2025
Value at beginning of period	21.55	19.12	16.87	17.32	16.51	14.60	12.97	13.27	11.87	10.00
Value at end of period	20.06	21.55	19.12	16.87	17.32	16.51	14.60	12.97	13.27	11.87
Number of accumulation units outstanding at end of period	108,765	101,727	92,965	106,748	77,555	66,856	46,712	33,096	14,675	2,239
GREAT-WEST LIFETIME 2035
Value at beginning of period	23.73	20.30	18.22	18.76	17.87	14.98	13.10	13.70	12.10	10.00
Value at end of period	21.59	23.73	20.30	18.22	18.76	17.87	14.98	13.10	13.70	12.10

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	36,903	40,667	48,395	44,880	43,906	43,633	34,730	23,673	26,015	3,494
GREAT-WEST LIFETIME 2045
Value at beginning of period	24.03	20.20	18.45	19.05	18.22	15.06	13.10	13.83	12.18	10.00
Value at end of period	21.51	24.03	20.20	18.45	19.05	18.22	15.06	13.10	13.83	12.18
Number of accumulation units outstanding at end of period	32,088	27,731	34,583	21,457	24,423	21,381	4,213	2,578	801	4
GREAT-WEST LIFETIME 2055
Value at beginning of period	23.78	19.93	18.27	18.90	18.19	15.05	13.07	13.86	12.21	10.00
Value at end of period	21.19	23.78	19.93	18.27	18.90	18.19	15.05	13.07	13.86	12.21
Number of accumulation units outstanding at end of period	10,124	9,168	9,229	8,108	13,398	13,149	3,128	3,283	2,790	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	44.43	41.00	32.99	34.61	33.42	25.09	21.92	22.65	18.50	14.65
Value at end of period	36.77	44.43	41.00	32.99	34.61	33.42	25.09	21.92	22.65	18.50
Number of accumulation units outstanding at end of period	86,708	89,992	95,838	105,083	111,098	127,340	138,747	169,612	183,955	199,637
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.45	10.00
Value at end of period	9.67	10.45
Number of accumulation units outstanding at end of period	1,698,371	1,779,648
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.55	10.00
Value at end of period	9.62	10.55
Number of accumulation units outstanding at end of period	1,121,951	1,181,077
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.33	10.00
Value at end of period	9.72	10.33
Number of accumulation units outstanding at end of period	230,322	281,648

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	50.00	47.64	43.31	46.93	45.93	43.05	37.57	36.43	32.71	23.92
Value at end of period	47.84	50.00	47.64	43.31	46.93	45.93	43.05	37.57	36.43	32.71
Number of accumulation units outstanding at end of period	143,187	154,525	180,860	194,995	233,464	271,448	298,242	335,451	382,396	432,073
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.88	10.00
Value at end of period	10.22	10.88
Number of accumulation units outstanding at end of period	10,546,622	11,586,698
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	71.44	64.16	51.66	53.68	51.67	37.21	32.54	32.83	26.45	21.43
Value at end of period	64.21	71.44	64.16	51.66	53.68	51.67	37.21	32.54	32.83	26.45
Number of accumulation units outstanding at end of period	212,316	233,685	268,544	159,858	172,309	1,848,252	198,041	217,566	252,265	267,813
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	60.42	52.64	44.89	48.81	46.03	35.85	30.97	31.64	27.84	22.52
Value at end of period	53.99	60.42	52.64	44.89	48.81	46.03	35.85	30.97	31.64	27.84
Number of accumulation units outstanding at end of period	491,111	557,855	653,963	719,983	786,549	901,559	1,031,488	1,114,111	1,255,963	1,440,120
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	62.55	50.90	48.54	46.14	41.43	30.76	27.40	28.22	22.41	15.66
Value at end of period	60.33	62.55	50.90	48.54	46.14	41.43	30.76	27.40	28.22	22.41
Number of accumulation units outstanding at end of period	216,683	239,468	284,098	325,051	338,077	374,011	414,015	455,356	503,442	556,991
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	24.95	24.72	24.72	24.84	23.85	24.65	24.18	23.16	22.22	21.22
Value at end of period	24.75	24.95	24.72	24.72	24.84	23.85	24.65	24.18	23.16	22.22
Number of accumulation units outstanding at end of period	541,658	569,340	611,761	657,467	694,123	770,851	925,368	976,963	1,041,298	1,191,824
INVESCO AMERICAN FRANCHISE
Value at beginning of period	12.85	10.23	10.16	9.80	9.16	6.64	5.94	6.46	5.59	4.53
Value at end of period	12.21	12.85	10.23	10.16	9.80	9.16	6.64	5.94	6.46	5.59

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	31,052	35,809	45,359	55,849	53,570	51,610	48,353	52,198	50,603	55,744
INVESCO AMERICAN VALUE
Value at beginning of period	18.19	16.87	14.80	16.51	15.31	11.59	10.06	10.15	8.46	6.16
Value at end of period	15.62	18.19	16.87	14.80	16.51	15.31	11.59	10.06	10.15	8.46
Number of accumulation units outstanding at end of period	9,883	12,714	13,803	32,498	32,864	34,221	49,552	17,502	16,591	10,121
INVESCO COMSTOCK
Value at beginning of period	19.90	17.14	14.77	15.94	14.83	11.13	9.51	9.84	8.64	6.77
Value at end of period	17.19	19.90	17.14	14.77	15.94	14.83	11.13	9.51	9.84	8.64
Number of accumulation units outstanding at end of period	41,392	45,701	46,379	46,974	64,079	57,444	47,185	44,870	56,448	53,770
INVESCO MID CAP GROWTH
Value at beginning of period	12.76	10.57	10.66	10.66	10.00	7.36	6.60	6.99	5.74	4.07
Value at end of period	11.87	12.76	10.57	10.66	10.66	10.00	7.36	6.60	6.99	5.74
Number of accumulation units outstanding at end of period	60,471	64,079	76,140	82,922	87,668	103,130	120,368	136,841	153,712	171,237
INVESCO SMALL CAP GROWTH
Value at beginning of period	31.50	25.54	23.23	23.96	22.54	16.31	13.96	14.31	11.48	8.64
Value at end of period	28.31	31.50	25.54	23.23	23.96	22.54	16.31	13.96	14.31	11.48
Number of accumulation units outstanding at end of period	17,920	18,425	19,113	20,242	20,730	21,891	23,938	25,710	29,519	44,821
JANUS HENDERSON FORTY
Value at beginning of period	11.21	10.00
Value at end of period	11.21	11.21
Number of accumulation units outstanding at end of period	264,753	280,590
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	8.18	8.18	8.12	8.42	7.95	6.31	5.33	6.27	5.49	4.04
Value at end of period	9.40	8.18	8.18	8.12	8.42	7.95	6.31	5.33	6.27	5.49
Number of accumulation units outstanding at end of period	46,708	52,061	56,257	65,249	78,451	87,664	105,721	127,994	148,496	177,710
JENSEN QUALITY GROWTH
Value at beginning of period	25.06	20.67	18.75	18.77	17.07	13.11	11.72	12.01	10.90	8.58
Value at end of period	25.20	25.06	20.67	18.75	18.77	17.07	13.11	11.72	12.01	10.90

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	20,760	22,433	26,355	28,742	34,440	34,724	39,020	44,983	54,202	60,969
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	24.78	22.78	19.81	20.66	19.17	14.26	13.16	13.91	11.31	10.00
Value at end of period	21.57	24.78	22.78	19.81	20.66	19.17	14.26	13.16	13.91	11.31
Number of accumulation units outstanding at end of period	19,300	21,325	19,095	16,890	20,687	16,978	21,092	37,989	35,846	6,311
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	19.15	16.81	14.71	15.53	14.82	10.92	9.85	10.28	8.39	5.73
Value at end of period	15.78	19.15	16.81	14.71	15.53	14.82	10.92	9.85	10.28	8.39
Number of accumulation units outstanding at end of period	2,853	3,099	3,101	4,477	4,483	7,105	8,125	8,479	8,796	10,934
MFS GROWTH
Value at beginning of period	24.04	18.65	18.47	17.46	16.29	12.11	10.47	10.67	9.56	7.80
Value at end of period	24.30	24.04	18.65	18.47	17.46	16.29	12.11	10.47	10.67	9.56
Number of accumulation units outstanding at end of period	484	669	803	864	1,011	1,559	4,303	4,326	10,157	12,767
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	20.68	16.55	17.16	16.83	14.81	11.60	10.33	10.63	9.86	6.96
Value at end of period	19.20	20.68	16.55	17.16	16.83	14.81	11.60	10.33	10.63	9.86
Number of accumulation units outstanding at end of period	51,790	53,276	71,968	98,292	97,376	95,121	106,537	113,736	128,223	161,696
OPPENHEIMER GLOBAL
Value at beginning of period	27.79	20.65	20.88	20.35	20.19	16.12	13.52	15.00	13.13	9.55
Value at end of period	23.72	27.79	20.65	20.88	20.35	20.19	16.12	13.52	15.00	13.13
Number of accumulation units outstanding at end of period	126,602	127,294	127,179	139,343	148,921	196,700	247,946	266,225	260,730	264,903
PIMCO TOTAL RETURN
Value at beginning of period	18.35	17.72	17.53	17.67	17.13	17.73	16.31	15.89	14.82	13.22
Value at end of period	18.03	18.35	17.72	17.53	17.67	17.13	17.73	16.31	15.89	14.82
Number of accumulation units outstanding at end of period	213,209	218,352	265,474	303,982	344,747	401,110	513,760	496,046	538,783	510,188
PIONEER EQUITY INCOME VCT
Value at beginning of period	28.04	24.65	20.88	21.10	18.94	14.89	13.71	13.12	11.15	9.91
Value at end of period	25.26	28.04	24.65	20.88	21.10	18.94	14.89	13.71	13.12	11.15

INVESTMENT DIVISION (1.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	26,504	27,679	42,675	33,938	32,628	31,402	31,461	41,703	49,695	46,591
PUTNAM HIGH YIELD
Value at beginning of period	16.35	15.56	13.70	14.70	14.63	13.92	12.27	12.06	10.82	7.39
Value at end of period	15.50	16.35	15.56	13.70	14.70	14.63	13.92	12.27	12.06	10.82
Number of accumulation units outstanding at end of period	41,176	43,239	41,589	48,859	56,724	47,117	58,418	49,260	73,016	96,919
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	11.66	8.80	9.19	9.12	10.70	8.77	7.29	9.39	8.03	5.20
Value at end of period	9.59	11.66	8.80	9.19	9.12	10.70	8.77	7.29	9.39	8.03
Number of accumulation units outstanding at end of period	47,656	48,290	45,869	52,606	55,465	62,028	82,107	86,380	90,510	79,599
ROYCE TOTAL RETURN
Value at beginning of period	18.47	16.50	13.32	14.59	14.63	11.20	9.94	10.27	8.45	6.80
Value at end of period	15.91	18.47	16.50	13.32	14.59	14.63	11.20	9.94	10.27	8.45
Number of accumulation units outstanding at end of period	18,009	19,253	23,569	15,924	22,333	27,764	30,245	31,293	34,177	17,267
VICTORY RS SELECT GROWTH
Value at beginning of period	27.21	23.53	22.30	22.66	22.69	16.67	14.23	13.69	10.54	7.24
Value at end of period	24.93	27.21	23.53	22.30	22.66	22.69	16.67	14.23	13.69	10.54
Number of accumulation units outstanding at end of period	5,310	5,556	5,843	7,115	8,094	9,686	10,544	11,098	12,245	13,471
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	14.57	10.78	10.82	10.94	10.13	6.88	6.07	6.29	4.99	3.42
Value at end of period	13.09	14.57	10.78	10.82	10.94	10.13	6.88	6.07	6.29	4.99
Number of accumulation units outstanding at end of period	62,232	67,949	72,985	84,301	94,013	116,209	150,566	167,321	189,304	217,189
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	21.69	19.17	17.78	18.59	19.66	13.77	12.12	12.29	10.04	7.68
Value at end of period	19.99	21.69	19.17	17.78	18.59	19.66	13.77	12.12	12.29	10.04
Number of accumulation units outstanding at end of period	132,829	140,516	166,524	176,668	202,112	252,900	260,831	289,709	296,172	312,062

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	21.11	18.46	17.18	17.09	15.77	13.81	13.12	13.24	12.12	9.46
Value at end of period	20.22	21.11	18.46	17.18	17.09	15.77	13.81	13.12	13.24	12.12
Number of accumulation units outstanding at end of period	2,942	3,140	3,079	3,341	3,673	5,798	5,799	7,631	8,994	11,503
ALGER MID CAP GROWTH
Value at beginning of period	29.91	23.27	23.26	23.86	22.30	16.57	14.40	15.84	13.40	8.92
Value at end of period	27.42	29.91	23.27	23.26	23.86	22.30	16.57	14.40	15.84	13.40
Number of accumulation units outstanding at end of period	36,228	38,737	29,210	33,881	37,093	37,203	45,081	57,221	59,600	70,436
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	39.90	35.54	30.03	30.13	27.05	22.86	20.69	20.17	17.97	16.17
Value at end of period	37.79	39.90	35.54	30.03	30.13	27.05	22.86	20.69	20.17	17.97
Number of accumulation units outstanding at end of period	33,420	39,111	25,953	20,755	19,827	25,723	34,958	34,009	34,940	31,825
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	23.48	18.85	17.60	16.92	15.68	11.86	9.96	10.60	9.56	7.20
Value at end of period	22.50	23.48	18.85	17.60	16.92	15.68	11.86	9.96	10.60	9.56
Number of accumulation units outstanding at end of period	71,507	89,555	76,338	76,302	75,805	70,500	60,585	50,738	60,919	66,588
ARTISAN INTERNATIONAL
Value at beginning of period	16.89	13.01	14.54	15.27	15.56	12.55	10.11	11.00	10.49	7.57
Value at end of period	14.91	16.89	13.01	14.54	15.27	15.56	12.55	10.11	11.00	10.49
Number of accumulation units outstanding at end of period	113,372	126,443	108,718	100,510	96,250	95,872	110,631	102,291	94,658	121,618
CLEARBRIDGE VALUE TRUST
Value at beginning of period	18.94	16.71	15.00	15.73	13.98	10.22	8.90	9.29	8.74	6.23
Value at end of period	16.33	18.94	16.71	15.00	15.73	13.98	10.22	8.90	9.29	8.74
Number of accumulation units outstanding at end of period	4,608	5,294	4,973	5,679	5,871	7,200	7,407	7,901	12,373	17,249
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	18.21	16.27	14.44	15.42	13.93	10.44	9.06	9.58	7.89	6.04
Value at end of period	15.56	18.21	16.27	14.44	15.42	13.93	10.44	9.06	9.58	7.89
Number of accumulation units outstanding at end of period	13,647	15,085	8,740	5,497	7,505	6,966	1,726	11,773	5,175	3,834

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DAVIS NEW YORK VENTURE
Value at beginning of period	19.59	16.24	14.64	14.40	13.69	10.30	9.25	9.84	8.89	6.82
Value at end of period	16.83	19.59	16.24	14.64	14.40	13.69	10.30	9.25	9.84	8.89
Number of accumulation units outstanding at end of period	7,165	11,197	9,331	9,031	7,415	9,368	11,945	13,316	14,138	19,199
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	19.66	17.10	15.77	16.83	15.74	12.21	11.21	11.95	10.72	9.48
Value at end of period	17.20	19.66	17.10	15.77	16.83	15.74	12.21	11.21	11.95	10.72
Number of accumulation units outstanding at end of period	12,430	13,741	13,969	15,533	18,316	19,138	17,658	17,867	24,501	28,417
FIDELITY VIP CONTRAFUND
Value at beginning of period	41.51	34.38	32.13	32.23	29.06	22.35	19.38	20.07	17.29	12.86
Value at end of period	38.49	41.51	34.38	32.13	32.23	29.06	22.35	19.38	20.07	17.29
Number of accumulation units outstanding at end of period	173,090	191,810	149,628	152,275	159,906	168,097	172,841	174,803	165,490	171,513
FIDELITY VIP GROWTH
Value at beginning of period	45.84	34.24	34.30	32.30	29.30	21.70	19.10	19.24	15.64	12.31
Value at end of period	45.33	45.84	34.24	34.30	32.30	29.30	21.70	19.10	19.24	15.64
Number of accumulation units outstanding at end of period	130,567	156,403	148,929	156,201	175,252	179,212	220,512	250,668	270,801	288,238
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.78	10.00
Value at end of period	9.57	10.78
Number of accumulation units outstanding at end of period	313,427	368,774
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	70.38	61.77	55.16	59.31	55.54	38.00	31.91	34.59	29.21	18.05
Value at end of period	59.67	70.38	61.77	55.16	59.31	55.54	38.00	31.91	34.59	29.21
Number of accumulation units outstanding at end of period	94,750	112,455	112,583	120,465	129,174	141,139	129,195	137,596	158,399	176,218
GREAT-WEST BOND INDEX
Value at beginning of period	19.38	18.98	18.80	18.93	18.07	18.72	18.19	17.13	16.23	15.44
Value at end of period	19.12	19.38	18.98	18.80	18.93	18.07	18.72	18.19	17.13	16.23
Number of accumulation units outstanding at end of period	61,841	64,425	54,971	46,876	50,088	52,288	62,999	61,520	62,186	62,702

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.22	10.00
Value at end of period	9.80	10.22
Number of accumulation units outstanding at end of period	105,292	127,214
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	12.96	13.03	13.16	13.28	13.41	13.54	13.67	13.80	13.93	14.06
Value at end of period	13.02	12.96	13.03	13.16	13.28	13.41	13.54	13.67	13.80	13.93
Number of accumulation units outstanding at end of period	213,032	214,806	236,383	264,682	272,394	325,492	409,648	443,589	489,278	583,601
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	35.41	28.26	27.47	26.05	26.04	20.54	17.69	18.20	16.83	12.88
Value at end of period	29.61	35.41	28.26	27.47	26.05	26.04	20.54	17.69	18.20	16.83
Number of accumulation units outstanding at end of period	82,226	103,873	107,144	110,914	115,254	127,012	159,627	171,353	178,805	203,159
GREAT-WEST LIFETIME 2015
Value at beginning of period	19.44	17.66	15.81	16.15	15.37	14.24	12.85	12.78	11.56	10.00
Value at end of period	18.41	19.44	17.66	15.81	16.15	15.37	14.24	12.85	12.78	11.56
Number of accumulation units outstanding at end of period	19,286	16,953	14,078	14,899	14,114	13,901	21,095	11,461	7,733	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	22.12	19.56	17.20	17.62	16.74	14.76	13.08	13.34	11.89	10.00
Value at end of period	20.65	22.12	19.56	17.20	17.62	16.74	14.76	13.08	13.34	11.89
Number of accumulation units outstanding at end of period	23,219	5,356	1,956	3,070	7,927	7,727	7,820	6,120	5,736	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	24.36	20.77	18.59	19.08	18.12	15.15	13.20	13.77	12.13	10.00
Value at end of period	22.23	24.36	20.77	18.59	19.08	18.12	15.15	13.20	13.77	12.13
Number of accumulation units outstanding at end of period	26,202	21,836	8,452	8,944	9,011	8,652	9,580	4,104	3,151	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	24.66	20.67	18.82	19.38	18.48	15.22	13.20	13.90	12.20	10.00
Value at end of period	22.14	24.66	20.67	18.82	19.38	18.48	15.22	13.20	13.90	12.20

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	19,637	16,155	4,922	4,176	3,680	3,130	2,482	1,383	274	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	24.40	20.39	18.64	19.23	18.45	15.22	13.18	13.93	12.24	10.00
Value at end of period	21.81	24.40	20.39	18.64	19.23	18.45	15.22	13.18	13.93	12.24
Number of accumulation units outstanding at end of period	3,597	1,806	1,658	640	3,002	3,898	884	-	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	47.23	43.45	34.86	36.46	35.10	26.27	22.88	23.58	19.20	15.16
Value at end of period	39.21	47.23	43.45	34.86	36.46	35.10	26.27	22.88	23.58	19.20
Number of accumulation units outstanding at end of period	26,194	28,566	25,742	31,179	29,742	32,325	33,612	36,271	37,534	47,024
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.47	10.00
Value at end of period	9.71	10.47
Number of accumulation units outstanding at end of period	467,844	463,640
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.56	10.00
Value at end of period	9.67	10.56
Number of accumulation units outstanding at end of period	470,005	468,590
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.35	10.00
Value at end of period	9.76	10.35
Number of accumulation units outstanding at end of period	138,437	139,397
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	44.25	42.04	38.10	41.16	40.17	37.53	32.66	31.57	28.26	20.61
Value at end of period	42.47	44.25	42.04	38.10	41.16	40.17	37.53	32.66	31.57	28.26
Number of accumulation units outstanding at end of period	33,672	40,818	37,222	36,790	44,169	46,888	56,603	58,515	57,707	67,311

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.90	10.00
Value at end of period	10.27	10.90
Number of accumulation units outstanding at end of period	1,488,147	1,613,406
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	67.36	60.31	48.43	50.16	48.14	34.57	30.13	30.31	24.35	19.67
Value at end of period	60.72	67.36	60.31	48.43	50.16	48.14	34.57	30.13	30.31	24.35
Number of accumulation units outstanding at end of period	71,355	80,511	78,105	54,703	54,535	51,964	60,611	57,426	57,963	65,963
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	51.88	45.07	38.31	41.54	39.05	30.33	26.12	26.60	23.34	18.82
Value at end of period	46.50	51.88	45.07	38.31	41.54	39.05	30.33	26.12	26.60	23.34
Number of accumulation units outstanding at end of period	69,114	75,344	59,956	60,377	66,153	78,176	102,311	109,172	119,703	142,220
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	66.48	53.93	51.28	48.60	43.50	32.21	28.60	29.37	23.25	16.20
Value at end of period	64.31	66.48	53.93	51.28	48.60	43.50	32.21	28.60	29.37	23.25
Number of accumulation units outstanding at end of period	111,288	124,684	104,472	106,901	104,314	105,368	112,498	114,814	102,672	101,965
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	22.02	21.75	21.69	21.72	20.80	21.43	20.96	20.01	19.14	18.23
Value at end of period	21.91	22.02	21.75	21.69	21.72	20.80	21.43	20.96	20.01	19.14
Number of accumulation units outstanding at end of period	45,730	51,897	55,781	52,911	72,275	75,996	89,313	92,955	96,142	126,112
INVESCO AMERICAN FRANCHISE
Value at beginning of period	13.54	10.76	10.64	10.24	9.54	6.90	6.15	6.67	5.75	4.64
Value at end of period	12.91	13.54	10.76	10.64	10.24	9.54	6.90	6.15	6.67	5.75
Number of accumulation units outstanding at end of period	3,415	3,849	4,397	4,691	5,479	6,914	8,258	9,168	9,183	9,183
INVESCO AMERICAN VALUE
Value at beginning of period	18.72	17.31	15.14	16.84	15.57	11.76	10.17	10.23	8.50	6.18
Value at end of period	16.12	18.72	17.31	15.14	16.84	15.57	11.76	10.17	10.23	8.50

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	6,425	5,937	7,328	9,302	5,891	13,089	22,675	8,654	6,669	2,770
INVESCO COMSTOCK
Value at beginning of period	20.59	17.69	15.19	16.35	15.16	11.34	9.66	9.97	8.73	6.82
Value at end of period	17.85	20.59	17.69	15.19	16.35	15.16	11.34	9.66	9.97	8.73
Number of accumulation units outstanding at end of period	10,585	14,016	13,862	13,370	15,636	19,178	17,647	15,166	12,852	11,158
INVESCO MID CAP GROWTH
Value at beginning of period	13.46	11.11	11.17	11.14	10.42	7.65	6.84	7.22	5.90	4.17
Value at end of period	12.55	13.46	11.11	11.17	11.14	10.42	7.65	6.84	7.22	5.90
Number of accumulation units outstanding at end of period	4,357	4,358	3,453	3,453	3,751	3,800	3,800	4,390	4,658	7,678
INVESCO SMALL CAP GROWTH
Value at beginning of period	33.01	26.68	24.20	24.89	23.33	16.84	14.36	14.69	11.74	8.81
Value at end of period	29.75	33.01	26.68	24.20	24.89	23.33	16.84	14.36	14.69	11.74
Number of accumulation units outstanding at end of period	206	232	234	3,137	3,021	2,878	2,551	2,241	1,906	1,078
JANUS HENDERSON FORTY
Value at beginning of period	11.23	10.00
Value at end of period	11.27	11.23
Number of accumulation units outstanding at end of period	39,472	38,890
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	10.79	8.59	8.51	8.80	8.28	6.55	5.52	6.47	5.65	4.14
Value at end of period	9.94	10.79	8.59	8.51	8.80	8.28	6.55	5.52	6.47	5.65
Number of accumulation units outstanding at end of period	11,113	11,179	11,129	12,086	14,809	14,891	15,291	17,009	20,426	25,188
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	24.02	19.09	18.88	19.51	18.33	14.41	12.11	14.18	12.36	9.06
Value at end of period	22.16	24.02	19.09	18.88	19.51	18.33	14.41	12.11	14.18	12.36
Number of accumulation units outstanding at end of period	62,774	73,194	76,006	82,987	81,898	80,309	80,985	87,993	92,645	94,658
JENSEN QUALITY GROWTH
Value at beginning of period	26.09	21.46	19.41	19.36	17.56	13.45	11.98	12.24	11.08	8.70
Value at end of period	26.32	26.09	21.46	19.41	19.36	17.56	13.45	11.98	12.24	11.08

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	2,301	2,301	1,909	7,834	7,835	7,835	7,986	7,989	8,098	8,665
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	25.41	23.29	20.20	21.00	19.43	14.41	13.26	13.97	11.32	10.00
Value at end of period	22.18	25.41	23.29	20.20	21.00	19.43	14.41	13.26	13.97	11.32
Number of accumulation units outstanding at end of period	1,201	1,882	1,679	929	2,052	431	2,102	1,075	1,258	202
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	19.82	17.35	15.13	15.93	15.16	11.14	10.01	10.42	8.48	5.77
Value at end of period	16.38	19.82	17.35	15.13	15.93	15.16	11.14	10.01	10.42	8.48
Number of accumulation units outstanding at end of period	89	89	89	772	772	772	813	813	813	1,105
MFS GROWTH
Value at beginning of period	25.19	19.48	19.24	18.14	16.87	12.50	10.78	10.95	9.79	7.96
Value at end of period	25.54	25.19	19.48	19.24	18.14	16.87	12.50	10.78	10.95	9.79
Number of accumulation units outstanding at end of period	866	901	1,014	729	750	790	790	790	790	790
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.67	17.29	17.87	17.48	15.33	11.98	10.64	10.91	10.09	7.10
Value at end of period	20.18	21.67	17.29	17.87	17.48	15.33	11.98	10.64	10.91	10.09
Number of accumulation units outstanding at end of period	21,342	23,764	16,857	16,914	19,013	17,785	23,297	22,428	25,099	25,795
OPPENHEIMER GLOBAL
Value at beginning of period	28.93	21.44	21.61	21.00	20.77	16.54	13.83	15.29	13.34	9.68
Value at end of period	24.77	28.93	21.44	21.61	21.00	20.77	16.54	13.83	15.29	13.34
Number of accumulation units outstanding at end of period	184,268	230,805	210,245	219,136	216,298	246,060	269,968	256,188	227,939	217,212
PIMCO TOTAL RETURN
Value at beginning of period	19.23	18.51	18.26	18.35	17.73	18.30	16.78	16.31	15.16	13.48
Value at end of period	18.95	19.23	18.51	18.26	18.35	17.73	18.30	16.78	16.31	15.16
Number of accumulation units outstanding at end of period	53,721	66,026	52,453	55,626	53,727	79,647	101,665	90,192	84,929	91,108
PIONEER EQUITY INCOME VCT
Value at beginning of period	29.62	25.96	21.92	22.08	19.77	15.49	14.22	13.58	11.49	10.19
Value at end of period	26.76	29.62	25.96	21.92	22.08	19.77	15.49	14.22	13.58	11.49

INVESTMENT DIVISION (0.95)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	3,351	3,387	7,581	2,062	2,755	2,994	5,399	3,445	3,023	5,156
PUTNAM HIGH YIELD
Value at beginning of period	16.82	15.96	14.01	14.99	14.87	14.11	12.40	12.16	10.87	7.40
Value at end of period	16.00	16.82	15.96	14.01	14.99	14.87	14.11	12.40	12.16	10.87
Number of accumulation units outstanding at end of period	15,181	17,829	12,184	9,815	12,381	13,894	6,014	4,762	11,610	8,049
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.00	9.03	9.40	9.31	10.88	8.90	7.37	9.47	8.07	5.21
Value at end of period	9.89	12.00	9.03	9.40	9.31	10.88	8.90	7.37	9.47	8.07
Number of accumulation units outstanding at end of period	8,890	13,456	11,148	10,469	13,089	13,349	10,921	27,924	20,634	10,523
ROYCE TOTAL RETURN
Value at beginning of period	19.00	16.93	13.63	14.88	14.87	11.36	10.05	10.35	8.49	6.81
Value at end of period	16.42	19.00	16.93	13.63	14.88	14.87	11.36	10.05	10.35	8.49
Number of accumulation units outstanding at end of period	4,960	6,271	6,753	7,744	8,676	12,612	12,296	9,976	13,930	1,629
VICTORY RS SELECT GROWTH
Value at beginning of period	28.33	24.43	23.08	23.39	23.34	17.10	14.55	13.95	10.71	7.33
Value at end of period	26.03	28.33	24.43	23.08	23.39	23.34	17.10	14.55	13.95	10.71
Number of accumulation units outstanding at end of period	351	351	170	250	528	516	377	381	527	470
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	15.35	11.33	11.33	11.43	10.55	7.14	6.28	6.49	5.13	3.51
Value at end of period	13.84	15.35	11.33	11.33	11.43	10.55	7.14	6.28	6.49	5.13
Number of accumulation units outstanding at end of period	5,172	5,175	3,953	4,248	4,248	5,640	8,923	9,632	11,395	11,398
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	22.53	19.85	18.35	19.14	20.18	14.09	12.37	12.50	10.18	7.77
Value at end of period	20.83	22.53	19.85	18.35	19.14	20.18	14.09	12.37	12.50	10.18
Number of accumulation units outstanding at end of period	58,071	58,497	53,036	55,396	55,383	67,773	65,165	67,740	63,344	62,132

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	20.17	17.62	16.38	16.28	15.00	13.12	12.46	12.56	11.48	8.96
Value at end of period	19.33	20.17	17.62	16.38	16.28	15.00	13.12	12.46	12.56	11.48
Number of accumulation units outstanding at end of period	1,005	860	795	-	1,378	539	382	-	206	-
ALGER MID CAP GROWTH
Value at beginning of period	25.07	19.48	19.46	19.94	18.62	13.82	11.99	13.19	11.14	7.41
Value at end of period	23.01	25.07	19.48	19.46	19.94	18.62	13.82	11.99	13.19	11.14
Number of accumulation units outstanding at end of period	60,714	60,272	58,505	60,864	62,221	56,368	53,536	50,859	48,512	44,572
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	25.60	22.78	19.23	19.28	17.28	14.59	13.20	12.85	11.44	10.28
Value at end of period	24.27	25.60	22.78	19.23	19.28	17.28	14.59	13.20	12.85	11.44
Number of accumulation units outstanding at end of period	36,389	39,090	39,653	36,537	36,423	34,887	33,193	30,811	36,012	32,894
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	23.75	19.05	17.77	17.06	15.80	11.94	10.02	10.65	9.60	7.22
Value at end of period	22.78	23.75	19.05	17.77	17.06	15.80	11.94	10.02	10.65	9.60
Number of accumulation units outstanding at end of period	147,058	155,184	149,088	147,186	138,247	128,426	121,273	109,580	99,169	65,036
ARTISAN INTERNATIONAL
Value at beginning of period	23.18	17.84	19.91	20.89	21.27	17.14	13.79	14.99	14.28	10.30
Value at end of period	20.48	23.18	17.84	19.91	20.89	21.27	17.14	13.79	14.99	14.28
Number of accumulation units outstanding at end of period	81,731	86,236	83,082	82,447	81,021	74,397	70,974	65,116	61,828	45,134
CLEARBRIDGE VALUE TRUST
Value at beginning of period	16.38	14.43	12.95	13.56	12.04	8.79	7.64	7.97	7.49	5.34
Value at end of period	14.13	16.38	14.43	12.95	13.56	12.04	8.79	7.64	7.97	7.49
Number of accumulation units outstanding at end of period	16,280	17,705	19,091	22,080	24,945	26,358	27,637	29,833	33,473	38,466
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	18.39	16.41	14.55	15.52	14.01	10.48	9.09	9.61	7.90	6.04
Value at end of period	15.73	18.39	16.41	14.55	15.52	14.01	10.48	9.09	9.61	7.90
Number of accumulation units outstanding at end of period	1,700	1,646	1,622	2,960	5,599	329	80	1,027	1,373	-

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
DAVIS NEW YORK VENTURE
Value at beginning of period	19.82	16.41	14.78	14.52	13.79	10.37	9.30	9.88	8.92	6.84
Value at end of period	17.04	19.82	16.41	14.78	14.52	13.79	10.37	9.30	9.88	8.92
Number of accumulation units outstanding at end of period	43,430	42,842	41,354	47,504	46,258	43,529	38,853	32,211	32,549	19,441
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	20.37	17.70	16.30	17.39	16.25	12.59	11.55	12.29	11.02	9.73
Value at end of period	17.84	20.37	17.70	16.30	17.39	16.25	12.59	11.55	12.29	11.02
Number of accumulation units outstanding at end of period	28,464	27,172	25,959	26,851	25,059	23,183	20,479	20,206	19,169	17,710
FIDELITY VIP CONTRAFUND
Value at beginning of period	30.29	25.07	23.40	23.45	21.12	16.23	14.06	14.55	12.51	9.30
Value at end of period	28.12	30.29	25.07	23.40	23.45	21.12	16.23	14.06	14.55	12.51
Number of accumulation units outstanding at end of period	161,781	168,996	166,157	172,306	169,053	165,026	154,992	144,750	145,630	111,972
FIDELITY VIP GROWTH
Value at beginning of period	29.81	22.24	22.26	20.94	18.98	14.04	12.34	12.43	10.09	7.93
Value at end of period	29.50	29.81	22.24	22.26	20.94	18.98	14.04	12.34	12.43	10.09
Number of accumulation units outstanding at end of period	57,597	57,708	50,658	58,864	56,737	45,984	49,678	45,938	52,187	43,085
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.79	10.00
Value at end of period	9.58	10.79
Number of accumulation units outstanding at end of period	90,276	89,937
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	28.13	24.67	22.01	23.64	22.11	15.12	12.68	13.73	11.58	7.15
Value at end of period	23.88	28.13	24.67	22.01	23.64	22.11	15.12	12.68	13.73	11.58
Number of accumulation units outstanding at end of period	41,559	44,189	43,147	46,009	47,777	48,114	25,140	26,075	50,514	27,198
GREAT-WEST BOND INDEX
Value at beginning of period	14.82	14.50	14.35	14.44	13.77	14.24	13.83	13.01	12.32	11.70
Value at end of period	14.64	14.82	14.50	14.35	14.44	13.77	14.24	13.83	13.01	12.32
Number of accumulation units outstanding at end of period	10,944	11,359	10,589	8,035	8,186	6,738	6,717	6,130	10,969	4,391

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.22	10.00
Value at end of period	9.82	10.22
Number of accumulation units outstanding at end of period	85,497	108,404
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.32	10.37	10.46	10.55	10.64	10.73	10.82	10.91	11.00	11.10
Value at end of period	10.38	10.32	10.37	10.46	10.55	10.64	10.73	10.82	10.91	11.00
Number of accumulation units outstanding at end of period	85,470	75,855	84,801	36,520	40,512	58,408	53,744	35,452	45,229	32,635
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	23.83	19.01	18.45	17.48	17.46	13.76	11.84	12.17	11.24	8.60
Value at end of period	19.95	23.83	19.01	18.45	17.48	17.46	13.76	11.84	12.17	11.24
Number of accumulation units outstanding at end of period	43,272	42,942	41,261	39,435	37,279	28,507	25,547	24,907	27,944	23,056
GREAT-WEST LIFETIME 2015
Value at beginning of period	19.61	17.80	15.92	16.24	15.45	14.29	12.88	12.80	11.57	10.00
Value at end of period	18.59	19.61	17.80	15.92	16.24	15.45	14.29	12.88	12.80	11.57
Number of accumulation units outstanding at end of period	9,116	28,458	46,060	42,510	40,387	38,375	36,846	33,517	30,849	806
GREAT-WEST LIFETIME 2025
Value at beginning of period	22.31	19.71	17.32	17.72	16.82	14.81	13.11	13.36	11.90	10.00
Value at end of period	20.85	22.31	19.71	17.32	17.72	16.82	14.81	13.11	13.36	11.90
Number of accumulation units outstanding at end of period	12,108	11,663	11,340	5,910	5,527	4,779	2,900	2,754	127	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	24.57	20.93	18.71	19.19	18.20	15.20	13.24	13.79	12.14	10.00
Value at end of period	22.44	24.57	20.93	18.71	19.19	18.20	15.20	13.24	13.79	12.14
Number of accumulation units outstanding at end of period	11,762	11,448	5,879	2,350	1,702	1,411	795	75	2	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	24.87	20.83	18.95	19.49	18.56	15.28	13.24	13.92	12.21	10.00
Value at end of period	22.35	24.87	20.83	18.95	19.49	18.56	15.28	13.24	13.92	12.21

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	26,468	16,810	15,183	13,251	10,255	6,714	3,589	855	44	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	24.62	20.55	18.76	19.34	18.53	15.27	13.21	13.96	12.24	10.00
Value at end of period	22.03	24.62	20.55	18.76	19.34	18.53	15.27	13.21	13.96	12.24
Number of accumulation units outstanding at end of period	7,557	4,822	2,670	2,996	2,246	1,196	819	17	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	29.66	27.26	21.85	22.83	21.95	16.42	14.28	14.70	11.96	9.43
Value at end of period	24.65	29.66	27.26	21.85	22.83	21.95	16.42	14.28	14.70	11.96
Number of accumulation units outstanding at end of period	17,564	18,732	18,578	20,234	19,359	18,521	18,323	17,698	18,485	13,441
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.47	10.00
Value at end of period	9.73	10.47
Number of accumulation units outstanding at end of period	105,726	108,427
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.57	10.00
Value at end of period	9.68	10.57
Number of accumulation units outstanding at end of period	50,361	57,943
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.35	10.00
Value at end of period	9.78	10.35
Number of accumulation units outstanding at end of period	62,203	59,334
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	21.55	20.45	18.52	19.99	19.49	18.19	15.81	15.27	13.65	9.95
Value at end of period	20.71	21.55	20.45	18.52	19.99	19.49	18.19	15.81	15.27	13.65
Number of accumulation units outstanding at end of period	48,225	53,291	53,317	41,790	45,429	42,400	42,656	43,041	74,564	59,006

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.90	10.00
Value at end of period	10.28	10.90
Number of accumulation units outstanding at end of period	259,161	263,055
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	31.43	28.11	22.55	23.33	22.37	16.05	13.97	14.04	11.27	9.09
Value at end of period	28.36	31.43	28.11	22.55	23.33	22.37	16.05	13.97	14.04	11.27
Number of accumulation units outstanding at end of period	11,870	11,071	10,947	6,990	7,222	3,947	3,239	2,315	13,043	2,490
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	23.95	20.78	17.65	19.12	17.96	13.93	11.99	12.20	10.69	8.61
Value at end of period	21.49	23.95	20.78	17.65	19.12	17.96	13.93	11.99	12.20	10.69
Number of accumulation units outstanding at end of period	108,953	115,944	118,777	115,199	110,332	102,925	96,866	88,934	93,346	68,042
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	38.08	30.86	29.31	27.75	24.82	18.36	16.28	16.71	13.21	9.20
Value at end of period	36.87	38.08	30.86	29.31	27.75	24.82	18.36	16.28	16.71	13.21
Number of accumulation units outstanding at end of period	44,168	44,943	45,525	47,942	47,156	46,494	44,785	42,209	45,998	35,712
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.33	14.14	14.09	14.10	13.48	13.88	13.56	12.93	12.36	11.76
Value at end of period	14.27	14.33	14.14	14.09	14.10	13.48	13.88	13.56	12.93	12.36
Number of accumulation units outstanding at end of period	25,255	23,081	23,729	9,084	8,194	7,419	8,028	9,250	18,979	10,083
INVESCO AMERICAN FRANCHISE
Value at beginning of period	24.24	19.23	19.01	18.28	17.02	12.28	10.94	11.85	10.21	8.24
Value at end of period	23.13	24.24	19.23	19.01	18.28	17.02	12.28	10.94	11.85	10.21
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	18.90	17.46	15.26	16.95	15.66	11.81	10.21	10.25	8.51	6.18
Value at end of period	16.30	18.90	17.46	15.26	16.95	15.66	11.81	10.21	10.25	8.51

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	285	151	151	256	508	395	286	119	717	908
INVESCO COMSTOCK
Value at beginning of period	20.83	17.87	15.33	16.48	15.27	11.42	9.71	10.01	8.76	6.84
Value at end of period	18.07	20.83	17.87	15.33	16.48	15.27	11.42	9.71	10.01	8.76
Number of accumulation units outstanding at end of period	4,970	4,692	4,527	4,137	3,788	3,453	2,928	2,326	1,849	1,738
INVESCO MID CAP GROWTH
Value at beginning of period	27.24	22.48	22.57	22.48	21.01	15.41	13.76	14.52	11.86	8.37
Value at end of period	25.44	27.24	22.48	22.57	22.48	21.01	15.41	13.76	14.52	11.86
Number of accumulation units outstanding at end of period	1,474	1,361	1,256	1,133	1,503	1,776	1,775	1,819	1,041	408
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.85	28.13	25.49	26.19	24.53	17.69	15.04	15.40	12.30	9.22
Value at end of period	31.44	34.85	28.13	25.49	26.19	24.53	17.69	15.04	15.40	12.30
Number of accumulation units outstanding at end of period	642	657	672	1,622	1,871	1,875	1,905	1,966	2,940	2,790
JANUS HENDERSON FORTY
Value at beginning of period	11.24	10.00
Value at end of period	11.29	11.24
Number of accumulation units outstanding at end of period	1,775	1,672
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	21.18	16.85	16.68	17.22	16.19	12.81	10.78	12.62	11.00	8.06
Value at end of period	19.54	21.18	16.85	16.68	17.22	16.19	12.81	10.78	12.62	11.00
Number of accumulation units outstanding at end of period	1,037	1,404	1,296	1,421	1,621	1,370	1,469	1,469	1,847	2,438
JENSEN QUALITY GROWTH
Value at beginning of period	26.44	21.72	19.63	19.56	17.72	13.56	12.07	12.32	11.14	8.73
Value at end of period	26.70	26.44	21.72	19.63	19.56	17.72	13.56	12.07	12.32	11.14
Number of accumulation units outstanding at end of period	533	533	533	533	533	533	533	533	704	533
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	25.63	23.46	20.33	21.11	19.51	14.46	13.29	13.99	11.33	10.00
Value at end of period	22.39	25.63	23.46	20.33	21.11	19.51	14.46	13.29	13.99	11.33

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	399	539	123	118	164	99	51	-	607	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	20.05	17.53	15.28	16.07	15.27	11.21	10.06	10.46	8.51	5.79
Value at end of period	16.58	20.05	17.53	15.28	16.07	15.27	11.21	10.06	10.46	8.51
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	905	-
MFS GROWTH
Value at beginning of period	26.86	20.75	20.47	19.28	17.91	13.26	11.42	11.59	10.35	8.41
Value at end of period	27.25	26.86	20.75	20.47	19.28	17.91	13.26	11.42	11.59	10.35
Number of accumulation units outstanding at end of period	781	703	680	265	265	74	74	74	154	154
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	22.31	17.78	18.36	17.94	15.73	12.27	10.89	11.16	10.31	7.24
Value at end of period	20.80	22.31	17.78	18.36	17.94	15.73	12.27	10.89	11.16	10.31
Number of accumulation units outstanding at end of period	30,957	31,912	30,212	35,067	33,372	32,585	30,396	29,296	29,569	23,121
OPPENHEIMER GLOBAL
Value at beginning of period	28.21	20.88	21.03	20.41	20.17	16.05	13.40	14.80	12.91	9.35
Value at end of period	24.18	28.21	20.88	21.03	20.41	20.17	16.05	13.40	14.80	12.91
Number of accumulation units outstanding at end of period	10,990	8,648	8,080	13,228	9,645	9,631	9,389	7,847	19,587	5,413
PIMCO TOTAL RETURN
Value at beginning of period	17.04	16.39	16.15	16.21	15.66	16.14	14.79	14.35	13.33	11.84
Value at end of period	16.81	17.04	16.39	16.15	16.21	15.66	16.14	14.79	14.35	13.33
Number of accumulation units outstanding at end of period	37,062	38,294	36,571	33,177	33,536	36,393	35,295	43,175	38,522	35,605
PIONEER EQUITY INCOME VCT
Value at beginning of period	27.67	24.23	20.44	20.57	18.40	14.40	13.21	12.59	10.65	9.43
Value at end of period	25.03	27.67	24.23	20.44	20.57	18.40	14.40	13.21	12.59	10.65
Number of accumulation units outstanding at end of period	322	685	856	460	1,922	1,772	1,454	1,702	285	824
PUTNAM HIGH YIELD
Value at beginning of period	16.99	16.10	14.12	15.09	14.96	14.17	12.44	12.19	10.89	7.41
Value at end of period	16.17	16.99	16.10	14.12	15.09	14.96	14.17	12.44	12.19	10.89

INVESTMENT DIVISION (0.85)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	1,552	1,461	2,364	426	381	335	-	-	6,349	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.11	9.10	9.48	9.37	10.94	8.94	7.39	9.49	8.09	5.22
Value at end of period	10.00	12.11	9.10	9.48	9.37	10.94	8.94	7.39	9.49	8.09
Number of accumulation units outstanding at end of period	7,039	6,771	6,424	6,667	7,038	2,410	2,007	2,831	6,510	1,539
ROYCE TOTAL RETURN
Value at beginning of period	19.19	17.08	13.73	14.98	14.96	11.41	10.09	10.38	8.50	6.81
Value at end of period	16.60	19.19	17.08	13.73	14.98	14.96	11.41	10.09	10.38	8.50
Number of accumulation units outstanding at end of period	2,340	2,344	2,146	2,066	3,167	3,755	3,598	3,759	5,609	3,232
VICTORY RS SELECT GROWTH
Value at beginning of period	28.32	24.39	23.02	23.30	23.23	17.01	14.46	13.85	10.62	7.26
Value at end of period	26.05	28.32	24.39	23.02	23.30	23.23	17.01	14.46	13.85	10.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	33.96	25.03	25.02	25.21	23.25	15.71	13.81	14.26	11.26	7.69
Value at end of period	30.65	33.96	25.03	25.02	25.21	23.25	15.71	13.81	14.26	11.26
Number of accumulation units outstanding at end of period	27	21	-	5	72	489	489	489	489	696
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	22.82	20.08	18.55	19.33	20.36	14.20	12.45	12.58	10.23	7.80
Value at end of period	21.12	22.82	20.08	18.55	19.33	20.36	14.20	12.45	12.58	10.23
Number of accumulation units outstanding at end of period	42,070	44,735	43,686	43,983	45,606	42,303	39,152	36,221	36,905	27,501

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	21.90	19.11	17.75	17.62	16.22	14.18	13.45	13.55	12.37	9.64
Value at end of period	21.01	21.90	19.11	17.75	17.62	16.22	14.18	13.45	13.55	12.37
Number of accumulation units outstanding at end of period	1,835	1,938	1,938	2,213	2,782	5,877	6,503	6,787	7,174	6,335

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER MID CAP GROWTH
Value at beginning of period	31.03	24.08	24.03	24.60	22.94	17.02	14.75	16.21	13.68	9.08
Value at end of period	28.50	31.03	24.08	24.03	24.60	22.94	17.02	14.75	16.21	13.68
Number of accumulation units outstanding at end of period	7,678	9,568	8,107	7,508	22,301	26,395	28,782	29,550	34,251	25,569
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	41.33	36.74	30.98	31.02	27.79	23.44	21.18	20.60	18.32	16.45
Value at end of period	39.22	41.33	36.74	30.98	31.02	27.79	23.44	21.18	20.60	18.32
Number of accumulation units outstanding at end of period	7,304	7,996	9,469	10,451	19,069	19,533	18,820	18,351	16,510	28,139
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	22.54	18.83	16.70	17.84	15.97	11.86	10.43	10.20	9.01	7.70
Value at end of period	20.84	22.54	18.83	16.70	17.84	15.97	11.86	10.43	10.20	9.01
Number of accumulation units outstanding at end of period	12,654	12,972	13,219	7,662	8,417	9,144	9,492	10,856	25,483	23,021
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	24.02	19.25	17.94	17.21	15.91	12.02	10.07	10.70	9.63	7.23
Value at end of period	23.06	24.02	19.25	17.94	17.21	15.91	12.02	10.07	10.70	9.63
Number of accumulation units outstanding at end of period	14,019	15,785	16,256	20,902	54,359	115,663	77,001	76,567	80,218	45,572
ARTISAN INTERNATIONAL
Value at beginning of period	17.49	13.45	15.00	15.72	15.99	12.87	10.34	11.23	10.69	7.70
Value at end of period	15.47	17.49	13.45	15.00	15.72	15.99	12.87	10.34	11.23	10.69
Number of accumulation units outstanding at end of period	14,452	18,799	14,505	19,107	42,778	54,087	48,542	39,124	53,741	70,624
CLEARBRIDGE VALUE TRUST
Value at beginning of period	19.55	17.20	15.42	16.13	14.31	10.44	9.07	9.45	8.87	6.31
Value at end of period	16.88	19.55	17.20	15.42	16.13	14.31	10.44	9.07	9.45	8.87
Number of accumulation units outstanding at end of period	963	997	887	887	1,433	4,514	6,021	6,580	8,832	9,530
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	18.57	16.55	14.66	15.62	14.08	10.53	9.12	9.63	7.92	6.05
Value at end of period	15.89	18.57	16.55	14.66	15.62	14.08	10.53	9.12	9.63	7.92

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	4,206	4,628	1,984	2,568	16,412	24,338	12,645	41,181	19,736	22,657
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	25.85	22.52	21.54	21.47	19.66	16.76	14.94	15.18	13.48	10.96
Value at end of period	24.49	25.85	22.52	21.54	21.47	19.66	16.76	14.94	15.18	13.48
Number of accumulation units outstanding at end of period	2,171	2,864	2,956	3,177	4,919	5,173	5,277	7,205	7,205	12,514
DAVIS NEW YORK VENTURE
Value at beginning of period	20.04	16.58	14.92	14.65	13.89	10.43	9.35	9.93	8.95	6.86
Value at end of period	17.25	20.04	16.58	14.92	14.65	13.89	10.43	9.35	9.93	8.95
Number of accumulation units outstanding at end of period	1,744	4,874	4,693	4,943	11,598	24,602	16,356	22,818	31,736	29,618
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	20.28	17.61	16.20	17.26	16.11	12.47	11.43	12.15	10.88	9.60
Value at end of period	17.78	20.28	17.61	16.20	17.26	16.11	12.47	11.43	12.15	10.88
Number of accumulation units outstanding at end of period	1,198	1,132	914	828	9,100	12,848	9,006	10,924	12,204	14,033
FIDELITY VIP CONTRAFUND
Value at beginning of period	43.12	35.65	33.25	33.28	29.95	22.99	19.89	20.56	17.68	13.12
Value at end of period	40.07	43.12	35.65	33.25	33.28	29.95	22.99	19.89	20.56	17.68
Number of accumulation units outstanding at end of period	19,424	20,410	21,914	28,352	49,110	78,509	81,965	92,412	100,011	117,999
FIDELITY VIP GROWTH
Value at beginning of period	38.62	28.79	28.78	27.05	24.49	18.10	15.90	15.99	12.97	10.19
Value at end of period	38.26	38.62	28.79	28.78	27.05	24.49	18.10	15.90	15.99	12.97
Number of accumulation units outstanding at end of period	78,374	77,679	85,147	119,920	187,973	273,106	281,838	315,445	325,841	314,811
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	17.84	14.79	14.28	14.68	13.75	10.00	9.09	9.63	7.56	5.32
Value at end of period	16.89	17.84	14.79	14.28	14.68	13.75	10.00	9.09	9.63	7.56
Number of accumulation units outstanding at end of period	2,176	3,279	3,294	3,325	3,370	3,576	4,480	7,753	10,130	12,727
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.79	10.00
Value at end of period	9.60	10.79

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	103,017	102,052
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	66.39	58.16	51.83	55.61	51.98	35.49	29.74	32.18	27.12	16.72
Value at end of period	56.40	66.39	58.16	51.83	55.61	51.98	35.49	29.74	32.18	27.12
Number of accumulation units outstanding at end of period	28,856	34,865	37,559	52,321	82,899	98,786	77,617	75,426	82,055	90,377
GREAT-WEST BOND INDEX
Value at beginning of period	20.10	19.65	19.42	19.52	18.59	19.22	18.64	17.51	16.57	15.72
Value at end of period	19.86	20.10	19.65	19.42	19.52	18.59	19.22	18.64	17.51	16.57
Number of accumulation units outstanding at end of period	18,601	17,013	10,613	16,402	45,591	62,460	44,295	35,103	36,918	43,718
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.23	10.00
Value at end of period	9.83	10.23
Number of accumulation units outstanding at end of period	40,118	40,464
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	12.70	12.75	12.84	12.94	13.04	13.14	13.23	13.33	13.43	13.53
Value at end of period	12.78	12.70	12.75	12.84	12.94	13.04	13.14	13.23	13.33	13.43
Number of accumulation units outstanding at end of period	229,897	246,409	265,380	294,563	342,035	419,442	424,933	494,795	524,463	725,501
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	28.01	22.31	21.64	20.48	20.43	16.09	13.83	14.20	13.10	10.01
Value at end of period	23.47	28.01	22.31	21.64	20.48	20.43	16.09	13.83	14.20	13.10
Number of accumulation units outstanding at end of period	41,861	45,537	55,790	65,975	91,505	169,241	105,827	104,877	107,699	86,887
GREAT-WEST LIFETIME 2015
Value at beginning of period	19.78	17.94	16.02	16.33	15.52	14.35	12.92	12.82	11.58	10.00
Value at end of period	18.77	19.78	17.94	16.02	16.33	15.52	14.35	12.92	12.82	11.58
Number of accumulation units outstanding at end of period	376	512	3,792	6,626	2,739	3,098	3,755	1,286	15,252	-
GREAT-WEST LIFETIME 2025

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	22.50	19.86	17.44	17.82	16.90	14.86	13.15	13.38	11.91	10.00
Value at end of period	21.05	22.50	19.86	17.44	17.82	16.90	14.86	13.15	13.38	11.91
Number of accumulation units outstanding at end of period	8,468	4,399	9,577	19,983	14,283	21,566	18,252	22,338	18,492	1,041
GREAT-WEST LIFETIME 2035
Value at beginning of period	24.78	21.09	18.84	19.29	18.29	15.26	13.27	13.81	12.14	10.00
Value at end of period	22.66	24.78	21.09	18.84	19.29	18.29	15.26	13.27	13.81	12.14
Number of accumulation units outstanding at end of period	6,171	8,883	10,301	10,112	18,525	27,031	18,539	14,114	10,311	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	25.09	20.99	19.08	19.60	18.65	15.33	13.27	13.94	12.21	10.00
Value at end of period	22.57	25.09	20.99	19.08	19.60	18.65	15.33	13.27	13.94	12.21
Number of accumulation units outstanding at end of period	1,610	1,158	1,156	14,674	11,123	10,667	5,641	2,402	789	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	24.83	20.71	18.89	19.45	18.62	15.33	13.25	13.97	12.25	10.00
Value at end of period	22.24	24.83	20.71	18.89	19.45	18.62	15.33	13.25	13.97	12.25
Number of accumulation units outstanding at end of period	2,115	607	477	6,945	4,438	4,020	2,225	1,259	4	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	49.20	45.17	36.17	37.75	36.27	27.09	23.55	24.22	19.68	15.51
Value at end of period	40.92	49.20	45.17	36.17	37.75	36.27	27.09	23.55	24.22	19.68
Number of accumulation units outstanding at end of period	7,568	9,164	11,284	18,826	22,545	28,946	28,778	30,521	35,202	37,529
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.48	10.00
Value at end of period	9.74	10.48
Number of accumulation units outstanding at end of period	355,260	377,775
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.57	10.00
Value at end of period	9.69	10.57
Number of accumulation units outstanding at end of period	279,484	288,966

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.35	10.00
Value at end of period	9.79	10.35
Number of accumulation units outstanding at end of period	82,946.00	90,118
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	38.63	36.62	33.13	35.71	34.78	32.44	28.16	27.17	24.28	17.67
Value at end of period	37.15	38.63	36.62	33.13	35.71	34.78	32.44	28.16	27.17	24.28
Number of accumulation units outstanding at end of period	8,555	13,869	12,145	18,793	24,392	67,049	69,046	65,648	96,897	93,341
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.91	10.00
Value at end of period	10.30	10.91
Number of accumulation units outstanding at end of period	857,058	912,552
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	54.68	48.86	39.15	40.47	38.76	27.78	24.16	24.26	19.45	15.68
Value at end of period	49.39	54.68	48.86	39.15	40.47	38.76	27.78	24.16	24.26	19.45
Number of accumulation units outstanding at end of period	25,449	27,838	38,244	26,330	35,288	37,604	35,193	33,423	38,541	59,039
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	38.21	33.12	28.10	30.41	28.53	22.11	19.01	19.32	16.91	13.61
Value at end of period	34.31	38.21	33.12	28.10	30.41	28.53	22.11	19.01	19.32	16.91
Number of accumulation units outstanding at end of period	47,278	50,240	59,129	74,512	120,682	191,531	206,594	211,831	231,240	224,459
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	69.23	56.06	53.19	50.31	44.95	33.21	29.43	30.17	23.83	16.57
Value at end of period	67.12	69.23	56.06	53.19	50.31	44.95	33.21	29.43	30.17	23.83
Number of accumulation units outstanding at end of period	15,587	16,092	16,138	29,237	45,660	56,190	61,120	56,977	63,517	71,169
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	21.36	21.05	20.96	20.95	20.01	20.58	20.09	19.15	18.27	17.37

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	21.30	21.36	21.05	20.96	20.95	20.01	20.58	20.09	19.15	18.27
Number of accumulation units outstanding at end of period	18,581	15,796	21,952	25,661	29,085	27,757	30,239	31,417	41,623	50,965
INVESCO AMERICAN FRANCHISE
Value at beginning of period	14.03	11.12	10.98	10.54	9.81	7.07	6.29	6.81	5.86	4.72
Value at end of period	13.39	14.03	11.12	10.98	10.54	9.81	7.07	6.29	6.81	5.86
Number of accumulation units outstanding at end of period	769	362	362	541	3,857	1,547	4,720	4,638	4,612	4,704
INVESCO AMERICAN VALUE
Value at beginning of period	19.09	17.61	15.37	17.06	15.74	11.86	10.24	10.28	8.52	6.18
Value at end of period	16.47	19.09	17.61	15.37	17.06	15.74	11.86	10.24	10.28	8.52
Number of accumulation units outstanding at end of period	523	278	2,015	4,805	6,408	19,621	44,210	11,368	17,992	13,953
INVESCO COMSTOCK
Value at beginning of period	21.06	18.06	15.48	16.62	15.39	11.49	9.77	10.06	8.79	6.86
Value at end of period	18.29	21.06	18.06	15.48	16.62	15.39	11.49	9.77	10.06	8.79
Number of accumulation units outstanding at end of period	3,661	5,553	10,772	13,122	26,505	81,767	31,606	16,770	10,359	10,138
INVESCO MID CAP GROWTH
Value at beginning of period	13.93	11.49	11.52	11.47	10.70	7.84	7.00	7.37	6.02	4.24
Value at end of period	13.03	13.93	11.49	11.52	11.47	10.70	7.84	7.00	7.37	6.02
Number of accumulation units outstanding at end of period	4,237	4,022	2,400	2,327	5,011	8,099	11,801	13,662	13,744	10,432
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.04	27.46	24.85	25.51	23.87	17.19	14.63	14.93	11.92	8.92
Value at end of period	30.74	34.04	27.46	24.85	25.51	23.87	17.19	14.63	14.93	11.92
Number of accumulation units outstanding at end of period	-	-	1	3,560	3,820	4,292	2,124	2,469	2,182	2,461
JANUS HENDERSON FORTY
Value at beginning of period	11.25	10.00
Value at end of period	11.31	11.25
Number of accumulation units outstanding at end of period	8,091	13,031
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	11.17	8.88	8.78	9.06	8.51	6.72	5.65	6.61	5.76	4.21
Value at end of period	10.32	11.17	8.88	8.78	9.06	8.51	6.72	5.65	6.61	5.76

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	2,593	3,187	3,203	3,312	5,529	7,617	11,125	15,800	16,862	16,393
JANUS HENDERSON RESEARCH
Value at beginning of period	11.29	10.00
Value at end of period	10.88	11.29
Number of accumulation units outstanding at end of period	4,127	2,835
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	20.99	16.65	16.43	16.94	15.89	12.47	10.46	12.22	10.63	7.77
Value at end of period	19.40	20.99	16.65	16.43	16.94	15.89	12.47	10.46	12.22	10.63
Number of accumulation units outstanding at end of period	9,373	9,544	9,632	23,589	24,646	23,304	24,851	25,678	32,083	31,785
JENSEN QUALITY GROWTH
Value at beginning of period	26.80	21.99	19.85	19.77	17.89	13.67	12.16	12.40	11.20	8.77
Value at end of period	27.08	26.80	21.99	19.85	19.77	17.89	13.67	12.16	12.40	11.20
Number of accumulation units outstanding at end of period	949	1,524	1,295	1,308	2,082	2,478	3,096	9,758	11,920	13,536
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	25.84	23.64	20.46	21.22	19.60	14.51	13.32	14.01	11.33	10.00
Value at end of period	22.61	25.84	23.64	20.46	21.22	19.60	14.51	13.32	14.01	11.33
Number of accumulation units outstanding at end of period	1,070	2,205	4,769	7,014	4,270	11,084	10,569	11,904	7,886	6,936
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	20.27	17.71	15.42	16.20	15.38	11.28	10.12	10.51	8.53	5.80
Value at end of period	16.78	20.27	17.71	15.42	16.20	15.38	11.28	10.12	10.51	8.53
Number of accumulation units outstanding at end of period	40	40	40	40	40	310	270	2,076	2,079	2,079
MFS GROWTH
Value at beginning of period	25.99	20.06	19.77	18.60	17.27	12.77	10.98	11.14	9.94	8.07
Value at end of period	26.40	25.99	20.06	19.77	18.60	17.27	12.77	10.98	11.14	9.94
Number of accumulation units outstanding at end of period	50	50	50	597	681	1,647	1,139	144	144	852
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	22.36	17.80	18.36	17.93	15.70	12.24	10.84	11.10	10.25	7.19

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	20.86	22.36	17.80	18.36	17.93	15.70	12.24	10.84	11.10	10.25
Number of accumulation units outstanding at end of period	3,893	4,280	4,567	4,866	8,195	17,149	14,525	14,519	15,963	34,043
OPPENHEIMER GLOBAL
Value at beginning of period	29.71	21.97	22.10	21.43	21.16	16.82	14.03	15.48	13.48	9.76
Value at end of period	25.49	29.71	21.97	22.10	21.43	21.16	16.82	14.03	15.48	13.48
Number of accumulation units outstanding at end of period	18,883	17,415	14,170	19,436	33,738	48,044	48,484	52,122	54,172	60,595
PIMCO TOTAL RETURN
Value at beginning of period	19.84	19.06	18.76	18.81	18.15	18.69	17.11	16.59	15.40	13.66
Value at end of period	19.59	19.84	19.06	18.76	18.81	18.15	18.69	17.11	16.59	15.40
Number of accumulation units outstanding at end of period	16,954	17,403	15,663	28,926	35,935	78,797	70,483	47,761	52,654	70,691
PIONEER EQUITY INCOME VCT
Value at beginning of period	30.62	26.78	22.58	22.70	20.28	15.86	14.53	13.84	11.70	10.35
Value at end of period	27.72	30.62	26.78	22.58	22.70	20.28	15.86	14.53	13.84	11.70
Number of accumulation units outstanding at end of period	1,445	2,766	6,047	3,845	6,223	4,933	4,790	7,613	7,729	8,912
PUTNAM HIGH YIELD
Value at beginning of period	17.15	16.24	14.23	15.19	15.04	14.24	12.49	12.22	10.91	7.41
Value at end of period	16.34	17.15	16.24	14.23	15.19	15.04	14.24	12.49	12.22	10.91
Number of accumulation units outstanding at end of period	4,154	5,082	4,916	8,815	11,268	14,196	15,273	8,433	8,782	9,069
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.23	9.18	9.55	9.43	11.00	8.98	7.42	9.52	8.10	5.22
Value at end of period	10.11	12.23	9.18	9.55	9.43	11.00	8.98	7.42	9.52	8.10
Number of accumulation units outstanding at end of period	1,136	3,804	2,522	2,795	20,266	71,607	73,661	59,058	35,940	35,722
ROYCE TOTAL RETURN
Value at beginning of period	19.37	17.23	13.84	15.08	15.04	11.46	10.12	10.41	8.52	6.82
Value at end of period	16.77	19.37	17.23	13.84	15.08	15.04	11.46	10.12	10.41	8.52
Number of accumulation units outstanding at end of period	6,813	6,634	6,552	6,674	7,755	44,094	16,434	30,944	42,702	24,031
VICTORY RS SELECT GROWTH
Value at beginning of period	29.11	25.05	23.62	23.88	23.79	17.39	14.77	14.14	10.83	7.40
Value at end of period	26.80	29.11	25.05	23.62	23.88	23.79	17.39	14.77	14.14	10.83

INVESTMENT DIVISION (0.75)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	84	84	84	165	214	581	504	714	1,025	960
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	15.90	11.71	11.69	11.77	10.84	7.32	6.43	6.63	5.23	3.57
Value at end of period	14.37	15.90	11.71	11.69	11.77	10.84	7.32	6.43	6.63	5.23
Number of accumulation units outstanding at end of period	785	795	795	1,941	2,886	2,405	2,708	4,419	7,261	6,541
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	23.11	20.32	18.75	19.51	20.53	14.30	12.54	12.65	10.27	7.82
Value at end of period	21.41	23.11	20.32	18.75	19.51	20.53	14.30	12.54	12.65	10.27
Number of accumulation units outstanding at end of period	9,113	9,577	10,521	21,001	51,586	83,563	95,949	87,123	82,839	60,746

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	19.15	16.69	15.48	15.36	14.13	12.33	11.69	11.76	10.73	8.35
Value at end of period	18.39	19.15	16.69	15.48	15.36	14.13	12.33	11.69	11.76	10.73
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
ALGER MID CAP GROWTH
Value at beginning of period	23.44	18.18	18.12	18.53	17.27	12.79	11.08	12.16	10.25	6.80
Value at end of period	21.55	23.44	18.18	18.12	18.53	17.27	12.79	11.08	12.16	10.25
Number of accumulation units outstanding at end of period	271	102	786	736	687	668	580	511	443	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	42.06	37.35	31.46	31.48	28.17	23.74	21.43	20.82	18.50	16.59
Value at end of period	39.95	42.06	37.35	31.46	31.48	28.17	23.74	21.43	20.82	18.50
Number of accumulation units outstanding at end of period	1,145	1,261	1,654	1,640	1,495	1,437	1,362	1,261	1,001	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	24.29	19.45	18.11	17.35	16.03	12.09	10.13	10.74	9.66	7.25
Value at end of period	23.35	24.29	19.45	18.11	17.35	16.03	12.09	10.13	10.74	9.66
Number of accumulation units outstanding at end of period	1,095	1,032	889	794	888	325	138	119	139	-

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ARTISAN INTERNATIONAL
Value at beginning of period	17.80	13.67	15.23	15.95	16.21	13.03	10.46	11.35	10.79	7.77
Value at end of period	15.76	17.80	13.67	15.23	15.95	16.21	13.03	10.46	11.35	10.79
Number of accumulation units outstanding at end of period	3,479	2,967	2,610	2,702	2,865	2,354	2,511	1,839	1,710	322
CLEARBRIDGE VALUE TRUST
Value at beginning of period	19.85	17.45	15.63	16.34	14.48	10.55	9.16	9.53	8.94	6.35
Value at end of period	17.16	19.85	17.45	15.63	16.34	14.48	10.55	9.16	9.53	8.94
Number of accumulation units outstanding at end of period	67	185	185	185	185	185	185	185	185	-
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	18.74	16.69	14.77	15.72	14.16	10.58	9.16	9.66	7.93	6.05
Value at end of period	16.06	18.74	16.69	14.77	15.72	14.16	10.58	9.16	9.66	7.93
Number of accumulation units outstanding at end of period	861	796	345	239	555	207	-	82	49	-
DAVIS NEW YORK VENTURE
Value at beginning of period	20.27	16.75	15.06	14.77	13.99	10.50	9.40	9.97	8.98	6.87
Value at end of period	17.47	20.27	16.75	15.06	14.77	13.99	10.50	9.40	9.97	8.98
Number of accumulation units outstanding at end of period	74	306	452	386	303	313	296	281	299	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	20.60	17.87	16.43	17.48	16.30	12.61	11.54	12.26	10.96	9.67
Value at end of period	18.08	20.60	17.87	16.43	17.48	16.30	12.61	11.54	12.26	10.96
Number of accumulation units outstanding at end of period	667	637	601	561	534	546	461	417	372	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	31.34	25.88	24.12	24.11	21.68	16.62	14.37	14.84	12.74	9.45
Value at end of period	29.15	31.34	25.88	24.12	24.11	21.68	16.62	14.37	14.84	12.74
Number of accumulation units outstanding at end of period	2,023	1,960	2,095	2,363	2,127	2,038	1,950	4,336	4,107	134
FIDELITY VIP GROWTH
Value at beginning of period	19.38	14.43	14.41	13.53	12.24	9.03	7.93	7.96	6.46	5.07
Value at end of period	19.22	19.38	14.43	14.41	13.53	12.24	9.03	7.93	7.96	6.46
Number of accumulation units outstanding at end of period	3,925	3,640	3,623	3,543	3,688	3,343	2,697	3,368	3,400	2,039

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.80	10.00
Value at end of period	9.61	10.80
Number of accumulation units outstanding at end of period	115,626	109,546
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	47.33	41.42	36.88	39.53	36.91	25.18	21.08	22.78	19.18	11.82
Value at end of period	40.25	47.33	41.42	36.88	39.53	36.91	25.18	21.08	22.78	19.18
Number of accumulation units outstanding at end of period	1,645	1,658	1,779	2,256	1,856	1,930	495	538	541	538
GREAT-WEST BOND INDEX
Value at beginning of period	20.38	19.91	19.65	19.74	18.78	19.39	18.79	17.64	16.67	15.80
Value at end of period	20.17	20.38	19.91	19.65	19.74	18.78	19.39	18.79	17.64	16.67
Number of accumulation units outstanding at end of period	5,680	5,292	4,807	4,587	4,515	492	675	635	592	-
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.23	10.00
Value at end of period	9.84	10.23
Number of accumulation units outstanding at end of period	6,475	6,227
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.41	11.44	11.51	11.59	11.66	11.74	11.82	11.89	11.97	12.05
Value at end of period	11.49	11.41	11.44	11.51	11.59	11.66	11.74	11.82	11.89	11.97
Number of accumulation units outstanding at end of period	11,635	11,194	10,574	11,141	10,573	11,045	10,753	11,989	10,768	2,871
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	24.99	19.89	19.27	18.22	18.16	14.28	12.26	12.58	11.59	8.85
Value at end of period	20.96	24.99	19.89	19.27	18.22	18.16	14.28	12.26	12.58	11.59
Number of accumulation units outstanding at end of period	1,793	1,428	2,252	2,802	2,055	2,204	1,805	1,978	1,780	1,664
GREAT-WEST LIFETIME 2015
Value at beginning of period	19.96	18.07	16.13	16.42	15.59	14.40	12.95	12.84	11.59	10.00
Value at end of period	18.95	19.96	18.07	16.13	16.42	15.59	14.40	12.95	12.84	11.59

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	37,180	32,341	28,178	25,624	17,400	10,633	462	26	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	22.70	20.02	17.55	17.92	16.98	14.92	13.18	13.40	11.91	10.00
Value at end of period	21.26	22.70	20.02	17.55	17.92	16.98	14.92	13.18	13.40	11.91
Number of accumulation units outstanding at end of period	5,616	4,515	3,255	2,359	1,233	429	191	113	33	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	25.00	21.26	18.96	19.40	18.37	15.31	13.31	13.83	12.15	10.00
Value at end of period	22.88	25.00	21.26	18.96	19.40	18.37	15.31	13.31	13.83	12.15
Number of accumulation units outstanding at end of period	11,633	9,463	6,872	4,780	2,700	1,291	625	265	50	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	25.31	21.15	19.20	19.71	18.74	15.39	13.31	13.96	12.22	10.00
Value at end of period	22.79	25.31	21.15	19.20	19.71	18.74	15.39	13.31	13.96	12.22
Number of accumulation units outstanding at end of period	15,195	11,734	9,291	7,319	4,492	2,572	1,590	597	81	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	25.04	20.87	19.01	19.56	18.71	15.38	13.28	14.00	12.26	10.00
Value at end of period	22.45	25.04	20.87	19.01	19.56	18.71	15.38	13.28	14.00	12.26
Number of accumulation units outstanding at end of period	16,531	12,341	8,342	5,154	2,420	646	265	32	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	48.04	44.06	35.24	36.75	35.27	26.32	22.86	23.48	19.06	15.01
Value at end of period	40.00	48.04	44.06	35.24	36.75	35.27	26.32	22.86	23.48	19.06
Number of accumulation units outstanding at end of period	113	101	172	137	101	101	101	167	217	101
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.48	10.00
Value at end of period	9.76	10.48
Number of accumulation units outstanding at end of period	76,840	78,599
GREAT-WEST MODERATELY AGGRESSIVE PROFILE

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	10.58	10.00
Value at end of period	9.71	10.58
Number of accumulation units outstanding at end of period	120,276	112,486
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.36	10.00
Value at end of period	9.81	10.36
Number of accumulation units outstanding at end of period	12,112	16,389
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	34.85	33.00	29.82	32.12	31.25	29.11	25.25	24.34	21.73	15.79
Value at end of period	33.55	34.85	33.00	29.82	32.12	31.25	29.11	25.25	24.34	21.73
Number of accumulation units outstanding at end of period	353	341	330	317	303	299	456	446	638	118
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.91	10.00
Value at end of period	10.31	10.91
Number of accumulation units outstanding at end of period	10,187	10,421
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	44.91	40.09	32.10	33.15	31.71	22.70	19.73	19.79	15.85	12.77
Value at end of period	40.61	44.91	40.09	32.10	33.15	31.71	22.70	19.73	19.79	15.85
Number of accumulation units outstanding at end of period	780	747	606	598	667	530	802	983	930	617
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	30.65	26.55	22.50	24.32	22.80	17.65	15.16	15.39	13.46	10.82
Value at end of period	27.56	30.65	26.55	22.50	24.32	22.80	17.65	15.16	15.39	13.46
Number of accumulation units outstanding at end of period	1,066	952	646	472	427	1,725	1,682	1,726	2,797	1,516
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	43.71	35.35	33.51	31.67	28.26	20.86	18.47	18.91	14.92	10.37
Value at end of period	42.41	43.71	35.35	33.51	31.67	28.26	20.86	18.47	18.91	14.92

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	877	827	1,332	1,298	1,159	1,093	1,288	1,179	1,063	143
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	19.61	19.31	19.20	19.18	18.30	18.80	18.33	17.46	16.64	15.80
Value at end of period	19.57	19.61	19.31	19.20	19.18	18.30	18.80	18.33	17.46	16.64
Number of accumulation units outstanding at end of period	1,361	1,275	1,410	1,516	1,506	1,475	1,651	1,599	1,538	357
INVESCO AMERICAN FRANCHISE
Value at beginning of period	14.28	11.31	11.15	10.70	9.94	7.16	6.37	6.88	5.92	4.77
Value at end of period	13.65	14.28	11.31	11.15	10.70	9.94	7.16	6.37	6.88	5.92
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO AMERICAN VALUE
Value at beginning of period	19.27	17.76	15.49	17.17	15.83	11.92	10.28	10.31	8.54	6.19
Value at end of period	16.64	19.27	17.76	15.49	17.17	15.83	11.92	10.28	10.31	8.54
Number of accumulation units outstanding at end of period	224	164	137	122	205	207	436	-	41	-
INVESCO COMSTOCK
Value at beginning of period	21.30	18.25	15.62	16.76	15.50	11.56	9.82	10.10	8.82	6.87
Value at end of period	18.52	21.30	18.25	15.62	16.76	15.50	11.56	9.82	10.10	8.82
Number of accumulation units outstanding at end of period	24	41	174	372	405	196	-	-	-	-
INVESCO MID CAP GROWTH
Value at beginning of period	14.18	11.68	11.70	11.64	10.85	7.94	7.08	7.45	6.08	4.28
Value at end of period	13.27	14.18	11.68	11.70	11.64	10.85	7.94	7.08	7.45	6.08
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
INVESCO SMALL CAP GROWTH
Value at beginning of period	34.59	27.87	25.20	25.84	24.16	17.38	14.78	15.07	12.01	8.99
Value at end of period	31.27	34.59	27.87	25.20	25.84	24.16	17.38	14.78	15.07	12.01
Number of accumulation units outstanding at end of period	115	115	115	115	115	115	115	115	115	-
JANUS HENDERSON FORTY
Value at beginning of period	11.25	10.00
Value at end of period	11.33	11.25

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	-	-
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	11.37	9.03	8.92	9.19	8.62	6.81	5.72	6.68	5.81	4.25
Value at end of period	10.51	11.37	9.03	8.92	9.19	8.62	6.81	5.72	6.68	5.81
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	91	-
JENSEN QUALITY GROWTH
Value at beginning of period	27.17	22.27	20.08	19.98	18.06	13.79	12.26	12.48	11.26	8.81
Value at end of period	27.48	27.17	22.27	20.08	19.98	18.06	13.79	12.26	12.48	11.26
Number of accumulation units outstanding at end of period	-	57	57	57	57	57	57	57	153	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	26.06	23.81	20.59	21.34	19.68	14.56	13.35	14.03	11.34	10.00
Value at end of period	22.82	26.06	23.81	20.59	21.34	19.68	14.56	13.35	14.03	11.34
Number of accumulation units outstanding at end of period	145	241	189	77	40	18	-	-	-	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	20.50	17.89	15.56	16.34	15.49	11.35	10.17	10.55	8.56	5.81
Value at end of period	17.00	20.50	17.89	15.56	16.34	15.49	11.35	10.17	10.55	8.56
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
MFS GROWTH
Value at beginning of period	26.40	20.35	20.04	18.83	17.47	12.90	11.09	11.24	10.01	8.12
Value at end of period	26.84	26.40	20.35	20.04	18.83	17.47	12.90	11.09	11.24	10.01
Number of accumulation units outstanding at end of period	533	533	533	533	533	533	533	533	533	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	22.71	18.06	18.61	18.15	15.88	12.37	10.95	11.20	10.32	7.24
Value at end of period	21.21	22.71	18.06	18.61	18.15	15.88	12.37	10.95	11.20	10.32
Number of accumulation units outstanding at end of period	3,621	3,428	4,015	3,716	3,449	3,153	2,827	2,455	2,141	-
OPPENHEIMER GLOBAL
Value at beginning of period	30.12	22.25	22.36	21.66	21.36	16.96	14.14	15.59	13.56	9.81
Value at end of period	25.87	30.12	22.25	22.36	21.66	21.36	16.96	14.14	15.59	13.56

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	5,177	5,253	4,745	4,208	4,082	3,969	3,484	3,000	2,873	-
PIMCO TOTAL RETURN
Value at beginning of period	20.17	19.35	19.03	19.07	18.38	18.91	17.29	16.75	15.53	13.76
Value at end of period	19.93	20.17	19.35	19.03	19.07	18.38	18.91	17.29	16.75	15.53
Number of accumulation units outstanding at end of period	593	715	641	734	635	696	763	739	1,600	-
PIONEER EQUITY INCOME VCT
Value at beginning of period	31.66	27.66	23.30	23.39	20.88	16.31	14.93	14.21	11.99	10.60
Value at end of period	28.69	31.66	27.66	23.30	23.39	20.88	16.31	14.93	14.21	11.99
Number of accumulation units outstanding at end of period	195	157	454	99	49	23	-	-	7	-
PUTNAM HIGH YIELD
Value at beginning of period	17.32	16.38	14.34	15.29	15.13	14.30	12.53	12.25	10.92	7.41
Value at end of period	16.52	17.32	16.38	14.34	15.29	15.13	14.30	12.53	12.25	10.92
Number of accumulation units outstanding at end of period	382	310	235	157	90	28	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.35	9.26	9.62	9.49	11.06	9.02	7.45	9.54	8.11	5.22
Value at end of period	10.21	12.35	9.26	9.62	9.49	11.06	9.02	7.45	9.54	8.11
Number of accumulation units outstanding at end of period	744	710	1,347	851	958	795	460	422	260	-
ROYCE TOTAL RETURN
Value at beginning of period	19.56	17.37	13.94	15.18	15.13	11.52	10.16	10.43	8.53	6.82
Value at end of period	16.94	19.56	17.37	13.94	15.18	15.13	11.52	10.16	10.43	8.53
Number of accumulation units outstanding at end of period	48	48	79	49	48	92	48	48	77	-
VICTORY RS SELECT GROWTH
Value at beginning of period	29.50	25.35	23.88	24.13	24.01	17.54	14.88	14.23	10.89	7.43
Value at end of period	27.19	29.50	25.35	23.88	24.13	24.01	17.54	14.88	14.23	10.89
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	16.19	11.90	11.88	11.94	10.99	7.41	6.50	6.70	5.28	3.60
Value at end of period	14.64	16.19	11.90	11.88	11.94	10.99	7.41	6.50	6.70	5.28

INVESTMENT DIVISION (0.65)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	23.40	20.56	18.95	19.70	20.71	14.41	12.62	12.72	10.32	7.85
Value at end of period	21.70	23.40	20.56	18.95	19.70	20.71	14.41	12.62	12.72	10.32
Number of accumulation units outstanding at end of period	1,006	953	894	1,222	1,143	1,095	972	896	759	-

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	22.72	19.79	18.34	18.17	16.69	14.56	13.78	13.86	12.63	9.82
Value at end of period	21.84	22.72	19.79	18.34	18.17	16.69	14.56	13.78	13.86	12.63
Number of accumulation units outstanding at end of period	247	493	520	442	437	704	704	711	700	1,152
ALGER MID CAP GROWTH
Value at beginning of period	32.18	24.93	24.83	25.36	23.61	17.48	15.12	16.58	13.96	9.25
Value at end of period	29.62	32.18	24.93	24.83	25.36	23.61	17.48	15.12	16.58	13.96
Number of accumulation units outstanding at end of period	14,813	14,286	11,492	15,344	15,665	13,503	14,644	15,396	20,974	30,119
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	42.80	37.98	31.96	31.94	28.56	24.04	21.67	21.04	18.68	16.73
Value at end of period	40.70	42.80	37.98	31.96	31.94	28.56	24.04	21.67	21.04	18.68
Number of accumulation units outstanding at end of period	11,056	12,583	11,302	10,363	9,840	10,243	10,066	10,851	8,424	19,363
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	24.57	19.65	18.28	17.50	16.15	12.17	10.18	10.79	9.69	7.27
Value at end of period	23.64	24.57	19.65	18.28	17.50	16.15	12.17	10.18	10.79	9.69
Number of accumulation units outstanding at end of period	22,311	16,486	13,451	14,272	12,796	8,739	9,434	9,207	7,776	18,917
ARTISAN INTERNATIONAL
Value at beginning of period	18.11	13.90	15.47	16.18	16.43	13.20	10.58	11.48	10.89	7.84
Value at end of period	16.06	18.11	13.90	15.47	16.18	16.43	13.20	10.58	11.48	10.89
Number of accumulation units outstanding at end of period	41,149	36,844	31,429	39,544	29,579	21,953	27,924	35,231	39,730	52,150

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
CLEARBRIDGE VALUE TRUST
Value at beginning of period	20.17	17.71	15.85	16.55	14.65	10.66	9.25	9.61	9.01	6.40
Value at end of period	17.45	20.17	17.71	15.85	16.55	14.65	10.66	9.25	9.61	9.01
Number of accumulation units outstanding at end of period	114	114	56	176	121	121	1,227	1,227	864	11,287
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	18.93	16.84	14.89	15.83	14.24	10.63	9.19	9.68	7.94	6.05
Value at end of period	16.24	18.93	16.84	14.89	15.83	14.24	10.63	9.19	9.68	7.94
Number of accumulation units outstanding at end of period	10,321	11,302	2,848	4,863	5,823	2,114	754	7,714	10,430	6,478
DAVIS NEW YORK VENTURE
Value at beginning of period	20.51	16.93	15.20	14.89	14.10	10.57	9.45	10.01	9.01	6.89
Value at end of period	17.69	20.51	16.93	15.20	14.89	14.10	10.57	9.45	10.01	9.01
Number of accumulation units outstanding at end of period	16,184	16,289	16,671	15,250	16,120	17,033	13,224	13,959	14,967	25,756
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	20.93	18.13	16.65	17.70	16.49	12.74	11.65	12.36	11.05	9.73
Value at end of period	18.38	20.93	18.13	16.65	17.70	16.49	12.74	11.65	12.36	11.05
Number of accumulation units outstanding at end of period	7,174	7,050	6,862	6,932	5,507	4,856	3,295	3,234	6,380	9,623
FIDELITY VIP CONTRAFUND
Value at beginning of period	44.81	36.97	34.42	34.37	30.88	23.65	20.42	21.07	18.07	13.39
Value at end of period	41.72	44.81	36.97	34.42	34.37	30.88	23.65	20.42	21.07	18.07
Number of accumulation units outstanding at end of period	40,925	40,841	37,968	43,427	32,075	24,962	31,400	33,700	30,634	54,269
FIDELITY VIP GROWTH
Value at beginning of period	45.63	33.95	33.87	31.78	28.71	21.17	18.56	18.63	15.08	11.82
Value at end of period	45.30	45.63	33.95	33.87	31.78	28.71	21.17	18.56	18.63	15.08
Number of accumulation units outstanding at end of period	78,934	76,501	78,890	88,414	92,276	91,595	102,614	106,465	119,104	133,664
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.80	10.00
Value at end of period	9.63	10.80
Number of accumulation units outstanding at end of period	201,376	194,618

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	70.57	61.70	54.88	58.76	54.81	37.35	31.24	33.73	28.37	17.46
Value at end of period	60.07	70.57	61.70	54.88	58.76	54.81	37.35	31.24	33.73	28.37
Number of accumulation units outstanding at end of period	24,650	28,331	30,541	32,444	27,410	36,017	27,263	29,303	27,831	36,923
GREAT-WEST BOND INDEX
Value at beginning of period	20.85	20.34	20.06	20.12	19.13	19.73	19.10	17.91	16.91	16.02
Value at end of period	20.65	20.85	20.34	20.06	20.12	19.13	19.73	19.10	17.91	16.91
Number of accumulation units outstanding at end of period	20,077	21,345	22,536	29,717	10,673	11,843	15,052	18,594	31,222	40,398
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.24	10.00
Value at end of period	9.86	10.24
Number of accumulation units outstanding at end of period	43,335	26,719
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	13.50	13.52	13.59	13.67	13.74	13.82	13.90	13.97	14.05	14.13
Value at end of period	13.61	13.50	13.52	13.59	13.67	13.74	13.82	13.90	13.97	14.05
Number of accumulation units outstanding at end of period	184,845	191,487	187,759	197,686	209,384	220,314	251,994	242,534	333,142	358,320
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	31.39	24.96	24.16	22.82	22.72	17.85	15.31	15.69	14.45	11.02
Value at end of period	26.35	31.39	24.96	24.16	22.82	22.72	17.85	15.31	15.69	14.45
Number of accumulation units outstanding at end of period	51,815	49,374	55,059	50,158	41,914	42,821	42,602	44,288	51,669	55,410
GREAT-WEST LIFETIME 2015
Value at beginning of period	20.13	18.21	16.24	16.52	15.66	14.45	12.98	12.86	11.59	10.00
Value at end of period	19.13	20.13	18.21	16.24	16.52	15.66	14.45	12.98	12.86	11.59
Number of accumulation units outstanding at end of period	2,756	8,854	6,764	8,023	7,976	9,214	8,839	1,862	2,750	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	22.90	20.17	17.67	18.02	17.06	14.97	13.22	13.42	11.92	10.00
Value at end of period	21.46	22.90	20.17	17.67	18.02	17.06	14.97	13.22	13.42	11.92

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	15,258	11,003	15,288	17,091	12,565	2,265	2,233	2,373	4	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	25.21	21.42	19.09	19.51	18.46	15.37	13.34	13.86	12.16	10.00
Value at end of period	23.10	25.21	21.42	19.09	19.51	18.46	15.37	13.34	13.86	12.16
Number of accumulation units outstanding at end of period	17,623	18,607	25,288	25,516	11,268	3,108	2,548	423	4	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	25.53	21.31	19.33	19.82	18.82	15.45	13.34	13.99	12.23	10.00
Value at end of period	23.01	25.53	21.31	19.33	19.82	18.82	15.45	13.34	13.99	12.23
Number of accumulation units outstanding at end of period	18,396	20,124	12,939	12,960	6,132	4,377	2,621	378	266	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	25.26	21.03	19.14	19.67	18.80	15.44	13.32	14.03	12.27	10.00
Value at end of period	22.67	25.26	21.03	19.14	19.67	18.80	15.44	13.32	14.03	12.27
Number of accumulation units outstanding at end of period	10,802	9,359	6,997	5,928	2,015	1,185	363	87	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	51.23	46.95	37.51	39.08	37.47	27.93	24.23	24.87	20.17	15.86
Value at end of period	42.70	51.23	46.95	37.51	39.08	37.47	27.93	24.23	24.87	20.17
Number of accumulation units outstanding at end of period	6,085	6,156	7,660	9,691	7,549	8,580	8,331	9,544	8,904	22,593
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.49	10.00
Value at end of period	9.77	10.49
Number of accumulation units outstanding at end of period	246,011	245,305
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.58	10.00
Value at end of period	9.72	10.58
Number of accumulation units outstanding at end of period	294,526	333,075

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.36	10.00
Value at end of period	9.82	10.36
Number of accumulation units outstanding at end of period	48,244	47,052
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	42.73	40.43	36.50	39.28	38.17	35.53	30.79	29.64	26.43	19.20
Value at end of period	41.18	42.73	40.43	36.50	39.28	38.17	35.53	30.79	29.64	26.43
Number of accumulation units outstanding at end of period	9,433	9,711	9,295	11,563	19,249	18,691	36,828	33,373	20,361	26,935
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.92	10.00
Value at end of period	10.33	10.92
Number of accumulation units outstanding at end of period	673,443	724,154
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	61.48	54.83	43.84	45.23	43.24	30.92	26.85	26.90	21.52	17.32
Value at end of period	55.64	61.48	54.83	43.84	45.23	43.24	30.92	26.85	26.90	21.52
Number of accumulation units outstanding at end of period	27,745	28,255	30,665	18,607	15,852	16,066	16,485	18,390	19,332	35,041
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	45.74	39.57	33.50	36.18	33.88	26.20	22.48	22.80	19.93	16.00
Value at end of period	41.15	45.74	39.57	33.50	36.18	33.88	26.20	22.48	22.80	19.93
Number of accumulation units outstanding at end of period	33,571	37,682	36,509	40,573	38,892	42,348	51,501	55,743	59,892	87,522
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	72.10	58.26	55.17	52.08	46.43	34.24	30.29	30.98	24.42	16.95
Value at end of period	70.04	72.10	58.26	55.17	52.08	46.43	34.24	30.29	30.98	24.42
Number of accumulation units outstanding at end of period	19,413	20,495	21,900	25,830	17,866	14,341	22,409	24,083	21,303	37,831
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	22.56	22.19	22.04	21.99	20.97	21.52	20.96	19.94	18.99	18.01

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	22.54	22.56	22.19	22.04	21.99	20.97	21.52	20.96	19.94	18.99
Number of accumulation units outstanding at end of period	15,178	15,187	20,891	16,855	16,624	21,502	31,324	33,858	34,736	50,751
INVESCO AMERICAN FRANCHISE
Value at beginning of period	14.53	11.49	11.33	10.85	10.08	7.25	6.44	6.95	5.97	4.80
Value at end of period	13.90	14.53	11.49	11.33	10.85	10.08	7.25	6.44	6.95	5.97
Number of accumulation units outstanding at end of period	3,453	4,384	4,389	4,394	4,332	4,360	4,360	6,427	6,487	6,538
INVESCO AMERICAN VALUE
Value at beginning of period	19.46	17.92	15.61	17.29	15.92	11.97	10.32	10.33	8.55	6.19
Value at end of period	16.82	19.46	17.92	15.61	17.29	15.92	11.97	10.32	10.33	8.55
Number of accumulation units outstanding at end of period	4,251	2,389	2,033	4,528	4,768	2,672	5,919	3,179	11,009	4,595
INVESCO COMSTOCK
Value at beginning of period	21.55	18.44	15.77	16.90	15.61	11.64	9.87	10.15	8.85	6.89
Value at end of period	18.75	21.55	18.44	15.77	16.90	15.61	11.64	9.87	10.15	8.85
Number of accumulation units outstanding at end of period	7,726	8,253	7,550	12,215	7,057	6,451	402	1,341	1,172	11,576
INVESCO MID CAP GROWTH
Value at beginning of period	14.43	11.88	11.89	11.81	11.00	8.04	7.16	7.53	6.14	4.32
Value at end of period	13.52	14.43	11.88	11.89	11.81	11.00	8.04	7.16	7.53	6.14
Number of accumulation units outstanding at end of period	1,325	1,657	2,403	1,859	1,610	1,549	1,572	1,293	1,411	4,812
INVESCO SMALL CAP GROWTH
Value at beginning of period	35.14	28.29	25.55	26.18	24.45	17.57	14.93	15.20	12.10	9.05
Value at end of period	31.80	35.14	28.29	25.55	26.18	24.45	17.57	14.93	15.20	12.10
Number of accumulation units outstanding at end of period	706	706	975	975	1,314	1,314	1,314	1,334	696	978
JANUS HENDERSON FORTY
Value at beginning of period	11.26	10.00
Value at end of period	11.35	11.26
Number of accumulation units outstanding at end of period	11,187	12,308
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	11.57	9.18	9.06	9.32	8.74	6.89	5.78	6.75	5.87	4.29
Value at end of period	10.71	11.57	9.18	9.06	9.32	8.74	6.89	5.78	6.75	5.87

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	2,503	2,513	2,521	2,531	2,541	2,495	2,692	3,514	3,069	3,817
JENSEN QUALITY GROWTH
Value at beginning of period	27.54	22.55	20.31	20.19	18.23	13.91	12.35	12.56	11.32	8.85
Value at end of period	27.89	27.54	22.55	20.31	20.19	18.23	13.91	12.35	12.56	11.32
Number of accumulation units outstanding at end of period	34	34	427	761	761	132	132	142	346	672
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	26.28	23.99	20.72	21.46	19.77	14.61	13.39	14.05	11.34	10.00
Value at end of period	23.04	26.28	23.99	20.72	21.46	19.77	14.61	13.39	14.05	11.34
Number of accumulation units outstanding at end of period	1,136	1,887	2,675	2,530	731	637	2,632	2,014	1,258	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	20.74	18.08	15.71	16.47	15.61	11.42	10.22	10.60	8.59	5.83
Value at end of period	17.21	20.74	18.08	15.71	16.47	15.61	11.42	10.22	10.60	8.59
Number of accumulation units outstanding at end of period	136	136	136	136	136	167	1,027	1,164	273	291
MFS GROWTH
Value at beginning of period	26.82	20.66	20.32	19.08	17.67	13.04	11.20	11.34	10.09	8.17
Value at end of period	27.29	26.82	20.66	20.32	19.08	17.67	13.04	11.20	11.34	10.09
Number of accumulation units outstanding at end of period	146	146	146	146	143	143	143	143	143	442
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	23.07	18.33	18.88	18.39	16.07	12.50	11.06	11.30	10.41	7.29
Value at end of period	21.57	23.07	18.33	18.88	18.39	16.07	12.50	11.06	11.30	10.41
Number of accumulation units outstanding at end of period	3,921	4,400	4,440	7,171	4,453	2,722	5,234	6,180	3,323	10,603
OPPENHEIMER GLOBAL
Value at beginning of period	30.53	22.53	22.62	21.89	21.57	17.10	14.24	15.69	13.63	9.85
Value at end of period	26.24	30.53	22.53	22.62	21.89	21.57	17.10	14.24	15.69	13.63
Number of accumulation units outstanding at end of period	2,741	26,735	22,656	23,577	25,221	24,872	32,511	34,833	33,106	25,712
PIMCO TOTAL RETURN
Value at beginning of period	20.47	19.62	19.28	19.30	18.58	19.10	17.44	16.88	15.63	13.84
Value at end of period	20.25	20.47	19.62	19.28	19.30	18.58	19.10	17.44	16.88	15.63

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	38,002	36,020	37,548	37,552	34,673	35,362	54,195	64,848	67,122	81,002
PIONEER EQUITY INCOME VCT
Value at beginning of period	31.88	27.83	23.41	23.49	20.94	16.35	14.95	14.21	11.98	10.58
Value at end of period	28.92	31.88	27.83	23.41	23.49	20.94	16.35	14.95	14.21	11.98
Number of accumulation units outstanding at end of period	2,182	1,721	8,335	1,593	2,343	1,169	1,848	1,996	3,188	5,866
PUTNAM HIGH YIELD
Value at beginning of period	17.48	16.52	14.45	15.39	15.21	14.37	12.58	12.29	10.94	7.42
Value at end of period	19.69	17.48	16.52	14.45	15.39	15.21	14.37	12.58	12.29	10.94
Number of accumulation units outstanding at end of period	9,099	8,704	2,837	2,967	1,900	925	6,262	4,935	3,984	3,555
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.47	9.34	9.69	9.56	11.13	9.06	7.47	9.57	8.12	5.23
Value at end of period	10.32	12.47	9.34	9.69	9.56	11.13	9.06	7.47	9.57	8.12
Number of accumulation units outstanding at end of period	1,417	8,960	5,149	4,125	4,441	3,722	3,430	11,666	11,746	21,686
ROYCE TOTAL RETURN
Value at beginning of period	19.75	17.52	14.05	15.28	15.21	11.57	10.20	10.46	8.55	6.83
Value at end of period	17.13	19.75	17.52	14.05	15.28	15.21	11.57	10.20	10.46	8.55
Number of accumulation units outstanding at end of period	7,719	9,144	8,166	8,958	7,225	8,288	9,230	8,384	12,930	9,426
VICTORY RS SELECT GROWTH
Value at beginning of period	29.90	25.67	24.16	24.39	24.24	17.69	15.00	14.32	10.95	7.47
Value at end of period	27.58	29.90	25.67	24.16	24.39	24.24	17.69	15.00	14.32	10.95
Number of accumulation units outstanding at end of period	144	144	319	319	309	-	-	-	79	427
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	16.47	12.10	12.06	12.12	11.14	7.51	6.58	6.77	5.33	3.63
Value at end of period	14.91	16.47	12.10	12.06	12.12	11.14	7.51	6.58	6.77	5.33
Number of accumulation units outstanding at end of period	2,742	2,742	2,977	2,977	2,965	2,950	2,950	2,950	4,559	6,707
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	23.70	20.80	19.15	19.89	20.89	14.52	12.70	12.79	10.37	7.88

INVESTMENT DIVISION (0.55)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	22.00	23.70	20.80	19.15	19.89	20.89	14.52	12.70	12.79	10.37
Number of accumulation units outstanding at end of period	9,899	9,120	10,300	12,772	13,096	16,876	16,455	24,662	13,540	26,777

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	18.89	16.44	15.22	15.07	13.83	12.05	11.40	11.44	10.42	8.10
Value at end of period	18.18	18.89	16.44	15.22	15.07	13.83	12.05	11.40	11.44	10.42
Number of accumulation units outstanding at end of period	1,741	2,709	2,182	1,671	934	934	2,673	3,322	4,787	4,910
ALGER MID CAP GROWTH
Value at beginning of period	21.32	16.50	16.42	16.75	15.58	11.52	9.96	10.91	9.18	6.08
Value at end of period	19.64	21.32	16.50	16.42	16.75	15.58	11.52	9.96	10.91	9.18
Number of accumulation units outstanding at end of period	10,494	20,217	22,024	21,195	1,068	2,776	2,764	29,111	30,149	31,184
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	24.80	21.98	18.48	18.45	16.48	13.86	12.48	12.11	10.73	9.61
Value at end of period	23.60	24.80	21.98	18.48	18.45	16.48	13.86	12.48	12.11	10.73
Number of accumulation units outstanding at end of period	5,860	8,236	11,552	6,899	28,606	28,829	27,390	37,370	36,321	31,682
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	24.85	19.86	18.45	17.65	16.27	12.25	10.24	10.84	9.73	7.28
Value at end of period	23.94	24.85	19.86	18.45	17.65	16.27	12.25	10.24	10.84	9.73
Number of accumulation units outstanding at end of period	47,677	71,757	50,848	55,988	95,082	33,838	17,934	19,043	16,540	13,605
ARTISAN INTERNATIONAL
Value at beginning of period	19.78	15.17	16.87	17.62	17.87	14.34	11.49	12.45	11.80	8.48
Value at end of period	17.55	19.78	15.17	16.87	17.62	17.87	14.34	11.49	12.45	11.80
Number of accumulation units outstanding at end of period	14,332	11,859	11,411	13,209	58,773	41,938	42,146	34,893	36,350	33,250
CLEARBRIDGE VALUE TRUST
Value at beginning of period	15.19	13.33	11.91	12.42	10.99	7.99	6.92	7.19	6.73	4.77
Value at end of period	13.16	15.19	13.33	11.91	12.42	10.99	7.99	6.92	7.19	6.73
Number of accumulation units outstanding at end of period	1,237	1,654	3,454	3,903	3,723	1,690	1,690	2,550	3,043	3,217

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	19.11	16.98	15.00	15.93	14.32	10.68	9.22	9.71	7.95	6.06
Value at end of period	16.41	19.11	16.98	15.00	15.93	14.32	10.68	9.22	9.71	7.95
Number of accumulation units outstanding at end of period	45,919	37,974	37,773	31,539	39,280	2,301	-	23,467	7,342	4,892
DAVIS NEW YORK VENTURE
Value at beginning of period	20.74	17.10	15.35	15.02	14.20	10.63	9.51	10.06	9.04	6.90
Value at end of period	17.91	20.74	17.10	15.35	15.02	14.20	10.63	9.51	10.06	9.04
Number of accumulation units outstanding at end of period	15,790	36,531	25,292	11,649	5,325	3,094	2,956	7,247	7,097	7,173
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	19.78	17.12	15.71	16.68	15.53	11.98	10.95	11.61	10.36	9.12
Value at end of period	17.39	19.78	17.12	15.71	16.68	15.53	11.98	10.95	11.61	10.36
Number of accumulation units outstanding at end of period	6,043	6,127	5,884	3,526	12,017	10,059	5,192	2,546	4,682	5,226
FIDELITY VIP CONTRAFUND
Value at beginning of period	26.58	21.91	20.37	20.33	18.24	13.96	12.04	12.41	10.64	7.87
Value at end of period	24.77	26.58	21.91	20.37	20.33	18.24	13.96	12.04	12.41	10.64
Number of accumulation units outstanding at end of period	86,945	79,520	82,893	85,777	83,623	58,675	37,435	52,029	52,376	55,262
FIDELITY VIP GROWTH
Value at beginning of period	28.44	21.14	21.07	19.74	17.82	13.13	11.50	11.53	9.33	7.30
Value at end of period	28.26	28.44	21.14	21.07	19.74	17.82	13.13	11.50	11.53	9.33
Number of accumulation units outstanding at end of period	129,104	133,593	131,785	135,703	99,082	91,950	82,475	89,838	98,034	93,663
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.81	10.00
Value at end of period	9.64	10.81
Number of accumulation units outstanding at end of period	192,073	196,993
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	26.64	23.27	20.67	22.12	20.61	14.03	11.72	12.64	10.62	6.53
Value at end of period	22.70	26.64	23.27	20.67	22.12	20.61	14.03	11.72	12.64	10.62
Number of accumulation units outstanding at end of period	11,274	26,145	33,260	34,348	51,804	76,617	23,751	28,870	26,069	27,925

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST BOND INDEX
Value at beginning of period	15.25	14.86	14.65	14.68	13.94	14.37	13.89	13.01	12.27	11.61
Value at end of period	15.12	15.25	14.86	14.65	14.68	13.94	14.37	13.89	13.01	12.27
Number of accumulation units outstanding at end of period	169,370	128,914	114,421	92,837	114,881	40,717	22,065	22,829	23,529	24,632
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.24	10.00
Value at end of period	9.87	10.24
Number of accumulation units outstanding at end of period	20,976	19,770
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	10.71	10.71	10.76	10.81	10.86	10.91	10.96	11.01	11.06	11.10
Value at end of period	10.81	10.71	10.71	10.76	10.81	10.86	10.91	10.96	11.01	11.06
Number of accumulation units outstanding at end of period	88,403	91,208	101,818	107,307	116,471	39,266	32,448	29,156	26,764	32,008
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	20.16	16.01	15.49	14.61	14.53	11.41	9.78	10.01	9.21	7.01
Value at end of period	16.94	20.16	16.01	15.49	14.61	14.53	11.41	9.78	10.01	9.21
Number of accumulation units outstanding at end of period	150,202	144,322	148,840	125,875	91,701	72,894	38,960	38,318	40,918	43,870
GREAT-WEST LIFETIME 2015
Value at beginning of period	20.30	18.35	16.34	16.61	15.73	14.50	13.02	12.89	11.60	10.00
Value at end of period	19.32	20.30	18.35	16.34	16.61	15.73	14.50	13.02	12.89	11.60
Number of accumulation units outstanding at end of period	4,940	5,995	5,428	3,736	15,219	13,747	12,854	17,279	7,801	5,018
GREAT-WEST LIFETIME 2025
Value at beginning of period	23.10	20.32	17.79	18.12	17.14	15.03	13.25	13.45	11.93	10.00
Value at end of period	21.67	23.10	20.32	17.79	18.12	17.14	15.03	13.25	13.45	11.93
Number of accumulation units outstanding at end of period	37,145	30,854	33,110	16,175	10,652	5,809	2,734	8,500	5,691	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	25.43	21.58	19.21	19.62	18.54	15.43	13.38	13.88	12.17	10.00
Value at end of period	23.33	25.43	21.58	19.21	19.62	18.54	15.43	13.38	13.88	12.17

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	42,742	30,249	19,083	9,829	12,538	7,839	2,124	6,876	235	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	25.75	21.48	19.46	19.93	18.91	15.50	13.38	14.02	12.24	10.00
Value at end of period	23.23	25.75	21.48	19.46	19.93	18.91	15.50	13.38	14.02	12.24
Number of accumulation units outstanding at end of period	15,222	12,021	8,079	5,622	6,407	4,640	2,828	4,369	8	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	25.48	21.19	19.27	19.78	18.88	15.50	13.35	14.05	12.28	10.00
Value at end of period	22.89	25.48	21.19	19.27	19.78	18.88	15.50	13.35	14.05	12.28
Number of accumulation units outstanding at end of period	14,492	10,620	8,139	14,907	12,297	920	270	101	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	26.84	24.57	19.62	20.41	19.55	14.56	12.62	12.94	10.48	8.24
Value at end of period	22.40	26.84	24.57	19.62	20.41	19.55	14.56	12.62	12.94	10.48
Number of accumulation units outstanding at end of period	1,196	2,516	3,133	2,785	16,131	15,645	11,895	19,279	19,338	20,045
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.49	10.00
Value at end of period	9.79	10.49
Number of accumulation units outstanding at end of period	492,484	526,064
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.59	10.00
Value at end of period	9.74	10.59
Number of accumulation units outstanding at end of period	425,245	426,893
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.37	10.00
Value at end of period	9.83	10.37
Number of accumulation units outstanding at end of period	39,219	46,490

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	20.84	19.70	17.76	19.09	18.54	17.24	14.92	14.35	12.79	9.28
Value at end of period	20.10	20.84	19.70	17.76	19.09	18.54	17.24	14.92	14.35	12.79
Number of accumulation units outstanding at end of period	31,793	42,366	43,661	46,982	66,820	38,929	28,670	35,142	30,807	29,111
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.92	10.00
Value at end of period	10.34	10.92
Number of accumulation units outstanding at end of period	338,943	358,355
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	27.79	24.76	19.78	20.39	19.47	13.91	12.06	12.08	9.65	7.76
Value at end of period	25.18	27.79	24.76	19.78	20.39	19.47	13.91	12.06	12.08	9.65
Number of accumulation units outstanding at end of period	31,593	39,010	32,660	11,845	33,618	34,282	31,097	28,380	29,029	27,925
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	22.50	19.44	16.45	17.74	16.60	12.82	10.99	11.14	9.72	7.80
Value at end of period	20.26	22.50	19.44	16.45	17.74	16.60	12.82	10.99	11.14	9.72
Number of accumulation units outstanding at end of period	107,266	131,088	137,624	123,908	114,090	52,913	11,999	19,710	24,169	22,397
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	33.20	26.80	25.36	23.91	21.30	15.69	13.86	14.17	11.16	7.74
Value at end of period	32.28	33.20	26.80	25.36	23.91	21.30	15.69	13.86	14.17	11.16
Number of accumulation units outstanding at end of period	16,992	19,749	22,100	26,700	36,630	47,427	43,936	34,063	43,001	38,417
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	14.76	14.51	14.40	14.35	13.67	14.01	13.64	12.96	12.33	11.68
Value at end of period	14.76	14.76	14.51	14.40	14.35	13.67	14.01	13.64	12.96	12.33
Number of accumulation units outstanding at end of period	10,452	11,378	8,088	4,502	15,571	30,722	30,945	28,893	27,612	24,815
INVESCO AMERICAN FRANCHISE
Value at beginning of period	23.86	18.85	18.57	17.77	16.48	11.85	10.52	11.34	9.73	7.82
Value at end of period	22.85	23.86	18.85	18.57	17.77	16.48	11.85	10.52	11.34	9.73

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	567	543	558	501	48	48	48	48	48	48
INVESCO AMERICAN VALUE
Value at beginning of period	19.64	18.07	15.73	17.40	16.01	12.03	10.35	10.36	8.56	6.19
Value at end of period	17.00	19.64	18.07	15.73	17.40	16.01	12.03	10.35	10.36	8.56
Number of accumulation units outstanding at end of period	6,886	4,778	7,026	22,093	41,385	13,183	24,209	8,513	8,326	2,142
INVESCO COMSTOCK
Value at beginning of period	21.80	18.63	15.92	17.05	15.73	11.71	9.93	10.19	8.88	6.91
Value at end of period	18.99	21.80	18.63	15.92	17.05	15.73	11.71	9.93	10.19	8.88
Number of accumulation units outstanding at end of period	3,953	4,550	17,114	45,345	77,040	14,072	4,477	3,352	2,164	1,442
INVESCO MID CAP GROWTH
Value at beginning of period	23.70	19.48	19.47	19.33	17.99	13.14	11.69	12.28	9.99	7.03
Value at end of period	22.22	23.70	19.48	19.47	19.33	17.99	13.14	11.69	12.28	9.99
Number of accumulation units outstanding at end of period	365	365	1,072	712	347	347	668	2,561	2,585	2,017
INVESCO SMALL CAP GROWTH
Value at beginning of period	30.88	24.83	22.41	22.93	21.40	15.36	13.04	13.27	10.55	7.88
Value at end of period	27.97	30.88	24.83	22.41	22.93	21.40	15.36	13.04	13.27	10.55
Number of accumulation units outstanding at end of period	1,143	2,504	3,714	4,336	7,238	5,220	286	286	286	286
JANUS HENDERSON FORTY
Value at beginning of period	11.27	10.00
Value at end of period	11.36	11.27
Number of accumulation units outstanding at end of period	2,100	2,401
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	19.67	15.59	15.36	15.80	14.80	11.65	9.77	11.39	9.90	7.22
Value at end of period	18.21	19.67	15.59	15.36	15.80	14.80	11.65	9.77	11.39	9.90
Number of accumulation units outstanding at end of period	1,300	1,300	1,300	1,300	265	341	678	920	920	921
JENSEN QUALITY GROWTH
Value at beginning of period	26.95	22.05	19.85	19.70	17.78	13.55	12.01	12.21	11.00	8.59
Value at end of period	27.32	26.95	22.05	19.85	19.70	17.78	13.55	12.01	12.21	11.00

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	680	682	682	931	1,961	3,416	4,369	2,602	2,602	3,252
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	26.50	24.17	20.86	21.57	19.86	14.66	13.42	14.07	11.35	10.00
Value at end of period	23.25	26.50	24.17	20.86	21.57	19.86	14.66	13.42	14.07	11.35
Number of accumulation units outstanding at end of period	9,685	22,417	19,115	15,302	19,962	1,618	953	226	552	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	20.97	18.27	15.86	16.61	15.72	11.50	10.28	10.64	8.62	5.84
Value at end of period	17.43	20.97	18.27	15.86	16.61	15.72	11.50	10.28	10.64	8.62
Number of accumulation units outstanding at end of period	43	248	248	250	289	74	704	761	964	1,100
MFS GROWTH
Value at beginning of period	25.64	19.73	19.38	18.18	16.83	12.40	10.64	10.76	9.57	7.74
Value at end of period	26.12	25.64	19.73	19.38	18.18	16.83	12.40	10.64	10.76	9.57
Number of accumulation units outstanding at end of period	-	47	47	47	47	-	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	21.63	17.17	17.66	17.19	15.01	11.66	10.30	10.52	9.68	6.77
Value at end of period	20.25	21.63	17.17	17.66	17.19	15.01	11.66	10.30	10.52	9.68
Number of accumulation units outstanding at end of period	6,730	15,382	11,702	14,909	11,515	6,520	5,154	8,091	7,088	6,908
OPPENHEIMER GLOBAL
Value at beginning of period	23.81	17.55	17.61	17.02	16.75	13.27	11.04	12.15	10.55	7.61
Value at end of period	20.49	23.81	17.55	17.61	17.02	16.75	13.27	11.04	12.15	10.55
Number of accumulation units outstanding at end of period	31,202	33,008	20,053	18,629	48,539	71,867	53,266	61,042	44,979	31,521
PIMCO TOTAL RETURN
Value at beginning of period	17.31	16.58	16.27	16.27	15.65	16.07	14.66	14.17	13.11	11.60
Value at end of period	17.14	17.31	16.58	16.27	16.27	15.65	16.07	14.66	14.17	13.11
Number of accumulation units outstanding at end of period	27,791	42,200	28,053	34,594	49,579	38,840	29,903	27,063	25,285	29,890
PIONEER EQUITY INCOME VCT
Value at beginning of period	25.74	22.45	18.87	18.91	16.85	13.13	12.00	11.39	9.60	8.47
Value at end of period	23.38	25.74	22.45	18.87	18.91	16.85	13.13	12.00	11.39	9.60

INVESTMENT DIVISION (0.45)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	2,127	1,602	4,532	1,371	11,130	7,586	3,825	4,570	6,448	4,133
PUTNAM HIGH YIELD
Value at beginning of period	17.65	16.67	14.56	15.49	15.30	14.44	12.62	12.31	10.96	7.42
Value at end of period	16.87	17.65	16.67	14.56	15.49	15.30	14.44	12.62	12.31	10.96
Number of accumulation units outstanding at end of period	20,722	17,274	18,912	17,818	22,587	5,618	501	427	59	396
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.59	9.42	9.77	9.62	11.19	9.10	7.50	9.59	8.14	5.23
Value at end of period	10.43	12.59	9.42	9.77	9.62	11.19	9.10	7.50	9.59	8.14
Number of accumulation units outstanding at end of period	38,386	57,445	49,531	63,303	97,374	891	9,774	15,186	5,808	1,375
ROYCE TOTAL RETURN
Value at beginning of period	19.94	17.68	14.16	15.38	15.30	11.62	10.23	10.49	8.56	6.83
Value at end of period	17.32	19.94	17.68	14.16	15.38	15.30	11.62	10.23	10.49	8.56
Number of accumulation units outstanding at end of period	4,332	4,310	9,922	15,311	21,941	12,525	1,073	2,022	1,707	1,282
VICTORY RS SELECT GROWTH
Value at beginning of period	26.49	22.73	21.36	21.54	21.39	15.60	13.21	12.60	9.62	6.56
Value at end of period	24.46	26.49	22.73	21.36	21.54	21.39	15.60	13.21	12.60	9.62
Number of accumulation units outstanding at end of period	88	88	88	254	3,485	5,141	3,741	2,123	1,368	878
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	31.25	22.94	22.84	22.92	21.05	14.17	12.41	12.76	10.04	6.83
Value at end of period	28.32	31.25	22.94	22.84	22.92	21.05	14.17	12.41	12.76	10.04
Number of accumulation units outstanding at end of period	412	412	412	412	44	541	663	663	663	663
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	20.80	18.24	16.78	17.41	18.27	12.69	11.08	11.15	9.03	6.86
Value at end of period	19.33	20.80	18.24	16.78	17.41	18.27	12.69	11.08	11.15	9.03
Number of accumulation units outstanding at end of period	50,325	51,818	52,597	59,664	51,648	25,964	19,805	23,785	24,724	19,399

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER MID CAP GROWTH
Value at beginning of period	16.88	13.06	12.98	10.00
Value at end of period	15.56	16.88	13.06	12.98
Number of accumulation units outstanding at end of period	-	-	-	-
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	16.28	14.42	12.12	10.00
Value at end of period	15.51	16.28	14.42	12.12
Number of accumulation units outstanding at end of period	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	18.68	14.92	13.86	13.25	12.21	10.00
Value at end of period	18.00	18.68	14.92	13.86	13.25	12.21
Number of accumulation units outstanding at end of period	-	-	-	-	-	147
ARTISAN INTERNATIONAL
Value at beginning of period	12.92	9.90	11.00	11.49	11.65	10.00
Value at end of period	11.47	12.92	9.90	11.00	11.49	11.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	192
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	16.25	14.43	12.74	13.53	12.15	10.00
Value at end of period	13.96	16.25	14.43	12.74	13.53	12.15
Number of accumulation units outstanding at end of period	-	-	-	-	-	202
DAVIS NEW YORK VENTURE
Value at beginning of period	17.60	14.51	13.01	10.00
Value at end of period	15.21	17.60	14.51	13.01
Number of accumulation units outstanding at end of period	-	-	-	-
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	15.14	13.10	12.01	10.00
Value at end of period	13.32	15.14	13.10	12.01

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	-	-	-	-
FIDELITY VIP CONTRAFUND
Value at beginning of period	17.57	14.47	13.45	10.00
Value at end of period	16.38	17.57	14.47	13.45
Number of accumulation units outstanding at end of period	-	-	-	-
FIDELITY VIP GROWTH
Value at beginning of period	20.18	14.99	14.93	13.99	12.62	10.00
Value at end of period	20.06	20.18	14.99	14.93	13.99	12.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	1
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.81	10.00
Value at end of period	9.65	10.81
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	16.41	14.33	12.72	13.60	12.67	10.00
Value at end of period	13.99	16.41	14.33	12.72	13.60	12.67
Number of accumulation units outstanding at end of period	-	-	-	-	-	2,569
GREAT-WEST BOND INDEX
Value at beginning of period	10.58	10.30	10.15	10.16	9.65	10.00
Value at end of period	10.49	10.58	10.30	10.15	10.16	9.65
Number of accumulation units outstanding at end of period	-	-	-	-	-	204
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.24	10.00
Value at end of period	9.88	10.24
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	9.85	9.85	9.89	9.93	9.97	10.00

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	9.95	9.85	9.85	9.89	9.93	9.97
Number of accumulation units outstanding at end of period	-	-	-	-	-	3
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	15.91	12.63	12.21	10.00
Value at end of period	13.38	15.91	12.63	12.21
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST LIFETIME 2015
Value at beginning of period	11.50	10.39	10.80	10.00
Value at end of period	10.94	11.50	10.39	10.80
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	11.89	10.46	11.20	10.00
Value at end of period	11.17	11.89	10.46	11.20
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST LIFETIME 2035
Value at beginning of period	12.44	10.55	11.64	10.00
Value at end of period	11.42	12.44	10.55	11.64
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST LIFETIME 2045
Value at beginning of period	12.70	10.59	11.71	10.00
Value at end of period	11.46	12.70	10.59	11.71
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	12.73	10.58	11.62	10.00
Value at end of period	11.44	12.73	10.58	11.62
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	16.88	15.44	12.32	10.00
Value at end of period	14.09	16.88	15.44	12.32
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.49	10.00
Value at end of period	9.79	10.49
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.59	10.00
Value at end of period	9.74	10.59
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.37	10.00
Value at end of period	9.84	10.37
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	11.55	10.91	9.84	10.57	10.26	10.00
Value at end of period	11.15	11.55	10.91	9.84	10.57	10.26
Number of accumulation units outstanding at end of period	-	-	-	-	-	5
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.93	10.00
Value at end of period	10.35	10.93
Number of accumulation units outstanding at end of period	-	-
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	18.36	16.35	13.06	13.45	12.84	10.00
Value at end of period	16.65	18.36	16.35	13.06	13.45	12.84

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	-	-	-	-	-	291
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	15.82	13.67	11.56	10.00
Value at end of period	14.26	15.82	13.67	11.56
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	19.20	15.49	14.65	10.00
Value at end of period	18.68	19.20	15.49	14.65
Number of accumulation units outstanding at end of period	-	-	-	-
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	10.54	10.36	10.27	10.23	9.74	10.00
Value at end of period	10.55	10.54	10.36	10.27	10.23	9.74
Number of accumulation units outstanding at end of period	-	-	-	-	-	337
INVESCO AMERICAN VALUE
Value at beginning of period	14.79	13.60	11.83	13.08	12.03	10.00
Value at end of period	12.80	14.79	13.60	11.83	13.08	12.03
Number of accumulation units outstanding at end of period	-	-	-	-	-	94
INVESCO COMSTOCK
Value at beginning of period	16.61	14.19	12.12	12.97	11.96	10.00
Value at end of period	14.47	16.61	14.19	12.12	12.97	11.96
Number of accumulation units outstanding at end of period	-	-	-	-	-	374
INVESCO SMALL CAP GROWTH
Value at beginning of period	18.34	14.74	13.30	10.00
Value at end of period	16.62	18.34	14.74	13.30
Number of accumulation units outstanding at end of period	-	-	-	-
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	16.20	14.77	12.74	10.00

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	14.23	16.20	14.77	12.74
Number of accumulation units outstanding at end of period	-	-	-	-
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	16.63	14.47	12.56	10.00
Value at end of period	13.82	16.63	14.47	12.56
Number of accumulation units outstanding at end of period	-	-	-	-
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	17.23	13.67	14.05	13.67	11.93	10.00
Value at end of period	16.13	17.23	13.67	14.05	13.67	11.93
Number of accumulation units outstanding at end of period	-	-	-	-	-	39
OPPENHEIMER GLOBAL
Value at beginning of period	16.65	12.27	12.30	11.89	11.69	10.00
Value at end of period	14.34	16.65	12.27	12.30	11.89	11.69
Number of accumulation units outstanding at end of period	-	-	-	-	-	439
PIMCO TOTAL RETURN
Value at beginning of period	10.67	10.21	10.02	10.01	9.62	10.00
Value at end of period	10.57	10.67	10.21	10.02	10.01	9.62
Number of accumulation units outstanding at end of period	-	-	-	-	-	174
PIONEER EQUITY INCOME VCT
Value at beginning of period	17.38	15.15	12.72	10.00
Value at end of period	15.79	17.38	15.15	12.72
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM HIGH YIELD
Value at beginning of period	11.85	11.18	9.76	10.00
Value at end of period	11.33	11.85	11.18	9.76
Number of accumulation units outstanding at end of period	-	-	-	-
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES

INVESTMENT DIVISION (0.40)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	13.09	9.79	10.15	9.99	11.61	10.00
Value at end of period	10.85	13.09	9.79	10.15	9.99	11.61
Number of accumulation units outstanding at end of period	-	-	-	-	-	177
ROYCE TOTAL RETURN
Value at beginning of period	15.77	13.98	11.19	10.00
Value at end of period	13.70	15.77	13.98	11.19
Number of accumulation units outstanding at end of period	-	-	-	-
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	15.38	13.47	12.39	12.85	13.47	10.00
Value at end of period	14.30	15.38	13.47	12.39	12.85	13.47
Number of accumulation units outstanding at end of period	-	-	-	-	-	-

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	22.61	19.63	18.14	17.92	16.42	14.28	13.47	13.50	12.27	9.52
Value at end of period	21.80	22.61	19.63	18.14	17.92	16.42	14.28	13.47	13.50	12.27
Number of accumulation units outstanding at end of period	1,598	1,647	1,764	1,538	2,230	-	2,024	2,094	4,711	9,426
ALGER MID CAP GROWTH
Value at beginning of period	31.54	24.36	24.19	24.63	22.86	16.87	14.56	15.91	13.36	8.83
Value at end of period	29.12	31.54	24.36	24.19	24.63	22.86	16.87	14.56	15.91	13.36
Number of accumulation units outstanding at end of period	251	113	1,070	2,765	5,958	1,851	13,703	23,336	25,014	56,581
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	32.39	28.65	24.04	23.95	21.35	17.92	16.11	15.59	13.80	12.32
Value at end of period	30.89	32.39	28.65	24.04	23.95	21.35	17.92	16.11	15.59	13.80
Number of accumulation units outstanding at end of period	17,049	19,366	38,042	32,776	4,042	20,834	31,056	27,074	55,962	80,498
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	25.42	20.27	18.80	17.94	16.51	12.41	10.35	10.94	9.79	7.32
Value at end of period	24.54	25.42	20.27	18.80	17.94	16.51	12.41	10.35	10.94	9.79

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	9,768	18,421	12,882	18,751	25,635	9,452	24,702	30,720	28,852	47,825
ARTISAN INTERNATIONAL
Value at beginning of period	30.26	23.16	25.70	26.79	27.12	21.72	17.37	18.77	17.77	12.75
Value at end of period	26.91	30.26	23.16	25.70	26.79	27.12	21.72	17.37	18.77	17.77
Number of accumulation units outstanding at end of period	26,246	25,808	17,200	24,070	13,623	9,977	50,500	26,310	57,489	118,106
CLEARBRIDGE VALUE TRUST
Value at beginning of period	20.16	17.65	15.74	16.39	14.46	10.50	9.08	9.41	8.79	6.22
Value at end of period	17.50	20.16	17.65	15.74	16.39	14.46	10.50	9.08	9.41	8.79
Number of accumulation units outstanding at end of period	-	-	956	956	956	-	-	440	2,210	9,270
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	19.48	17.28	15.23	16.14	14.48	10.78	9.29	9.76	7.98	6.06
Value at end of period	16.76	19.48	17.28	15.23	16.14	14.48	10.78	9.29	9.76	7.98
Number of accumulation units outstanding at end of period	2,686	2,408	478	8,343	15,364	7,558	641	76,251	34,279	36,287
DAVIS NEW YORK VENTURE
Value at beginning of period	20.63	16.98	15.20	14.85	14.41	10.77	9.61	10.15	9.11	6.94
Value at end of period	17.84	20.63	16.98	15.20	14.85	14.41	10.77	9.61	10.15	9.11
Number of accumulation units outstanding at end of period	-	-	207	-	-	-	6,213	14,469	23,381	52,260
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	24.10	20.82	19.06	20.21	18.77	14.45	13.18	13.94	12.42	10.91
Value at end of period	21.23	24.10	20.82	19.06	20.21	18.77	14.45	13.18	13.94	12.42
Number of accumulation units outstanding at end of period	2,792	2,628	2,603	2,560	2,208	4,432	9,865	10,110	17,047	31,035
FIDELITY VIP CONTRAFUND
Value at beginning of period	40.25	33.10	30.73	30.60	27.40	20.92	18.02	18.53	15.85	11.71
Value at end of period	37.58	40.25	33.10	30.73	30.60	27.40	20.92	18.02	18.53	15.85
Number of accumulation units outstanding at end of period	24,254	22,876	24,420	25,716	13,719	9,871	40,814	43,780	66,157	112,757
FIDELITY VIP GROWTH
Value at beginning of period	35.01	25.97	25.83	24.16	21.76	16.00	13.99	14.00	11.30	8.83
Value at end of period	34.86	35.01	25.97	25.83	24.16	21.76	16.00	13.99	14.00	11.30

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	19,159	18,780	32,889	35,195	51,248	7,687	32,874	46,327	81,944	199,121
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.82	10.00
Value at end of period	9.67	10.82
Number of accumulation units outstanding at end of period	112,565	112,072
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	35.58	31.01	27.50	29.36	27.30	18.55	15.47	16.65	13.96	8.57
Value at end of period	30.38	35.58	31.01	27.50	29.36	27.30	18.55	15.47	16.65	13.96
Number of accumulation units outstanding at end of period	13,496	22,348	33,492	38,767	23,456	11,030	21,709	43,607	67,955	206,946
GREAT-WEST BOND INDEX
Value at beginning of period	16.24	15.80	15.53	15.54	14.73	15.14	14.61	13.66	12.86	12.15
Value at end of period	16.13	16.24	15.80	15.53	15.54	14.73	15.14	14.61	13.66	12.86
Number of accumulation units outstanding at end of period	98,650	70,242	34,122	66,148	60,891	60,140	85,752	111,206	104,214	203,003
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.25	10.00
Value at end of period	9.90	10.25
Number of accumulation units outstanding at end of period	8,439	8,439
GREAT-WEST GOVERNMENT MONEY MARKET
Value at beginning of period	11.25	11.23	11.26	11.28	11.31	11.34	11.37	11.40	11.43	11.45
Value at end of period	11.37	11.25	11.23	11.26	11.28	11.31	11.34	11.37	11.40	11.43
Number of accumulation units outstanding at end of period	8,486	9,582	17,007	7,108	21,655	267	44,619	117,639	67,578	331,348
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	32.72	25.94	25.03	23.57	23.40	18.33	15.68	16.02	14.70	11.18
Value at end of period	27.55	32.72	25.94	25.03	23.57	23.40	18.33	15.68	16.02	14.70
Number of accumulation units outstanding at end of period	28,035	26,511	45,772	43,212	8,212	6,583	9,382	21,497	49,879	90,733
GREAT-WEST LIFETIME 2015

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	20.66	18.63	16.56	16.80	15.88	14.61	13.09	12.93	11.62	10.00
Value at end of period	19.69	20.66	18.63	16.56	16.80	15.88	14.61	13.09	12.93	11.62
Number of accumulation units outstanding at end of period	11,345	10,792	12,395	11,245	593	537	742	1,560	2,095	-
GREAT-WEST LIFETIME 2025
Value at beginning of period	23.50	20.64	18.02	18.33	17.30	15.14	13.32	13.49	11.94	10.00
Value at end of period	22.09	23.50	20.64	18.02	18.33	17.30	15.14	13.32	13.49	11.94
Number of accumulation units outstanding at end of period	8,627	8,625	9,546	8,522	5,791	307	1,971	1,345	14,524	133
GREAT-WEST LIFETIME 2035
Value at beginning of period	25.88	21.92	19.47	19.85	18.72	15.54	13.45	13.93	12.18	10.00
Value at end of period	23.78	25.88	21.92	19.47	19.85	18.72	15.54	13.45	13.93	12.18
Number of accumulation units outstanding at end of period	19,160	18,317	16,150	5,695	3,290	285	5,070	112	4,113	3,715
GREAT-WEST LIFETIME 2045
Value at beginning of period	26.20	21.81	19.72	20.16	19.09	15.62	13.45	14.06	12.25	10.00
Value at end of period	23.68	26.20	21.81	19.72	20.16	19.09	15.62	13.45	14.06	12.25
Number of accumulation units outstanding at end of period	25,358	22,183	23,987	6,621	3,794	619	3,606	2,815	741	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	25.93	21.51	19.53	20.00	19.06	15.61	13.42	14.09	12.29	10.00
Value at end of period	23.34	25.93	21.51	19.53	20.00	19.06	15.61	13.42	14.09	12.29
Number of accumulation units outstanding at end of period	13,003	11,155	15,331	3,836	4,054	7	201	2,378	92	-
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	41.64	38.04	30.31	31.47	30.09	22.37	19.34	19.79	16.00	12.55
Value at end of period	34.81	41.64	38.04	30.31	31.47	30.09	22.37	19.34	19.79	16.00
Number of accumulation units outstanding at end of period	2,059	3,272	3,445	3,528	1,437	2,091	11,485	19,968	26,562	63,163
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.50	10.00
Value at end of period	9.81	10.50
Number of accumulation units outstanding at end of period	111,870	115,089

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.60	10.00
Value at end of period	9.77	10.60
Number of accumulation units outstanding at end of period	152,790	181,873
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.38	10.00
Value at end of period	9.86	10.38
Number of accumulation units outstanding at end of period	17,133	18,669
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	26.56	25.05	22.55	24.19	23.44	21.75	18.79	18.04	16.04	11.61
Value at end of period	25.67	26.56	25.05	22.55	24.19	23.44	21.75	18.79	18.04	16.04
Number of accumulation units outstanding at end of period	9,910	15,422	19,674	13,103	11,487	8,080	14,418	19,310	42,541	101,170
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.93	10.00
Value at end of period	10.37	10.93
Number of accumulation units outstanding at end of period	134,870	106,359
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	44.61	39.67	31.63	32.53	31.00	22.11	19.14	19.12	15.25	12.23
Value at end of period	40.50	44.61	39.67	31.63	32.53	31.00	22.11	19.14	19.12	15.25
Number of accumulation units outstanding at end of period	6,515	10,485	13,179	13,140	11,316	4,688	31,054	23,261	36,535	92,686
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	30.35	26.18	22.10	23.80	22.22	17.13	14.65	14.82	12.91	10.34
Value at end of period	27.40	30.35	26.18	22.10	23.80	22.22	17.13	14.65	14.82	12.91
Number of accumulation units outstanding at end of period	15,928	22,477	13,455	12,892	14,848	11,559	41,287	50,435	87,524	207,541
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	50.09	40.35	38.10	35.86	31.87	23.43	20.66	21.07	16.56	11.46

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	48.80	50.09	40.35	38.10	35.86	31.87	23.43	20.66	21.07	16.56
Number of accumulation units outstanding at end of period	18,061	20,728	27,282	24,336	13,120	11,470	38,363	38,779	75,769	106,291
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	15.97	15.67	15.52	15.43	14.67	15.01	14.58	13.83	13.13	12.42
Value at end of period	16.01	15.97	15.67	15.52	15.43	14.67	15.01	14.58	13.83	13.13
Number of accumulation units outstanding at end of period	15,741	22,195	35,567	16,999	14,047	1,714	59,186	19,807	63,881	193,514
INVESCO AMERICAN FRANCHISE
Value at beginning of period	27.73	21.87	21.49	20.53	19.00	13.63	12.08	13.00	11.13	8.93
Value at end of period	26.61	27.73	21.87	21.49	20.53	19.00	13.63	12.08	13.00	11.13
Number of accumulation units outstanding at end of period	273	169	204	128	292	-	1,067	1,297	1,433	2,640
INVESCO AMERICAN VALUE
Value at beginning of period	20.02	18.39	15.97	17.63	16.19	12.14	10.43	10.42	8.59	6.20
Value at end of period	17.37	20.02	18.39	15.97	17.63	16.19	12.14	10.43	10.42	8.59
Number of accumulation units outstanding at end of period	19,037	9,448	8,751	10,716	8,829	17,485	95,344	34,725	65,359	17,467
INVESCO COMSTOCK
Value at beginning of period	22.30	19.02	16.22	17.33	15.96	11.86	10.03	10.28	8.94	6.94
Value at end of period	19.46	22.30	19.02	16.22	17.33	15.96	11.86	10.03	10.28	8.94
Number of accumulation units outstanding at end of period	4,719	4,887	8,031	12,768	16,540	8,052	13,282	17,807	17,445	52,649
INVESCO MID CAP GROWTH
Value at beginning of period	34.03	27.92	27.86	27.59	25.63	18.68	16.59	17.39	14.12	9.91
Value at end of period	31.98	34.03	27.92	27.86	27.59	25.63	18.68	16.59	17.39	14.12
Number of accumulation units outstanding at end of period	-	-	-	-	38	-	2,094	2,708	5,733	10,566
INVESCO SMALL CAP GROWTH
Value at beginning of period	42.61	34.20	30.80	31.46	29.29	20.99	17.78	18.05	14.33	10.68
Value at end of period	38.67	42.61	34.20	30.80	31.46	29.29	20.99	17.78	18.05	14.33
Number of accumulation units outstanding at end of period	5,943	5,763	7,337	4,871	104	-	-	372	879	2,907
JANUS HENDERSON FORTY
Value at beginning of period	11.28	10.00

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	11.40	11.28
Number of accumulation units outstanding at end of period	229	159
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	24.84	19.64	19.32	19.83	18.53	14.57	12.19	14.18	12.30	8.95
Value at end of period	23.05	24.84	19.64	19.32	19.83	18.53	14.57	12.19	14.18	12.30
Number of accumulation units outstanding at end of period	652	519	421	299	417	-	1,436	1,918	4,191	7,907
JENSEN QUALITY GROWTH
Value at beginning of period	29.04	23.71	21.29	21.10	19.00	14.45	12.79	12.97	11.66	9.09
Value at end of period	29.49	29.04	23.71	21.29	21.10	19.00	14.45	12.79	12.97	11.66
Number of accumulation units outstanding at end of period	658	550	529	1,572	1,200	-	5,614	6,099	9,479	11,807
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	26.95	24.53	21.13	21.81	20.04	14.76	13.48	14.11	11.36	10.00
Value at end of period	23.70	26.95	24.53	21.13	21.81	20.04	14.76	13.48	14.11	11.36
Number of accumulation units outstanding at end of period	15,674	13,552	8,239	3,898	1,645	44	1,022	3,075	3,775	5,103
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	21.46	18.65	16.16	16.89	15.96	11.65	10.39	10.74	8.68	5.87
Value at end of period	17.86	21.46	18.65	16.16	16.89	15.96	11.65	10.39	10.74	8.68
Number of accumulation units outstanding at end of period	196	155	120	78	13	-	219	232	264	557
MFS GROWTH
Value at beginning of period	30.43	23.36	22.92	21.45	19.81	14.57	12.48	12.59	11.17	9.03
Value at end of period	31.06	30.43	23.36	22.92	21.45	19.81	14.57	12.48	12.59	11.17
Number of accumulation units outstanding at end of period	825	1,232	1,307	833	797	1,285	2,973	-	14	14
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	26.78	21.22	21.78	21.15	18.43	14.30	12.61	12.84	11.79	8.23
Value at end of period	25.12	26.78	21.22	21.78	21.15	18.43	14.30	12.61	12.84	11.79
Number of accumulation units outstanding at end of period	95	495	601	739	2,750	3,484	2,722	9,130	17,317	19,732
OPPENHEIMER GLOBAL
Value at beginning of period	31.78	23.39	23.41	22.59	22.19	17.54	14.57	15.99	13.86	9.98

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	27.41	31.78	23.39	23.41	22.59	22.19	17.54	14.57	15.99	13.86
Number of accumulation units outstanding at end of period	32,142	35,123	28,737	30,390	24,900	23,637	81,110	142,288	151,388	161,103
PIMCO TOTAL RETURN
Value at beginning of period	18.95	18.12	17.74	17.70	17.00	17.42	15.86	15.30	14.13	12.48
Value at end of period	18.81	18.95	18.12	17.74	17.70	17.00	17.42	15.86	15.30	14.13
Number of accumulation units outstanding at end of period	8,407	21,138	34,871	60,395	26,935	25,379	56,423	53,414	120,852	183,414
PIONEER EQUITY INCOME VCT
Value at beginning of period	35.47	30.87	25.89	25.90	23.03	17.92	16.33	15.48	13.02	11.46
Value at end of period	32.28	35.47	30.87	25.89	25.90	23.03	17.92	16.33	15.48	13.02
Number of accumulation units outstanding at end of period	8,496	4,728	26,568	20,595	1,271	269	2,978	2,481	27,863	7,216
PUTNAM HIGH YIELD
Value at beginning of period	17.99	16.95	14.78	15.70	15.47	14.57	12.71	12.38	10.99	7.43
Value at end of period	17.23	17.99	16.95	14.78	15.70	15.47	14.57	12.71	12.38	10.99
Number of accumulation units outstanding at end of period	12,968	11,068	12,000	16,918	11,556	4,578	7,250	4,206	3,249	12,038
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	12.83	9.59	9.92	9.75	11.32	9.19	7.56	9.64	8.16	5.24
Value at end of period	10.66	12.83	9.59	9.92	9.75	11.32	9.19	7.56	9.64	8.16
Number of accumulation units outstanding at end of period	1,260	2,074	2,175	2,393	13,112	10,560	73,817	77,174	26,516	9,182
ROYCE TOTAL RETURN
Value at beginning of period	20.32	17.98	14.37	15.59	15.47	11.73	10.31	10.54	8.59	6.84
Value at end of period	17.69	20.32	17.98	14.37	15.59	15.47	11.73	10.31	10.54	8.59
Number of accumulation units outstanding at end of period	1,255	680	813	672	3,638	5,075	5,959	24,597	74,690	19,157
VICTORY RS SELECT GROWTH
Value at beginning of period	31.13	26.65	25.00	25.16	24.93	18.14	15.33	14.60	11.13	7.57
Value at end of period	28.80	31.13	26.65	25.00	25.16	24.93	18.14	15.33	14.60	11.13
Number of accumulation units outstanding at end of period	2,084	3,087	3,445	3,403	716	380	1,853	1,435	1,947	2,291
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	44.03	32.25	32.05	32.10	29.42	19.77	17.27	17.73	13.92	9.45
Value at end of period	39.98	44.03	32.25	32.05	32.10	29.42	19.77	17.27	17.73	13.92

INVESTMENT DIVISION (0.25)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	3,929	4,072	4,202	4,616	96	-	1,583	1,681	2,531	3,682
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	24.62	21.54	19.78	20.48	21.44	14.86	12.96	13.01	10.52	7.97
Value at end of period	22.92	24.62	21.54	19.78	20.48	21.44	14.86	12.96	13.01	10.52
Number of accumulation units outstanding at end of period	2,118	2,214	2,312	4,949	8,547	5,571	18,933	22,397	37,134	69,900

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
ALGER BALANCED
Value at beginning of period	25.10	21.74	20.04	19.75	18.05	15.65	14.74	14.73	13.35	10.33
Value at end of period	24.27	25.10	21.74	20.04	19.75	18.05	15.65	14.74	14.73	13.35
Number of accumulation units outstanding at end of period	7,766	26,947	31,103	26,898	28,095	15,118	18,209	23,328	21,807	22,017
ALGER MID CAP GROWTH
Value at beginning of period	35.59	27.42	27.16	27.59	25.54	18.80	16.18	17.64	14.78	9.74
Value at end of period	32.94	35.59	27.42	27.16	27.59	25.54	18.80	16.18	17.64	14.78
Number of accumulation units outstanding at end of period	69,680	76,982	89,556	117,534	126,293	154,168	154,786	154,992	150,784	207,526
AMERICAN CENTURY INVESTMENTS EQUITY INCOME
Value at beginning of period	47.13	41.58	34.80	34.59	30.76	25.75	23.09	22.29	19.68	17.53
Value at end of period	45.06	47.13	41.58	34.80	34.59	30.76	25.75	23.09	22.29	19.68
Number of accumulation units outstanding at end of period	44,516	57,797	62,741	125,874	106,479	127,277	169,533	189,794	153,478	121,417
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH
Value at beginning of period	38.08	31.57	27.80	29.46	26.19	19.29	16.85	16.35	14.33	12.16
Value at end of period	35.47	38.08	31.57	27.80	29.46	26.19	19.29	16.85	16.35	14.33
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
AMERICAN FUNDS GROWTH FUND OF AMERICA
Value at beginning of period	26.16	20.81	19.25	18.32	16.82	12.61	10.49	11.06	9.88	7.36
Value at end of period	25.31	26.16	20.81	19.25	18.32	16.82	12.61	10.49	11.06	9.88

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Number of accumulation units outstanding at end of period	99,025	113,788	160,493	158,529	262,041	236,113	172,093	190,788	212,991	142,398
ARTISAN INTERNATIONAL
Value at beginning of period	19.95	15.23	16.86	17.53	17.70	14.14	11.28	12.16	11.48	8.22
Value at end of period	17.78	19.95	15.23	16.86	17.53	17.70	14.14	11.28	12.16	11.48
Number of accumulation units outstanding at end of period	184,260	205,361	236,969	363,532	532,098	524,152	800,931	535,350	468,426	485,934
CLEARBRIDGE VALUE TRUST
Value at beginning of period	21.98	19.20	17.08	17.74	15.61	11.30	9.75	10.08	9.39	6.63
Value at end of period	19.12	21.98	19.20	17.08	17.74	15.61	11.30	9.75	10.08	9.39
Number of accumulation units outstanding at end of period	6,837	7,216	7,340	12,197	13,224	19,038	27,606	31,556	39,831	41,610
COLUMBIA SELECT MID CAP VALUE
Value at beginning of period	19.95	17.65	15.52	16.41	14.69	10.90	9.37	9.82	8.01	6.07
Value at end of period	17.21	19.95	17.65	15.52	16.41	14.69	10.90	9.37	9.82	8.01
Number of accumulation units outstanding at end of period	90,010	84,306	183,203	204,789	391,557	99,966	63,759	440,669	170,175	127,529
COLUMBIA VARIABLE PORTFOLIO-ASSET ALLOCATION
Value at beginning of period	32.05	27.71	26.30	26.03	23.65	20.01	17.71	17.85	15.77	12.70
Value at end of period	30.60	32.05	27.71	26.30	26.03	23.65	20.01	17.71	17.85	15.77
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	1	1
DAVIS NEW YORK VENTURE
Value at beginning of period	21.83	17.92	16.01	15.60	14.68	10.94	9.74	10.26	9.18	6.98
Value at end of period	18.93	21.83	17.92	16.01	15.60	14.68	10.94	9.74	10.26	9.18
Number of accumulation units outstanding at end of period	52,805	56,013	98,078	98,164	95,652	112,322	142,690	175,600	187,959	203,149
FEDERATED EQUITY INCOME FUND, INC
Value at beginning of period	22.81	19.65	17.95	18.98	17.58	13.51	12.29	12.97	11.52	10.09
Value at end of period	20.14	22.81	19.65	17.95	18.98	17.58	13.51	12.29	12.97	11.52
Number of accumulation units outstanding at end of period	24,667	27,582	28,883	44,146	81,092	180,137	78,533	92,802	120,279	111,412
FIDELITY VIP CONTRAFUND
Value at beginning of period	49.78	40.84	37.82	37.56	33.56	25.56	21.96	22.52	19.22	14.16

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	46.60	49.78	40.84	37.82	37.56	33.56	25.56	21.96	22.52	19.22
Number of accumulation units outstanding at end of period	214,625	231,535	290,286	368,333	381,439	416,080	457,790	484,539	453,528	404,861
FIDELITY VIP GROWTH
Value at beginning of period	36.22	26.80	26.59	24.81	22.29	16.35	14.26	14.23	11.46	8.93
Value at end of period	36.16	36.22	26.80	26.59	24.81	22.29	16.35	14.26	14.23	11.46
Number of accumulation units outstanding at end of period	194,904	237,993	249,456	354,610	425,727	472,459	580,391	605,656	597,525	552,092
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period	43.66	35.93	34.44	35.13	32.67	23.57	21.28	22.38	17.42	12.17
Value at end of period	41.65	43.66	35.93	34.44	35.13	32.67	23.57	21.28	22.38	17.42
Number of accumulation units outstanding at end of period	-	-	-	-	-	-	-	-	-	-
GREAT-WEST AGGRESSIVE PROFILE
Value at beginning of period	10.83	10.00
Value at end of period	9.70	10.83
Number of accumulation units outstanding at end of period	1,702,298	6,901,578
GREAT-WEST ARIEL MID CAP VALUE
Value at beginning of period	63.23	54.98	48.63	51.79	48.04	32.56	27.08	29.08	24.33	14.89
Value at end of period	54.12	63.23	54.98	48.63	51.79	48.04	32.56	27.08	29.08	24.33
Number of accumulation units outstanding at end of period	92,240	116,875	151,939	249,826	234,116	303,813	238,143	285,556	259,320	255,431
GREAT-WEST BOND INDEX
Value at beginning of period	23.05	22.37	21.94	21.89	20.70	21.23	20.43	19.06	17.90	16.86
Value at end of period	22.96	23.05	22.37	21.94	21.89	20.70	21.23	20.43	19.06	17.90
Number of accumulation units outstanding at end of period	379,765	324,006	293,270	313,216	433,085	465,642	588,028	486,855	374,426	389,215
GREAT-WEST CONSERVATIVE PROFILE
Value at beginning of period	10.26	10.00
Value at end of period	9.94	10.26
Number of accumulation units outstanding at end of period	1,544,445	2,875,492
GREAT-WEST GOVERNMENT MONEY MARKET

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	14.07	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02
Value at end of period	14.27	14.07	14.02	14.02	14.02	14.02	14.02	14.02	14.02	14.02
Number of accumulation units outstanding at end of period	576,782	619,629	763,546	805,675	885,579	812,661	888,871	950,011	965,594	747,833
GREAT-WEST INTERNATIONAL VALUE
Value at beginning of period	31.77	25.12	24.18	22.71	22.49	17.57	14.99	15.28	13.99	10.61
Value at end of period	26.82	31.77	25.12	24.18	22.71	22.49	17.57	14.99	15.28	13.99
Number of accumulation units outstanding at end of period	256,507	248,446	339,224	474,270	274,057	357,848	313,022	309,781	256,851	247,218
GREAT-WEST LIFETIME 2015
Value at beginning of period	21.11	18.99	16.84	17.04	16.07	14.74	13.17	12.98	11.63	10.00
Value at end of period	20.18	21.11	18.99	16.84	17.04	16.07	14.74	13.17	12.98	11.63
Number of accumulation units outstanding at end of period	58,719	74,913	73,088	87,393	101,603	228,636	234,145	281,767	218,699	1,460
GREAT-WEST LIFETIME 2025
Value at beginning of period	24.01	21.04	18.33	18.59	17.50	15.28	13.41	13.55	11.96	10.00
Value at end of period	22.63	24.01	21.04	18.33	18.59	17.50	15.28	13.41	13.55	11.96
Number of accumulation units outstanding at end of period	81,382	77,190	73,502	84,917	92,664	100,508	125,283	143,567	80,072	20,446
GREAT-WEST LIFETIME 2035
Value at beginning of period	26.44	22.34	19.80	20.13	18.93	15.68	13.54	13.98	12.20	10.00
Value at end of period	24.36	26.44	22.34	19.80	20.13	18.93	15.68	13.54	13.98	12.20
Number of accumulation units outstanding at end of period	99,013	107,830	97,703	90,978	101,765	247,569	286,509	255,899	224,236	25
GREAT-WEST LIFETIME 2045
Value at beginning of period	26.77	22.23	20.05	20.45	19.31	15.76	13.54	14.11	12.27	10.00
Value at end of period	24.26	26.77	22.23	20.05	20.45	19.31	15.76	13.54	14.11	12.27
Number of accumulation units outstanding at end of period	34,625	29,917	28,895	46,216	54,346	265,603	276,323	251,767	235,999	-
GREAT-WEST LIFETIME 2055
Value at beginning of period	26.49	21.93	19.85	20.29	19.28	15.75	13.51	14.15	12.31	10.00
Value at end of period	23.91	26.49	21.93	19.85	20.29	19.28	15.75	13.51	14.15	12.31
Number of accumulation units outstanding at end of period	26,575	26,912	24,405	27,452	36,986	105,919	87,020	74,983	69,053	-

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE
Value at beginning of period	55.88	50.93	40.47	41.93	39.98	29.64	25.57	26.10	21.05	16.47
Value at end of period	46.83	55.88	50.93	40.47	41.93	39.98	29.64	25.57	26.10	21.05
Number of accumulation units outstanding at end of period	37,078	37,883	45,836	60,940	62,762	85,972	96,491	132,327	119,820	88,847
GREAT-WEST MODERATE PROFILE
Value at beginning of period	10.51	10.00
Value at end of period	9.85	10.51
Number of accumulation units outstanding at end of period	2,257,727	10,442,771
GREAT-WEST MODERATELY AGGRESSIVE PROFILE
Value at beginning of period	10.61	10.00
Value at end of period	9.80	10.61
Number of accumulation units outstanding at end of period	2,255,876	11,584,032
GREAT-WEST MODERATELY CONSERVATIVE PROFILE
Value at beginning of period	10.39	10.00
Value at end of period	9.90	10.39
Number of accumulation units outstanding at end of period	444,585	3,001,316
GREAT-WEST MULTI-SECTOR BOND
Value at beginning of period	42.31	39.82	35.75	38.25	36.98	34.22	29.49	28.24	25.05	18.09
Value at end of period	41.00	42.31	39.82	35.75	38.25	36.98	34.22	29.49	28.24	25.05
Number of accumulation units outstanding at end of period	66,991	689,185	733,079	761,359	778,261	808,271	838,452	773,554	985,189	2,083,927
GREAT-WEST S&P 500® INDEX
Value at beginning of period	10.95	10.00
Value at end of period	10.41	10.95
Number of accumulation units outstanding at end of period	1,849,539	2,140,356
GREAT-WEST S&P SMALLCAP 600® INDEX
Value at beginning of period	54.96	48.75	38.77	39.78	37.81	26.90	23.22	23.14	18.41	14.73

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at end of period	50.02	54.96	48.75	38.77	39.78	37.81	26.90	23.22	23.14	18.41
Number of accumulation units outstanding at end of period	96,520	99,723	104,271	123,408	123,695	113,687	296,162	271,030	268,224	229,236
GREAT-WEST T. ROWE PRICE EQUITY INCOME
Value at beginning of period	37.19	32.00	26.95	28.94	26.95	20.73	17.69	17.85	15.51	12.39
Value at end of period	33.65	37.19	32.00	26.95	28.94	26.95	20.73	17.69	17.85	15.51
Number of accumulation units outstanding at end of period	155,674	165,195	180,990	265,035	286,302	376,906	434,846	479,304	503,254	406,387
GREAT-WEST T. ROWE PRICE MID CAP GROWTH
Value at beginning of period	78.25	62.89	59.23	55.60	49.30	36.16	31.80	32.35	25.36	17.51
Value at end of period	76.43	78.25	62.89	59.23	55.60	49.30	36.16	31.80	32.35	25.36
Number of accumulation units outstanding at end of period	106,467	828,500	857,587	916,978	896,086	925,996	925,208	943,850	1,137,581	2,660,398
GREAT-WEST U.S. GOVERNMENT SECURITIES
Value at beginning of period	23.06	22.56	22.28	22.11	20.97	21.40	20.73	19.61	18.58	17.52
Value at end of period	23.16	23.06	22.56	22.28	22.11	20.97	21.40	20.73	19.61	18.58
Number of accumulation units outstanding at end of period	210,862	201,704	223,351	243,551	328,004	388,197	485,530	415,229	478,764	360,533
INVESCO AMERICAN FRANCHISE
Value at beginning of period	15.99	12.58	12.34	11.76	10.85	7.77	6.86	7.37	6.29	5.04
Value at end of period	15.39	15.99	12.58	12.34	11.76	10.85	7.77	6.86	7.37	6.29
Number of accumulation units outstanding at end of period	13,579	10,504	12,371	16,616	17,673	13,497	14,072	29,522	15,120	12,895
INVESCO AMERICAN VALUE
Value at beginning of period	20.51	18.79	16.27	17.92	16.42	12.28	10.52	10.48	8.63	6.21
Value at end of period	17.83	20.51	18.79	16.27	17.92	16.42	12.28	10.52	10.48	8.63
Number of accumulation units outstanding at end of period	18,267	13,514	21,734	140,307	122,235	137,144	575,438	182,982	258,010	77,005
INVESCO COMSTOCK
Value at beginning of period	22.94	19.52	16.61	17.70	16.26	12.05	10.17	10.39	9.01	6.98
Value at end of period	20.07	22.94	19.52	16.61	17.70	16.26	12.05	10.17	10.39	9.01
Number of accumulation units outstanding at end of period	38,009	43,597	78,909	143,897	201,066	131,859	72,708	85,581	65,285	40,417
INVESCO MID CAP GROWTH

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	15.90	13.01	12.95	12.79	11.85	8.62	7.63	7.98	6.47	4.53
Value at end of period	14.98	15.90	13.01	12.95	12.79	11.85	8.62	7.63	7.98	6.47
Number of accumulation units outstanding at end of period	5,798	5,706	6,261	10,133	14,789	33,155	23,122	23,900	15,825	19,630
INVESCO SMALL CAP GROWTH
Value at beginning of period	38.29	30.66	27.54	28.06	26.06	18.63	15.74	15.94	12.62	9.38
Value at end of period	34.84	38.29	30.66	27.54	28.06	26.06	18.63	15.74	15.94	12.62
Number of accumulation units outstanding at end of period	14,408	12,560	15,833	17,707	16,939	18,796	17,391	18,340	13,043	3,116
JANUS HENDERSON FORTY
Value at beginning of period	11.30	10.00
Value at end of period	11.45	11.30
Number of accumulation units outstanding at end of period	46,950	43,992
JANUS HENDERSON GLOBAL RESEARCH
Value at beginning of period	12.75	10.06	9.87	10.10	9.42	7.39	6.16	7.15	6.19	4.49
Value at end of period	11.86	12.75	10.06	9.87	10.10	9.42	7.39	6.16	7.15	6.19
Number of accumulation units outstanding at end of period	8,691	8,505	9,936	10,915	12,275	16,259	16,181	24,134	20,277	22,102
JANUS HENDERSON RESEARCH
Value at beginning of period	11.35	10.00
Value at end of period	11.02	11.35
Number of accumulation units outstanding at end of period	2	2
JANUS HENDERSON VIT GLOBAL RESEARCH
Value at beginning of period	31.03	24.43	23.93	24.49	22.79	17.74	14.77	17.13	14.83	10.74
Value at end of period	28.90	31.03	24.43	23.93	24.49	22.79	17.74	14.77	17.13	14.83
Number of accumulation units outstanding at end of period	1	1	1	1	1	1	1	1	1	1
JENSEN QUALITY GROWTH
Value at beginning of period	29.64	24.14	21.63	21.38	19.20	14.57	12.86	13.01	11.67	9.07
Value at end of period	30.18	29.64	24.14	21.63	21.38	19.20	14.57	12.86	13.01	11.67
Number of accumulation units outstanding at end of period	8,002	8,236	8,740	10,253	11,829	17,432	17,405	18,751	17,007	23,062

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
LORD ABBETT VALUE OPPORTUNITIES
Value at beginning of period	27.52	24.99	21.47	22.10	20.26	14.88	13.56	14.16	11.37	10.00
Value at end of period	24.26	27.52	24.99	21.47	22.10	20.26	14.88	13.56	14.16	11.37
Number of accumulation units outstanding at end of period	10,084	27,474	25,375	25,025	18,720	20,480	19,026	24,502	22,002	9,607
MAINSTAY EPOCH U.S. SMALL CAP
Value at beginning of period	22.07	19.14	16.54	17.25	16.26	11.83	10.53	10.86	8.75	5.90
Value at end of period	18.42	22.07	19.14	16.54	17.25	16.26	11.83	10.53	10.86	8.75
Number of accumulation units outstanding at end of period	3	3	3	13	154	315	1,192	4,814	6,098	7,902
MFS GROWTH
Value at beginning of period	29.23	22.39	21.90	20.45	18.84	13.83	11.81	11.89	10.52	8.48
Value at end of period	29.91	29.23	22.39	21.90	20.45	18.84	13.83	11.81	11.89	10.52
Number of accumulation units outstanding at end of period	757	757	2,956	2,969	5,901	5,901	5,911	5,911	5,984	5,925
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period	25.16	19.88	20.36	19.72	17.14	13.26	11.67	11.85	10.86	7.56
Value at end of period	23.66	25.16	19.88	20.36	19.72	17.14	13.26	11.67	11.85	10.86
Number of accumulation units outstanding at end of period	13,305	27,424	21,483	30,549	33,872	36,575	40,360	46,833	36,402	53,130
OPPENHEIMER GLOBAL
Value at beginning of period	32.87	24.13	24.09	23.19	22.72	17.92	14.84	16.25	14.05	10.09
Value at end of period	28.41	32.87	24.13	24.09	23.19	22.72	17.92	14.84	16.25	14.05
Number of accumulation units outstanding at end of period	114,732	124,651	127,689	187,904	240,900	399,053	453,099	540,675	377,915	210,831
PIMCO TOTAL RETURN
Value at beginning of period	22.31	21.27	20.78	20.68	19.81	20.25	18.39	17.70	16.30	14.36
Value at end of period	22.19	22.31	21.27	20.78	20.68	19.81	20.25	18.39	17.70	16.30
Number of accumulation units outstanding at end of period	114,338	140,081	498,573	641,492	708,520	733,274	490,958	475,113	426,702	294,741
PIONEER EQUITY INCOME VCT
Value at beginning of period	35.30	30.65	25.64	25.58	22.69	17.61	16.01	15.14	12.70	11.15
Value at end of period	32.20	35.30	30.65	25.64	25.58	22.69	17.61	16.01	15.14	12.70
Number of accumulation units outstanding at end of period	11,804	16,526	34,778	31,885	26,819	20,256	20,447	29,859	49,789	12,985
PUTNAM HIGH YIELD

INVESTMENT DIVISION (0.00)	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Value at beginning of period	18.43	17.32	15.06	15.96	15.69	14.74	12.83	12.46	11.04	7.44
Value at end of period	17.70	18.43	17.32	15.06	15.96	15.69	14.74	12.83	12.46	11.04
Number of accumulation units outstanding at end of period	62,990	55,317	127,575	114,871	130,914	67,376	68,473	42,038	43,624	27,922
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES
Value at beginning of period	13.14	9.79	10.11	9.91	11.47	9.29	7.62	9.70	8.20	5.24
Value at end of period	10.94	13.14	9.79	10.11	9.91	11.47	9.29	7.62	9.70	8.20
Number of accumulation units outstanding at end of period	23,076	69,049	124,393	68,093	161,995	218,674	276,517	289,898	138,526	64,068
ROYCE TOTAL RETURN
Value at beginning of period	20.82	18.37	14.65	15.84	15.69	11.87	10.40	10.61	8.62	6.85
Value at end of period	18.16	20.82	18.37	14.65	15.84	15.69	11.87	10.40	10.61	8.62
Number of accumulation units outstanding at end of period	18,874	15,867	81,640	50,882	52,245	187,291	168,454	182,441	278,465	56,926
VICTORY RS SELECT GROWTH
Value at beginning of period	32.19	27.49	25.73	25.83	25.53	18.53	15.62	14.84	11.28	7.65
Value at end of period	29.86	32.19	27.49	25.73	25.83	25.53	18.53	15.62	14.84	11.28
Number of accumulation units outstanding at end of period	730	749	749	1,213	1,370	1,913	3,868	2,977	2,648	2,319
VICTORY RS SMALL CAP GROWTH
Value at beginning of period	18.14	13.25	13.14	13.13	12.00	8.04	7.01	7.18	5.62	3.81
Value at end of period	16.51	18.14	13.25	13.14	13.13	12.00	8.04	7.01	7.18	5.62
Number of accumulation units outstanding at end of period	6,629	6,506	6,550	11,008	10,999	15,583	15,719	17,926	16,307	16,419
VIRTUS SILVANT SMALL-CAP GROWTH STOCK
Value at beginning of period	25.41	22.18	20.31	20.98	21.91	15.15	13.18	13.20	10.64	8.04
Value at end of period	23.72	25.41	22.18	20.31	20.98	21.91	15.15	13.18	13.20	10.64
Number of accumulation units outstanding at end of period	45,293	49,058	60,334	96,740	130,689	176,910	204,248	241,357	177,488	159,649

Appendix B - Calculation of the Net Investment Factor
The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:
(a) is the net result of:
(i)	the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period; plus
(ii)	the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the “ex-dividend” date occurs during the current Valuation Period; minus
(iii)	a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by Great-West to have resulted from the investment operations of the Variable Sub-Account; and
(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period; and
(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to a percentage that ranges from 0.00% to 1.25% depending upon the Group Contractowner’s Letter Agreement or other fee disclosure document.
The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit value may increase, decrease, or remain unchanged.
The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflects the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.
B-1

FUTUREFUNDS SERIES ACCOUNT
Group Flexible Premium Variable Annuity Contracts
issued by
Great-West Life & Annuity Insurance Company
8515 E. Orchard Road
Greenwood Village, Colorado 80111
Telephone: (800) 537-2033 (U.S.)
(303) 737-4538 (Greenwood Village)
STATEMENT OF ADDITIONAL INFORMATION
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2019, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.
May 1, 2019
i

Page
CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	1
UNDERWRITER	1
FINANCIAL STATEMENTS	1
ii

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
A.     Custodian
The assets of FutureFunds Series Account (the “Series Account”) are held by Great-West Life & Annuity Insurance Company (“Great- West”). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of Great- West. Great-West maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of Great-West.
B.    Independent Registered Public Accounting Firm
Deloitte & Touche LLP, 1601 Wewatta Street, Suite 400, Denver, Colorado 80202, serves as the Company’s and the Series Account’s independent registered public accounting firm.
The financial statements and financial highlights of each of the investment divisions of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. The statutory financial statements of Great-West Life & Annuity Insurance Company included in this Statement of Additional Information included in the Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such statutory financial statements have so been included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.
UNDERWRITER
The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. (“GWFS”), a wholly owned subsidiary of Great-West. GWFS is registered with the Securities and Exchange Commission as a broker-dealer, and is a member of the Financial Industry Regulatory Authority. GWFS has received no underwriting commissions in connection with this offering for each of the last three years.
FINANCIAL STATEMENTS
The statutory financial statements of Great-West as contained herein should be considered only as bearing upon Great-West’s ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interests of Participants under the Group Contracts are affected solely by the investment results of the Series Account.

AUDITED FINANCIAL REPORT

Great-West Life & Annuity Insurance Company (A wholly-owned subsidiary of GWL&A Financial Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2018 and 2017 and

Related Statutory Statements of Operations,

Changes in Capital and Surplus and Cash Flows for Each of the Three Years in the Period Ended December 31, 2018 and Report of Independent Registered Public Accounting Firm

Deloitte & Touche LLP 1601 Wewatta Street Suite 400 Denver, CO 80202-3942 USA Tel: 1 303 292 5400 Fax: 1 303 312 4000 www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Great-West Life & Annuity Insurance Company

Greenwood Village, Colorado

Opinion on the Statutory Financial Statements

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Great-West Life & Annuity Insurance Company (the "Company") (a wholly-owned subsidiary of GWL&A Financial Inc.), as of December 31, 2018 and 2017, the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes (collectively referred to as the "statutory financial statements"). In our opinion, because of the effects of the matters discussed in the following paragraph, the statutory financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2018 and 2017, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2018.

As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Colorado Division of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Colorado Division of Insurance. The effects on the statutory financial statements of the variances between the statutory-basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, the statutory financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting practices prescribed or permitted by the Colorado Division of Insurance, as described in Note 1 to the statutory financial statements.

Basis for Opinion

These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's statutory financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB and in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the statutory financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statutory financial statements. We believe that our audits provide a reasonable basis for our opinion.

Emphasis of Matter

As discussed in Note 1 to the statutory financial statements, the accompanying statutory financial statements have been prepared from separate records maintained by the Company and may not necessarily be indicative of conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company, as portions of certain expenses represent allocations made from affiliates.

Denver, Colorado

March 19, 2019

We have served as the Company’s auditor since 1981

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Admitted assets:

Cash and invested assets:

Bonds	$20,654,118	$19,944,862

Common stock	131,883	107,977

Mortgage loans (net of allowances of $746 and $746)	4,206,865	3,871,338

Real estate occupied by the company	37,555	36,302

Real estate held for the production of income	1,407	1,466

Contract loans	4,122,637	4,078,669

Cash, cash equivalents and short-term investments	229,003	242,084

Securities lending collateral assets	45,102	—

Other invested assets	606,787	566,187

Total cash and invested assets	30,035,357	28,848,885

Investment income due and accrued	284,303	279,822

Premiums deferred and uncollected	25,795	15,919

Reinsurance recoverable	8,090	7,090

Current federal income taxes recoverable	71,875	16,535

Deferred income taxes	150,497	149,315

Due from parent, subsidiaries and affiliates	50,107	67,355

Cash value of company owned life insurance	272,606	264,798

Other assets	231,965	163,388

Assets from separate accounts	24,654,916	28,197,122

Total admitted assets	$55,785,511	$58,010,229

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

December 31, 2018 and 2017

(In Thousands, Except Share Amounts)

	December 31,
	2018	2017

Liabilities, capital and surplus:

Liabilities:

Aggregate reserves for life policies and contracts	$27,501,121	$26,587,834

Aggregate reserves for accident and health policies	276,762	272,539

Liability for deposit-type contracts	189,895	206,134

Life and accident and health policy and contract claims	123,705	120,537

Provision for policyholders’ dividends	31,184	38,872

Liability for premiums received in advance	13,926	12,768

Liability for contract deposit funds	150,981	174,296

Unearned investment income	622	4,483

Asset valuation reserve	204,393	203,546

Interest maintenance reserve	50,674	82,238

Due to parent, subsidiaries and affiliates	41,735	52,081

Commercial paper	98,859	99,886

Payable under securities lending agreements	45,102	—

Repurchase agreements	664,650	—

Other liabilities	410,076	828,393

Liabilities from separate accounts	24,654,907	28,197,113

Total liabilities	54,458,592	56,880,720

Commitments and contingencies (see Note 20)

Capital and surplus:

Preferred stock, $1 par value, 50,000,000 shares authorized; none issued and outstanding	—	—

Common stock, $1 par value; 50,000,000 shares authorized; 7,320,176 shares issued and outstanding	7,320	7,320

Surplus notes	591,699	539,930

Gross paid in and contributed surplus	710,271	706,178

Unassigned funds	17,629	(123,919)

Total capital and surplus	1,326,919	1,129,509

Total liabilities, capital and surplus	$55,785,511	$58,010,229

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Operations

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Income:

Premium income and annuity consideration	$7,592,609	$5,270,518	$(397,783)

Net investment income	1,307,387	1,266,963	1,235,841

Amortization of interest maintenance reserve	24,863	22,045	23,253

Commission and expense allowances on reinsurance ceded	5,211	31,582	5,785

Fee income from separate accounts	160,573	160,280	151,744

Reserve adjustment on reinsurance ceded	(1,975,763)	(490,424)	5,627,638

Miscellaneous income	250,272	220,204	154,696

Total income	7,365,152	6,481,168	6,801,174

Expenses:

Death benefits	380,057	276,519	341,292

Annuity benefits	228,530	203,679	202,093

Disability benefits and benefits under accident and health policies	41,719	44,208	41,580

Surrender benefits	5,895,938	4,992,338	4,330,313

Increase in aggregate reserves for life and accident and health policies and contracts	917,510	915,763	1,139,669

Other benefits	10,528	12,032	11,991

Total benefits	7,474,282	6,444,539	6,066,938

Commissions	196,489	199,814	181,567

Other insurance expenses	488,250	522,610	544,488

Net transfers from separate accounts	(1,112,465)	(944,644)	(101,482)

Total benefit and expenses	7,046,556	6,222,319	6,691,511

Net gain from operations before dividends to policyholders, federal income taxes and realized capital gains (losses)	318,596	258,849	109,663

Dividends to policyholders	31,276	38,782	45,842

Net gain from operations after dividends to policyholders and before federal income taxes and net realized capital gains (losses)	287,320	220,067	63,821

Federal income tax (benefit) expense	(17,604)	50,584	(37,932)

Net gain from operations before net realized capital gains (losses)	304,924	169,483	101,753

Net realized capital gains (losses) less capital gains tax and transfers to interest maintenance reserve	10,576	535	(1,096)

Statutory net income	$315,500	$170,018	$100,657

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Changes in Capital and Surplus

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016
Capital and surplus, beginning of year	$1,129,509	$1,053,333	$1,114,764

Statutory net income	315,500	170,018	100,657

Dividends to stockholder	(152,295)	(145,301)	(125,691)

Change in net unrealized capital (losses) gains, net of income taxes	(11,491)	(17,021)	(32,223)

Change in minimum pension liability, net of income taxes	3,824	2,459	(1,863)

Change in asset valuation reserve	(846)	(18,503)	6,171

Change in non-admitted assets	28,921	96,814	(47,306)

Change in net deferred income taxes	(40,732)	(110,528)	16,605

Change in liability for reinsurance in unauthorized companies	—	2	—

Capital paid-in	—	27	60

Surplus paid-in	4,093	86,480	22,359

Change in capital and surplus as a result of separate accounts	(208)	(211)	(150)

Change in unrealized foreign exchange capital (losses) gains	(1,125)	(88)	(78)

Change in surplus note	51,769	12,028	28

Net change in capital and surplus for the year	197,410	76,176	(61,431)

Capital and surplus, end of year	$1,326,919	$1,129,509	$1,053,333

See notes to statutory financial statements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Operating activities:

Premium income, net of reinsurance	$5,352,630	$5,208,527	$5,910,875

Investment income received, net of investment expenses paid	1,136,338	1,111,282	1,080,450

Other miscellaneous expense received (paid)	160,008	(77,825)	(23,874)

Benefit and loss related payments, net of reinsurance	(6,417,233)	(5,393,966)	(4,671,246)

Net transfers to separate accounts	1,097,423	909,388	99,783

Commissions, other expenses and taxes paid	(644,838)	(669,995)	(687,938)

Dividends paid to policyholders	(38,959)	(46,583)	(51,521)

Federal income taxes (paid) received, net	(38,241)	(15,138)	15,711

Net cash provided by operating activities	607,128	1,025,690	1,672,240

Investing activities:

Proceeds from investments sold, matured or repaid:

Bonds	3,351,579	5,719,282	7,202,702

Stocks	3,704	14,597	1,539

Mortgage loans	357,545	399,982	365,790

Real estate	—	—	1,457

Other invested assets	25,233	14,614	9,883

Net gains on cash, cash equivalents and short-term investments	—	(1)	13

Miscellaneous proceeds	22,212	—	40,414

Cost of investments acquired:

Bonds	(3,398,701)	(6,023,940)	(8,434,227)

Stocks	(38,742)	(99)	(19)

Mortgage loans	(697,245)	(844,304)	(688,991)

Real estate	(4,319)	(2,980)	(2,006)

Other invested assets	(36,870)	(31,194)	(3,985)

Miscellaneous applications	(39,654)	(67,286)	(4,708)

Net change in contract loans and premium notes	(1,355)	(12,161)	6,809

Net cash used in investing activities	(456,613)	(833,490)	(1,505,329)

Financing and miscellaneous activities:

Surplus notes	51,410	12,000	—

Capital and paid in surplus	3,325	84,944	20,306

Deposit-type contract withdrawals, net of deposits	(18,908)	(21,673)	(22,342)

Dividends to stockholder	(152,295)	(145,301)	(125,691)

Funds (repaid) borrowed, net	(1,027)	2,348	4,167

Change in due to/from parent, subsidiaries and affiliates	6,013	1,485	5,987

Employee taxes paid for withheld shares	(78)	(818)	(517)

Other	(51,605)	(70,011)	(38,528)

Net cash used in financing and miscellaneous activities	(163,165)	(137,026)	(156,618)

Net (decrease) increase in cash, cash equivalents and short-term investments and restricted cash	(12,650)	55,174	10,293

Cash, cash equivalents and short-term investments and restricted cash:

Beginning of year	242,084	186,910	176,617

End of year	$229,434	$242,084	$186,910

The cash, cash equivalents and short-term investments and restricted cash balance at December 31, 2018 includes $431 of restricted cash which is non-admitted and not included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

See notes to statutory financial statements.	Continued

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Statutory Statements of Cash Flows

Years Ended December 31, 2018, 2017 and 2016

(In Thousands)

	Year Ended December 31,
	2018	2017	2016

Non-cash investing and financing transactions during the year:

Share-based compensation expense	$768	$1,563	$(2,113)

Assets received from limited partnership investment distributions	—	—	(10)

Fair value of assets acquired in settlement of bonds	28,815	9,659	—

See notes to statutory financial statements.	Concluded

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

1. Organization and Significant Accounting Policies

Great-West Life & Annuity Insurance Company (the “Company” or “GWL&A”) is a direct wholly-owned subsidiary of GWL&A Financial Inc. (“GWL&A Financial”), a holding company. GWL&A Financial is a direct wholly-owned subsidiary of Great-West Lifeco U.S. LLC (“Lifeco U.S.”) and an indirect wholly-owned subsidiary of Great-West Lifeco Inc. (“Lifeco”), a Canadian holding company. The Company offers a wide range of life insurance, retirement and investment products to individuals, businesses and other private and public organizations throughout the United States. The Company is an insurance company domiciled in the State of Colorado, and is subject to regulation by the Colorado Division of Insurance (“Division”).

The Company is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in all states in the United States, except New York, and in the District of Columbia, Puerto Rico, Guam and the U.S. Virgin Islands. The Company is also a licensed reinsurer in New York.

The statutory financial statements have been prepared from the separate records maintained by the Company and may not necessarily be indicative of the conditions that would have existed or the results of operations if the Company had been operated as an unaffiliated company.

Accounting policies and use of estimates

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the Division. The Division requires that insurance companies domiciled in the State of Colorado prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviations prescribed or permitted by the State of Colorado Insurance Commissioner.

The only prescribed deviation that impacts the Company allows the Company to account for certain separate account products at book value instead of fair value. The Division has not permitted the Company to adopt any accounting practices that have an impact on the Company’s statutory financial statements as compared to NAIC SAP or the Division’s prescribed accounting practices. There is no impact to either capital and surplus or net income as a result of the prescribed accounting practice.

Statutory accounting principles vary in some respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant of these differences are as follows:

•

Bonds, including loan-backed and structured securities (collectively referred to as “bonds”), are carried at statutory adjusted carrying value in accordance with the National Association of Insurance Commissioners (“NAIC”) designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. Under GAAP, bonds are carried at amortized cost for securities classified as held-to-maturity and fair value for securities classified as available-for-sale and held-for-trading.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Under GAAP, short-term investments include securities purchased with investment intent and with initial remaining maturities of one year or less.

•

As prescribed by the NAIC, the asset valuation reserve (“AVR”) is computed in accordance with a prescribed formula and represents a provision for possible non-interest related fluctuations in the value of bonds equity securities, mortgage loans, real estate and other invested assets. Changes to the AVR are charged or credited directly to unassigned surplus. This type of reserve is not necessary or required under GAAP.

•

As prescribed by the NAIC, the interest maintenance reserve (“IMR”) consists of net accumulated unamortized realized capital gains and losses, net of income taxes, on sales or interest related impairments of bonds and derivative investments attributable to changes in the general level of interest rates. Such gains or losses are initially deferred and then amortized into income over the remaining period to maturity, based on groupings of individual securities sold in five-year bands. An IMR asset is designated as a non-admitted asset and is recorded as a reduction to capital and surplus. Under GAAP, realized gains and losses are recognized in income in the period in which a security is sold.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

•

As prescribed by the NAIC, an other-than-temporary impairment (“OTTI”) is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Under GAAP, if either (a) management has the intent to sell a bond investment or (b) it is more likely than not the Company will be required to sell a bond investment before its anticipated recovery, a charge is recorded in net realized investment losses equal to the difference between the fair value and cost or amortized cost basis of the security. If management does not intend to sell the security and it is not more likely than not the Company will be required to sell the bond investment before recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond investment prior to impairment) is less than the amortized cost basis of the bond investment (referred to as the credit loss portion), an OTTI is considered to have occurred.

Under GAAP, total OTTI is bifurcated into two components: the amount related to the credit loss, which is recognized in current period earnings through realized capital losses; and the amount attributed to other factors (referred to as the non-credit portion), which is recognized as a separate component in accumulated other comprehensive income (loss). As prescribed by the NAIC, non-interest related OTTI is only bifurcated on loan-backed and structured securities. Factors related to interest and other components do not have a financial statement impact and are disclosed in “Unrealized losses and OTTI” in the notes to the statutory financial statements.

•

Derivatives that qualify for hedge accounting are carried at the same valuation method as the underlying hedged asset, while derivatives that do not qualify for hedge accounting are carried at fair value. Under GAAP, all derivatives, regardless of hedge accounting treatment, are recorded on the balance sheet in other assets or other liabilities at fair value. As prescribed by the NAIC, for those derivatives which qualify for hedge accounting, the change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset, liability, firm commitment or forecasted transaction are recorded. Under GAAP, if the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statements when the hedged item affects earnings. Changes in fair value resulting from foreign currency translations are recorded in either AOCI or net investment income, consistent with where they are recorded on the underlying hedged asset or liability. Changes in the fair value, including changes resulting from foreign currency translations, of derivatives not eligible for hedge accounting or where hedge accounting is not elected and the over effective portion of cash flow hedges are recognized in investment gains (losses) as a component of net income in the period of the change. Realized foreign currency transactional gains and losses on derivatives subject to hedge accounting are recorded in net investment income, whereas those on derivatives not subject to hedge accounting are recorded in investment gains (losses). As prescribed by the NAIC, upon termination of a derivative that qualifies for hedge accounting, the gain or loss is recognized in income in a manner that is consistent with the hedged item. Alternatively, if the item being hedged is subject to IMR, the gain or loss on the hedging derivative is realized and is subject to IMR upon termination. Under GAAP, gains or losses on terminated contracts that are effective hedges are recorded in earnings in net investment income or other comprehensive income. The gains or losses on terminated contracts where hedge accounting is not elected, or contracts that are not eligible for hedge accounting, are recorded in investment gains (losses).

•

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as secured borrowings. Under GAAP, these transactions are recorded as forward settling to be announced (“TBA”) securities that are accounted for as derivative instruments, but hedge accounting is not elected as the Company does not regularly accept delivery of such securities when issued.

•

Acquisition costs, such as commissions and other costs incurred in connection with acquiring new business, are charged to operations as incurred, rather than deferred and amortized over the lives of the related contracts as under GAAP.

•

Deferred income taxes are recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

principles. The change in deferred income taxes is treated as a component of the change in unassigned funds, whereas under GAAP deferred taxes are included in the determination of net income.

•

Certain assets, including various receivables, furniture and equipment and prepaid assets, are designated as non-admitted assets and are recorded as a reduction to capital and surplus, whereas they are recorded as assets under GAAP.

•

The excess of the cost of acquiring an entity over the Company’s share of the book value of the acquired entity is recorded as goodwill which is admissible subject to limitations and is amortized over the period in which the Company benefits economically, not to exceed ten years. Under GAAP, the excess of the cost of acquiring an entity over the acquisition-date fair value of identifiable assets acquired and liabilities assumed is allocated between goodwill, indefinite-lived intangible assets and definite-lived intangible assets. Goodwill and indefinite-lived intangible assets are not amortized and definite-lived intangible assets are amortized over their estimated useful lives under GAAP.

•

Aggregate reserves for life policies and contracts are based on statutory mortality and interest requirements and without consideration of withdrawals, which differ from reserves established under GAAP that are based on assumptions using Company experience for mortality, interest, and withdrawals.

•

As prescribed by the NAIC, ceded reserves are limited to the amount of direct reserves. Ceded aggregate reserves and policy and contract claim liabilities are netted against aggregate reserves for life policies and contracts for statutory accounting purposes. Under GAAP, these items are reported as reinsurance recoverable.

•	Surplus notes are reflected as a component of capital and surplus, whereas under GAAP they are reflected as a liability.

•

The policyholder’s share of net income on participating policies that has not been distributed to participating policyholders is included in capital and surplus in the statutory financial statements. For GAAP, these amounts are reported as a liability with a charge to net income.

•

Changes in separate account values from cash transactions are recorded as premium income and benefit expenses whereas they do not impact the statement of operations under GAAP and are presented only as increases or decreases to account balances.

•

Benefit payments and the related decrease in policy reserves are recorded as expenses for all contracts subjecting the Company to any mortality risk. Under GAAP, such benefit payments for life and annuity contracts without significant mortality risks are recorded as direct reductions to the policy reserve liability.

•

Premium receipts and the related increase in policy reserves are recorded as revenues and expenses, respectively, for all contracts subjecting the Company to any mortality risk. Under GAAP, such premium receipts for life and annuity contracts without significant mortality risks are recorded as direct credits to the policy reserve liability.

•	Comprehensive income and its components are not presented in the statutory financial statements.

•

The Statutory Statement of Cash Flows is presented based on a prescribed format for statutory reporting. For purposes of presenting statutory cash flows, cash includes short-term investments. Under GAAP, the statement of cash flows is typically presented based on the indirect method and cash excludes short-term investments.

The preparation of financial statements in conformity with statutory accounting principles requires the Company’s management to make a variety of estimates and assumptions. These estimates and assumptions affect, among other things, the reported amounts of admitted assets and liabilities, the disclosure of contingent liabilities and the reported amounts of revenues and expenses. Significant estimates are required to account for items and matters such as, but not limited to, the valuation of investments in the absence of quoted market values, impairment of investments, valuation of policy benefit liabilities and the valuation of deferred tax assets. Actual results could differ from those estimates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Significant statutory accounting policies

Investments

Investments are reported as follows:

•	In accordance with the NAIC SAP, the adjusted carrying value amounts of certain assets are gross of non-admitted assets.

Bonds are carried at statutory adjusted carrying value in accordance with the NAIC designation of the security. Carrying value is amortized cost, unless the bond is either (a) designated as a six, in which case it is the lower of amortized cost or fair value or (b) required to be carried at fair value due to the structured securities ratings methodology. The Company recognizes the acquisition of its public bonds on a trade date basis and its private placement investments on a funding date basis. Bonds containing call provisions are amortized to the call or maturity value/date which produces the lowest asset value.

Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses not subject to IMR, including those from foreign currency translations, are included in net realized capital gains (losses).

The recognition of income on certain investments (e.g. loan-backed securities, including mortgage-backed and asset-backed securities) is dependent upon market conditions, which may result in prepayments and changes in amounts to be earned. Prepayments on all mortgage-backed and asset-backed securities are monitored monthly, and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities are adjusted by such prepayments. Prepayment assumptions are based on the average of recent historical prepayments and are obtained from broker/dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method.

•

Mortgage loans consist primarily of domestic commercial collateralized loans and are carried at their unpaid principal balances adjusted for any unamortized premiums or discounts, allowances for credit losses, and foreign currency translations. Interest income is accrued on the unpaid principal balance for all loans, except for loans on non-accrual status. Premiums and discounts are amortized to net investment income using the effective interest method. Prepayment penalty and origination fees are recognized in net investment income upon receipt.

The Company actively manages its mortgage loan portfolio by completing ongoing comprehensive analysis of factors such as debt service coverage ratios, loan-to-value ratios, payment status, default or legal status, annual collateral property evaluations and general market conditions. On a quarterly basis, the Company reviews the above primary credit quality indicators in its internal risk assessment of loan impairment and credit loss. Management’s risk assessment process is subjective and includes the categorization of all loans, based on the above mentioned credit quality indicators, into one of the following categories:

•	Performing - generally indicates the loan has standard market risk and is within its original underwriting guidelines.
•

Non-performing - generally indicates there is a potential for loss due to the deterioration of financial/monetary default indicators or potential foreclosure. Due to the potential for loss, these loans are evaluated for impairment.

The adequacy of the Company’s allowance for credit loss is reviewed quarterly. The determination of the calculation and the adequacy of the mortgage allowance for credit loss and mortgage impairments involve judgments that incorporate qualitative and quantitative Company and industry mortgage performance data. Management’s periodic evaluation and assessment of the adequacy of the mortgage allowance for credit loss and the need for mortgage impairments is based on known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the fair value of the underlying collateral, composition of the loan portfolio, current economic conditions, loss experience and other relevant factors. Loans included in the non-performing category and other loans with certain substandard credit quality indicators are individually reviewed to determine if a specific impairment is required. Risk is mitigated primarily through first position collateralization, guarantees, loan covenants and borrower reporting requirements. Since the Company does not originate or hold uncollateralized mortgages, loans are generally not deemed fully uncollectable. Generally, unrecoverable amounts are written off during the final stage of the foreclosure process.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Loan balances are considered past due when payment has not been received based on contractually agreed upon terms. The accrual of interest is discontinued when concerns exist regarding the realization of loan principal or interest. The Company resumes interest accrual on loans when a loan returns to current status or under new terms when loans are restructured or modified.

On a quarterly basis, any loans with terms that were modified during that period are reviewed to determine if the loan modifications constitute a troubled debt restructuring (“TDR”). In evaluating whether a loan modification constitutes a TDR, it must be determined that the modification is a significant concession and the debtor is experiencing financial difficulties.

•

Real estate properties held for the production of income are valued at depreciated cost less encumbrances. Properties held for sale are carried at the lower of depreciated cost or fair value less encumbrances and estimated costs to sell the property. Real estate is depreciated on a straight-line basis over the estimated life of the building or term of the lease for tenant improvements.

•

Real estate properties occupied by the Company are carried at depreciated cost unless the carrying amount of the asset is deemed to be unrecoverable. The Company includes in both net investment income and other operating expenses an amount for rent relating to real estate properties occupied by the Company. Rent is derived from consideration of the repairs, expenses, taxes, interest and depreciation incurred. The reasonableness of the amount of rent recorded is verified by comparison to rent received from other like properties in the same area.

•

Limited partnership interests are included in other invested assets and are accounted for using either net asset value per share (“NAV”) as a practical expedient to fair value or the equity method of accounting with changes in these values recognized in unassigned surplus in the period of change. The Company uses NAV as a practical expedient on partnership interests in investment companies where it has a minor equity interest and no significant influence over the entity’s operations. The Company uses the equity method when it has a partnership interest that is considered more than minor, although the Company has no significant influence over the entity’s operations.

•

Common stocks, other than stocks of subsidiaries, are recorded at fair value based on the most recent closing price of the common stock as quoted on its exchange. Related party mutual funds, which are carried at fair value, are also included in common stocks. The net unrealized gain or loss on common stocks is reported as a component of surplus.

•	Contract loans are carried at their unpaid balance. Contract loans are fully collateralized by the cash surrender value of the associated insurance policy.

•

Short-term investments include all investments whose remaining maturities, at the time of acquisition, are three months to one year. Cash equivalent investments include all investments whose remaining maturities, at the time of acquisition, are three months or less. Both short-term and cash equivalent investments, excluding money market mutual funds, are stated at amortized cost, which approximates fair value. Cash equivalent investments also include highly liquid money market securities that are traded in an active market, and are carried at fair value.

•

The Company enters into reverse repurchase agreements with third party broker-dealers for the purpose of enhancing the total return on its investment portfolio. The repurchase trading strategy involves the purchase of securities, with a simultaneous agreement to resell similar securities at a future date at an agreed-upon price. Securities purchased under these agreements are accounted for as secured borrowings, and are reported at amortized cost in cash, cash equivalents and short-term investments. Under these tri-party repurchase agreements, the designated custodian takes possession of the underlying collateral on the Company’s behalf, which is required to be cash or government securities. The fair value of the securities is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure. The collateral cannot be sold or re-pledged and has not been recorded on the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

The Company enters into dollar repurchase agreements with third party broker-dealers. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The dollar repurchase trading strategy involves the sale of securities, with a simultaneous agreement to repurchase similar securities at a future date at an agreed-upon price. Assets to be repurchased are the same, or substantially the same, as the assets transferred, and are accounted for as secured borrowings. Proceeds of the sale are reinvested in other securities and may

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

enhance the current yield and total return. The difference between the sales price and the future repurchase price is recorded as an adjustment to net investment income. During the period between the sale and repurchase, the Company will not be entitled to receive interest and principal payments on the securities sold. Losses may arise from changes in the value of the securities or if the counterparty enters bankruptcy proceedings or becomes insolvent. In such cases, the Company’s right to repurchase the security may be restricted. Amounts owed to brokers under these arrangements are included as a liability in repurchase agreements.

The Company participates in a securities lending program in which the Company lends securities that are held as part of its general account investment portfolio to third parties. The Company does not enter into these types of transactions for liquidity purposes, but rather for yield enhancement on its investment portfolio. The borrower can return and the Company can request the loaned securities be returned at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest received on such securities during the loan term. Securities lending transactions are accounted for as secured borrowings. The securities on loan are included within bonds and short-term investments in the accompanying Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The securities lending agent indemnifies the Company against borrower risk, meaning that the lending agent agrees contractually to replace securities not returned due to a borrower default. The Company generally requires initial cash collateral in an amount greater than or equal to 102% of the fair value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. Some cash collateral is reinvested in short-term repurchase agreements which are also collateralized by U.S. Government or U.S. Government Agency securities. Reinvested cash collateral is reported in securities lending reinvested collateral assets, with a corresponding liability in payable for securities lending. Collateral that cannot be sold or repledged is excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

•

The Company’s OTTI accounting policy requires that a decline in the value of a bond below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. An OTTI is recorded (a) if it is probable that the Company will be unable to collect all amounts due according to the contractual terms in effect at the date of acquisition, (b) if the Company has the intent to sell the investment or (c) for non-interest related declines in value and where the Company does not have the intent and ability at the reporting date, to hold the bond until its recovery. Management considers a wide range of factors, as described below, regarding the bond issuer and uses its best judgment in evaluating the cause of the decline in its estimated fair value and in assessing the prospects for near-term recovery. Inherent in management’s evaluation of the bond are assumptions and estimates about the operations and ability to generate future cash flows. While all available information is taken into account, it is difficult to predict the ultimate recoverable amount from a distressed or impaired bond.

Considerations used by the Company in the impairment evaluation process include, but are not limited to, the following:

•	The extent to which estimated fair value is below cost;
•	Whether the decline in fair value is attributable to specific adverse conditions affecting a particular instrument, its issuer, an industry or geographic area;
•	The length of time for which the estimated fair value has been below cost;
•	Downgrade of a bond investment by a credit rating agency;
•	Deterioration of the financial condition of the issuer;
•	The payment structure of the bond investment and the likelihood of the issuer being able to make payments in the future; and
•	Whether dividends have been reduced or eliminated or scheduled interest payments have not been made.

For loan-backed and structured securities, if management does not intend to sell the bond and has the intent and ability to hold the bond until recovery of its amortized cost basis, but the present value of the cash flows expected to be collected (discounted at the effective interest rate implicit in the bond prior to impairment) is less than the amortized cost basis of the bond (referred to as the non-interest loss portion), an OTTI is considered to have occurred. In this instance, total OTTI is bifurcated into two components: the amount related to the non-interest loss is recognized in current period earnings through realized capital gains (losses); and the amount attributed to other factors does not have any financial impact and is disclosed only in the notes to the statutory financial statements. The calculation of expected cash flows utilized during the impairment evaluation process are determined using judgment and the best information available to the Company including default rates, credit ratings, collateral characteristics and current levels of subordination.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

For bonds not backed by other loans or assets, if management does not intend to sell the bond and has the intent and ability to hold, but does not expect to recover the entire cost basis, an OTTI is considered to have occurred. A charge is recorded in net realized capital gains (losses) equal to the difference between the fair value and cost or amortized cost basis of the bond. After the recognition of an OTTI, the bond is accounted for as if it had been purchased on the measurement date of the OTTI, with an amortized cost basis equal to the previous amortized cost basis less the OTTI recognized in net income. The difference between the new amortized cost basis and the expected future cash flows is accreted into net investment income. The Company continues to estimate the present value of cash flows expected to be collected over the life of the bond.

Fair value

Certain assets and liabilities are recorded at fair value on the Company’s Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company categorizes its assets and liabilities measured at fair value into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Company’s assets and liabilities have been categorized based upon the following fair value hierarchy:

•

Level 1 inputs which are utilized for separate account assets and liabilities, utilize observable, quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Financial assets utilizing Level 1 inputs include certain mutual funds.

•

Level 2 inputs utilize other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs, which are utilized for general and separate account assets and liabilities, include quoted prices for similar assets and liabilities in active markets and inputs, other than quoted prices, that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. The fair values for some Level 2 securities are obtained from pricing services. The inputs used by the pricing services are reviewed at least quarterly or when the pricing vendor issues updates to its pricing methodology. For bond and separate account assets and liabilities, inputs include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Additional inputs utilized for assets and liabilities classified as Level 2 are:

○	Derivative instruments - trading activity, swap curves, credit spreads, currency volatility, net present value of cash flows and news sources.

○

Separate account assets and liabilities - various index data and news sources, amortized cost (which approximates fair value), trading activity, swap curves, credit spreads, recovery rates, restructuring, net present value of cash flows and quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•

Level 3 inputs are unobservable and include situations where there is little, if any, market activity for the asset or liability. In general, the prices of Level 3 securities are obtained from single broker quotes and internal pricing models. If the broker’s inputs are largely unobservable, the valuation is classified as a Level 3. Broker quotes are validated through an internal analyst review process, which includes validation through known market conditions and other relevant data, as noted below. Internal models are usually cash flow based utilizing characteristics of the underlying collateral of the security such as default rate and other relevant data. Inputs utilized for securities classified as Level 3 are as follows:

○	Corporate debt securities - unadjusted single broker quotes which may be in an illiquid market or otherwise deemed unobservable.

The fair value of certain investments in the separate accounts and limited partnerships are estimated using net asset value per share as a practical expedient, and are excluded from the fair value hierarchy levels in Note 5. These net asset values are based on the fair value of the underlying investments, less liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls has been determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability

Overall, transfers between levels are attributable to a change in the observability of inputs. Assets are transferred to a lower level in the hierarchy when a significant input cannot be corroborated with market observable data. This may occur when market activity decreases and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets are transferred to a higher level in the hierarchy when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity including recent trades, a specific event, or one or more significant input(s) becoming observable. All transfers between levels are recognized at the beginning of the reporting period in which the transfer occurred. There were no transfers during the year.

The policies and procedures utilized to review, account for, and report on the value and level of the Company’s securities were determined and implemented by the Finance division. The Investments division is responsible for the processes related to security purchases and sales and provides valuation and leveling input to the Finance division when necessary. Both divisions within the Company have worked in conjunction to establish thorough pricing, review, approval, accounting, and reporting policies and procedures around the securities valuation process.

In some instances, securities are priced using external broker quotes. In most cases, when broker quotes are used as pricing inputs, more than one broker quote is obtained. External broker quotes are reviewed internally by comparing the quotes to similar securities in the public market and/or to vendor pricing, if available. Additionally, external broker quotes are compared to market reported trade activity to ascertain whether the price is reasonable, reflective of the current market prices, and takes into account the characteristics of the Company’s securities.

Derivative financial instruments

The Company enters into derivative transactions which include the use of interest rate swaps, interest rate swaptions, cross-currency swaps, foreign currency forwards, U.S. government treasury futures contracts, Eurodollar futures contracts, futures on equity indices and interest rate swap futures. The Company uses these derivative instruments to manage various risks, including interest rate and foreign currency exchange rate risk associated with its invested assets and liabilities. Derivative instruments are not used for speculative reasons. Certain of the Company’s over-the-counter (“OTC”) derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

Derivatives are reported as other invested assets or other liabilities. Although some derivatives are executed under a master netting arrangement, the Company does not offset in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus the carrying value of those derivative instruments and the related cash collateral or net derivative receivables and payables executed with the same counterparty under the same master netting arrangement. Derivatives that qualify for hedge accounting treatment are valued using the valuation method (either amortized cost or fair value) consistent with the underlying hedged asset or liability. At inception of a derivative transaction, the hedge relationship and risk management objective is documented and the designation of the derivative is determined based on specific criteria of the transaction. Derivatives where hedge accounting is either not elected, or that are not eligible for hedge accounting, are stated at fair value with changes in fair value recognized in unassigned surplus in the period of change. Investment gains and losses generally result from the termination of derivative contracts prior to expiration and are generally recognized in net income and may be subject to IMR.

The Company uses derivative financial instruments for risk management purposes associated with certain invested assets and policy liabilities. Derivatives are used to (a) hedge the economic effects of interest rate and stock market movements on the Company’s guaranteed lifetime withdrawal benefit (“GLWB”) liability, (b) hedge the economic effect of a large increase in interest rates on the Company’s general account life insurance, group pension liabilities and certain separate account life insurance liabilities, (c) hedge the economic risks of other transactions such as future asset acquisitions or dispositions, the timing of liability pricing, currency risks on non-U.S. dollar denominated assets, and (d) convert floating rate assets or debt obligations to fixed rate assets or debt obligations for asset/liability management purposes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The Company controls the credit risk of its derivative contracts through credit approvals, limits, monitoring procedures and in many cases, requiring collateral. The Company’s exposure is limited to the portion of the fair value of derivative instruments that exceeds the value of the collateral held and not to the notional or contractual amounts of the derivatives.

Derivatives in a net asset position may have cash or securities pledged as collateral to the Company in accordance with the collateral support agreements with the counterparty. This collateral is held in a custodial account for the benefit of the Company. Unrestricted cash collateral is included in other assets and the obligation to return it is included in other liabilities. The cash collateral is reinvested in a government money market fund. Cash collateral pledged by the Company is included in other assets.

The Company may purchase a financial instrument that contains a derivative embedded in the financial instrument. Contracts that do not in their entirety meet the definition of a derivative instrument, may contain “embedded” derivative instruments implicit or explicit terms that affect some or all of the cash flows or the value of other exchanges required by the contract in a manner similar to a derivative instrument. An embedded derivative instrument shall not be separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

Goodwill, resulting from acquisitions of subsidiaries that are reported in common stock and other invested assets, is amortized to unrealized capital gains/(losses) over the period in which the Company benefits economically, not to exceed ten years. Goodwill resulting from assumption reinsurance is reported in goodwill and is amortized to other insurance expenses over the period in which the Company benefits economically, not to exceed ten years. Admissible goodwill is limited in the aggregate to 10% of the Company’s adjusted capital and surplus. The Company tests goodwill for impairment annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. If the carrying value of goodwill exceeds its fair value, the excess is recognized as impairment and recorded as a realized loss in the period in which the impairment is identified. There were no impairments of goodwill recognized during the years ended December 31, 2018 and 2017.

Cash value of company owned life insurance

The Company is the owner and beneficiary of life insurance policies which are included in Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus at their cash surrender values. At December 31, 2018, the investments underlying variable life insurance policies utilize various fund structures, with underlying investment characteristics of 8% equity and 92% fixed income.

Net investment income

Interest income from bonds is recognized when earned. Interest income on contract loans is recognized in net investment income at the contract interest rate when earned. All investment income due and accrued with amounts that are deemed uncollectible or that are over 90 days past due, including mortgage loans in default (“in process of foreclosure”), is not included in investment income. Amounts over 90 days past due are non-admitted assets and are recorded as a reduction to unassigned surplus. Real estate due and accrued income is excluded from net investment income if its collection is uncertain.

Net realized capital gains (losses)

Realized capital gains and losses are reported as a component of net income and are determined on a specific identification basis. Interest-related gains and losses are primarily subject to IMR, while non-interest related gains and losses are primarily subject to AVR. Realized capital gains and losses also result from the termination of derivative contracts prior to expiration and may be subject to IMR.

Policy reserves

Life insurance and annuity policy reserves with life contingencies are computed on the basis of statutory mortality and interest requirements and without consideration for withdrawals. Annuity contract reserves without life contingencies are computed on the basis of statutory interest requirements.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Policy reserves for life insurance are valued in accordance with the provision of applicable statutory regulations. Life insurance reserves are determined principally using the Commissioner’s Reserve Valuation Method, using the statutory mortality and interest requirements, without consideration for withdrawals. Some policies contain a surrender value in excess of the reserve as legally computed. This excess is calculated and recorded on a policy-by-policy basis.

Premium stabilization reserves are calculated for certain policies to reflect the Company’s estimate of experience refunds and interest accumulations on these policies. The reserves are invested by the Company. The income earned on these investments is accumulated in this reserve and is used to mitigate future premium rate increases for such policies.

Policy reserves ceded to other insurance companies are recorded as a reduction of the reserve liabilities.    The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred but not reported based primarily on prior experience of the Company. As such, amounts are estimates, and the ultimate liability may differ from the amount recorded. Any changes in estimates will be reflected in the results of operations when additional information becomes known.

The liabilities for health claim reserves are determined using historical run-out rates, expected loss ratios and statistical analysis. The Company provides for significant claim volatility in areas where experience has fluctuated. The liabilities represent estimates of the ultimate net cost of all reported and unreported claims which are unpaid at year-end. Those estimates are subject to considerable variability in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Premium, fee income and expenses

Life insurance premiums are recognized when due. Annuity considerations are recognized as revenue when received. Accident and health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Life and accident and health insurance premiums received in advance are recorded as a liability and recognized as income when the premiums become earned. Fees from assets under management, assets under administration, shareholder servicing, mortality and expense risk charges, administration and record-keeping services and investment advisory services are recognized when earned in fee income or other income. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Income taxes

The Company is included in the consolidated federal income tax return of Lifeco U.S. The federal income tax expense reported in the Statutory Statements of Operations represent income taxes provided on income that is currently taxable, excluding tax on net realized capital gains and losses. A net deferred tax asset is included in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus which is recorded using the asset and liability method in which deferred tax assets and liabilities are recorded for expected future tax consequences of events that have been recognized in either the Company’s statutory financial statements or tax returns. Deferred income tax assets are subject to limitations prescribed by statutory accounting principles. The change in deferred income taxes is treated as a component of the change in unassigned funds.

2. Accounting Changes

Changes in Accounting Principles

In 2009, the NAIC introduced Principle-Based Reserving (“PBR”) as a new method for calculating life insurance policy reserves. In cases where the PBR reserve is higher, it will replace the historic formulaic measure with one that more accurately reflects the risks of highly complex products. PBR is effective for 2017; however, companies are permitted to delay implementation until January 1, 2020. The Company will defer implementation for life and fixed annuity contracts until January 1, 2020 and is currently evaluating impact of adoption of PBR on its statutory financial statements.

In 2018, the Statutory Accounting Principles Working Group adopted, as final, a new SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees, and a corresponding Issue Paper No. 159, Special Accounting for Limited Derivatives. The new

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

SSAP, which prescribes guidance for derivatives that hedge interest rate risk of variable annuity guarantees, was adopted with an effective date of January 1, 2020, with early adoption permitted as of January 1, 2019. The Company is currently evaluating impact of adoption of this elective guidance on its statutory financial statements.

3. Related Party Transactions

In the normal course of business the Company enters into agreements with related parties whereby it provides and/or receives record-keeping services, investment advisory services, and tax-related services, as well as corporate support services which include general and administrative services, information technology services, sales and service support and marketing services. The following table presents revenue earned, expenses incurred and expense reimbursement from insurance and non-insurance related parties for services provided and/or received pursuant to the service agreements. These amounts, in accordance with the terms of the contracts, are based upon market price, estimated costs incurred or resources expended as determined by number of policies, certificates in-force, administered assets or other similar drivers.

		Year Ended December 31,			Financial
Description	Related party	2018	2017	2016	statement line

Provides corporate support service	Insurance affiliates: Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”)(1), Great-West Life & Annuity Insurance Company of South Carolina (“GWSC”)(1),The Canada Life Assurance Company (“CLAC”)(2) and Great-West Life Assurance Company (“Great-West Life”)(2)	$(15,522)	$(14,610)	$(14,895)	Other insurance benefits and expenses
	Non-insurance affiliates: FASCore, LLC (“FASCore”)(1), Advised Assets Group, LLC (“AAG”)(1), Great-West Capital Management, LLC (“GWCM”)(1), Great-West Trust Company, LLC (“GWTC”)(1), GWFS Equities, Inc. (“GWFS”)(1), Great-West Financial Retirement Plan Services (“Great-West RPS”)(1), Emjay, Inc.(1), MAM Holding Inc.(2) and Putnam(3)	(142,424)	(113,504)	(102,698)
	Total	(157,946)	(128,114)	(117,593)

Receives corporate support services	Insurance affiliates: CLAC(1) and Great-West Life(1)	1,711	1,966	1,999	Other insurance
	Non-insurance affiliates: Putnam(2) and Great West Global(2)	3,381	3,128	5,922	benefits and expenses

	Total	5,092	5,094	7,921

Provides marketing, distribution and administrative services to certain underlying funds and/or mutual funds	Non-insurance affiliate: GWFS(1)	198,976	202,880	203,288	Other income

Provides record-keeping services	Non-insurance affiliates: GWTC(1)	38,200	30,517	21,110	Other income

	Non-insurance related party: Great-West Funds(4)	65,281	65,743	57,867

	Total	103,481	96,260	78,977
Receives record-keeping services	Insurance affiliate: GWL&A NY(1)	(2,551)	(2,423)	(2,096)	Other income
	Non-insurance affiliates: FASCore(1)and GWTC(1)	(342,803)	(316,923)	(291,945)
	Total	(345,354)	(319,346)	(294,041)

Receives custodial services	Non-insurance affiliate: GWTC(1)	(12,410)	(11,854)	(11,125)	Other income

Receives reimbursement from tax sharing indemnification related to state and local tax liabilities	Non-insurance affiliate: Putnam(3)	9,140	9,611	12,261	Other income

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

(4) An open-end management investment company, a related party of GWL&A

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, which are affiliates of the Company and shares of other non-affiliated mutual funds and government and corporate bonds. The Company’s separate accounts include mutual funds or other investment options that purchase guaranteed interest annuity contracts issued by the Company. During the years ended December 31, 2018, 2017 and 2016, these purchases totaled $169,857, $292,774 and $183,365 respectively. As the general account investment contracts are also included in the separate account balances in the accompanying statutory statements of admitted assets, liabilities, capital and surplus, the Company has included the separate account assets and liabilities of $284,278 and $335,311 at December 31, 2018 and 2017, respectively, which is also included in the assets and liabilities of the general account at those dates.

The following table summarizes amounts due from parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
GWFS(1)	On account	On demand	$34,394	$37,770

CLAC(2)	On account	On demand	—	20,063

GWTC(1)	On account	On demand	5,489	4,008

GWCM(1)	On account	On demand	1,367	2,179

AAG(1)	On account	On demand	3,088	994

GWSC(1)	On account	On demand	1,418	878

Putnam(3)	On account	On demand	4,027	—

Great-West RPS(1)	On account	On demand	324	595

Other related party receivables	On account	On demand	—	868

Total			$50,107	$67,355

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

The following table summarizes amounts due to parent and affiliates:

			December 31,

Related party	Indebtedness	Due date	2018	2017
FASCore(1)	On account	On demand	$35,385	$46,371

Putnam(3)	On account	On demand	770	3,432

CLAC(2)	On account	On demand	4,032	—

Other related party payables	On account	On demand	1,548	2,278

Total			$41,735	$52,081

(1) A wholly-owned subsidiary of GWL&A

(2) An indirect wholly-owned subsidiary of Lifeco

(3) A wholly-owned subsidiary of Lifeco U.S.

Included in current federal income taxes recoverable at December 31, 2018 and 2017 is $72,188 and $17,456, respectively, of income tax receivable from Lifeco U.S. related to the consolidated income tax return filed by Lifeco U.S.

The Company (paid) received cash payments of $(42,577) and $171 from its subsidiary, GWSC, in 2018 and 2017, respectively, for the utilization of GWSC’s operating loss carryforward amounts under the terms of its tax sharing agreement. Additionally, during the years ended December 31, 2018, 2017 and 2016, the Company received interest income of $2,527, $3,044 and $2,733, respectively, from GWSC relating to the tax sharing agreement.

During the year ended December 31, 2018, the Company received dividends and return of capital of $106,000 and $680, respectively, from its subsidiaries, the largest being $42,000 from AAG. During the year ended December 31, 2017, the Company received dividends and return of capital of $82,500 and $1,150, respectively, from its subsidiaries, the largest being $35,000 from FASCore.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

During the years ended December 31, 2018 and 2017, the Company paid cash dividends to GWL&A Financial in the amounts of $152,295 and $145,301, respectively.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide GWL&A NY financial support related to the maintenance of adequate regulatory surplus and liquidity.

4. Summary of Invested Assets

Investments in bonds consist of the following:

	December 31, 2018
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$6,306	$926	$22	$7,210

U.S. states, territories and possessions	1,025,470	91,508	672	1,116,306

Political subdivisions of states and territories	842,211	63,945	2,034	904,122

Special revenue and special assessments	687	4	—	691

Industrial and miscellaneous	12,849,382	237,900	321,254	12,766,028

Parent, subsidiaries and affiliates	15,102	—	—	15,102

Hybrid securities	234,411	77	31,209	203,279

Loan-backed and structured securities	5,680,549	91,517	96,761	5,675,305

Total bonds	$20,654,118	$485,877	$451,952	$20,688,043

	December 31, 2017
	Book/adjusted carrying value	Gross unrealized gains	Gross unrealized losses	Fair value
U.S. government	$11,547	$1,603	$12	$13,138

U.S. states, territories and possessions	1,054,936	130,027	123	1,184,840

Political subdivisions of states and territories	949,988	89,898	1,486	1,038,400

Special revenue and special assessments	1,993	62	—	2,055

Industrial and miscellaneous	12,536,852	537,262	60,617	13,013,497

Parent, subsidiaries and affiliates	19,912	—	—	19,912

Hybrid securities	236,060	6,354	8,213	234,201

Loan-backed and structured securities	5,133,574	168,214	30,288	5,271,500

Total bonds	$19,944,862	$933,420	$100,739	$20,777,543

The book/adjusted carrying value and estimated fair value of bonds and assets receiving bond treatment, based on estimated cash flows, are shown in the table below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2018
	Book/adjusted carrying value	Fair value
Due in one year or less	$767,254	$777,131

Due after one year through five years	3,834,629	3,863,897

Due after five years through ten years	6,883,504	6,803,249

Due after ten years	3,527,628	3,607,680

Loan-backed and structured securities	5,670,623	5,665,599

Total bonds	$20,683,638	$20,717,556

Loan-backed and structured securities include those issued by U.S. government and U.S. agencies.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes information regarding the sales of securities:

	Years ended December 31,
	2018	2017 2016
Proceeds from sales	$12,788,008	$17,492,392	$23,931,241

Gross realized gains from sales	32,672	34,506	80,975

Gross realized losses from sales	30,960	56,354	34,646

Unrealized losses on bonds

The following tables summarize gross unrealized investment losses including the non-credit-related portion of OTTI losses, by class of investment:

	December 31, 2018
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$116	$4	$818	$19	$934	$23

U.S. states, territories and possessions	42,429	360	11,365	312	53,794	672

Political subdivisions of states and territories	103,774	1,115	28,604	919	132,378	2,034

Industrial and miscellaneous	6,334,837	235,993	2,763,614	201,312	9,098,451	437,305

Hybrid securities	104,167	13,710	88,517	17,498	192,684	31,208

Loan-backed and structured securities	2,462,938	46,794	1,568,844	53,417	4,031,782	100,211

Total bonds	$9,048,261	$297,976	$4,461,762	$273,477	$13,510,023	$571,453

Total number of securities in an unrealized loss position		815		475		1,290

	December 31, 2017
	Less than twelve months		Twelve months or longer		Total
Bonds:	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI	Fair value	Unrealized loss and OTTI

U.S. government	$860	$12	$—	$—	$860	$12

U.S. states, territories and possessions	11,794	125	—	—	11,794	125

Political subdivisions of states and territories	13,114	56	43,949	1,430	57,063	1,486

Industrial and miscellaneous	1,911,630	17,016	1,708,202	74,659	3,619,832	91,675

Hybrid securities	—	—	106,351	8,214	106,351	8,214

Loan-backed and structured securities	1,530,747	12,379	694,016	19,586	2,224,763	31,965

Total bonds	$3,468,145	$29,588	$2,552,518	$103,889	$6,020,663	$133,477

Total number of securities in an unrealized loss position		328		257		585

Bonds - Total unrealized losses and OTTI increased by $437,983, or 328%, from December 31, 2017 to December 31, 2018. The increase in unrealized losses was across all asset classes and reflects higher interest rates at December 31, 2018 compared to December 31, 2017, resulting in lower valuations of these bonds.

Total unrealized losses greater than twelve months increased by $169,588 from December 31, 2017 to December 31, 2018. Industrial and miscellaneous account for 74%, or $201,312, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. The majority of these bonds continue to be designated as investment grade. Management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Loan-backed and structured securities account for 20%, or $53,417, of the unrealized losses and OTTI greater than twelve months at December 31, 2018. Of the $53,417 of unrealized losses and OTTI over twelve months on loan-backed and structured securities, 99% or $52,708 are on securities which continue to be designated as investment grade. The present value of cash flows expected to be collected is not less than amortized cost and management does not have the intent to sell these assets; therefore, an OTTI was not recognized in net income.

Loan-backed and structured securities

The Company had a concentration in loan-backed and structured securities of 19% and 18% of total invested assets at December 31, 2018 and 2017, respectively.

Derivative financial instruments

Derivative transactions are generally entered into pursuant to International Swaps and Derivatives Association (“ISDA”) Master Agreements with approved counterparties that provide for a single net payment to be made by one party to the other on a daily basis, periodic payment dates, or at the due date, expiration, or termination of the agreement.

The ISDA Master Agreements contain provisions that would allow the counterparties to require immediate settlement of all derivative instruments in a net liability position if the Company were to default on any debt obligations over a certain threshold. The aggregate fair value, inclusive of accrued income and expense, of derivative instruments with credit-risk-related contingent features that were in a net liability position was $36,177 and $106,038 as of December 31, 2018 and 2017, respectively. The Company had pledged collateral related to these derivatives of $0 and $42,750 as of December 31, 2018 and 2017, respectively, in the normal course of business. If the credit-risk-related contingent features were triggered on December 31, 2018 the fair value of assets that could be required to settle the derivatives in a net liability position was $36,177.

At December 31, 2018 and 2017, the Company had pledged $30,220 and $42,750, respectively, of unrestricted cash collateral to counterparties in the normal course of business, while other counterparties had pledged $71,280 and $14,332 of unrestricted cash collateral to the Company to satisfy collateral netting arrangements, respectively.

At December 31, 2018 and 2017, the Company had pledged U.S. Treasury bills in the amount of $8,197 and $3,215, respectively, with a broker as collateral for futures contracts.

Types of derivative instruments and derivative strategies

Interest rate contracts

Cash flow hedges

Interest rate swap agreements are used to convert the interest rate on certain debt securities and debt obligations from a floating rate to a fixed rate.

Not designated as hedging instruments

The Company enters into certain transactions in which derivatives are hedging an economic risk but hedge accounting is either not elected or the transactions are not eligible for hedge accounting. These derivative instruments include: exchange-traded interest rate swap futures, OTC interest rate swaptions, OTC interest rate swaps, exchange-traded Eurodollar interest rate futures and treasury interest rate futures. Certain of the Company’s OTC derivatives are cleared and settled through a central clearing counterparty while others are bilateral contracts between the Company and a counterparty.

The derivative instruments mentioned above are economic hedges and used to manage risk. These transactions are used to offset changes in liabilities including those in variable annuity products, hedge the economic effect of a large increase in interest rates, manage the potential variability in future interest payments due to a change in credited interest rates and the related change in cash flows due to increased surrenders, and manage interest rate risks of forecasted acquisitions of bonds and forecasted liability pricing.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Foreign currency contracts

Cross-currency swaps and foreign currency forwards are used to manage the foreign currency exchange rate risk associated with investments denominated in other than U.S. dollars. The Company uses cross-currency swaps to convert interest and principal payments on foreign denominated debt instruments into U.S. dollars. Cross-currency swaps may be designated as cash flow hedges; however, some are not eligible for hedge accounting. The Company uses foreign currency forwards to reduce the risk of foreign currency exchange rate changes on proceeds received on sales of foreign denominated debt instruments; however, hedge accounting is not elected.

Equity contracts

The Company uses futures on equity indices to offset changes in GLWB liabilities; however, they are not eligible for hedge accounting.

The following tables summarize derivative financial instruments:

	December 31, 2018
	Notional amount	Net book/adjusted carrying value (1)	Fair value (2)

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$22,300	$—	$6,248

Cross-currency swaps	886,018	55,808	39,109

Total derivatives designated as hedges	908,318	55,808	45,357

Derivatives not designated as hedges:

Interest rate swaps	636,500	(13,645)	(12,775)

Futures on equity indices	137,829	5,920	(786)

Interest rate futures	53,000	2,276	37

Interest rate swaptions	194,330	173	173

Cross-currency swaps	573,703	26,208	24,945

Total derivatives not designated as hedges	1,595,362	20,932	11,594

Total cash flow hedges, and derivatives not designated as hedges	$2,503,680	$76,740	$56,951

(1) The book/adjusted carrying value excludes accrued income and expense. The book/adjusted carrying value of all derivatives in an asset position is reported within other invested assets and the book/adjusted carrying value of all derivatives in a liability position is reported within other liabilities in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus.

(2) The fair value includes accrued income and expense.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2017
	Notional amount	Net book/adjusted carrying value	Fair value

Hedge designation/derivative type:

Derivatives designated as hedges:

Cash flow hedges:

Interest rate swaps	$388,800	$—	$28,725

Cross-currency swaps	800,060	4,710	(31,358)

Total cash flow hedges	1,188,860	4,710	(2,633)

Derivatives not designated as hedges:

Interest rate swaps	519,100	(3,911)	(3,911)

Futures on equity indices	22,074	857	77

Interest rate futures	60,700	2,358	(5)

Interest rate swaptions	164,522	75	75

Cross-currency swaps	612,733	(21,279)	(21,279)

Total derivatives not designated as hedges	1,379,129	(21,900)	(25,043)

Total cash flow hedges and derivatives not designated as hedges	$2,567,989	$(17,190)	$(27,676)

The following table presents net unrealized gains/(losses) on derivatives not designated as hedging instruments as reported in the Statutory Statements of Changes in Capital and Surplus:

	Net unrealized gain (loss) on derivatives recognized in surplus
	Year Ended December 31,
	2018	2017	2016

Derivatives not designated as hedging instruments:

Interest rate swaps	$(8,039)	$130	$(4,901)

Interest rate swaptions	198	(54)	196

Futures on equity indices	297	(363)	531

Interest rate futures	159	48	(37)

Cross-currency swaps	32,525	(39,021)	44,541

Total	$25,140	$(39,260)	$40,330

Securities Lending

Securities classified as industrial and miscellaneous with a cost or amortized cost of $47,218 and estimated fair values of $43,425 were on loan under the program at December 31, 2018. There were no securities on loan at December 31, 2017. The Company received cash of $45,102 as collateral at December 31, 2018.

The Company’s securities lending agreements are open agreements meaning the borrower can return and the Company can recall the loaned securities at any time.

The cash collateral received of $45,102 was reinvested into short-term repurchase agreements which are collateralized by U.S. government or U.S. government agency securities and mature in under 30 days.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Dollar Repurchase Agreements

Dollar repurchase agreements with a book/adjusted carrying value of $688,765 at December 31, 2018, was included with bonds in the Statutory Statement of Admitted Assets, Liabilities, Capital and Surplus. At December 31, 2018, the obligation of $664,650 to repurchase the agreements at a later date was recorded in repurchase agreements liabilities. The following table summarizes the securities underlying the dollar repurchase agreements at December 31, 2018:

	December 31, 2018
Issuer	Book/adjusted carrying value	Fair value	Maturity

FHLMC	$66,283	$64,754	1/1/2034

FHLMC	482,628	471,162	1/1/2049

FNMA	35,506	34,925	1/1/2034

FNMA	104,348	101,971	1/1/2049

Total	$688,765	$672,812

There were no dollar repurchase agreements open at December 31, 2017.

The cash collateral of $664,791 related to the dollar repurchase agreement program at December 31, 2018 was primarily reinvested into investment grade corporate securities with a book/adjusted carrying value of $664,791 and fair value of $657,553, with maturities greater than 3 years.

Reverse Repurchase Agreements

The Company had short-term reverse repurchase agreements with book/adjusted carrying values of $11,200 and $23,200 at December 31, 2018 and December 31, 2017, respectively, with maturities of 2 days to 1 week. The fair value of securities acquired under the tri-party agreement and held on the Company’s behalf was $11,424 and $23,664 at December 31, 2018 and December 31, 2017, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Restricted Assets

The following tables summarize collateral pledged by the Company and investments on deposit or in trust accounts controlled by various state insurance departments in accordance with statutory requirements:

	December 31, 2018
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:

Collateral held under security lending arrangements	$45,102	$—	$—	$—	$45,102	$—	$45,102	$—	$45,102	0.08%	0.08%

Subject to repurchase agreements	—	—	—	—	—	—	—	—	—	0.00%	0.00%

Subject to reverse repurchase agreements	11,200	—	—	—	11,200	23,200	(12,000)	—	11,200	0.02%	0.02%
Subject to dollar repurchase agreements	688,765	—	—	—	688,765	—	688,765	—	688,765	1.23%	1.23%

On deposit with states	4,443	—	—	—	4,443	4,351	92	—	4,443	0.01%	0.01%

On deposit with other regulatory bodies	603	—	—	—	603	627	(24)	—	603	0.00%	0.00%

Pledged as collateral not captured in other categories:

Futures margin deposits	8,197	—	—	—	8,197	3,388	4,809	—	8,197	0.02%	0.02%

Other collateral	5,320	—	—	—	5,320	—	5,320	—	5,320	0.01%	0.01%

Derivative cash collateral	30,220	—	—	—	30,220	42,751	(12,531)	—	30,220	0.05%	0.05%

Other restricted assets	1,259	—	—	—	1,259	228	1,031	—	1,259	0.00%	0.00%

Total Restricted Assets	$795,109	$—	$—	$—	$795,109	$74,545	$720,564	$—	$795,109	1.42%	1.43%

	December 31, 2017
	Gross (Admitted & Non-admitted) Restricted									Percentage
	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total	Total From Prior Year	Increase/ (Decrease)	Total Non- admitted Restricted	Total Admitted Restricted	Gross (Admitted & Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Restricted Asset Category:
Subject to reverse repurchase agreements	$23,200	$—	$—	$—	$23,200	$—	$23,200	$—	$23,200	0.000%	0.000%

On deposit with states	4,351	—	—	—	4,351	4,350	1	—	4,351	0.000%	0.000%

On deposit with other regulatory bodies	627	—	—	—	627	513	114	—	627	0.000%	0.000%

Other restricted assets	228	—	—	—	228	581	(353)	—	228	0.000%	0.000%

Pledged as collateral not captured in other categories:

Futures margin deposits	3,215	—	173	—	3,388	3,570	(182)	—	3,388	0.000%	0.000%

Derivative cash collateral	42,750	—	1	—	42,751	—	42,751	—	42,751	0.000%	0.000%

Total Restricted Assets	$74,371	$—	$174	$—	$74,545	$9,014	$65,531	$—	$74,545	0.000%	0.000%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Net Investment Income

The following table summarizes net investment income:

	Years Ended December 31,
	2018	2017 2016

Bonds	$822,645	$817,282	$787,272

Common stock	221	425	633

Mortgage loans	169,415	164,055	151,505

Real estate	26,557	25,979	25,401

Contract loans	199,507	198,672	198,846

Cash, cash equivalents and short-term investments	4,749	6,556	7,030

Derivative instruments	16,308	16,216	10,029

Other invested assets	125,821	100,134	116,701

Miscellaneous	1,896	4,552	1,761

Gross investment income	1,367,119	1,333,871	1,299,178

Expenses	(59,732)	(66,908)	(63,337)

Net investment income	$1,307,387	$1,266,963	$1,235,841

The amount of interest incurred and charged to investment expense during the years ended December 31, 2018, 2017 and 2016 was $22,070, $29,278 and $31,042, respectively.

The following table summarizes net realized capital gains (losses) on investments net of federal income tax and interest maintenance reserve transfer:

	Year Ended December 31,
	2018	2017	2016

Net realized capital gains (losses), before federal income tax	$4,905	$(19,270)	$46,048

Less: Federal income tax	1,030	(6,745)	16,117

Net realized capital gains (losses), before IMR transfer	3,875	(12,525)	29,931
Net realized capital gains (losses) transferred to IMR, net of federal income tax of ($1,781), ($7,032) and $16,707, respectively	(6,701)	(13,060)	31,027

Net realized capital gains (losses), net of federal income tax expense (benefit) of $2,811, $287 and ($590), respectively, and IMR transfer	$10,576	$535	$(1,096)

Concentrations

The Company had the following bond concentrations based on total invested assets:

	Concentration by type
	December 31,
	2018	2017

Industrial and miscellaneous	56%	56%

	Concentration by industry
	December 31,
	2018	2017

Financial services	14%	13%

Utilities	8%	10%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Mortgage Loans

The recorded investment of the commercial mortgage loan portfolio categorized as performing was $4,207,611 and $3,872,084 as of December 31, 2018 and 2017, respectively. These mortgages were current as of December 31, 2018 and 2017.

The maximum lending rates for commercial mortgage loans originated during the years ended December 31, 2018 and 2017 were 4.61% and 4.23%, respectively. The minimum lending rates for commercial mortgage loans originated during the years ended December 31, 2018 and 2017 were 3.51% and 3.17%, respectively.

During 2018 and 2017, the maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 69% and 69%, respectively.

The following table summarizes activity in the commercial mortgage provision allowance for the years ended December 31, 2018 and 2017:

	Year ended December 31,

	2018	2017

Beginning balance	$745	$2,713

Additions charged to operations	—	157

Direct write-downs charged against the allowances	—	(600)

Recoveries of amounts previously charged off	—	(1,525)

Ending balance	$745	$745

The following tables present concentrations of the total commercial mortgage portfolio:

	Concentration by type

	December 31,

	2018	2017

Multi-family	37%	39%

Industrial	29%	25%

Office	17%	17%

Retail	10%	11%

Other	7%	8%

	100%	100%

	Concentration by geographic area

	December 31,

	2018	2017

Pacific	35%	36%

East North Central	18%	16%

South Atlantic	14%	13%

Middle Atlantic	10%	11%

Mountain	9%	10%

Other	8%	8%

West South Central	6%	6%

	100%	100%

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Troubled Debt Restructuring

After being impaired in 2016, a security classified as industrial and miscellaneous was subject to a troubled debt restructuring in August 2017, under which the original security with a recorded investment, after impairments, of $11,710 was extinguished in exchange for new assets. Cash, equities, receivable and debt in the amounts of $1,887, $6,591, $164 and $3,068, respectively, were acquired in full satisfaction of the original debt. The new debt has extended the maturity date from December 30, 2017 to August 1, 2022 and the interest rate increased from 7% to 8%. Upon consummation of the troubled debt restructuring, a total realized capital loss of $7,789 was recorded in the “Net realized capital gains (losses) less capital gains tax and transfers to interest maintenance reserve” line on the Statutory Statements of Operations. There were no payment defaults recognized on previously restructured investments.

5. Fair Value Measurements

The following tables summarize the fair value hierarchy for all financial instruments and invested assets:

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2018
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Total (All Levels)

Bonds	$20,688,043	$20,654,118	$—	$20,666,851	$21,192	$—	$20,688,043

Common stock	35,635	35,635	35,635	—	—	—	35,635

Mortgage loans	4,176,880	4,206,865	—	4,176,880	—	—	4,176,880

Real estate	137,700	38,962	—	—	137,700	—	137,700

Cash, cash equivalents and short-term investments	228,997	229,003	188,283	40,714	—	—	228,997

Contract loans	4,122,637	4,122,637	—	4,122,637	—	—	4,122,637

Other long-term invested assets	392,232	338,837	—	319,299	31	72,902	392,232

Securities lending collateral assets	45,102	45,102	—	45,102	—	—	45,102

Collateral under derivative counterparty collateral agreements	101,561	101,561	101,561	—	—	—	101,561

Other collateral	9,315	9,315	9,315	—	—	—	9,315

Receivable for securities	9,654	9,654	—	9,654	—	—	9,654

Derivative instruments	114,612	115,922	66	114,546	—	—	114,612

Separate account assets	24,639,265	24,654,916	13,236,266	10,975,973	—	427,026	24,639,265

Total assets	$54,701,633	$54,562,527	$13,571,126	$40,471,656	$158,923	$499,928	$54,701,633

Liabilities:

Deposit-type contracts	$196,778	$189,895	$—	$196,778	$—	$—	$196,778

Commercial paper	98,859	98,859	—	98,859	—	—	98,859

Payable under securities lending agreements	45,102	45,102	—	45,102	—	—	45,102

Collateral under derivative counterparty collateral agreements	71,280	71,280	71,280	—	—	—	71,280

Other collateral	3,995	3,995	3,995	—	—	—	3,995

Payable for securities	11,096	11,096	—	11,096	—	—	11,096

Derivative instruments	57,660	47,378	814	56,846	—	—	57,660

Dollar repurchase agreements	664,650	664,650	—	664,650	—	—	664,650

Separate account liabilities	251,806	251,806	44	251,762	—	—	251,806

Total liabilities	$1,401,226	$1,384,061	$76,133	$1,325,093	$—	$—	$1,401,226

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

			Fair Value Measurements at Reporting Date

Type of financial instrument			December 31, 2017
Assets:	Aggregate fair value	Admitted assets and liabilities	(Level 1)	(Level 2)	(Level 3)	Total (All Levels)

Bonds	$20,777,543	$19,944,862	$—	$20,750,605	$26,938	$20,777,543

Mortgage loans	3,858,883	3,871,338	—	3,858,883	—	3,858,883

Real estate	137,526	37,768	—	—	137,526	137,526

Cash, cash equivalents and short-term investments	242,084	242,084	198,869	43,215	—	242,084

Contract loans	4,078,669	4,078,669	—	4,078,669	—	4,078,669

Other long-term invested assets	412,019	325,181	—	363,198	48,821	412,019

Collateral under derivative counterparty collateral agreements	57,420	57,420	57,420	—	—	57,420

Receivable for securities	23,760	23,135	—	23,760	—	23,760

Derivative instruments	78,431	68,439	98	78,333	—	78,431

Separate account assets	28,222,102	28,197,126	16,058,519	12,163,583	—	28,222,102

Total assets	$57,888,437	$56,846,022	$16,314,906	$41,360,246	$213,285	$57,888,437

Liabilities:

Deposit-type contracts	$219,909	$206,134	$—	$219,909	$—	$219,909

Commercial paper	99,886	99,886	—	99,886	—	99,886

Collateral under derivative counterparty collateral agreements	14,332	14,332	14,332	—	—	14,332

Payable for securities	2,364	2,364	—	2,364	—	2,364

Derivative instruments	106,106	88,843	26	106,080	—	106,106

Separate account liabilities	409,275	409,275	9	409,266	—	409,275

Total liabilities	$851,872	$820,834	$14,367	$837,505	$—	$851,872

Bonds and common stock

The fair values for bonds and common stock are generally based upon evaluated prices from independent pricing services. In cases where these prices are not readily available, fair values are estimated by the Company. To determine estimated fair value for these instruments, the Company generally utilizes discounted cash flow models with market observable pricing inputs such as spreads, average life, and credit quality. Fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty.

Mortgage loans

Mortgage loan fair value estimates are generally based on discounted cash flows. A discount rate matrix is used where the discount rate valuing a specific mortgage generally corresponds to that mortgage’s remaining term and credit quality. Management believes the discount rate used is comparable to the credit, interest rate, term, servicing costs, and risks of loans similar to the portfolio loans that the Company would make today given its internal pricing strategy.

Real estate

The estimated fair value for real estate is based on the unadjusted appraised value which includes factors such as comparable property sales, property income analysis, and capitalization rates.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper

The amortized cost of cash, cash equivalents, short-term investments, collateral receivable and payable under securities lending agreements, receivable and payable for securities, dollar repurchase agreements and commercial paper is a reasonable estimate of fair value due to their short-term nature and the high credit quality of the issuers, counterparties and obligor. Cash equivalent investments also include money market funds that are valued using unadjusted quoted prices in active markets.

Contract loans

The Company believes the fair value of contract loans approximates book value. Contract loans are funds provided to contract holders in return for a claim on the contract. The funds provided are limited to the cash surrender value of the underlying contract. The nature of contract loans is to have a negligible default risk as the loans are fully collateralized by the value of the contract. Contract loans do not have a stated maturity and the balances and accrued interest are repaid either by the contractholder or with proceeds from the contract. Due to the collateralized nature of contract loans and unpredictable timing of repayments, the Company believes the fair value of contract loans approximates carrying value.

Other long-term invested assets

The fair values of other long-term invested assets are based on the specific asset type. Other invested assets that are held as bonds, such as surplus notes, are primarily valued the same as bonds. For low-income housing tax credits, amortized cost approximates fair value.

Limited partnership interests represent the Company’s minority ownership interests in pooled investment funds. These funds employ varying investment strategies that primarily make private equity investments across diverse industries and geographical focuses. The net asset value, determined using the partnership financial statement reported capital account adjusted for other relevant information, which may impact the exit value of the investments, is used as a practical expedient to estimate fair value. Distributions by these investments are generated from investment gains, from operating income generated by the underlying investments of the funds and from liquidation of the underlying assets of the funds, which are estimated to be liquidated over the next one to 10 years. In the absence of permitted sales of its ownership interest, the Company will be redeemed out of the partnership interests through distributions.

Collateral under derivative counterparty collateral agreements and other collateral

Included in other assets is cash collateral received from or pledged to counterparties and included in other liabilities is the obligation to return the cash collateral to the counterparties. The carrying value of the collateral is a reasonable estimate of fair value.

Derivative instruments

The estimated fair values of OTC derivatives, primarily consisting of cross-currency swaps, interest rate swaps and interest rate swaptions, are the estimated amount the Company would receive or pay to terminate the agreements at the end of each reporting period, taking into consideration current interest rates and other relevant factors.

Separate account assets

Separate account assets and liabilities primarily include investments in mutual funds, unregistered funds, most of which are not subject to redemption restrictions, bonds, and short-term securities. Mutual funds and unregistered funds are recorded at net asset value, which approximates fair value, on a daily basis. The bond and short-term investments are valued in the same manner, and using the same pricing sources and inputs as the bond and short-term investments of the Company.

Deposit-type contracts

Fair values for liabilities under deposit-type insurance contracts are estimated using discounted liability calculations, adjusted to approximate the effect of current market interest rates for the assets supporting the liabilities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Fair value hierarchy

The following tables present information about the Company’s financial assets and liabilities carried at fair value and indicates the fair value hierarchy of the valuation techniques utilized by the Company to determine such fair value:

	Fair Value Measurements at Reporting Date

	December 31, 2018
				Net Asset Value	Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(NAV)	(All Levels)

Bonds

Industrial and miscellaneous	$—	$—	$1,275	$—	$1,275

Common stock

Mutual funds	30,969	—	—	—	30,969

Industrial and miscellaneous	4,666	—	—	—	4,666

Other invested assets

Limited partnerships	—	—	—	72,902	72,902

Derivatives

Interest rate swaps	—	8,964	—	—	8,964

Cross-currency swaps	—	39,705	—	—	39,705

Interest rate swaptions	—	173	—	—	173

Separate account assets (1)	13,212,700	9,887,836	—	427,026	23,527,562

Total assets	$13,248,335	$9,936,678	$1,275	$499,928	$23,686,216

Liabilities:

Derivatives

Interest rate swaps	$—	21,740	$—	$—	$21,740

Cross-currency swaps	—	14,760	—	—	14,760

Separate account liabilities (1)	44	251,762	—	—	251,806

Total liabilities	$44	$288,262	$—	$—	$288,306

(1) Includes only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

	Fair Value Measurements at Reporting Date

	December 31, 2017
				Total
Assets:	(Level 1)	(Level 2)	(Level 3)	(All Levels)

Bonds

Industrial and miscellaneous	$—	$—	$1,297	$1,297

States	—	228	—	228

Derivatives

Interest rate swaps	—	9,732	—	9,732

Cross-currency swaps	—	20,320	—	20,320

Interest rate swaptions	—	75	—	75

Separate account assets (1)	16,057,788	11,172,811	—	27,230,599

Total assets	$16,057,788	$11,203,166	$1,297	$27,262,251

Liabilities:

Derivatives

Interest rate swaps	$—	$13,643	$—	$13,643

Cross-currency swaps	—	41,599	—	41,599

Separate account liabilities (1)	9	409,266	—	409,275

Total liabilities	$9	$464,508	$—	$464,517

(1) Include only separate account investments which are carried at the fair value of the underlying invested assets or liabilities owned by the separate accounts.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

6.   Non-Admitted Assets

The following table summarizes the Company’s non-admitted assets:

	December 31, 2018			December 31, 2017
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$131,883	$—	$131,883	$109,948	$1,971	$107,977

Cash, cash equivalents and short-term investments	229,434	431	229,003	242,084	—	242,084

Other invested assets	607,793	1,006	606,787	569,702	3,515	566,187

Premiums deferred and uncollected	25,904	109	25,795	16,232	313	15,919

Deferred income taxes	340,645	190,148	150,497	382,188	232,873	149,315

Due from parent, subsidiaries and affiliate	94,542	44,435	50,107	110,901	43,546	67,355

Other prepaid assets	28,150	28,150	—	16,478	16,478	—

Capitalized internal use software	58,658	58,658	—	55,279	55,279	—

Furniture, fixtures and equipment	4,949	4,949	—	16,182	5,196	10,986

Reinsurance recoverable	8,468	378	8,090	7,090	—	7,090

Other assets	234,504	2,539	231,965	152,955	553	152,402

Total	$1,764,930	$330,803	$1,434,127	$1,679,039	$359,724	$1,319,315

The following table summarizes the Company’s aggregate Statement of Admitted Assets, Liabilities, Capital and Surplus values of all subsidiary, controlled and affiliated entities (“SCA”), except insurance SCA entities as follows:

	December 31, 2018			December 31, 2017
Type	Asset	Non- admitted asset	Admitted asset	Asset	Non- admitted asset	Admitted asset

Common stock	$13,544	$—	$13,544	$15,636	$1,971	$13,665

Other invested assets	143,533	975	142,558	151,318	1,610	149,708

Total	$157,077	$975	$156,102	$166,954	$3,581	$163,373

7.   Premiums Deferred and Uncollected

The following table summarizes the Company’s ordinary and group life insurance premiums and annuity considerations deferred and uncollected, both gross and net of loading:

	December 31, 2018		December 31, 2017
Type	Gross	Net of loading	Gross	Net of loading

Ordinary new business	$427	$221	$226	$64

Ordinary renewal business	31,069	25,544	20,681	16,095

Group life	32	30	(260)	(240)

Total	$31,528	$25,795	$20,647	$15,919

8.   Business Combination and Goodwill

The Company’s goodwill is the result of two types of transactions.

Goodwill that arises as a result of the acquisition of subsidiary limited liability companies is included in other invested assets in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. On August 29, 2014, the Company completed the acquisition of all of the voting equity interests in the J.P. Morgan Retirement Plan Services (“RPS”) large-market

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

recordkeeping business. This transaction was accounted for as a statutory purchase. Goodwill of $51,098 was recorded in other invested assets, which will be amortized over 10 years. At December 31, 2018 and 2017, the Company has $28,955 and $34,065, respectively, of admitted goodwill related to this acquisition. Goodwill amortization of $5,110 was recorded for the years ended December 31, 2018, 2017 and 2016.

Acquisition date	Cost of acquired entity	Original amount of admitted goodwill	Admitted goodwill as of December 31, 2018	Amount of goodwill amortized for the year ended December 31, 2018	Admitted goodwill as a % of SCA book/adjusted carrying value, gross of admitted goodwill

August 29, 2014	$64,169	$51,098	$28,955	$5,110	104.4%

In addition, goodwill that arises as a result of the acquisition of various assumption reinsurance agreements is included in goodwill in the accompanying Statutory Statement of Admitted Assets, Liabilities and Capital. At December 31, 2018 and 2017, this goodwill was fully amortized. During each of the years ended December 31, 2018, 2017 and 2016, the Company recorded $0, $977 and $12,929, respectively, of goodwill amortization related to these acquisitions.

9. Reinsurance

In the normal course of its business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and coinsurance contracts. The Company retains an initial maximum of $3,500 of coverage per individual life. This initial retention limit of $3,500 may increase due to automatic policy increases in coverage at a maximum rate of $175 per annum, with an overall maximum increase in coverage of $1,000.

Ceded reinsurance contracts do not relieve the Company from its obligations to policyholders. The failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

The Company assumes risk from approximately 40 insurers and reinsurers by participating in yearly renewable term and coinsurance pool agreements. When assuming risk, the Company seeks to generate revenue while maintaining reciprocal working relationships with these partners as they also seek to limit their exposure to loss on any single life.

Maximum capacity to be retained by the Company is dictated at the treaty level and is monitored annually to ensure the total risk retained on any one life is limited to a maximum retention of $4,500.

The Company did not have any write-offs for uncollectible reinsurance receivables during the years ended December 31, 2018 and 2017 for losses incurred, loss adjustment expenses incurred or premiums earned.

The Company does not have any uncollectible reinsurance, commutation of ceded reinsurance, or certified reinsurer downgraded of status subject to revocation.

10. Aggregate Reserves

Aggregate reserves are computed in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”) and the Commissioner’s Reserve Valuation Method (“CRVM”), the standard statutory reserving methodologies.

The significant assumptions used to determine the liability for future life insurance benefits are as follows:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Interest	- Life Insurance	2.25% to 6.00%

	- Annuity Funds	3.00% to 11.25%

	- Disability	2.50% to 6.00%

Mortality	- Life Insurance	Various valuation tables, primarily including 1941, 1958, 1980 and 2001 Commissioners Standard Ordinary (“CSO”) tables, and American Experience

	- Annuity Funds	Various annuity valuation tables, primarily including the GA 1951, 71, 83a and 2012 Individual Annuitant Mortality (“IAM”), Group Annuity Reserve (“GAR”) 94, 1971 and 1983 Group Annuity Mortality (“GAM”), and Annuity 2000

Morbidity	- Disability	1970 Intercompany DISA Group Disability Tables

The Company waives deduction of deferred fractional premiums upon the death of the insured. When surrender values exceed aggregate reserves, excess cash value reserves are held.

Policies issued at premium corresponding to ages higher than the true ages are valued at the rated-up ages. Policies providing for payment at death during certain periods of an amount less than the full amount of insurance, being policies subject to liens, are valued as if the full amount is payable without any deduction.

For policies issued with, or subsequently subject to, an extra premium payable annually, an extra reserve is held. The extra premium reserve is the unearned gross extra premium payable during the year if the policies are rated for reasons other than medical impairments. For medical impairments, the extra premium reserve is calculated as the excess of the reserve based on rated mortality over that based on standard mortality. All substandard annuities are valued at their true ages.

At December 31, 2018 and 2017, the Company had $3,904,519 and $4,354,703, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the Division.

Tabular interest, tabular interest on funds not involving life contingencies and tabular cost have been determined from the basic data for the calculation of aggregate reserves. Tabular less actual reserves released has been determined from basic data for the calculation of aggregate reserves and the actual reserves released.

The withdrawal characteristics of annuity reserves and deposit liabilities are as follows:

	December 31, 2018
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$850,240	$—	$—	$850,240	2.8%

At book value less current surrender charges of 5% or more	779,760	—	—	779,760	2.5%

At fair value	—	6,460,894	11,311,267	17,772,161	57.5%

Total with adjustment or at market value	1,630,000	6,460,894	11,311,267	19,402,161	62.8%

At book value without adjustment (minimal or no charge adjustment)	155,150	—	—	155,150	0.5%

Not subject to discretionary withdrawal	11,355,177	—	—	11,355,177	36.7%

Total gross	13,140,327	6,460,894	11,311,267	30,912,488	100.0%

Reinsurance ceded	1,479	—	—	1,479

Total, net	$13,138,848	$6,460,894	$11,311,267	$30,911,009

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2017
	General Account	Separate Account with Guarantees	Separate Account Non- guaranteed	Total	Percent of total gross

Subject to discretionary withdrawal:

With market value adjustment	$780,008	$—	$—	$780,008	2.3%

At book value less current surrender charges of 5% or more	716,402	—	—	716,402	2.1%

At fair value	—	6,914,918	14,390,470	21,305,388	62.4%

Total with adjustment or at market value	1,496,410	6,914,918	14,390,470	22,801,798	66.8%

At book value without adjustment (minimal or no charge adjustment)	159,104	—	—	159,104	0.5%

Not subject to discretionary withdrawal	11,181,649	—	—	11,181,649	32.7%

Total gross	12,837,163	6,914,918	14,390,470	34,142,551	100.0%

Reinsurance ceded	73,007	—	—	73,007

Total, net	$12,764,156	$6,914,918	$14,390,470	$34,069,544

The following information is obtained from the applicable exhibit in the Company’s December 31, 2018 and 2017 annual statements and related separate account annual statement, both of which are filed with the Division and is provided to reconcile annuity reserves and deposit funds to amounts reported in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus:

	December 31,
	2018	2017

Life and Accident and Health Annual Statement (net of reinsurance):

Annuities included in aggregate reserve for life policies and contracts	$12,936,341	$12,544,414

Supplementary contracts with life contingencies and other contracts included in aggregate reserve for life policies and contracts	12,611	13,608

Liability for deposit-type contracts	189,896	206,134

Subtotal - general account	13,138,848	12,764,156

Separate Accounts Annual Statement:

Annuities included in aggregate reserve for life policies and contracts	17,772,161	21,305,388

Total	$30,911,009	$34,069,544

11. Liability for Unpaid Claims and Claim Adjustment Expenses

Activity in the accident and health liability for unpaid claims and for claim adjustment expenses included in aggregate reserve for life policies and contracts and accident and health policies, excluding unearned premium reserves, is summarized as follows:

	2018	2017

Balance, January 1, net of reinsurance of $25,283 and $28,843	$243,517	$240,280

Incurred related to:

Current year	38,844	53,969

Prior year	6,634	(6,728)

Total incurred	45,478	47,241

Paid related to:

Current year	(10,375)	(6,896)

Prior year	(31,091)	(37,108)

Total paid	(41,466)	(44,004)

Balance, December 31, net of reinsurance of $19,082 and $25,283	$247,529	$243,517

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

Reserves for incurred claims and claim adjustment expenses attributable to insured events of prior years has increased (decreased) by $6,634 and $(6,728) during the years ended December 31, 2018 and 2017, respectively. The change in both years is the result of ongoing analysis of recent claim development trends.

12. Commercial Paper

The Company has a commercial paper program that is partially supported by a $50,000 credit facility agreement. The commercial paper has been given a rating of A-1+ by Standard & Poor’s Ratings Services and a rating of P-1 by Moody’s Investors Service, each being the highest rating available. The Company’s issuance of commercial paper is not used to fund daily operations and does not have a significant impact on the Company’s liquidity.

The following table provides information regarding the Company’s commercial paper program:

	December 31,
	2018	2017

Face value	$98,859	$99,886

Carrying value	$98,859	$99,886

Interest expense paid	$1,746	$974

Effective interest rate	2.5% - 2.7%	1.4% - 1.7%

Maturity range (days)	16 - 25	19 - 67

13. Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. The Company reported assets and liabilities from the following product lines into a separate account:

•	Individual Annuity Product
•	Group Annuity Product
•	Variable Life Insurance Product
•	Hybrid Ordinary Life Insurance Product
•	Individual Indexed-Linked Annuity Product

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classification of the following items are supported by Colorado Insurance Code Section 10-7-402:

•	Individual Annuity
•	Group Annuity
•	Variable Life Insurance Product

The following items are supported by direct approval by the Commissioner:

•	Hybrid Ordinary Life Insurance Product
•	Group Annuity - Custom Stable Value Asset Funds
•	Variable Life Insurance Product
•	Individual Indexed-Linked Annuity Product

The Company’s separate accounts invest in shares of Great-West Funds, Inc. and Putnam Funds, open-end management investment companies, which are related parties of the Company, and shares of other non-affiliated mutual funds. and government and corporate bonds.

Some assets within each of the Company’s separate accounts are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate accounts prevents such assets from being generally available to satisfy claims resulting from the general account.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

At December 31, 2018 and 2017, the Company’s separate account assets that are legally insulated from the general account claims are $24,652,973 and $28,192,883, respectively.

Some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $11,608, $12,581, $12,961, $12,542 and $12,171 for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively. No separate account guarantees were paid by the general account for the years ending December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

Separate accounts with guarantees

The Government Guaranteed Funds are separate accounts investing in fixed income securities backed by the credit of the U.S. Government, its agencies or its instrumentalities.

The Stable Asset Funds invest in investment-grade corporate bonds in addition to the above mentioned securities.

The Company also has separate accounts comprised of assets underlying variable universal life policies issued privately to accredited investors. The accounts invest in investment grade fixed income securities.

The Individual Indexed-Linked Annuity Product provides returns based on the performance of one or more indices and invests in fixed income securities. The returns from these securities are invested in derivative instruments which mimic the returns of select indices. There is also a return of premium death benefit guarantee to policyholders.

The Government Guaranteed Funds and Stable Asset Funds have a guaranteed minimum crediting rate of at least 0%. All of the above separate accounts provide a book value guarantee. Some of them also provide a death benefit of the greater of account balance or premium paid.

Distributions to a participant are based on the participant’s account balance and are permitted for the purpose of paying a benefit to a participant. Distributions for purposes other than paying a benefit to a participant may be restricted. Participants’ distributions are based on the amount of their account balance, whereas, distributions as a result of termination of the group annuity contract are based on net assets attributable to the contract and can be made to the group through (1) transfer of the underlying securities and any remaining cash balance, or (2) transfer of the cash balance after sale of the Fund’s securities.

Most guaranteed separate account assets and related liabilities are carried at fair value. Certain separate account assets are carried at book value based on the prescribed deviation from the Division.

Non-guaranteed separate accounts

The non-guaranteed separate accounts include unit investment trusts or series accounts that invest in diversified open-end management investment companies. These separate account assets and related liabilities are carried at fair value.

The investments in shares are valued at the closing net asset value as determined by the appropriate fund/portfolio at the end of each day. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some of the separate accounts provide an incidental death benefit of the greater of the policyholder’s account balance or premium paid and some provide an incidental annual withdrawal benefit for the life of the policyholder. Certain contracts contain provisions relating to a contingent deferred sales charge. In such contracts, charges will be made for total or partial surrender of a participant annuity account in excess of the “free amount” before the retirement date by a deduction from a participant’s account. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender.

The following tables provide information regarding the Company’s separate accounts:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Year Ended December 31, 2018
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$721,339	$1,900,171	$2,621,510

Reserves

For accounts with assets at:

Fair value	$7,286,636	$15,682,027	$22,968,663

Amortized cost	1,107,812	—	1,107,812

Total reserves	$8,394,448	$15,682,027	$24,076,475

By withdrawal characteristics:

At fair value	$7,286,636	$15,682,027	$22,968,663

At book value without fair value adjustment and with current surrender charge less than 5%	1,107,812	—	1,107,812

Total subject to discretionary withdrawals	$8,394,448	$15,682,027	$24,076,475

	Year Ended December 31, 2017
	Non-indexed guaranteed less than/equal to 4%	Non-guaranteed separate account	Total
Premiums, considerations or deposits	$560,537	$1,888,820	$2,449,357

Reserves

For accounts with assets at:

Fair value	$7,918,332	$18,643,242	$26,561,574

Amortized cost	958,780	—	958,780

Total reserves	$8,877,112	$18,643,242	$27,520,354

By withdrawal characteristics:

At fair value	$7,918,332	$18,643,242	$26,561,574

At book value without fair value adjustment and with current surrender charge less than 5%	958,780	—	958,780

Total subject to discretionary withdrawals	$8,877,112	$18,643,242	$27,520,354

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

	Year Ended December 31,
	2018	2017	2016

Transfers as reported in the Summary of Operations of the separate account statement:

Transfers to separate accounts	$2,621,510	$2,449,357	$2,686,225

Transfers from separate accounts	(5,198,817)	(4,417,525)	(3,561,699)

Net transfers from separate accounts	(2,577,307)	(1,968,168)	(875,474)

Reconciling adjustments:

Net transfer of reserves to separate accounts	1,464,314	1,023,384	773,253

Miscellaneous other	528	140	739

Net transfers as reported in the Statements of Operations	$(1,112,465)	$(944,644)	$(101,482)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

14.  Capital and Surplus, Dividend Restrictions, and Other Matters

On November 15, 2004, the Company issued a surplus note in the face amount of $195,000 to GWL&A Financial. The proceeds were used to redeem a $175,000 surplus note issued May 4, 1999 and for general corporate purposes. The new surplus note bears interest at the rate of 6.675% and is due November 14, 2034. The carrying amount of the surplus note was $194,558 and $194,530 at December 31, 2018 and 2017, respectively. Payments of principal and interest under this surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable only out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Subject to the foregoing restrictions on payment of principal and interest, (a) interest is payable on the principal sum of the surplus note semi-annually, in arrears, on May 14 and November 14 of each year, and (b) the surplus note may only be redeemed prior to its stated maturity in connection with (i) a mandatory redemption by the Company in the event of a redemption or acceleration by GWL&A Financial Inc., of its 6.675% junior subordinated deferrable debentures due November 14, 2034, or (ii) an optional redemption by the Company at any time on or after November 15, 2024. Interest paid on the note was $13,016 for all the years ended December 31, 2018, 2017 and 2016, respectively, bringing total interest paid from inception to December 31, 2018 to $182,227. The amount of unapproved principal and interest was $0 at December 31, 2018 and 2017.

On May 19, 2006, the Company issued a surplus note in the face amount and carrying amount of $333,400 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. Initially, the surplus note bore interest at the rate of 7.203% per annum, and was payable on each May 16 and November 16 until May 16, 2016. After May 16, 2016, the surplus note bears an interest rate of 2.588% plus the then current three-month London Interbank Offering Rate. The carrying amount of the surplus note was $0 and $333,400 at December 31, 2018 and 2017. The surplus note became redeemable by the company at the principal amount plus any accrued and unpaid interest after May 16, 2016. On June 15, 2018, this surplus note was redeemed in full. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note was $6,868, $12,721 and $16,137 for the year ended December 31, 2018, 2017 and 2016, respectively, bringing total interest paid from inception to December 31, 2018 to $262,875. The amount of unapproved principal and interest was $0 at December 31, 2018 and 2017.

On December 29, 2017, the Company issued a surplus note in the face amount and carrying amount of $12,000 to GWL&A Financial Inc. The proceeds were used for general corporate purposes. The surplus note bears an interest rate of 3.5% per annum. The note matures of December 29, 2027. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note during 2018, 2017 and 2016 amounted to $420, $2 and $0, respectively, bringing total interest paid from inception to December 31, 2018 to $422. The amount of unapproved principal and interest was $0 at December 31, 2018.

On May 17, 2018, the Company issued a surplus note in the face amount and carrying amount of $346,218 to GWL&A Financial Inc. The proceeds were used to redeem the $333,400 surplus note issued in 2006 and for general corporate purposes. The surplus note bears an interest rate of 4.881% per annum. The note matures on May 17, 2048. Payments of principal and interest under the surplus note can be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Such payments are payable out of surplus funds of the Company and only if at the time of such payment, and after giving effect to the making thereof, the financial condition of the Company is such that its surplus would not fall below two and one-half times the authorized control level as required by the most recent risk-based capital calculations. Interest paid on the note during 2018 and 2017 amounted to $10,515 and $0, respectively, bringing total interest paid from inception to December 31, 2018 to $10,515 The amount of unapproved principal and interest was $0 at December 31, 2018.

In the first quarter of 2018, the Company realized a $39,921 after tax gain on an interest rate swap that hedged the existing $333,400 surplus note. The Company adjusted the basis of the hedged item, in this case the surplus note, for the amount of the after tax gain. Further, the Company accounted for the redemption of the $333,400 surplus note and the issuance of the $346,218 surplus note in the second quarter as debt modification instead of debt extinguishment. Therefore, the after tax swap

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

gain will be amortized into income over the 30 year life of the new surplus note. Amortization of the gain during 2018, 2017 and 2016 amounted to $998, $0 and $0, respectively bringing the total amortization from inception to December 31, 2018 amounted to $998, leaving an unamortized balance of $38,923 in surplus as part of the surplus note amounts.

Interest paid to GWL&A Financial attributable to these surplus notes, was $30,819, $25,739 and $29,153 for the years ended December 31, 2018, 2017 and 2016, respectively.

As an insurance company domiciled in the State of Colorado, the Company is required to maintain a minimum of $2,000 of capital and surplus. In addition, the maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado, without prior approval of the Insurance Commissioner, is subject to restrictions relating to statutory capital and surplus and statutory net gain from operations. The Company may pay an amount less than $132,692 of dividends during the year ended December 31, 2019, without the prior approval of the Colorado Insurance Commissioner. Prior to any payment of dividends, the Company provides notice to the Colorado Insurance Commissioner. Dividends are non-cumulative.

The Company paid cash dividends on common stock during 2018 as follows: $24,000 on March 30, 2018 (ordinary); $20,000 on May 1, 2018 (extraordinary); $55,895 on May 17, 2018 (extraordinary); $30,000 on September 28, 2018 (extraordinary) and $22,400 on September 29, 2018 (extraordinary). Dividends during 2017 were paid as follows: $77,000 on March 15, 2017 (extraordinary); $60,301 on June 15, 2017 (ordinary); and $8,000 on September 29, 2017 (ordinary). Dividends are paid as determined by the Board of Directors, subject to the limitations described above.

The portion of unassigned funds (surplus) represented or (reduced) by each of the following items is:

	December 31,
	2018	2017

Unrealized gains (losses)	$152,801	$165,416

Non-admitted assets	(330,803)	(359,724)

Asset valuation reserve	(204,393)	(203,546)

Provision for reinsurance	(17)	(17)

Separate account business	(1,076)	(868)

Risk-based capital (“RBC”) is a regulatory tool for measuring the minimum amount of capital appropriate for a life, accident and health organization to support its overall business operations in consideration of its size and risk profile. The Division requires the Company to maintain minimum capital and surplus equal to the company action level as calculated in the RBC model. The Company exceeds the required amount.

15. Federal Income Taxes

The following table presents the components of the net admitted deferred tax asset (liability):

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Gross deferred tax assets	$368,917	$2,793	$371,710	$388,131	$16,580	$404,711	$(19,214)	$(13,787)	$(33,001)

Valuation allowance adjustment	—	—	—	—	—	—	—	—	—

Adjusted gross deferred tax asset	368,917	2,793	371,710	388,131	16,580	404,711	(19,214)	(13,787)	(33,001)

Deferred tax assets non-admitted	(189,578)	(570)	(190,148)	(228,728)	(4,145)	(232,873)	39,150	3,575	42,725

Net admitted deferred tax asset	179,339	2,223	181,562	159,403	12,435	171,838	19,936	(10,212)	9,724

Gross deferred tax liabilities	(31,065)	—	(31,065)	(22,523)	—	(22,523)	(8,542)	—	(8,542)

Net admitted deferred tax asset	$148,274	$2,223	$150,497	$136,880	$12,435	$149,315	$11,394	$(10,212)	$1,182

The Company admits deferred tax assets pursuant to paragraphs 11.a, 11.b.i, 11.b.ii, and 11.c, in SSAP No. 101. The following table presents the amount of deferred tax asset admitted under each component of SSAP No. 101:

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	December 31, 2018			December 31, 2017			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$2,224	$2,224	$—	$3,884	$3,884	$—	$(1,660)	$(1,660)

(b) Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation (lesser of (i) and (ii) below)	148,274		148,274	136,880	8,551	145,431	11,394	(8,551)	2,843

(i) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	148,274		148,274	136,880	8,551	145,431	11,394	(8,551)	2,843

(ii) Adjusted gross deferred tax assets expected allowed per limitation threshold			175,682			145,431	—	—	30,251

(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	31,065	—	31,065	22,523	—	22,523	8,542	—	8,542

Total deferred tax assets admitted as a result of the application of SSAP No. 101	$179,339	$2,224	$181,563	$159,403	$12,435	$171,838	$19,936	$(10,211)	$9,725

The following table presents the threshold limitations utilized in the admissibility of deferred tax assets under paragraph 11.b of SSAP No. 101:

	2018	2017

Ratio percentage used to determine recovery period and threshold limitation amount	867.76%	894.97%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$1,171,212	$969,537

The following table presents the impact of tax planning strategies:

	December 31, 2018 December 31, 2017				Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital

Adjusted gross deferred tax asset	$368,917	$2,793	$388,131	$16,580	$(19,214)	$(13,787)

% of adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross deferred tax assets	$179,339	$2,224	$159,403	$12,435	$19,936	$(10,211)

% of net admitted adjusted gross deferred tax asset by character attributable to tax planning strategies	—%	—%	—%	—%	—%	—%

The Company’s tax planning strategies do not include the use of reinsurance.

There are no temporary differences for which deferred tax liabilities are not recognized.

The components of current income taxes incurred include the following:

	Year Ended December 31,
	2018	2017	Change

Current income tax	$(17,604)	$50,584	$(68,188)

Federal income tax on net capital gains	1,030	(6,744)	7,774

Total	$(16,574)	$43,840	$(60,414)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Year Ended December 31,
	2017	2016	Change

Current income tax	$50,584	$(37,932)	$88,516

Federal income tax on net capital gains	(6,744)	16,117	(22,861)

Total	$43,840	$(21,815)	$65,655

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The tax effects of temporary differences, which give rise to the deferred income tax assets and liabilities are as follows:

	December 31,
Deferred income tax assets:	2018	2017	Change

Ordinary:

Reserves	$80,303	$65,831	$14,472

Investments	4,374	1,263	3,111

Deferred acquisition costs	76,759	77,369	(610)

Provision for dividends	3,399	4,593	(1,194)

Fixed assets	3,264	2,761	503

Compensation and benefit accrual	20,890	22,065	(1,175)

Receivables - non-admitted	13,991	12,737	1,254

Tax credit carryforward	131,409	168,567	(37,158)

Other	34,527	32,945	1,582

Total ordinary gross deferred tax assets	368,916	388,131	(19,215)

Valuation allowance adjustment	—	—	—

Total adjusted ordinary gross deferred tax assets	368,916	388,131	(19,215)

Non-admitted ordinary deferred tax assets	(189,578)	(228,728)	39,150

Admitted ordinary deferred tax assets	179,338	159,403	19,935

Capital:			—

Investments	2,793	16,580	(13,787)

Total capital gross deferred tax assets	2,793	16,580	(13,787)

Valuation allowance adjustment	—	—	—

Total adjusted gross capital deferred tax assets	2,793	16,580	(13,787)

Non-admitted capital deferred tax assets	(569)	(4,145)	3,576

Admitted capital deferred tax assets	2,224	12,435	(10,211)

Total admitted deferred tax assets	$181,562	$171,838	$9,724

Deferred income tax liabilities:

Ordinary:

Investments	$—	$(4,501)	$4,501

Premium receivable	(5,417)	(3,343)	(2,074)

Policyholder Reserves	(17,644)	(10,033)	(7,611)

Experience Refunds	(5,079)	—	(5,079)

Other	(2,925)	(4,646)	1,721

Total ordinary deferred tax liabilities	(31,065)	(22,523)	(8,542)

Net admitted deferred income tax asset	$150,497	$149,315	$1,182

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

	December 31,
	2018	2017	Change

Total deferred income tax assets	$371,710	$404,711	$(33,001)

Total deferred income tax liabilities	(31,065)	(22,523)	(8,542)

Net deferred income tax asset	$340,645	$382,188	(41,543)

Tax effect of unrealized capital gains (losses)			(260)

Other surplus			1,071

Change in net deferred income tax			$(40,732)

	December 31,
	2017	2016	Change

Total deferred income tax assets	$404,711	$521,431	$(116,720)

Total deferred income tax liabilities	(22,523)	(20,681)	(1,842)

Net deferred income tax asset	$382,188	$500,750	(118,562)

Tax effect of unrealized capital gains (losses)			6,427

Other surplus			1,607

Change in net deferred income tax			$(110,528)

The provision for federal income taxes and change in deferred income taxes differ from that which would be obtained by applying the statutory federal income tax rate of 21% and 35% to income before income taxes. The significant items causing this difference are as follows:

	December 31,
	2018	2017	2016

Income tax expense at statutory rate	$60,337	$77,023	$22,425

Federal tax rate change	—	132,029	—

Earnings from subsidiaries	(22,003)	(28,875)	(35,175)

Swap gain on debt refinancing	8,175	—	—

Dividend received deduction	(6,657)	(7,992)	(7,302)

Tax adjustment for interest maintenance reserve	(5,221)	(7,716)	(8,138)

Prior year adjustment	(4,124)	(1,881)	(2,032)

Tax effect on non-admitted assets	(3,476)	2,291	(1,111)

Tax credits	(2,901)	(908)	(21,212)

Income tax (benefit) on realized capital gain (loss)	1,030	(6,744)	16,117

Tax contingency	(607)	359	(99)

Other	(395)	(3,219)	(1,893)

Total	$24,158	$154,367	$(38,420)

	2018	2017	2016

Federal income taxes incurred	$(16,574)	$43,839	$(21,815)

Change in net deferred income taxes	40,732	110,528	(16,605)

Total income taxes	$24,158	$154,367	$(38,420)

On December 22, 2017, H.R. 1, the Tax Cuts and Jobs Act (the “Act”), was enacted. The legislation, which is generally effective for tax years beginning on January 1, 2018, represented significant U.S. tax reform and revised the Internal Revenue Code by, among other items, lowering the federal corporate income tax rate from 35% to 21% and modifying how the U.S.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

taxes multinational entities. Further, the Act changed how tax basis policy reserves, capitalized specified policy acquisition expenses, and the company’s share of the dividends received deduction and tax exempt interest are to be calculated.

Shortly after enactment, the Securities and Exchange Commission issued Staff Accounting Bulletin No. 118 (“SAB 118”) which provided US GAAP guidance on the accounting for the Act’s impact at December 31, 2017. A reporting entity could recognize provisional amounts, where the necessary information was not available, prepared or analyzed (including computations) in reasonable detail or where additional guidance was needed from the taxing authority to determine the appropriate application of the Act. A reporting entity’s provisional impact analysis was to be adjusted within the 12 month measurement period provided for under SAB 118. The Statutory Accounting Working Group subsequently provided informal interpretative guidance allowing for statutory accounting conformity with the SAB 118 US GAAP guidance.

The Company’s accounting for the income tax effects of the Act is complete as of the period ended December 31, 2018, and no material measurement period adjustments were recognized during the 2018 reporting period.

As of December 31, 2018, the Company had no operating loss carryforwards.

As of December 31, 2018, the Company has Guaranteed Federal Low Income Housing tax credit carryforwards of $111,328. These credits will begin to expire in 2030.

As of December 31, 2018, the Company has foreign tax credit carryforwards of $20,082. These credits will begin to expire in 2020.

The following are income taxes incurred in prior years that will be available for recoupment in the event of future net losses:

Year Ended December 31, 2018	$4,146

Year Ended December 31, 2017	13,328

The Company has no deposits admitted under Section 6603 of the Internal Revenue Code.

The Company’s federal income tax return is consolidated with the following entities (the “U.S. Consolidated Group”):

Great-West Lifeco U.S. LLC

Emjay Corporation

GWFS Equities, Inc.

GWL&A Financial Inc.

Great-West Life & Annuity Insurance Company of South Carolina

Great-West Life & Annuity Insurance Company of New York

Putnam Investments, LLC

Putnam Acquisition Financing, Inc.

Putnam Retail Management, LP

Putnam Retail Management GP, Inc.

Putnam Advisory Company, LLC

Putnam Advisory Holdings, LLC

Putnam Fiduciary Trust Company

Putnam Investor Services, Inc.

PanAgora Holdings, Inc

PanAgora Asset Management, Inc.

Putnam Advisory Holdings II, LLC

FASCore, LLC

Advised Assets Group, LLC

Great-West Trust Company, LLC

Great-West Capital Management, LLC

The Company, GWL&A NY and GWSC (“GWLA Subgroup”) are life insurance companies who form a life subgroup under the consolidated return regulations. These regulations determine whether the taxable income or losses of this subgroup may offset or be offset with the taxable income or losses of other non-life entities.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The GWLA Subgroup accounts for income taxes on the modified separate return method on each of their separate company, statutory financial statements. Under this method, current and deferred tax expense or benefit is determined on a standalone basis; however the Company also considers taxable income or losses from other members of the GWLA Subgroup when determining its deferred tax assets and liabilities, and in evaluating the realizability of its deferred tax assets.

The method of settling income tax payables and receivables (“Tax Sharing Agreement”) among the U.S. consolidated group is subject to a written agreement approved by the Board of Directors, whereby settlement is made on a separate return basis (i.e., the amount that would be due to or from a jurisdiction had an actual separate return been filed) except for the current utilization of any net operating losses and other tax attributes by members of the U.S. Consolidated Group, which can lead to receiving a payment when none would be received from the jurisdiction had a real separate tax return been required. The GWLA Subgroup has a policy of settling intercompany balances as soon as practical after the filing of the federal consolidated return or receipt of the income tax refund from the Internal Revenue Service (“I.R.S.”).

The Company determines income tax contingencies in accordance with Statement of Statutory Accounting Principles No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”) as modified by SSAP 101. As of December 31, 2018 the amount of tax contingencies computed in accordance with SSAP No. 5R is $0, with the exception of interest and penalties. The Company does not expect a significant increase in tax contingencies within the 12 month period following the balance sheet date.

The Company recognizes accrued interest and penalties related to tax contingencies in current income tax expense. During the years ended December 31, 2018 and 2017, the Company recognized approximately $607 and $359 of benefit and expense, respectively, from interest and penalties related to the uncertain tax positions. The Company had $314 and $921 accrued for the payment of interest and penalties at December 31, 2018 and 2017, respectively.

The Company files income tax returns in the U.S. federal jurisdiction and various states. With few exceptions, the Company is no longer subject to U.S. federal income tax examinations by the I.R.S. for years 2014 and prior. Tax years 2015 through 2017 are open to federal examination by the I.R.S. The Company does not expect significant increases or decreases to tax contingencies relating to federal, state or local audits.

The Company does not have any outstanding AMT credits as of the filing of the 2017 tax return.

The Company does not have any foreign operations as of the periods ended December 31, 2017 and December 31, 2018 and therefore is not subject to the Repatriation Transition Tax or the tax on Global Intangible Low-Taxed Income.

16. Employee Benefit Plans

Post-Retirement Medical and Supplemental Executive Retirement Plans

The Company sponsors an unfunded Post-Retirement Medical Plan (the “Medical Plan”) that provides health benefits to retired employees who are not Medicare eligible. The Medical Plan is contributory and contains other cost sharing features which may be adjusted annually for the expected general inflation rate. The Company’s policy is to fund the cost of the Medical Plan benefits in amounts determined at the discretion of management.

The Company also provides Supplemental Executive Retirement Plans to certain key executives. These plans provide key executives with certain benefits upon retirement, disability or death based upon total compensation. The Company has purchased individual life insurance policies with respect to employees covered by these plans. The Company is the owner and beneficiary of the insurance contracts.

A December 31 measurement date is used for the employee benefit plans.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following tables provide a reconciliation of the changes in the benefit obligations, fair value of plan assets and the underfunded status for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Change in projected benefit obligation:

Benefit obligation, January 1	$19,329	$19,031	$40,921	$44,501	$60,250	$63,532

Service cost	1,425	1,457	—	(16)	1,425	1,441

Interest cost	703	758	1,357	1,620	2,060	2,378

Actuarial (gain) loss	(1,511)	(1,216)	(2,316)	(1,872)	(3,827)	(3,088)

Regular benefits paid	(407)	(701)	(2,400)	(3,336)	(2,807)	(4,037)

Amendment	—	—	—	24	—	24

Benefit obligation and under funded status, December 31	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250

Accumulated benefit obligation	$19,539	$19,329	$37,562	$40,921	$57,101	$60,250

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Change in plan assets:

Value of plan assets, January 1	$—	$—	$—	$—	$—	$—

Employer contributions	407	701	2,400	3,337	2,807	4,038

Regular benefits paid	(407)	(701)	(2,400)	(3,337)	(2,807)	(4,038)

Value of plan assets, December 31	$—	$—	$—	$—	$—	$—

The following table presents amounts recognized in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017

Amounts recognized in the statutory statements of admitted assets, liabilities, capital and surplus:

Accrued benefit liability	$(20,534)	$(18,078)	$(40,091)	$(40,855)	$(60,625)	$(58,933)

Liability for pension benefits	995	(1,251)	2,529	(66)	3,524	(1,317)

Total other liabilities	$(19,539)	$(19,329)	$(37,562)	$(40,921)	$(57,101)	$(60,250)

Unassigned surplus (deficit)	$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents amounts not yet recognized in the statements of financial position for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	December 31,		December 31,		December 31,
	2018	2017	2018	2017	2018	2017

Unrecognized net actuarial gain (loss)	$5,152	$3,723	$3,428	$1,157	$8,580	$4,880

Unrecognized prior service cost	(4,157)	(4,974)	(899)	(1,223)	(5,056)	(6,197)

The following table presents amounts in unassigned funds recognized as components of net periodic benefit cost for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan		Supplemental Executive Retirement Plan		Total
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2018	2017	2018	2017	2018	2017

Items not yet recognized as component of net periodic cost on January 1,	$(1,251)	$(3,021)	$(66)	$(2,360)	$(1,317)	$(5,381)

Prior service cost recognized in net periodic cost	817	587	324	501	1,141	1,088

(Gain) loss recognized in net periodic cost	(82)	(33)	(45)	(54)	(127)	(87)

Gain (loss) arising during the year	1,511	1,216	2,316	1,847	3,827	3,063

Items not yet recognized as component of net periodic cost on December 31	$995	$(1,251)	$2,529	$(66)	$3,524	$(1,317)

The following table provides information regarding amounts in unassigned funds that are expected to be recognized as components of net periodic benefit costs during the year ended December 31, 2019:

	Post-Retirement Medical Plan	Supplemental Executive Retirement Plan	Total

Net actuarial gain	$217	$50	$267

Prior service cost	(817)	(300)	(1,117)

The expected benefit payments for the Company’s Post-Retirement Medical and Supplemental Executive Retirement plans for the years indicated are as follows:

	2019	2020	2021	2022	2023	2024 through 2028

Post-retirement medical plan	$961	$959	$1,054	$1,123	$1,234	$7,119

Supplemental executive retirement plan	2,347	2,530	2,473	10,206	5,701	9,085

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table presents the components of net periodic cost (benefit):

	Post-Retirement Medical Plan			Supplemental Executive Retirement Plan			Total

	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,

	2018	2017	2016	2018	2017	2016	2018	2017	2016

Components of net periodic cost (benefit):

Service cost	$1,425	$1,457	$1,246	$—	$(16)	$294	$1,425	$1,441	$1,540

Interest cost	703	758	713	1,356	1,620	1,775	2,059	2,378	2,488

Amortization of unrecognized prior service cost	817	587	150	324	501	501	1,141	1,088	651

Amortization of gain from prior periods	(82)	(33)	(137)	(45)	(54)	(61)	(127)	(87)	(198)

Net periodic cost	$2,863	$2,769	$1,972	$1,635	$2,051	$2,509	$4,498	$4,820	$4,481

The following tables present the assumptions used in determining benefit obligations of the Post-Retirement Medical and the Supplemental Executive Retirement plans at December 31, 2018 and 2017:

	Post-Retirement Medical Plan

	December 31,

	2018	2017

Discount rate	4.34%	3.63%

Initial health care cost trend	6.25%	6.50%

Ultimate health care cost trend	5.00%	5.00%

Year ultimate trend is reached	2024	2024

	Supplemental Executive Retirement Plan

	December 31,

	2018	2017

Discount rate	4.16%	3.43%

Rate of compensation increase	N/A	4.00%

During 2018, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2018).

During 2017, the Company adopted the Society of Actuaries Morality Improvement Scale (MP-2017).

The following tables present the weighted average interest rate assumptions used in determining the net periodic benefit/cost of the Post-Retirement Medical and the Supplemental Executive Retirement plans:

	Post-Retirement Medical Plan

	Year Ended December 31,

	2018	2017

Discount rate	3.63%	4.05%

Initial health care cost trend	6.50%	6.75%

Ultimate health care cost trend	5.00%	5.00%

Year ultimate trend is reached	2024	2024

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

	Supplemental Executive Retirement Plan

	Year Ended December 31,

	2018	2017

Discount rate	3.43%	3.80%

Rate of compensation increase	4.00%	4.00%

The discount rate has been set based on the rates of return on high-quality fixed-income investments currently available and expected to be available during the period the benefits will be paid. In particular, the yields on bonds rated AA or better on the measurement date have been used to set the discount rate.

The following table presents the impact on the Post-Retirement Medical Plan that one-percentage-point change in assumed health care cost trend rates would have on the following:

	One percentage point increase	One percentage point decrease

Increase (decrease) on total service and interest cost on components	$357	$(297)

Increase (decrease) on post-retirement benefit obligations	2,417	(2,075)

Beginning December 31, 2012, the Company began participation in the pension plan sponsored by GWL&A Financial. During 2017, that plan froze all future benefit accruals for pension-eligible participants as of December 31, 2017. The Company’s share of net expense for the pension plan was $3,057, $0 and $0 during the years ended December 31, 2018, 2017 and 2016.

In August 2017, the Company filed an application for a compliance statement from the IRS under their Voluntary Correction Program with respect to operational matters under the pension plan. The IRS issued a compliance statement approving the Company’s request in November 2018. The corrective measure will result in a payment of approximately $7 million to the plan in 2019.

The Company offers unfunded, non-qualified deferred compensation plans to a select group of executives, management and highly compensated individuals. Participants defer a portion of their compensation and realize potential market gains / losses or interest on the amount deferred. The programs are not qualified under Section 401 of the Internal Revenue Code. Participant balances, which are included in Amounts withheld or retained by company as agent or trustee in the accompanying statutory financial statements, are $35,588 and $33,454 at December 31, 2018 and 2017, respectively.

The Company sponsors a qualified defined contribution benefit plan covering all employees. Under this plan, employees may contribute a percentage of their annual compensation to the plan up to certain maximums, as defined by the plan and by the Internal Revenue Service (“IRS”). Currently, the Company matches a percentage of employee contributions in cash. The Company recognized $11,935, $8,713 and $7,275 in expense related to this plan for the years ended December  31, 2018, 2017 and 2016, respectively.

17. Share-Based Compensation

Equity Awards

Lifeco, of which the Company is an indirect wholly-owned subsidiary, maintains the Great-West Lifeco Inc. Stock Option Plan (the “Lifeco plan”) that provides for the granting of options on its common shares to certain of its officers and employees and those of its subsidiaries, including the Company. Options are granted with exercise prices not less than the average market price of the shares on the five days preceding the date of the grant. The Lifeco plan provides for the granting of options with varying terms and vesting requirements with vesting commencing on the first anniversary of the grant, exercisable within 10 years from the date of grant. Compensation expense is recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

Termination of employment prior to the vesting of the options results in the forfeiture of the unvested options, unless otherwise determined by the Human Resources Committee. At its discretion, the Human Resources Committee may vest the unvested options of retiring option holders, with the options exercisable within five years from the date of retirement. In such event, the Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

accelerates the recognition period to the date of retirement for any unrecognized share-based compensation cost related thereto and recognizes it in its earnings at that time.

Liability Awards

The Company maintains a Performance Share Unit Plan (“PSU plan”) for officers and employees of the Company. Under the PSU plan, “performance share units” are granted to certain of its officers and employees of the Company. Each performance unit has a value equal to one share of Lifeco common stock and is subject to adjustment for cash dividends paid to Lifeco stockholders, Company earnings results as well as stock dividends and splits, consolidations and the like that affect shares of Lifeco common stock outstanding.

If the performance share units vest, they are payable in cash equal to the average closing price of Lifeco common stock for the 20 trading days prior to the date following the last day of the three-year performance period. The estimated fair value of the performance unit is based on the average closing price of Lifeco common stock for the 20 trading days prior to the grant. The performance share units generally vest in their entirety at the end of the three years performance period based on continued service. The PSU plan contains a provision that permits all unvested performance share units to become vested upon death or retirement. Changes in the fair value of the performance share units that occur during the vesting period is recognized as compensation cost over that period.

Performance share units are settled in cash and are recorded as liabilities until payout is made. Unlike share-settled awards, which have a fixed grant-date fair value, the fair value of unsettled or unvested liabilities awards is remeasured at the end of each reporting period based on the change in fair value of one share of Lifeco common stock. The liability and corresponding expense are adjusted accordingly until the award is settled.

Compensation Expense Related to Share-Based Compensation

The compensation expense related to share-based compensation was as follows:

	Year Ended December 31,

	2018	2017	2016

Lifeco Stock Plan	$768	$1,451	$2,113

Performance Share Unit Plan	5,388	7,207	5,318

Total compensation expense	$6,156	$8,658	$7,431

Income tax benefits	$1,243	$2,831	$2,445

During the year ended December 31, 2018, 2017 and 2016, the Company had $26, $769 and $555 respectively, income tax benefits realized from stock options exercised.

The following table presents the total unrecognized compensation expense related to share-based compensation at December 31, 2018 and the expected weighted average period over which these expenses will be recognized:

	Expense	Weighted average period (years)

Lifeco Stock Plan	$819	1.6

Performance Share Unit Plan	8,403	1.4

Equity Award Activity

During the year ended December 31, 2018, Lifeco granted 473,400 stock options to employees of the Company. These stock options vest over five-year periods ending in 2023. Compensation expense of $448 will be recognized in the Company’s financial statements over the vesting period of these stock options using the accelerated method of recognition.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The following table summarizes the status of, and changes in, the Lifeco plan options granted to Company employees which are outstanding. The options granted relate to underlying stock traded in Canadian dollars on the Toronto Stock Exchange; therefore, the amounts, which are presented in United States dollars, will fluctuate as a result of exchange rate fluctuations.

		Weighted average

	Shares under option	Exercise price (Whole dollars)	Remaining contractual term (Years)	Aggregate intrinsic value (1)

Outstanding, January 1, 2018	3,446,975	$24.88

Granted	473,400	25.15

Exercised	(114,589)	21.06

Cancelled and expired	(156,000)	24.54

Outstanding, December 31, 2018	3,649,786	23.32	5.9	$2,339

Vested and expected to vest, December 31, 2018	3,649,786	23.32	5.9	2,144

Exercisable, December 31, 2018	2,323,353	21.95	4.7	2,144

(1) The aggregate intrinsic value is calculated as the difference between the market price of Lifeco common shares on December 31, 2018 and the exercise price of the option (only if the result is positive) multiplied by the number of options.

The following table presents additional information regarding stock options under the Lifeco plan:

	Year Ended December 31,

	2018	2017	2016

Weighted average fair value of options granted	$0.95	$2.75	$2.74

Intrinsic value of options exercised (1)	345	2,869	2,102

Fair value of options vested	1,115	2,203	1,605

(1) The intrinsic value of options exercised is calculated as the difference between the market price of Lifeco common shares on the date of exercise and the exercise price of the option multiplied by the number of options exercised.

The fair value of the options granted during the years ended December 31, 2018, 2017 and 2016 was estimated on the date of the grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,

	2018	2017	2016

Dividend yield	4.55%	3.98%	3.99%

Expected volatility	9.01%	13.99%	19.03%

Risk free interest rate	2.03%	1.25%	0.80%

Expected duration (years)	6.0	6.0	6.0

Liability Award Activity

The following table summarizes the status of, and changes in, the Performance Share Unit Plan units granted to Company employees which are outstanding:

Performance Units

Outstanding, January 1, 2018	681,510

Granted	405,464

Forfeited	(18,397)

Paid	(157,510)

Outstanding, December 31, 2018	911,067

Vested and expected to vest, December 31, 2018	911,067

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

The cash payment in settlement of the Performance Share Unit Plan units was $4,104, $3,398 and $3,988 for the years ended December 31, 2018, 2017 and 2016, respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

18. Participating Insurance

Individual life insurance premiums paid, net of reinsurance, under individual life insurance participating policies were 1%, 6%, and (2)% of total individual life insurance premiums earned during the years ended December 31, 2018, 2017 and 2016 respectively. The Company accounts for its policyholder dividends based upon the three-factor formula. The Company paid dividends in the amount of $31,276, $38,782 and $45,842 to its policyholders during the years ended December  31, 2018, 2017 and 2016, respectively.

19. Concentrations

No customer accounted for 10% or more of the Company’s revenues during the year ended December 31, 2018. In addition, neither Individual Markets nor Empower Retirement is dependent upon a single customer or a few customers. The loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on the Company or any of its business agents.

20. Commitments and Contingencies

Future Contractual Obligations

The following table summarizes the Company’s estimated future contractual obligations:

	Payment due by period
	2019	2020	2021	2022	2023	Thereafter	Total

Surplus notes - principal (1)	$—	$—	$—	$—	$—	$553,219	$553,219

Surplus notes - interest (2)	30,335	30,335	30,335	30,335	30,335	557,094	708,769

Investment purchase obligations (3)	136,396	—	—	—	—	—	136,396

Operating leases (4)	9,929	7,844	3,717	1,235	1,037	11,743	35,505

Other liabilities (5)	23,334	26,774	12,695	19,579	6,935	16,204	105,521

Total	$199,994	$64,953	$46,747	$51,149	$38,307	$1,138,260	$1,539,410

(1) Surplus notes principal - Represents contractual maturities of principal due to the Company’s parent, GWL&A Financial, under the terms of three long-term surplus notes. The amounts shown in this table differ from the amounts included in the Company’s Statement of Admitted Assets, Liabilities, Capital and Surplus because the amounts shown above do not consider the discount upon the issuance of one of the surplus notes.

(2) Surplus notes interest - One long-term surplus note bears interest at a fixed rate through maturity. The second surplus note bore interest initially at a fixed rate but changed during 2016 to be based upon the current three-month London Interbank Offering Rate in addition to a spread. The third long-term surplus note bears interest at a fixed rate through maturity. The interest payments shown in this table are calculated based upon the contractual rates in effect on December 31, 2018 and do not consider the impact of future interest rate changes.

(3) Investment purchase obligations - The Company makes commitments to fund partnership interests, mortgage loans, and other investments in the normal course of its business. As the timing of the fulfillment of the commitment to fund partnership interests cannot be predicted, such obligations are presented in the less than one year category. The timing of the funding of mortgage loans is based on the expiration date of the commitment. The amounts of these unfunded commitments at December 31, 2018 and 2017 were $136,396 and $313,242, of which $104,286 and $114,726 were related to cost basis limited partnership interests, respectively. All unfunded commitments at December 31, 2018 were due within one year. At December 31, 2017, $312,152 is due within one year, and $1,090 is due within one to three years.

(4) Operating leases - The Company is obligated to make payments under various non-cancelable operating leases, primarily for office space. Contractual provisions exist that could increase the lease obligations presented, including operating expense escalation clauses. Management does not consider the impact of any such clauses to be material to the Company’s operating lease obligations. Rent expense for the years ended December 31, 2018, 2017 and 2016 were $27,768, $28,244 and $27,815 respectively.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

From time to time, the Company enters into agreements or contracts, including capital leases, to purchase goods or services in the normal course of its business. However, these agreements and contracts are not material and are excluded from the table above.

(5)    Other liabilities - Other liabilities include those other liabilities which represent contractual obligations not included elsewhere in the table above. If the timing of the payment of any other liabilities was sufficiently uncertain, the amounts were included in the less than one year category. Other liabilities presented in the table above include:

•	Expected benefit payments for the Company’s post-retirement medical plan and supplemental executive retirement plan through 2027
•	Unrecognized tax benefits
•	Miscellaneous purchase obligations to acquire goods and services

The Company has a revolving credit facility agreement in the amount of $50,000 for general corporate purposes. The credit facility expired on March 1, 2018 and was replaced with a revolving credit facility agreement in the amount of $50,000 with an expiration date of March 1, 2023. Interest accrues at a rate dependent on various conditions and terms of borrowings. The agreement requires, among other things, the Company to maintain a minimum adjusted net worth, of $1,022,680, as defined in the credit facility agreement (compiled on the unconsolidated statutory accounting basis prescribed by the NAIC), at any time. The Company was in compliance with all covenants at December 31, 2018 and 2017. At December 31, 2018 and 2017 there were no outstanding amounts related to the current and prior credit facilities.

In addition, the Company has other letters of credit with a total amount of $9,095, renewable annually for an indefinite period of time. At December 31, 2018 and 2017, there were no outstanding amounts related to those letters of credit.

Contingencies

From time to time, the Company may be threatened with, or named as a defendant in, lawsuits, arbitrations, and administrative claims. Any such claims that are decided against the Company could harm the Company’s business. The Company is also subject to periodic regulatory audits and inspections which could result in fines or other disciplinary actions. Unfavorable outcomes in such matters may result in a material impact on the Company’s financial position, results of operations, or cash flows.

The Company is defending lawsuits relating to the costs and features of certain of its retirement or fund products. Management believes the claims are without merit and will defend these actions. Based on the information known, these actions will not have a material adverse effect on the financial position of the Company.

The Company is involved in other various legal proceedings that arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the likelihood of loss from the resolution of these proceedings is remote and/or the estimated loss is not expected to have a material effect on the Company’s financial position, results of its operations, or cash flows.

The Company and GWL&A NY have an agreement whereby the Company has committed to provide financial support to GWL&A NY related to the maintenance of adequate regulatory surplus and liquidity. The Company is obligated to invest in shares of GWL&A NY in order for GWL&A NY to maintain the capital and surplus at the greater of 1) $6,000, 2) 200% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are less than $3,000,000 or 3) 175% of GWL&A NY RBC minimum capital requirements if GWL&A NY total assets are $3,000,000 or more. There is no limitation on the maximum potential future payments under the guarantee. The Company has no liability at December 31, 2018 and 2017 for obligations under the guarantee.

21.  Subsequent Events

Management has evaluated subsequent events for potential recognition or disclosure in the Company’s statutory financial statements through March 12, 2019, the date on which they were issued.

On January 24, 2019, the Company announced that it had entered into an agreement with Protective Life Insurance Company (“Protective”) to sell, via indemnity reinsurance, substantially all of its non-participating individual life insurance and annuity

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Notes to Statutory Financial Statements

(In Thousands, Except Share Amounts)

business and group life and health business. The transaction is in its initial stage, and is expected to close in the first half of 2019 subject to regulatory and customary closing conditions. On the closing date of the proposed transaction, the Company will transfer to Protective assets equal to the statutory liabilities being reinsured and will receive a ceding commission (subject to post-closing adjustments) from Protective in consideration of the transferred business.

FutureFunds Series Account

of Great-West Life & Annuity

Insurance Company

Annual Statement for the Year Ended

December 31, 2018 and Report of Independent

Registered Public Accounting Firm

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO	AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

ASSETS:
Investments at fair value (1)	$1,204,223	$10,450,125	$10,537,163	$263,716	$12,602,926	$11,836,089
Investment income due and accrued
Receivable for investments sold	1,597				2,496
Purchase payments receivable	11	5,807	13,562		1,258	10,943
Due from Great West Life & Annuity Insurance Company

Total assets	1,205,831	10,455,932	10,550,725	263,716	12,606,680	11,847,032

LIABILITIES:
Payable for investments purchased		5,669	13,562			383
Redemptions payable	1,608	138			3,754	10,560
Due to Great West Life & Annuity Insurance Company	158	1,183	1,194	27	1,237	1,089

Total liabilities	1,766	6,990	14,756	27	4,991	12,032

NET ASSETS	$1,204,065	$10,448,942	$10,535,969	$263,689	$12,601,689	$11,835,000

NET ASSETS REPRESENTED BY:
Accumulation units	$1,204,065	$10,448,942	$10,535,969	$263,689	$12,601,689	$11,835,000
Contracts in payout phase

NET ASSETS	$1,204,065	$10,448,942	$10,535,969	$263,689	$12,601,689	$11,835,000

ACCUMULATION UNITS OUTSTANDING	60,470	388,931	294,844	12,654	545,317	712,885

UNIT VALUE (ACCUMULATION)	$19.91	$26.87	$35.73	$20.84	$23.11	$16.60

(1) Cost of investments:	$1,346,475	$8,420,661	$11,606,882	$251,043	$13,127,748	$12,102,489
Shares of investments:	88,092	534,533	1,333,818	8,084	300,642	436,112

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST	COLUMBIA SELECT MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

ASSETS:
Investments at fair value (1)	$1,013,916	$3,376,689	$53,200	$3,409,700	$2,529,394	$39,016,259
Investment income due and accrued
Receivable for investments sold		3,367
Purchase payments receivable		556		3,135	1,022	24,877
Due from Great West Life & Annuity Insurance Company

Total assets	1,013,916	3,380,612	53,200	3,412,835	2,530,416	39,041,136

LIABILITIES:
Payable for investments purchased				3,135	1,022	16,808
Redemptions payable		3,923				8,069
Due to Great West Life & Annuity Insurance Company	132	191	5	305	274	3,817

Total liabilities	132	4,114	5	3,440	1,296	28,694

NET ASSETS	$1,013,784	$3,376,498	$53,195	$3,409,395	$2,529,120	$39,012,442

NET ASSETS REPRESENTED BY:
Accumulation units	$1,013,784	$3,376,498	$53,195	$3,409,395	$2,529,120	$39,012,442
Contracts in payout phase

NET ASSETS	$1,013,784	$3,376,498	$53,195	$3,409,395	$2,529,120	$39,012,442

ACCUMULATION UNITS OUTSTANDING	65,000	205,279	2,172	195,687	143,415	1,059,436

UNIT VALUE (ACCUMULATION)	$15.60	$16.45	$24.49	$17.42	$17.63	$36.82

(1) Cost of investments:	$667,119	$4,926,421	$46,487	$4,188,418	$3,109,258	$36,208,568
Shares of investments:	12,760	381,547	3,773	138,662	136,062	1,214,325

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND	GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND

ASSETS:
Investments at fair value (1)	$64,859,029	$36,755	$33,946,742	$39,546,022	$20,176,994	$23,206,897
Investment income due and accrued
Receivable for investments sold				30,200	46,686
Purchase payments receivable	199,487		4,614	7,170	3,049	49,394
Due from Great West Life & Annuity Insurance Company

Total assets	65,058,516	36,755	33,951,356	39,583,392	20,226,729	23,256,291

LIABILITIES:
Payable for investments purchased	166,564		3,379			3,024
Redemptions payable	32,923		1,235	37,370	49,735	46,370
Due to Great West Life & Annuity Insurance Company	8,424	4	2,094	5,250	1,327	1,133

Total liabilities	207,911	4	6,708	42,620	51,062	50,527

NET ASSETS	$64,850,605	$36,751	$33,944,648	$39,540,772	$20,175,667	$23,205,764

NET ASSETS REPRESENTED BY:
Accumulation units	$64,850,605	$36,751	$33,944,648	$39,540,772	$20,175,667	$23,205,764
Contracts in payout phase

NET ASSETS	$64,850,605	$36,751	$33,944,648	$39,540,772	$20,175,667	$23,205,764

ACCUMULATION UNITS OUTSTANDING	1,385,450	2,176	3,521,654	634,430	1,045,658	2,347,254

UNIT VALUE (ACCUMULATION)	$46.81	$16.89	$9.64	$62.32	$19.29	$9.89

(1) Cost of investments:	$49,210,327	$42,150	$43,253,823	$44,182,917	$20,247,675	$25,352,808
Shares of investments:	1,027,551	1,243	6,116,530	26,902,056	1,486,882	3,098,384

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2045 FUND

ASSETS:
Investments at fair value (1)	$38,745,680	$27,307,499	$4,061,020	$6,377,513	$6,321,664	$4,317,003
Investment income due and accrued	6,202
Receivable for investments sold			32,170
Purchase payments receivable	171,499	32,560	25	40,334	1,251	1,808
Due from Great West Life & Annuity Insurance Company	17,676

Total assets	38,941,057	27,340,059	4,093,215	6,417,847	6,322,915	4,318,811

LIABILITIES:
Payable for investments purchased	171,499	32,085		40,334	1,251	1,808
Redemptions payable		475	32,195
Due to Great West Life & Annuity Insurance Company	4,465	2,746	365	569	386	349

Total liabilities	175,964	35,306	32,560	40,903	1,637	2,157

NET ASSETS	$38,765,093	$27,304,753	$4,060,655	$6,376,944	$6,321,278	$4,316,654

NET ASSETS REPRESENTED BY:
Accumulation units	$38,725,233	$27,304,753	$4,060,655	$6,376,944	$6,321,278	$4,316,654
Contracts in payout phase	39,860

NET ASSETS	$38,765,093	$27,304,753	$4,060,655	$6,376,944	$6,321,278	$4,316,654

ACCUMULATION UNITS OUTSTANDING	2,381,289	1,035,080	214,640	300,589	271,209	188,599

UNIT VALUE (ACCUMULATION)	$16.26	$26.38	$18.92	$21.21	$23.31	$22.89

(1) Cost of investments:	$38,745,680	$31,186,458	$4,287,700	$6,950,975	$6,969,676	$4,826,474
Shares of investments:	38,745,680	2,908,147	319,263	483,511	496,986	342,891

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND

ASSETS:
Investments at fair value (1)	$2,393,345	$7,058,104	$56,771,890	$50,316,839	$10,559,155	$13,638,766
Investment income due and accrued
Receivable for investments sold				1,738
Purchase payments receivable	1,395	8,405	15,538	4,263	249	335
Due from Great West Life & Annuity Insurance Company

Total assets	2,394,740	7,066,509	56,787,428	50,322,840	10,559,404	13,639,101

LIABILITIES:
Payable for investments purchased	1,395	8,405	14,877		249	329
Redemptions payable			661	6,001		6
Due to Great West Life & Annuity Insurance Company	152	777	4,436	3,378	786	1,584

Total liabilities	1,547	9,182	19,974	9,379	1,035	1,919

NET ASSETS	$2,393,193	$7,057,327	$56,767,454	$50,313,461	$10,558,369	$13,637,182

NET ASSETS REPRESENTED BY:
Accumulation units	$2,393,193	$7,057,327	$56,767,454	$50,313,461	$10,558,369	$13,637,182
Contracts in payout phase

NET ASSETS	$2,393,193	$7,057,327	$56,767,454	$50,313,461	$10,558,369	$13,637,182

ACCUMULATION UNITS OUTSTANDING	104,796	184,566	5,812,133	5,170,515	1,075,201	352,119

UNIT VALUE (ACCUMULATION)	$22.84	$38.24	$9.77	$9.73	$9.82	$38.73

(1) Cost of investments:	$2,635,945	$8,093,681	$66,870,371	$60,159,938	$11,864,046	$13,939,816
Shares of investments:	157,977	310,246	9,142,011	7,250,265	1,339,994	1,080,726

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND

ASSETS:
Investments at fair value (1)	$165,846,967	$27,006,005	$42,956,719	$33,873,198	$20,828,504	$710,744
Investment income due and accrued
Receivable for investments sold	15,974	4,014	13,679		23,645	6,184
Purchase payments receivable	29,561	1,202	4,253	15,989	492
Due from Great West Life & Annuity Insurance Company	150,742

Total assets	166,043,244	27,011,221	42,974,651	33,889,187	20,852,641	716,928

LIABILITIES:
Payable for investments purchased				15,989
Redemptions payable	45,535	5,216	17,932		24,137	6,184
Due to Great West Life & Annuity Insurance Company	22,266	3,236	5,613	3,593	2,548	76

Total liabilities	67,801	8,452	23,545	19,582	26,685	6,260

NET ASSETS	$165,975,443	$27,002,769	$42,951,106	$33,869,605	$20,825,956	$710,668

NET ASSETS REPRESENTED BY:
Accumulation units	$165,803,746	$27,002,769	$42,951,106	$33,869,605	$20,825,956	$710,668
Contracts in payout phase	171,697

NET ASSETS	$165,975,443	$27,002,769	$42,951,106	$33,869,605	$20,825,956	$710,668

ACCUMULATION UNITS OUTSTANDING	16,157,970	484,144	1,029,961	549,536	884,818	53,109

UNIT VALUE (ACCUMULATION)	$10.26	$55.77	$41.70	$61.63	$23.54	$13.38

(1) Cost of investments:	$179,477,958	$29,747,836	$39,310,859	$33,355,610	$21,573,603	$728,629
Shares of investments:	8,579,771	2,502,873	2,390,468	1,411,383	1,768,124	41,226

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND	INVESCO COMSTOCK FUND	INVESCO MID CAP GROWTH FUND	INVESCO SMALL CAP GROWTH FUND	JANUS HENDERSON FORTY FUND	JANUS HENDERSON GLOBAL RESEARCH FUND

ASSETS:
Investments at fair value (1)	$1,119,967	$2,132,789	$978,320	$1,323,493	$4,216,676	$765,252
Investment income due and accrued
Receivable for investments sold		9,708		359	3,501
Purchase payments receivable	3,761	101			43	175
Due from Great West Life & Annuity Insurance Company

Total assets	1,123,728	2,142,598	978,320	1,323,852	4,220,220	765,427

LIABILITIES:
Payable for investments purchased	3,761					175
Redemptions payable		9,809		359	3,544
Due to Great West Life & Annuity Insurance Company	64	184	140	100	582	98

Total liabilities	3,825	9,993	140	459	4,126	273

NET ASSETS	$1,119,903	$2,132,605	$978,180	$1,323,393	$4,216,094	$765,154

NET ASSETS REPRESENTED BY:
Accumulation units	$1,119,903	$2,132,605	$978,180	$1,323,393	$4,216,094	$765,154
Contracts in payout phase

NET ASSETS	$1,119,903	$2,132,605	$978,180	$1,323,393	$4,216,094	$765,154

ACCUMULATION UNITS OUTSTANDING	65,781	115,038	78,028	41,082	374,558	74,597

UNIT VALUE (ACCUMULATION)	$17.02	$18.54	$12.54	$32.21	$11.26	$10.26

(1) Cost of investments:	$1,418,463	$2,383,301	$971,187	$1,526,684	$4,430,601	$532,141
Shares of investments:	39,311	99,107	31,256	42,652	146,311	11,163

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON RESEARCH FUND	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JENSEN QUALITY GROWTH FUND	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY EPOCH US SMALL CAP FUND	MFS GROWTH FUND

ASSETS:
Investments at fair value (1)	$44,945	$1,573,183	$904,202	$1,346,857	$53,806	$123,059
Investment income due and accrued
Receivable for investments sold
Purchase payments receivable		41		12,055		104
Due from Great West Life & Annuity Insurance Company

Total assets	44,945	1,573,224	904,202	1,358,912	53,806	123,163

LIABILITIES:
Payable for investments purchased		41		12,055		83
Redemptions payable						21
Due to Great West Life & Annuity Insurance Company	5	198	103	105	8	10

Total liabilities	5	239	103	12,160	8	114

NET ASSETS	$44,940	$1,572,985	$904,099	$1,346,752	$53,798	$123,049

NET ASSETS REPRESENTED BY:
Accumulation units	$44,940	$1,572,985	$904,099	$1,346,752	$53,798	$123,049
Contracts in payout phase

NET ASSETS	$44,940	$1,572,985	$904,099	$1,346,752	$53,798	$123,049

ACCUMULATION UNITS OUTSTANDING	4,129	72,147	33,918	58,695	3,361	4,442

UNIT VALUE (ACCUMULATION)	$10.88	$21.80	$26.66	$22.94	$16.01	27.70

(1) Cost of investments:	$50,323	$1,294,554	$672,244	$1,632,926	$44,610	$99,091
Shares of investments:	1,105	33,380	20,902	83,812	2,428	1,394

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	OPPENHEIMER CAPITAL APPRECIATION FUND	OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

ASSETS:
Investments at fair value (1)	$2,765,468	$13,957,465	$9,742,965	$1,580,141	$2,820,413	$1,315,433
Investment income due and accrued			27,842
Receivable for investments sold		4,920	4,955	290	2,503	8,140
Purchase payments receivable	156	2,374	194	255	287	243
Due from Great West Life & Annuity Insurance Company

Total assets	2,765,624	13,964,759	9,775,956	1,580,686	2,823,203	1,323,816

LIABILITIES:
Payable for investments purchased	156
Redemptions payable		7,294	5,149	545	2,790	8,383
Due to Great West Life & Annuity Insurance Company	328	1,313	989	148	194	126

Total liabilities	484	8,607	6,138	693	2,984	8,509

NET ASSETS	$2,765,140	$13,956,152	$9,769,818	$1,579,993	$2,820,219	$1,315,307

NET ASSETS REPRESENTED BY:
Accumulation units	$2,765,140	$13,956,152	$9,769,818	$1,579,993	$2,820,219	$1,315,307
Contracts in payout phase

NET ASSETS	$2,765,140	$13,956,152	$9,769,818	$1,579,993	$2,820,219	$1,315,307

ACCUMULATION UNITS OUTSTANDING	135,654	551,736	510,078	56,426	168,224	129,604

UNIT VALUE (ACCUMULATION)	$20.38	$25.29	$19.15	$28.00	$16.76	10.15

(1) Cost of investments:	$3,170,064	$15,173,589	$10,187,488	$1,922,624	$2,967,617	$1,628,469
Shares of investments:	54,729	188,844	981,165	66,898	522,299	41,747

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ROYCE TOTAL RETURN FUND	VICTORY RS SELECT GROWTH FUND	VICTORY RS SMALL CAP GROWTH FUND	VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

ASSETS:
Investments at fair value (1)	$1,094,211	$231,720	$1,217,738	$7,285,180
Investment income due and accrued
Receivable for investments sold	2,926			983
Purchase payments receivable	110		38	417
Due from Great West Life & Annuity Insurance Company

Total assets	1,097,247	231,720	1,217,776	7,286,580

LIABILITIES:
Payable for investments purchased			38
Redemptions payable	3,036			1,400
Due to Great West Life & Annuity Insurance Company	91	26	157	803

Total liabilities	3,127	26	195	2,203

NET ASSETS	$1,094,120	$231,694	$1,217,581	$7,284,377

NET ASSETS REPRESENTED BY:
Accumulation units	$1,094,120	$231,694	$1,217,581	$7,284,377
Contracts in payout phase

NET ASSETS	$1,094,120	$231,694	$1,217,581	$7,284,377

ACCUMULATION UNITS OUTSTANDING	64,352	8,791	81,928	350,726

UNIT VALUE (ACCUMULATION)	$17.00	$26.36	$14.86	$20.77

(1) Cost of investments:	$1,474,323	$325,788	$1,029,341	$9,770,843
Shares of investments:	109,750	8,001	19,927	981,830

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO	ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	AMERICAN FUNDS THE GROWTH FUND OF AMERICA	ARTISAN INTERNATIONAL FUND

INVESTMENT INCOME:
Dividends	$52,492	$		$227,709	$5,440	$25,802	$154,616

EXPENSES:
Mortality and expense risk	12,700		105,515	97,000	2,224	110,992	94,693

NET INVESTMENT INCOME (LOSS)	39,792		(105,515)	130,709	3,216	(85,190)	59,923

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on sale of fund shares	134,857		1,217,613	15,204	7,983	645,991	822,237
Realized gain distributions	164,107		1,642,543	586,906	25,362	1,309,088	952,333

Net realized gain (loss) on investments	298,964		2,860,156	602,110	33,345	1,955,079	1,774,570

Change in net unrealized appreciation (depreciation) on investments	(381,709)		(3,623,920)	(1,304,089)	(57,800)	(2,355,045)	(3,417,024)

Net realized and unrealized gain (loss) on investments	(82,745)		(763,764)	(701,979)	(24,455)	(399,966)	(1,642,454)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(42,953)		$(869,279)	$(571,270)	$(21,239)	$(485,156)	$(1,582,531)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST	COLUMBIA SELECT MID CAP VALUE FUND	COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	DAVIS NEW YORK VENTURE FUND	FEDERATED EQUITY INCOME FUND, INC	FIDELITY VIP CONTRAFUND PORTFOLIO

INVESTMENT INCOME:
Dividends	$4,691	$9,848	$863	$12,405	$52,126	$315,431

EXPENSES:
Mortality and expense risk	12,478	16,901	454	29,221	24,295	335,490

NET INVESTMENT INCOME (LOSS)	(7,787)	(7,053)	409	(16,816)	27,831	(20,059)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	62,028	(144,103)	5,119	(61,906)	21,988	2,684,247
Realized gain distributions	11,500	954,514	4,275	741,984	365,506	3,942,791

Net realized gain (loss) on investments	73,528	810,411	9,394	680,078	387,494	6,627,038

Change in net unrealized appreciation (depreciation) on investments	(230,583)	(1,363,887)	(12,619)	(1,196,308)	(772,458)	(9,452,598)

Net realized and unrealized gain (loss) on investments	(157,055)	(553,476)	(3,225)	(516,230)	(384,964)	(2,825,560)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(164,842)	$(560,529)	$(2,816)	$(533,046)	$(357,133)	$(2,845,619)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO	FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE FUND	GREAT-WEST ARIEL MID CAP VALUE FUND	GREAT-WEST BOND INDEX FUND	GREAT-WEST CONSERVATIVE PROFILE FUND

INVESTMENT INCOME:
Dividends	$179,380	$		$1,146,400	$341,955	$264,001	$882,267

EXPENSES:
Mortality and expense risk	724,583		327	178,111	481,965	94,831	88,891

NET INVESTMENT INCOME (LOSS)	(545,203)		(327)	968,289	(140,010)	169,170	793,376

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	5,423,211		3,112	111,938	2,656,659	(57,159)	(348,629)
Realized gain distributions	10,439,333		4,520	4,371,819	28,617		627,485

Net realized gain (loss) on investments	15,862,544		7,632	4,483,757	2,685,276	(57,159)	278,856

Change in net unrealized appreciation (depreciation) on investments	(15,654,768)		(8,768)	(9,314,162)	(9,511,154)	(236,068)	(1,938,466)

Net realized and unrealized gain (loss) on investments	207,776		(1,136)	(4,830,405)	(6,825,878)	(293,227)	(1,659,610)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(337,427)		$(1,463)	$(3,862,116)	$(6,965,888)	$(124,057)	$(866,234)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST GOVERNMENT MONEY MARKET FUND	GREAT-WEST INTERNATIONAL VALUE FUND	GREAT-WEST LIFETIME 2015 FUND	GREAT-WEST LIFETIME 2025 FUND	GREAT-WEST LIFETIME 2035 FUND	GREAT-WEST LIFETIME 2045 FUND

INVESTMENT INCOME:
Dividends	$542,012	$391,274	$93,948	$136,241	$118,960	$75,748

EXPENSES:
Mortality and expense risk	334,459	236,675	28,932	43,154	30,673	25,721

NET INVESTMENT INCOME (LOSS)	207,553	154,599	65,016	93,087	88,287	50,027

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		1,240,699	86,109	73,036	98,167	58,853
Realized gain distributions		5,576,527	157,228	350,813	524,046	362,237

Net realized gain (loss) on investments	0	6,817,226	243,337	423,849	622,213	421,090

Change in net unrealized appreciation (depreciation) on investments		(12,224,225)	(529,121)	(971,381)	(1,296,628)	(935,874)

Net realized and unrealized gain (loss) on investments	0	(5,406,999)	(285,784)	(547,532)	(674,415)	(514,784)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$207,553	$(5,252,400)	$(220,768)	$(454,445)	$(586,128)	$(464,757)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2055 FUND	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	GREAT-WEST MULTI-SECTOR BOND FUND

INVESTMENT INCOME:
Dividends	$38,660	$		$2,489,517	$2,062,760	$550,686	$687,092

EXPENSES:
Mortality and expense risk	10,927		70,393	359,310	277,882	64,436	128,486

NET INVESTMENT INCOME (LOSS)	27,733		(70,393)	2,130,207	1,784,878	486,250	558,606

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	19,765		213,779	(1,721,724)	(199,606)	(245,048)	5,207
Realized gain distributions	173,117		202,046	3,988,513	4,324,138	482,556	70,722

Net realized gain (loss) on investments	192,882		415,825	2,266,789	4,124,532	237,508	75,929

Change in net unrealized appreciation (depreciation) on investments	(493,606)		(1,780,717)	(8,508,619)	(10,120,752)	(1,307,111)	(1,444,423)

Net realized and unrealized gain (loss) on investments	(300,724)		(1,364,892)	(6,241,830)	(5,996,220)	(1,069,603)	(1,368,494)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(272,991)		$(1,435,285)	$(4,111,623)	$(4,211,342)	$(583,353)	$(809,888)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	GREAT-WEST S&P 500® INDEX FUND	GREAT-WEST S&P SMALL CAP 600® INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	INVESCO AMERICAN FRANCHISE FUND

INVESTMENT INCOME:
Dividends	$1,425,270	$364,404	$146,891	$31,503	$390,467	$0

EXPENSES:
Mortality and expense risk	1,892,062	290,652	492,313	303,698	189,609	6,651

NET INVESTMENT INCOME (LOSS)	(466,792)	73,752	(345,422)	(272,195)	200,858	(6,651)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	1,901,862	461,050	3,224,955	18,750,381	(133,800)	17,440
Realized gain distributions	14,676,699	3,129,232	2,537,670	1,945,066		68,340

Net realized gain (loss) on investments	16,578,561	3,590,282	5,762,625	20,695,447	(133,800)	85,780

Change in net unrealized appreciation (depreciation) on investments	(25,979,904)	(6,500,038)	(10,406,132)	(18,622,736)	(173,809)	(112,887)

Net realized and unrealized gain (loss) on investments	(9,401,343)	(2,909,756)	(4,643,507)	2,072,711	(307,609)	(27,107)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,868,135)	$(2,836,004)	$(4,988,929)	$1,800,516	$(106,751)	$(33,758)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	INVESCO AMERICAN VALUE FUND		INVESCO COMSTOCK FUND	INVESCO MID CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND		JANUS HENDERSON FORTY FUND		JANUS HENDERSON GLOBAL RESEARCH FUND

INVESTMENT INCOME:
Dividends	$		$31,274	$		$		$		$6,185

EXPENSES:
Mortality and expense risk		5,205	17,290		12,038		8,981		48,215	8,439

NET INVESTMENT INCOME (LOSS)		(5,205)	13,984		(12,038)		(8,981)		(48,215)	(2,254)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		32,790	51,909		26,495		17,281		51,465	48,609
Realized gain distributions		131,114	166,662		120,985		119,377		340,621	42,886

Net realized gain (loss) on investments		163,904	218,571		147,480		136,658		392,086	91,495

Change in net unrealized appreciation (depreciation) on investments		(348,653)	(589,250)		(204,445)		(270,328)		(322,042)	(153,340)

Net realized and unrealized gain (loss) on investments		(184,749)	(370,679)		(56,965)		(133,670)		70,044	(61,845)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(189,954)	$(356,695)		$(69,003)		$(142,651)		$21,829	$(64,099)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	JANUS HENDERSON RESEARCH FUND	JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	JENSEN QUALITY GROWTH FUND	LORD ABBETT VALUE OPPORTUNITIES FUND	MAINSTAY EPOCH US SMALL CAP FUND	MFS GROWTH FUND

INVESTMENT INCOME:
Dividends	$96	$20,873	$4,684	$640	$111	$

EXPENSES:
Mortality and expense risk	296	17,544	8,287	10,718	743		815

NET INVESTMENT INCOME (LOSS)	(200)	3,329	(3,603)	(10,078)	(632)		(815)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	235	142,139	35,850	2,624	5,562		8,944
Realized gain distributions	4,334		76,540	144,219	8,318		5,121

Net realized gain (loss) on investments	4,569	142,139	112,390	146,843	13,880		14,065

Change in net unrealized appreciation (depreciation) on investments	(7,639)	(274,353)	(96,857)	(346,660)	(24,605)		(10,283)

Net realized and unrealized gain (loss) on investments	(3,070)	(132,214)	15,533	(199,817)	(10,725)		3,782

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,270)	$(128,885)	$11,930	$(209,895)	$(11,357)		$2,967

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND	PIMCO TOTAL RETURN FUND	PIONEER EQUITY INCOME VCT PORTFOLIO	PUTNAM HIGH YIELD FUND	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND

INVESTMENT INCOME:
Dividends	$		$68,222	$300,126	$40,089	$138,172	$

EXPENSES:
Mortality and expense risk		28,737	119,424	76,917	12,197	15,127		13,031

NET INVESTMENT INCOME (LOSS)		(28,737)	(51,202)	223,209	27,892	123,045		(13,031)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares		(20,857)	1,244,157	(248,560)	(31,171)	(18,197)		342,203
Realized gain distributions		239,658	1,543,395		347,408			122,377

Net realized gain (loss) on investments		218,801	2,787,552	(248,560)	316,237	(18,197)		464,580

Change in net unrealized appreciation (depreciation) on investments		(376,339)	(5,033,206)	(136,568)	(517,693)	(240,953)		(812,777)

Net realized and unrealized gain (loss) on investments		(157,538)	(2,245,654)	(385,128)	(201,456)	(259,150)		(348,197)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(186,275)	$(2,296,856)	$(161,919)	$(173,564)	$(136,105)		$(361,228)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2018

	INVESTMENT DIVISIONS

	ROYCE TOTAL RETURN FUND	VICTORY RS SELECT GROWTH FUND		VICTORY RS SMALL CAP GROWTH FUND		VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND

INVESTMENT INCOME:
Dividends	$9,049	$		$		$

EXPENSES:
Mortality and expense risk	7,849		2,365		14,471		69,903

NET INVESTMENT INCOME (LOSS)	1,200		(2,365)		(14,471)		(69,903)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on sale of fund shares	(7,408)		12,915		85,997		(539,852)
Realized gain distributions	194,072		73,331		206,149		750,688

Net realized gain (loss) on investments	186,664		86,246		292,146		210,836

Change in net unrealized appreciation (depreciation) on investments	(350,214)		(98,742)		(405,993)		(720,140)

Net realized and unrealized gain (loss) on investments	(163,550)		(12,496)		(113,847)		(509,304)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(162,350)		$(14,861)		$(128,318)		$(579,207)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	ALGER BALANCED PORTFOLIO		ALGER MID CAP GROWTH PORTFOLIO		AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,792	$36,766	$(105,515)	$(94,630)	$130,709	$127,603
Net realized gain (loss) on investments	298,964	57,951	2,860,156	1,334,040	602,110	1,403,161
Change in net unrealized appreciation (depreciation) on investments	(381,709)	136,376	(3,623,920)	1,606,210	(1,304,089)	(22,586)

Increase (decrease) in net assets resulting from operations	(42,953)	231,093	(869,279)	2,845,620	(571,270)	1,508,178

CONTRACT TRANSACTIONS:
Purchase payments received	5,604	3,648	221,940	397,872	317,740	444,333
Transfers for contract benefits and terminations	(125,309)	(213,950)	(1,110,981)	(1,233,869)	(1,189,737)	(1,748,741)
Net transfers	(459,566)	14,047	(189,866)	(242,458)	(552,502)	(498,935)
Contract maintenance charges	(4,003)	(3,278)	(5,749)	(3,252)	(7,906)	(10,514)
Other, net	(523)		7,626	16,725	2,315	(1,384)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(583,797)	(199,533)	(1,077,030)	(1,064,982)	(1,430,090)	(1,815,241)

Total increase (decrease) in net assets	(626,750)	31,560	(1,946,309)	1,780,638	(2,001,360)	(307,063)

NET ASSETS:
Beginning of period	1,830,815	1,799,255	12,395,251	10,614,613	12,537,329	12,844,392

End of period	$1,204,065	$1,830,815	$10,448,942	$12,395,251	$10,535,969	$12,537,329

CHANGES IN UNITS OUTSTANDING:
Units issued	9,851	15,783	29,566	53,151	43,157	68,405
Units redeemed	(33,616)	(26,265)	(65,455)	(95,974)	(78,988)	(122,193)

Net increase (decrease)	(23,765)	(10,482)	(35,889)	(42,823)	(35,831)	(53,788)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND		AMERICAN FUNDS THE GROWTH FUND OF AMERICA		ARTISAN INTERNATIONAL FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,216	$4,457	$(85,190)	$(79,910)	$59,923	$5,467
Net realized gain (loss) on investments	33,345	23,031	1,955,079	1,518,582	1,774,570	344,571
Change in net unrealized appreciation (depreciation) on investments	(57,800)	20,760	(2,355,045)	1,764,402	(3,417,024)	3,045,652

Increase (decrease) in net assets resulting from operations	(21,239)	48,248	(485,156)	3,203,074	(1,582,531)	3,395,690

CONTRACT TRANSACTIONS:
Purchase payments received			545,944	842,849	506,647	767,457
Transfers for contract benefits and terminations	(9,789)	(4,732)	(1,682,989)	(1,691,235)	(1,213,936)	(1,315,482)
Net transfers	2,319		(1,190,177)	265,324	(745,399)	547,999
Contract maintenance charges			(12,449)	(14,481)	(15,272)	(10,926)
Other, net			12,753	(11,238)	21,793	(9,893)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(7,470)	(4,732)	(2,326,918)	(608,781)	(1,446,167)	(20,845)

Total increase (decrease) in net assets	(28,709)	43,516	(2,812,074)	2,594,293	(3,028,698)	3,374,845

NET ASSETS:
Beginning of period	292,398	248,882	15,413,763	12,819,470	14,863,698	11,488,853

End of period	$263,689	$292,398	$12,601,689	$15,413,763	$11,835,000	$14,863,698

CHANGES IN UNITS OUTSTANDING:
Units issued	111		74,199	153,568	95,015	159,626
Units redeemed	(429)	(247)	(169,089)	(176,120)	(181,657)	(168,555)

Net increase (decrease)	(318)	(247)	(94,890)	(22,552)	(86,642)	(8,929)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	CLEARBRIDGE VALUE TRUST		COLUMBIA SELECT MID CAP VALUE FUND		COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,787)	$(9,410)	$(7,053)	$10,908	$409	$619
Net realized gain (loss) on investments	73,528	32,948	810,411	366,053	9,394	557
Change in net unrealized appreciation (depreciation) on investments	(230,583)	151,603	(1,363,887)	78,976	(12,619)	8,377

Increase (decrease) in net assets resulting from operations	(164,842)	175,141	(560,529)	455,937	(2,816)	9,553

CONTRACT TRANSACTIONS:
Purchase payments received			242,706	479,394
Transfers for contract benefits and terminations	(144,339)	(127,815)	(299,744)	(573,572)	(18,042)	(2,087)
Net transfers	(85,555)	(13,728)	241,142	(1,315,056)
Contract maintenance charges	(336)	(369)	(18,130)	(16,400)
Other, net	(58)	(2,671)	1,811	(155)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(230,288)	(144,583)	167,785	(1,425,789)	(18,042)	(2,087)

Total increase (decrease) in net assets	(395,130)	30,558	(392,744)	(969,852)	(20,858)	7,466

NET ASSETS:
Beginning of period	1,408,914	1,378,356	3,769,242	4,739,094	74,053	66,587

End of period	$1,013,784	$1,408,914	$3,376,498	$3,769,242	$53,195	$74,053

CHANGES IN UNITS OUTSTANDING:
Units issued	75	939	64,660	84,929
Units redeemed	(13,020)	(9,758)	(56,813)	(162,352)	(693)	(91)

Net increase (decrease)	(12,945)	(8,819)	7,847	(77,423)	(693)	(91)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	DAVIS NEW YORK VENTURE FUND		FEDERATED EQUITY INCOME FUND, INC		FIDELITY VIP CONTRAFUND PORTFOLIO
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16,816)	$(26,417)	$27,831	$37,705	$(20,059)	$111,586
Net realized gain (loss) on investments	680,078	87,107	387,494	109,494	6,627,038	4,869,347
Change in net unrealized appreciation (depreciation) on investments	(1,196,308)	792,832	(772,458)	277,373	(9,452,598)	3,387,983

Increase (decrease) in net assets resulting from operations	(533,046)	853,522	(357,133)	424,572	(2,845,619)	8,368,916

CONTRACT TRANSACTIONS:
Purchase payments received	155,076	244,074	72,231	71,323	915,904	1,832,025
Transfers for contract benefits and terminations	(556,376)	(375,884)	(339,583)	(341,199)	(4,938,503)	(3,933,121)
Net transfers	(394,506)	(632,781)	6,881	13,785	(382,586)	(1,838,006)
Contract maintenance charges	(3,686)	(4,159)	(737)	(710)	(13,483)	(15,734)
Other, net	1,647	(1,779)	1,344	1,632	(20,791)	(36,424)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(797,845)	(770,529)	(259,864)	(255,169)	(4,439,459)	(3,991,260)

Total increase (decrease) in net assets	(1,330,891)	82,993	(616,997)	169,403	(7,285,078)	4,377,656

NET ASSETS:
Beginning of period	4,740,286	4,657,293	3,146,117	2,976,714	46,297,520	41,919,864

End of period	$3,409,395	$4,740,286	$2,529,120	$3,146,117	$39,012,442	$46,297,520

CHANGES IN UNITS OUTSTANDING:
Units issued	17,853	44,933	11,104	10,760	76,653	137,495
Units redeemed	(56,422)	(87,170)	(24,397)	(25,538)	(180,488)	(237,624)

Net increase (decrease)	(38,569)	(42,237)	(13,293)	(14,778)	(103,835)	(100,129)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	FIDELITY VIP GROWTH PORTFOLIO		FRANKLIN SMALL-MID CAP GROWTH FUND		GREAT-WEST AGGRESSIVE PROFILE FUND
	2018	2017	2018	2017	2018	2017
						(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(545,203)	$(498,658)	$(327)	$(404)	$968,289	$2,918,440
Net realized gain (loss) on investments	15,862,544	8,276,813	7,632	4,707	4,483,757	4,282,970
Change in net unrealized appreciation (depreciation) on investments	(15,654,768)	11,371,369	(8,768)	5,709	(9,314,162)	7,081

Increase (decrease) in net assets resulting from operations	(337,427)	19,149,524	(1,463)	10,012	(3,862,116)	7,208,491

CONTRACT TRANSACTIONS:
Purchase payments received	853,162	832,919			4,664,839	2,683,683
Transfers for contract benefits and terminations	(8,161,224)	(7,469,752)	(15,980)	(230)	(4,592,166)	(3,606,264)
Net transfers	633,417	893,611	(4,304)	(1)	(57,129,976)	88,859,130
Contract maintenance charges	(15,538)	(15,143)			(29,497)	(17,262)
Other, net	(4,772)	11,953			(238,145)	3,931
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(6,694,955)	(5,746,412)	(20,284)	(231)	(57,324,945)	87,923,218

Total increase (decrease) in net assets	(7,032,382)	13,403,112	(21,747)	9,781	(61,187,061)	95,131,709

NET ASSETS:
Beginning of period	71,882,987	58,479,875	58,498	48,717	95,131,709	0

End of period	$64,850,605	$71,882,987	$36,751	$58,498	$33,944,648	$95,131,709

CHANGES IN UNITS OUTSTANDING:
Units issued	82,874	121,739	12		520,628	9,256,917
Units redeemed	(214,860)	(239,820)	(1,115)	(15)	(5,790,350)	(465,541)

Net increase (decrease)	(131,986)	(118,081)	(1,103)	(15)	(5,269,722)	8,791,376

	(1) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST AGGRESSIVE PROFILE I FUND	GREAT-WEST ARIEL MID CAP VALUE FUND		GREAT-WEST BOND INDEX FUND
	2017	2018	2017	2018	2017
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$711,553	$(140,010)	$725,021	$169,170	$90,747
Net realized gain (loss) on investments	3,128,816	2,685,276	7,849,193	(57,159)	(16,157)
Change in net unrealized appreciation (depreciation) on investments	5,081,287	(9,511,154)	(1,594,627)	(236,068)	346,307

Increase (decrease) in net assets resulting from operations	8,921,656	(6,965,888)	6,979,587	(124,057)	420,897

CONTRACT TRANSACTIONS:
Purchase payments received	4,809,136	402,467	576,432	773,777	728,419
Transfers for contract benefits and terminations	(2,910,038)	(5,050,507)	(5,441,287)	(1,991,149)	(2,308,529)
Net transfers	(91,428,929)	(2,881,208)	(2,315,056)	3,476,361	3,532,174
Contract maintenance charges	(21,078)	(11,568)	(14,777)	(59,975)	(49,098)
Other, net	(66,505)	9,127	43,166	(22,679)	24,071
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(89,617,414)	(7,531,689)	(7,151,522)	2,176,335	1,927,037

Total increase (decrease) in net assets	(80,695,758)	(14,497,577)	(171,935)	2,052,278	2,347,934

NET ASSETS:
Beginning of period	80,695,758	54,038,349	54,210,284	18,123,389	15,775,455

End of period	$0	$39,540,772	$54,038,349	$20,175,667	$18,123,389

CHANGES IN UNITS OUTSTANDING:
Units issued	224,721	20,980	48,341	306,816	308,186
Units redeemed	(2,836,729)	(135,323)	(158,531)	(189,226)	(203,779)

Net increase (decrease)	(2,612,008)	(114,343)	(110,190)	117,590	104,407

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST CONSERVATIVE PROFILE FUND		GREAT-WEST CONSERVATIVE PROFILE I FUND	GREAT-WEST GOVERNMENT MONEY MARKET FUND
	2018	2017	2017	2018	2017
		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$793,376	$655,940	$385,296	$207,553	$(186,856)
Net realized gain (loss) on investments	278,856	487,990	(848,246)
Change in net unrealized appreciation (depreciation) on investments	(1,938,466)	(207,445)	1,980,119

Increase (decrease) in net assets resulting from operations	(866,234)	936,485	1,517,169	207,553	(186,856)

CONTRACT TRANSACTIONS:
Purchase payments received	3,426,727	1,615,419	3,880,835	600,137	1,312,310
Transfers for contract benefits and terminations	(2,902,806)	(1,755,398)	(2,908,703)	(6,014,986)	(4,909,929)
Net transfers	(14,898,710)	37,701,045	(38,067,809)	3,840,249	(2,185,614)
Contract maintenance charges	(10,348)	(5,185)	(6,233)	(227,731)	(199,451)
Other, net	(5,801)	(29,430)	(10,961)	214,609	168,120
Adjustments to net assets allocated to contracts in payout phase				1,180	(1,916)

Increase (decrease) in net assets resulting from contract transactions	(14,390,938)	37,526,451	(37,112,871)	(1,586,542)	(5,816,480)

Total increase (decrease) in net assets	(15,257,172)	38,462,936	(35,595,702)	(1,378,989)	(6,003,336)

NET ASSETS:
Beginning of period	38,462,936	0	35,595,702	40,144,082	46,147,418

End of period	$23,205,764	$38,462,936	$0	$38,765,093	$40,144,082

CHANGES IN UNITS OUTSTANDING:
Units issued	676,078	4,026,101	219,036	592,511	539,626
Units redeemed	(2,081,112)	(273,813)	(1,692,109)	(688,827)	(892,995)

Net increase (decrease)	(1,405,034)	3,752,288	(1,473,073)	(96,316)	(353,369)

	(1) For the period July 17, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST INTERNATIONAL VALUE FUND		GREAT-WEST LIFETIME 2015 FUND		GREAT-WEST LIFETIME 2025 FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$154,599	$77,129	$65,016	$119,786	$93,087	$179,737
Net realized gain (loss) on investments	6,817,226	3,805,363	243,337	126,599	423,849	194,134
Change in net unrealized appreciation (depreciation) on investments	(12,224,225)	3,500,698	(529,121)	253,782	(971,381)	333,446

Increase (decrease) in net assets resulting from operations	(5,252,400)	7,383,190	(220,768)	500,167	(454,445)	707,317

CONTRACT TRANSACTIONS:
Purchase payments received	1,028,413	1,926,736	251,935	198,159	623,681	373,046
Transfers for contract benefits and terminations	(2,634,734)	(4,359,688)	(763,235)	(418,968)	(1,050,703)	(896,226)
Net transfers	772,105	(3,087,236)	(379,492)	(206,520)	1,444,405	601,422
Contract maintenance charges	(41,478)	(42,225)	(489)	(891)	(1,240)	(1,274)
Other, net	14,229	19,676	4,998	10,772	22,197	(10,185)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(861,465)	(5,542,737)	(886,283)	(417,448)	1,038,340	66,783

Total increase (decrease) in net assets	(6,113,865)	1,840,453	(1,107,051)	82,719	583,895	774,100

NET ASSETS:
Beginning of period	33,418,618	31,578,165	5,167,706	5,084,987	5,793,049	5,018,949

End of period	$27,304,753	$33,418,618	$4,060,655	$5,167,706	$6,376,944	$5,793,049

CHANGES IN UNITS OUTSTANDING:
Units issued	123,963	135,737	23,279	39,104	100,146	60,711
Units redeemed	(144,070)	(325,759)	(67,703)	(62,340)	(54,889)	(55,916)

Net increase (decrease)	(20,107)	(190,022)	(44,424)	(23,236)	45,257	4,795

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LIFETIME 2035 FUND		GREAT-WEST LIFETIME 2045 FUND		GREAT-WEST LIFETIME 2055 FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$88,287	$249,878	$50,027	$134,388	$27,733	$25,159
Net realized gain (loss) on investments	622,213	203,996	421,090	108,756	192,882	111,653
Change in net unrealized appreciation (depreciation) on investments	(1,296,628)	550,448	(935,874)	359,830	(493,606)	212,589

Increase (decrease) in net assets resulting from operations	(586,128)	1,004,322	(464,757)	602,974	(272,991)	349,401

CONTRACT TRANSACTIONS:
Purchase payments received	624,669	575,237	865,568	529,407	568,571	421,785
Transfers for contract benefits and terminations	(753,775)	(590,511)	(358,649)	(306,187)	(132,390)	(263,404)
Net transfers	270,496	668,236	279,815	254,147	15,738	68,669
Contract maintenance charges	(1,314)	(1,113)	(1,294)	(775)	(646)	(403)
Other, net	(31,277)	7,810	(17,985)	(17,710)	897	(3,119)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	108,799	659,659	767,455	458,882	452,170	223,528

Total increase (decrease) in net assets	(477,329)	1,663,981	302,698	1,061,856	179,179	572,929

NET ASSETS:
Beginning of period	6,798,607	5,134,626	4,013,956	2,952,100	2,214,014	1,641,085

End of period	$6,321,278	$6,798,607	$4,316,654	$4,013,956	$2,393,193	$2,214,014

CHANGES IN UNITS OUTSTANDING:
Units issued	45,502	72,362	53,813	45,328	25,566	25,240
Units redeemed	(41,593)	(43,184)	(23,047)	(26,531)	(7,559)	(15,698)

Net increase (decrease)	3,909	29,178	30,766	18,797	18,007	9,542

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND		GREAT-WEST MODERATE PROFILE FUND		GREAT-WEST MODERATE PROFILE I FUND
	2018	2017	2018	2017	2017
				(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(70,393)	$(66,406)	$2,130,207	$2,668,172	$701,381
Net realized gain (loss) on investments	415,825	1,090,885	2,266,789	5,999,535	(6,949,879)
Change in net unrealized appreciation (depreciation) on investments	(1,780,717)	(284,581)	(8,508,619)	(1,589,862)	16,010,766

Increase (decrease) in net assets resulting from operations	(1,435,285)	739,898	(4,111,623)	7,077,845	9,762,268

CONTRACT TRANSACTIONS:
Purchase payments received	113,756	224,860	6,904,413	4,015,363	6,023,951
Transfers for contract benefits and terminations	(655,264)	(1,058,125)	(7,931,924)	(5,896,698)	(7,080,879)
Net transfers	34,510	116,876	(86,576,807)	143,348,948	(150,103,998)
Contract maintenance charges	(1,451)	(2,833)	(41,619)	(24,733)	(33,136)
Other, net	5,542	1,351	86,734	(82,445)	(208,696)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(502,907)	(717,871)	(87,559,203)	141,360,435	(151,402,758)

Total increase (decrease) in net assets	(1,938,192)	22,027	(91,670,826)	148,438,280	(141,640,490)

NET ASSETS:
Beginning of period	8,995,519	8,973,492	148,438,280	0	141,640,490

End of period	$7,057,327	$8,995,519	$56,767,454	$148,438,280	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	11,729	32,308	942,357	14,856,960	305,361
Units redeemed	(23,545)	(47,614)	(9,267,542)	(719,642)	(5,330,307)

Net increase (decrease)	(11,816)	(15,306)	(8,325,185)	14,137,318	(5,024,946)

	(1) For the period July 17, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND		GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND		GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND
	2018	2017	2017	2018	2017	2017
		(1)	(2)		(1)	(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,784,878	$5,141,167	$1,491,206	$486,250	$945,000	$454,590
Net realized gain (loss) on investments	4,124,532	3,420,598	4,012,010	237,508	482,787	(3,258,279)
Change in net unrealized appreciation (depreciation) on investments	(10,120,752)	277,653	6,216,394	(1,307,111)	2,220	4,903,248

Increase (decrease) in net assets resulting from operations	(4,211,342)	8,839,418	11,719,610	(583,353)	1,430,007	2,099,559

CONTRACT TRANSACTIONS:
Purchase payments received	6,750,754	4,149,107	7,277,269	1,781,178	1,090,330	1,709,582
Transfers for contract benefits and terminations	(6,757,710)	(4,659,916)	(6,227,760)	(2,709,210)	(2,107,820)	(2,277,700)
Net transfers	(100,520,224)	146,934,181	(154,709,022)	(26,333,472)	38,006,908	(39,692,369)
Contract maintenance charges	(43,957)	(26,116)	(34,066)	(10,805)	(7,172)	(8,442)
Other, net	(57,633)	(83,101)	(23,168)	(2,323)	4,101	15,864
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(100,628,770)	146,314,155	(153,716,747)	(27,274,632)	36,986,347	(40,253,065)

Total increase (decrease) in net assets	(104,840,112)	155,153,573	(141,997,137)	(27,857,985)	38,416,354	(38,153,506)

NET ASSETS:
Beginning of period	155,153,573	0	141,997,137	38,416,354	0	38,153,506

End of period	$50,313,461	$155,153,573	$0	$10,558,369	$38,416,354	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	727,612	15,320,208	311,950	278,160	3,954,969	111,378
Units redeemed	(10,192,031)	(685,274)	(5,000,190)	(2,903,372)	(254,556)	(1,596,246)

Net increase (decrease)	(9,464,419)	14,634,934	(4,688,240)	(2,625,212)	3,700,413	(1,484,868)

	(1) For the period July 17, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST MULTI-SECTOR BOND FUND		GREAT-WEST S&P 500® INDEX FUND		GREAT-WEST S&P SMALL CAP 600® INDEX FUND
	2018	2017	2018	2017	2018	2017
				(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$558,606	$586,319	$(466,792)	$(63,754)	$73,752	$212,772
Net realized gain (loss) on investments	75,929	599,002	16,578,561	3,991,542	3,590,282	3,797,222
Change in net unrealized appreciation (depreciation) on investments	(1,444,423)	1,255,504	(25,979,904)	12,348,913	(6,500,038)	(479,540)

Increase (decrease) in net assets resulting from operations	(809,888)	2,440,825	(9,868,135)	16,276,701	(2,836,004)	3,530,454

CONTRACT TRANSACTIONS:
Purchase payments received	1,355,293	2,546,238	1,550,292	691,360	464,479	730,891
Transfers for contract benefits and terminations	(2,789,255)	(4,945,951)	(16,431,951)	(11,173,168)	(3,057,714)	(3,100,250)
Net transfers	(26,230,341)	(545,619)	(2,476,870)	187,289,566	(334,256)	(596,031)
Contract maintenance charges	(6,718)	(11,423)	(52,812)	(8,429)	(15,508)	(16,416)
Other, net	21,627	(31,037)	25,819	2,328	(9,487)	6,722
Adjustments to net assets allocated to contracts in payout phase			(35,703)	186,445

Increase (decrease) in net assets resulting from contract transactions	(27,649,394)	(2,987,792)	(17,421,225)	176,988,102	(2,952,486)	(2,975,084)

Total increase (decrease) in net assets	(28,459,282)	(546,967)	(27,289,360)	193,264,803	(5,788,490)	555,370

NET ASSETS:
Beginning of period	42,096,464	42,643,431	193,264,803	0	32,791,259	32,235,889

End of period	$13,637,182	$42,096,464	$165,975,443	$193,264,803	$27,002,769	$32,791,259

CHANGES IN UNITS OUTSTANDING:
Units issued	58,441	122,957	493,841	19,085,738	47,420	68,788
Units redeemed	(725,848)	(193,012)	(2,051,226)	(1,370,383)	(94,600)	(114,686)

Net increase (decrease)	(667,407)	(70,055)	(1,557,385)	17,715,355	(47,180)	(45,898)

	(1) For the period July 17, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST STOCK INDEX FUND	GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND		GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
	2017	2018	2017	2018	2017
	(1)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$678,180	$(345,422)	$(60,968)	$(272,195)	$(9,747)
Net realized gain (loss) on investments	36,916,005	5,762,625	3,267,852	20,695,447	8,896,966
Change in net unrealized appreciation (depreciation) on investments	(20,344,798)	(10,406,132)	4,186,561	(18,622,736)	9,722,840

Increase (decrease) in net assets resulting from operations	17,249,387	(4,988,929)	7,393,445	1,800,516	18,610,059

CONTRACT TRANSACTIONS:
Purchase payments received	777,330	779,717	816,436	2,611,477	4,522,892
Transfers for contract benefits and terminations	(8,342,909)	(5,656,166)	(5,560,104)	(5,631,440)	(7,350,526)
Net transfers	(189,350,904)	(1,025,137)	(576,440)	(59,054,493)	(916,162)
Contract maintenance charges	(45,100)	(24,589)	(18,913)	(20,992)	(25,159)
Other, net	4,121	25,270	(49,409)	32,224	(61,156)
Adjustments to net assets allocated to contracts in payout phase	(171,054)

Increase (decrease) in net assets resulting from contract transactions	(197,128,516)	(5,900,905)	(5,388,430)	(62,063,224)	(3,830,111)

Total increase (decrease) in net assets	(179,879,129)	(10,889,834)	2,005,015	(60,262,708)	14,779,948

NET ASSETS:
Beginning of period	179,879,129	53,840,940	51,835,925	94,132,313	79,352,365

End of period	$0	$42,951,106	$53,840,940	$33,869,605	$94,132,313

CHANGES IN UNITS OUTSTANDING:
Units issued	85,793	56,473	108,970	69,498	154,992
Units redeemed	(2,935,539)	(183,290)	(213,241)	(835,448)	(219,940)

Net increase (decrease)	(2,849,746)	(126,817)	(104,271)	(765,950)	(64,948)

	(1) For the period January 1, 2017 to July 17, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	GREAT-WEST U.S. GOVERNMENT SECURITIES FUND		INVESCO AMERICAN FRANCHISE FUND		INVESCO AMERICAN VALUE FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$200,858	$99,379	$(6,651)	$(6,798)	$(5,205)	$(3,801)
Net realized gain (loss) on investments	(133,800)	(68,534)	85,780	63,112	163,904	122,816
Change in net unrealized appreciation (depreciation) on investments	(173,809)	265,214	(112,887)	123,477	(348,653)	(35,459)

Increase (decrease) in net assets resulting from operations	(106,751)	296,059	(33,758)	179,791	(189,954)	83,556

CONTRACT TRANSACTIONS:
Purchase payments received	340,458	400,343	12,897	6,539	87,777	55,852
Transfers for contract benefits and terminations	(1,841,686)	(2,076,288)	(86,003)	(125,087)	(80,910)	(92,865)
Net transfers	876,024	(374,494)	51,327	(31,473)	353,181	(217,746)
Contract maintenance charges	(9,112)	(14,148)	(171)	(207)	(910)	(736)
Other, net	9,703	(9,429)	(228)	367	(9,723)	(499)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(624,613)	(2,074,016)	(22,178)	(149,861)	349,415	(255,994)

Total increase (decrease) in net assets	(731,364)	(1,777,957)	(55,936)	29,930	159,461	(172,438)

NET ASSETS:
Beginning of period	21,557,320	23,335,277	766,604	736,674	960,442	1,132,880

End of period	$20,825,956	$21,557,320	$710,668	$766,604	$1,119,903	$960,442

CHANGES IN UNITS OUTSTANDING:
Units issued	105,384	69,790	4,096	1,893	35,542	23,994
Units redeemed	(132,418)	(160,468)	(6,608)	(13,914)	(19,134)	(37,599)

Net increase (decrease)	(27,034)	(90,678)	(2,512)	(12,021)	16,408	(13,605)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	INVESCO COMSTOCK FUND		INVESCO MID CAP GROWTH FUND		INVESCO SMALL CAP GROWTH FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,984	$21,676	$(12,038)	$(11,321)	$(8,981)	$(8,025)
Net realized gain (loss) on investments	218,571	40,725	147,480	137,494	136,658	174,476
Change in net unrealized appreciation (depreciation) on investments	(589,250)	385,934	(204,445)	73,876	(270,328)	140,231

Increase (decrease) in net assets resulting from operations	(356,695)	448,335	(69,003)	200,049	(142,651)	306,682

CONTRACT TRANSACTIONS:
Purchase payments received	53,640	95,517	7,343	7,546	48,886	42,844
Transfers for contract benefits and terminations	(263,915)	(288,977)	(54,099)	(138,570)	(62,235)	(268,509)
Net transfers	(103,693)	(923,016)	2,824	(5,974)	33,740	(11,033)
Contract maintenance charges	(846)	(4,384)	(533)	(574)	(903)	(1,466)
Other, net	4,491	2,204	(1,212)	232	2,935	2,588
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(310,323)	(1,118,656)	(45,677)	(137,340)	22,423	(235,576)

Total increase (decrease) in net assets	(667,018)	(670,321)	(114,680)	62,709	(120,228)	71,106

NET ASSETS:
Beginning of period	2,799,623	3,469,944	1,092,860	1,030,151	1,443,621	1,372,515

End of period	$2,132,605	$2,799,623	$978,180	$1,092,860	$1,323,393	$1,443,621

CHANGES IN UNITS OUTSTANDING:
Units issued	34,653	38,471	2,228	5,161	4,722	3,114
Units redeemed	(50,905)	(94,500)	(5,748)	(16,598)	(4,602)	(10,145)

Net increase (decrease)	(16,252)	(56,029)	(3,520)	(11,437)	120	(7,031)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS FUND	JANUS HENDERSON FORTY FUND		JANUS HENDERSON GLOBAL RESEARCH FUND
	2017	2018	2017	2018	2017
	(1)		(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$290	$(48,215)	$3,459	$(2,254)	$(2,676)
Net realized gain (loss) on investments	8,414	392,086	366,546	91,495	29,910
Change in net unrealized appreciation (depreciation) on investments	2,365	(322,042)	108,117	(153,340)	158,914

Increase (decrease) in net assets resulting from operations	11,069	21,829	478,122	(64,099)	186,148

CONTRACT TRANSACTIONS:
Purchase payments received		6,865	10,150	4,459	4,494
Transfers for contract benefits and terminations	(416)	(269,690)	(237,131)	(61,032)	(37,844)
Net transfers	(98,880)	47,749	4,160,588	(8,413)	(15,142)
Contract maintenance charges		(1,938)	(296)	(382)	(329)
Other, net		26	(180)	(96)	(33)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(99,296)	(216,988)	3,933,131	(65,464)	(48,854)

Total increase (decrease) in net assets	(88,227)	(195,159)	4,411,253	(129,563)	137,294

NET ASSETS:
Beginning of period	88,227	4,411,253	0	894,717	757,423

End of period	$0	$4,216,094	$4,411,253	$765,154	$894,717

CHANGES IN UNITS OUTSTANDING:
Units issued	175	19,409	430,159	950	1,055
Units redeemed	(7,719)	(37,894)	(37,116)	(7,021)	(6,450)

Net increase (decrease)	(7,544)	(18,485)	393,043	(6,071)	(5,395)

	(1) For the period January 1, 2017 to May 1, 2017.
	(2) For the period May 1, 2017 to December 31, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JANUS HENDERSON RESEARCH FUND		JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO		JANUS TWENTY FUND
	2018	2017	2018	2017	2017
		(1)			(2)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(200)	$(166)	$3,329	$(1,861)	$(8,137)
Net realized gain (loss) on investments	4,569	5,372	142,139	108,928	527,975
Change in net unrealized appreciation (depreciation) on investments	(7,639)	2,261	(274,353)	294,035	(158,877)

Increase (decrease) in net assets resulting from operations	(3,270)	7,467	(128,885)	401,102	360,961

CONTRACT TRANSACTIONS:
Purchase payments received			114	82,246	453
Transfers for contract benefits and terminations	(1,384)	(67,683)	(232,336)	(57,236)	(90,386)
Net transfers	17,565	92,245	(31,737)	(69,525)	(3,912,289)
Contract maintenance charges			(661)	(502)	(1,742)
Other, net			7,790	(8,818)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	16,181	24,562	(256,830)	(53,835)	(4,003,964)

Total increase (decrease) in net assets	12,911	32,029	(385,715)	347,267	(3,643,003)

NET ASSETS:
Beginning of period	32,029	0	1,958,700	1,611,433	3,643,003

End of period	$44,940	$32,029	$1,572,985	$1,958,700	$0

CHANGES IN UNITS OUTSTANDING:
Units issued	1,423	9,911	1,887	8,301	26
Units redeemed	(131)	(7,074)	(12,479)	(11,200)	(280,596)

Net increase (decrease)	1,292	2,837	(10,592)	(2,899)	(280,570)

	(1) For the period May 1, 2017 to December 31, 2017.
	(2) For the period January 1, 2017 to May 1, 2017.

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	JENSEN QUALITY GROWTH FUND		LORD ABBETT VALUE OPPORTUNITIES FUND		MAINSTAY EPOCH US SMALL CAP FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,603)	$(2,321)	$(10,078)	$(10,862)	$(632)	$(753)
Net realized gain (loss) on investments	112,390	64,074	146,843	237,897	13,880	7,685
Change in net unrealized appreciation (depreciation) on investments	(96,857)	118,758	(346,660)	(19,342)	(24,605)	2,049

Increase (decrease) in net assets resulting from operations	11,930	180,511	(209,895)	207,693	(11,357)	8,981

CONTRACT TRANSACTIONS:
Purchase payments received	3,766	3,025	131,626	175,846	838	738
Transfers for contract benefits and terminations	(52,144)	(95,682)	(179,733)	(151,301)	(9,015)	(22)
Net transfers	(17,030)	(4,165)	(799,385)	238,330		(21)
Contract maintenance charges	(304)	(292)	(5,738)	(8,122)	(13)	(19)
Other, net	(319)	(441)	(8,500)	(434)	(2)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(66,031)	(97,555)	(861,730)	254,319	(8,192)	676

Total increase (decrease) in net assets	(54,101)	82,956	(1,071,625)	462,012	(19,549)	9,657

NET ASSETS:
Beginning of period	958,200	875,244	2,418,377	1,956,365	73,347	63,690

End of period	$904,099	$958,200	$1,346,752	$2,418,377	$53,798	$73,347

CHANGES IN UNITS OUTSTANDING:
Units issued	196	742	28,230	84,722	41	180
Units redeemed	(2,629)	(4,918)	(61,056)	(74,459)	(451)	(147)

Net increase (decrease)	(2,433)	(4,176)	(32,826)	10,263	(410)	33

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	MFS GROWTH FUND		OPPENHEIMER CAPITAL APPRECIATION FUND		OPPENHEIMER GLOBAL FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(815)	$(729)	$(28,737)	$(25,800)	$(51,202)	$(13,871)
Net realized gain (loss) on investments	14,065	31,079	218,801	368,360	2,787,552	1,520,613
Change in net unrealized appreciation (depreciation) on investments	(10,283)	12,791	(376,339)	369,964	(5,033,206)	2,992,578

Increase (decrease) in net assets resulting from operations	2,967	43,141	(186,275)	712,524	(2,296,856)	4,499,320

CONTRACT TRANSACTIONS:
Purchase payments received	2,316	856	73,738	92,516	466,096	878,639
Transfers for contract benefits and terminations	(22,465)	(70,296)	(277,880)	(420,575)	(2,565,964)	(1,861,306)
Net transfers	2,499	2,716	(484,739)	361,178	395,411	2,117,867
Contract maintenance charges	(48)	(26)	(422)	(444)	(24,669)	(15,816)
Other, net		45	1,491	(1,394)	32,960	(3,265)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(17,698)	(66,705)	(687,812)	31,281	(1,696,166)	1,116,119

Total increase (decrease) in net assets	(14,731)	(23,564)	(874,087)	743,805	(3,993,022)	5,615,439

NET ASSETS:
Beginning of period	137,780	161,344	3,639,227	2,895,422	17,949,174	12,333,735

End of period	$123,049	$137,780	$2,765,140	$3,639,227	$13,956,152	$17,949,174

CHANGES IN UNITS OUTSTANDING:
Units issued	262	399	9,910	34,295	74,344	156,950
Units redeemed	(859)	(2,896)	(38,617)	(35,778)	(131,540)	(111,571)

Net increase (decrease)	(597)	(2,497)	(28,707)	(1,483)	(57,196)	45,379

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PIMCO TOTAL RETURN FUND		PIONEER EQUITY INCOME VCT PORTFOLIO		PUTNAM HIGH YIELD FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$223,209	$234,289	$27,892	$19,078	$123,045	$133,471
Net realized gain (loss) on investments	(248,560)	(857,602)	316,237	415,701	(18,197)	(62,588)
Change in net unrealized appreciation (depreciation) on investments	(136,568)	1,187,904	(517,693)	(106,417)	(240,953)	101,426

Increase (decrease) in net assets resulting from operations	(161,919)	564,591	(173,564)	328,362	(136,105)	172,309

CONTRACT TRANSACTIONS:
Purchase payments received	253,219	1,133,616	81,161	144,455	113,956	234,804
Transfers for contract benefits and terminations	(1,130,701)	(2,400,176)	(192,776)	(447,649)	(228,539)	(513,038)
Net transfers	(449,135)	(7,022,197)	36,742	(1,851,555)	268,311	(832,404)
Contract maintenance charges	(9,670)	(19,154)	(4,773)	(9,328)	(8,159)	(9,224)
Other, net	(13,011)	1,357	1,125	4,179	11,173	8,421
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(1,349,298)	(8,306,554)	(78,521)	(2,159,898)	156,742	(1,111,441)

Total increase (decrease) in net assets	(1,511,217)	(7,741,963)	(252,085)	(1,831,536)	20,637	(939,132)

NET ASSETS:
Beginning of period	11,281,035	19,022,998	1,832,078	3,663,614	2,799,582	3,738,714

End of period	$9,769,818	$11,281,035	$1,579,993	$1,832,078	$2,820,219	$2,799,582

CHANGES IN UNITS OUTSTANDING:
Units issued	105,632	175,151	21,699	16,266	42,937	54,419
Units redeemed	(175,784)	(564,766)	(24,524)	(88,841)	(34,997)	(116,747)

Net increase (decrease)	(70,152)	(389,615)	(2,825)	(72,575)	7,940	(62,328)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND		ROYCE TOTAL RETURN FUND		VICTORY RS SELECT GROWTH FUND
	2018	2017	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,031)	$54,209	$1,200	$(2,518)	$(2,365)	$(2,122)
Net realized gain (loss) on investments	464,580	82,967	186,664	142,925	86,246	47,563
Change in net unrealized appreciation (depreciation) on investments	(812,777)	610,438	(350,214)	22,272	(98,742)	(6,145)

Increase (decrease) in net assets resulting from operations	(361,228)	747,614	(162,350)	162,679	(14,861)	39,296

CONTRACT TRANSACTIONS:
Purchase payments received	139,313	227,288	21,795	195,881	5,320	4,928
Transfers for contract benefits and terminations	(171,009)	(191,023)	(174,138)	(277,686)	(17,472)	(22,988)
Net transfers	(914,329)	(492,813)	162,490	(1,308,787)	(31,630)	8,503
Contract maintenance charges	(7,885)	(9,244)	(528)	(2,389)	(74)	(78)
Other, net	380	(3,677)	(12,851)	2,798		(5,556)
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(953,530)	(469,469)	(3,232)	(1,390,183)	(43,856)	(15,191)

Total increase (decrease) in net assets	(1,314,758)	278,145	(165,582)	(1,227,504)	(58,717)	24,105

NET ASSETS:
Beginning of period	2,630,065	2,351,920	1,259,702	2,487,206	290,411	266,306

End of period	$1,315,307	$2,630,065	$1,094,120	$1,259,702	$231,694	$290,411

CHANGES IN UNITS OUTSTANDING:
Units issued	107,070	85,764	17,460	21,152	208	1,259
Units redeemed	(188,025)	(123,763)	(17,659)	(96,241)	(1,476)	(1,897)

Net increase (decrease)	(80,955)	(37,999)	(199)	(75,089)	(1,268)	(638)

The accompanying notes are an integral part of these financial statements.	(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2018 AND 2017

	INVESTMENT DIVISIONS

	VICTORY RS SMALL CAP GROWTH FUND		VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,471)	$(12,355)	$(69,903)	$(65,953)
Net realized gain (loss) on investments	292,146	183,505	210,836	(72,804)
Change in net unrealized appreciation (depreciation) on investments	(405,993)	212,860	(720,140)	1,153,025

Increase (decrease) in net assets resulting from operations	(128,318)	384,010	(579,207)	1,014,268

CONTRACT TRANSACTIONS:
Purchase payments received	17,024	17,933	214,554	340,380
Transfers for contract benefits and terminations	(107,006)	(61,365)	(668,784)	(780,680)
Net transfers	(1,401)	(10,507)	79,619	(292,446)
Contract maintenance charges	(633)	(619)	(1,298)	(1,318)
Other, net	46	42	15,296	29,115
Adjustments to net assets allocated to contracts in payout phase

Increase (decrease) in net assets resulting from contract transactions	(91,970)	(54,516)	(360,613)	(704,949)

Total increase (decrease) in net assets	(220,288)	329,494	(939,820)	309,319

NET ASSETS:
Beginning of period	1,437,869	1,108,375	8,224,197	7,914,878

End of period	$1,217,581	$1,437,869	$7,284,377	$8,224,197

CHANGES IN UNITS OUTSTANDING:
Units issued	541	1,871	34,197	39,261
Units redeemed	(6,286)	(6,072)	(49,960)	(72,976)

Net increase (decrease)	(5,745)	(4,201)	(15,763)	(33,715)

The accompanying notes are an integral part of these financial statements.	(Concluded)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2018

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The FutureFunds Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. The Series Account is a funding vehicle for group variable annuity contracts. It consists of numerous investment divisions (Investment Divisions), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Investment Divisions of the Series Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Series Account’s assets applicable to the reserves and other contract liabilities with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

The preparation of financial statements and financial highlights of each of the Investment Divisions in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Series Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Series Account.

Security Valuation

Mutual fund investments held by the Investment Divisions are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Series Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Series Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2018, the only investments of each of the Investment Divisions of the Series Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Series Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Series Account. To the extent the Series Account invests more of its assets in one underlying fund than another, the Series Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Investment Division for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Contracts in the Payout Phase

Net assets of each Investment Division allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 4.5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Series Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Federal Income Taxes

The operations of each of the Investment Divisions of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Investment Divisions of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Purchase Payments Received

Purchase payments received from contract owners by the Company are credited as accumulation units, and are reported as Contract Transactions on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Net Transfers

Net transfers include transfers between Investment Divisions of the Series Account as well as transfers between other investment options of the Company, not included in the Series Account.

Other, Net

The amounts reported as Other, net on the Statement of Changes in Net Assets of the applicable Investment Divisions consist of loans from participant accounts and loan repayments to participant accounts.

Application of Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. Eliminated and modified disclosures have been adopted, and there was no impact to the financial statements.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2018 were as follows:

Investment Division	Purchases	Sales
Alger Balanced Portfolio	$414,620	$794,468
Alger Mid Cap Growth Portfolio	2,272,292	1,811,960
American Century Investments Equity Income Fund	1,678,972	2,391,080
American Century Investments Income & Growth Fund	33,326	12,209
American Funds The Growth Fund of America	2,381,236	3,483,930
Artisan International Fund	2,068,932	2,502,605
Clearbridge Value Trust	17,385	243,943
Columbia Mid Cap Value Fund	1,666,480	551,183
Columbia Variable Portfolio - Asset Allocation Fund	5,139	18,497
Davis New York Venture Fund	982,503	1,055,130
Federated Equity Income Fund, Inc	617,614	484,078
Fidelity VIP Contrafund Portfolio	5,428,586	5,944,354
Fidelity VIP Growth Portfolio	12,779,044	9,577,098
Franklin Small-Mid Cap Growth Fund	4,730	20,821
Great-West Aggressive Profile Fund	9,680,872	61,665,118
Great-West Ariel Mid Cap Value Fund	749,774	8,391,836
Great-West Bond Index Fund	4,556,808	2,210,766
Great-West Conservative Profile Fund	7,407,999	20,377,738
Great-West Government Money Market Fund	7,364,967	8,743,449
Great-West International Value Fund	7,652,997	2,782,677
Great-West Lifetime 2015 Fund	688,573	1,352,520
Great-West Lifetime 2025 Fund	2,603,501	1,120,998
Great-West Lifetime 2035 Fund	1,686,212	964,940
Great-West Lifetime 2045 Fund	1,653,518	473,642
Great-West Lifetime 2055 Fund	792,071	138,977
Great-West Loomis Sayles Small Cap Value Fund	628,503	999,585
Great-West Moderate Profile Fund	13,114,329	94,553,380
Great-West Moderately Aggressive Profile Fund	11,651,238	106,169,944
Great-West Moderately Conservative Profile Fund	3,161,034	29,466,639
Great-West Multi-Sector Bond Fund	2,229,052	29,248,641
Great-West S&P 500® Index Fund	17,950,449	21,119,538
Great-West S&P Small Cap 600® Index Fund	5,060,129	4,808,794
Great-West T. Rowe Price Equity Income Fund	3,342,127	7,049,470
Great-West T. Rowe Price Mid Cap Growth Fund	4,715,189	65,104,454

Investment Division	Purchases	Sales
Great-West U.S. Government Securities Fund	$1,942,455	$2,365,283
Invesco American Franchise Fund	138,902	99,370
Invesco American Value Fund	753,621	278,275
Invesco Comstock Fund	845,294	974,932
Invesco Mid Cap Growth Fund	152,170	88,856
Invesco Small Cap Growth Fund	300,604	167,758
Janus Henderson Forty Fund	556,533	480,909
Janus Henderson Global Research Fund	67,028	91,833
Janus Henderson Research Fund	22,179	1,861
Janus Henderson VIT Global Research Portfolio	58,331	311,783
Jensen Quality Growth Fund	86,528	79,586
Lord Abbett Value Opportunities Fund	435,197	1,162,773
Mainstay Epoch US Small Cap Fund	9,267	9,772
MFS Growth Fund	12,530	25,919
Oppenheimer Capital Appreciation Fund	395,228	872,020
Oppenheimer Global Fund	2,926,420	3,130,114
Pimco Total Return Fund	1,626,536	2,752,281
Pioneer Equity Income VCT Portfolio	927,623	630,798
Putnam High Yield Fund	670,527	390,672
Putnam International Capital Opportunities Fund	1,058,255	1,902,425
Royce Total Return Fund	481,452	289,390
Victory RS Select Growth Fund	78,626	51,509
Victory RS Small Cap Growth Fund	225,841	126,092
Virtus Silvant Small-Cap Growth Stock Fund	1,338,018	1,017,598

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company may deduct from each participant’s account in the FutureFunds contract an annual maintenance charge of not more than $30 and from each participant’s account in the FutureFunds Select contract an annual maintenance charge of not more that $100 on the first day of each calendar year. If the account is established after the beginning of the year, the charge is deducted on the first day of the next calendar quarter and is prorated for the portion of the year remaining. This charge is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Charges Incurred for Total or Partial Surrenders

The Company deducts charges for total or partial surrenders of a contract in excess of the “free amount” before the retirement date by a deduction from a participant’s account in the FutureFunds contract. The “free amount” is an amount equal to 10% of the participant account value at December 31 of the calendar year prior to the partial or total surrender. In the FutureFunds Select contract, a contract termination charge may apply within the first 5 years of the contract. These charges are recorded as Transfers for contract benefits and terminations on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Premium Taxes

The Company presently intends to pay any premium tax levied by any governmental entity as a result of the existence of the participant accounts or the Series Account.

Loan Fees

To compensate the Company for the administration of loans, an annual maintenance fee of $25 to $100 from each participant account is charged on the anniversaries of the loan origination. The annual maintenance fee is recorded as Contract maintenance charges on the Statement of Changes in Net Assets of the applicable Investment Divisions.

Deductions for Assumption of Mortality and Expense Risks

The Company deducts an amount, computed and accrued daily, from the unit value of each Investment Division of the Series Account, equal to an annual rate of 0.00% to 1.25%, depending on the terms of the contract. These charges compensate the Company for its assumption of certain mortality, death benefit and expense risks. The level of this charge is guaranteed and will not change. These charges are recorded as Mortality and expense risk in the Statement of Operations of the applicable Investment Divisions.

Related Party Transactions

Great-West Funds, Inc., funds of which are underlying certain Investment Divisions, is a registered investment company affiliated with the Company. Great-West Capital Management, LLC (GWCM), a wholly owned subsidiary of the Company, serves as investment adviser to Great-West Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Great-West Funds, Inc. to compensate GWCM for investment advisory services.

4.	FINANCIAL HIGHLIGHTS

For each Investment Division, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statement of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Investment Divisions of the Series Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Investment Divisions with a date notation indicate the effective date that the investment option was available in the Series Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Investment Division is added to the Series Account, the calculation of the total return begins on the day it is added even though it may not have had operations for all or some of the same period. Unit values and returns for bands or Investment Divisions that had no operations activity during the reporting period are not shown. As the total returns for the Investment Divisions of the Series Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ALGER BALANCED PORTFOLIO
2018	60	$19.07	to	$24.27	$1,204	3.09%	0.00%	to	1.25%	(4.53)%	to	(3.32)%
2017	84	$19.97	to	$25.10	$1,831	2.95%	0.00%	to	1.25%	14.02%	to	15.44%
2016	95	$17.52	to	$21.74	$1,799	1.81%	0.00%	to	1.25%	7.16%	to	8.51%
2015	96	$16.35	to	$20.04	$1,682	1.98%	0.00%	to	1.25%	0.21%	to	1.46%
2014	107	$16.31	to	$19.75	$1,844	2.02%	0.00%	to	1.25%	8.08%	to	9.42%
ALGER MID CAP GROWTH PORTFOLIO
2018	389	$25.88	to	$32.94	$10,449	0.00%	0.00%	to	1.25%	(8.60)%	to	(7.45)%
2017	425	$28.32	to	$35.59	$12,395	0.00%	0.00%	to	1.25%	28.18%	to	29.79%
2016	468	$22.09	to	$27.42	$10,615	0.00%	0.00%	to	1.25%	(0.28)%	to	0.97%
2015	534	$22.15	to	$27.16	$12,220	0.00%	0.00%	to	1.25%	(2.79)%	to	(1.56)%
2014	565	$22.79	to	$27.59	$13,436	0.00%	0.00%	to	1.25%	6.69%	to	8.03%
AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND
2018	295	$35.75	to	$45.06	$10,536	1.95%	0.00%	to	1.25%	(5.58)%	to	(4.39)%
2017	331	$37.86	to	$47.13	$12,537	1.79%	0.00%	to	1.25%	11.93%	to	13.33%
2016	384	$33.83	to	$41.58	$12,844	1.97%	0.00%	to	1.25%	18.01%	to	19.49%
2015	436	$28.66	to	$34.80	$12,792	2.42%	0.00%	to	1.25%	(0.65)%	to	0.60%
2014	423	$28.85	to	$34.59	$12,262	2.42%	0.00%	to	1.25%	11.09%	to	12.45%
AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND
2018	13	$20.84	to	$20.84	$264	1.85%	0.75%	to	0.75%	(7.56)%	to	(7.56)%
2017	13	$22.54	to	$22.54	$292	2.42%	0.75%	to	0.75%	19.73%	to	19.73%
2016	13	$18.83	to	$18.83	$249	2.57%	0.75%	to	0.75%	12.72%	to	12.72%
2015	8	$16.70	to	$16.70	$128	2.15%	0.75%	to	0.75%	(6.37)%	to	(6.37)%
2014	8	$17.84	to	$17.84	$150	2.10%	0.75%	to	0.75%	11.71%	to	11.71%
AMERICAN FUNDS THE GROWTH FUND OF AMERICA (Effective date 08/10/2006)
2018	545	$21.68	to	$25.31	$12,602	0.17%	0.00%	to	1.25%	(4.46)%	to	(3.25)%
2017	640	$22.69	to	$26.16	$15,414	0.15%	0.00%	to	1.25%	24.16%	to	25.71%
2016	663	$18.27	to	$20.81	$12,819	0.25%	0.00%	to	1.25%	6.78%	to	8.12%
2015	689	$17.11	to	$19.25	$12,409	0.22%	0.00%	to	1.25%	3.73%	to	5.03%
2014	883	$16.50	to	$18.32	$15,348	0.03%	0.00%	to	1.25%	7.63%	to	8.92%
ARTISAN INTERNATIONAL FUND
2018	713	$14.10	to	$17.78	$11,835	1.10%	0.00%	to	1.25%	(11.98)%	to	(10.86)%
2017	800	$16.02	to	$19.95	$14,864	0.74%	0.00%	to	1.25%	29.40%	to	31.02%
2016	808	$12.38	to	$15.23	$11,489	1.03%	0.00%	to	1.25%	(10.78)%	to	(9.66)%
2015	998	$13.88	to	$16.86	$15,911	0.38%	0.00%	to	1.25%	(5.05)%	to	(3.86)%
2014	1,238	$14.61	to	$17.53	$20,662	0.76%	0.00%	to	1.25%	(2.21)%	to	(0.96)%
CLEARBRIDGE VALUE TRUST
2018	65	$15.53	to	$19.12	$1,014	0.37%	0.00%	to	1.25%	(14.07)%	to	(12.98)%
2017	78	$18.08	to	$21.98	$1,409	0.30%	0.00%	to	1.25%	13.07%	to	14.48%
2016	87	$15.99	to	$19.20	$1,378	0.60%	0.00%	to	1.25%	11.01%	to	12.41%
2015	97	$14.40	to	$17.08	$1,396	0.16%	0.00%	to	1.25%	(4.90)%	to	(3.70)%
2014	105	$15.14	to	$17.74	$1,582	0.00%	0.00%	to	1.25%	12.15%	to	13.65%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

COLUMBIA SELECT MID CAP VALUE FUND (Effective date 05/27/2008)
2018	205	$15.07	to	$17.21	$3,376	0.25%	0.00%	to	1.25%	(14.81)%	to	(13.73)%
2017	197	$17.70	to	$19.95	$3,769	0.69%	0.00%	to	1.25%	11.62%	to	13.02%
2016	275	$15.85	to	$17.65	$4,739	0.51%	0.00%	to	1.25%	12.31%	to	13.72%
2015	314	$14.12	to	$15.52	$4,767	0.03%	0.00%	to	1.25%	(6.60)%	to	(5.43)%
2014	555	$15.11	to	$16.41	$8,966	0.44%	0.00%	to	1.25%	10.29%	to	11.71%
COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
2018	2	$24.49	to	$30.60	$53	1.43%	0.00%	to	0.75%	(5.24)%	to	(4.52)%
2017	3	$25.85	to	$32.05	$74	1.64%	0.00%	to	0.75%	14.76%	to	15.63%
2016	3	$22.52	to	$27.71	$67	2.25%	0.00%	to	0.75%	4.57%	to	5.36%
2015	3	$21.54	to	$26.30	$68	2.00%	0.00%	to	0.75%	0.31%	to	1.06%
2014	5	$21.47	to	$26.03	$106	2.50%	0.00%	to	0.75%	9.21%	to	10.06%
DAVIS NEW YORK VENTURE FUND (Effective date 08/10/2006)
2018	196	$16.22	to	$18.93	$3,409	0.28%	0.00%	to	1.25%	(14.36)%	to	(13.27)%
2017	234	$18.93	to	$21.83	$4,740	0.05%	0.00%	to	1.25%	20.29%	to	21.80%
2016	276	$15.74	to	$17.92	$4,657	0.51%	0.00%	to	1.25%	10.56%	to	11.94%
2015	266	$14.24	to	$16.01	$4,022	0.49%	0.00%	to	1.25%	1.37%	to	2.65%
2014	276	$14.04	to	$15.60	$4,076	0.16%	0.00%	to	1.25%	4.85%	to	6.27%
FEDERATED EQUITY INCOME FUND, INC
2018	143	$16.36	to	$20.14	$2,529	1.74%	0.00%	to	1.25%	(12.79)%	to	(11.69)%
2017	157	$18.76	to	$22.81	$3,146	2.07%	0.00%	to	1.25%	14.62%	to	16.06%
2016	171	$16.37	to	$19.65	$2,977	2.31%	0.00%	to	1.25%	8.14%	to	9.49%
2015	204	$15.14	to	$17.95	$3,281	1.91%	0.00%	to	1.25%	(6.61)%	to	(5.43)%
2014	265	$16.21	to	$18.98	$4,592	1.72%	0.00%	to	1.25%	6.64%	to	7.96%
FIDELITY VIP CONTRAFUND PORTFOLIO
2018	1,059	$36.24	to	$46.60	$39,012	0.70%	0.00%	to	1.25%	(7.55)%	to	(6.37)%
2017	1,163	$39.19	to	$49.78	$46,298	0.99%	0.00%	to	1.25%	20.37%	to	21.88%
2016	1,263	$32.56	to	$40.84	$41,920	0.79%	0.00%	to	1.25%	6.67%	to	8.00%
2015	1,421	$30.53	to	$37.82	$44,433	1.02%	0.00%	to	1.25%	(0.58)%	to	0.67%
2014	1,468	$30.70	to	$37.56	$46,074	0.96%	0.00%	to	1.25%	10.55%	to	11.92%
FIDELITY VIP GROWTH PORTFOLIO
2018	1,385	$56.60	to	$36.16	$64,851	0.24%	0.00%	to	1.25%	(1.41)%	to	(0.17)%
2017	1,517	$57.41	to	$36.22	$71,883	0.22%	0.00%	to	1.25%	33.46%	to	35.13%
2016	1,636	$43.02	to	$26.80	$58,480	0.04%	0.00%	to	1.25%	(0.45)%	to	0.80%
2015	1,907	$43.21	to	$26.59	$67,611	0.25%	0.00%	to	1.25%	5.84%	to	7.17%
2014	2,137	$40.83	to	$24.81	$71,331	0.18%	0.00%	to	1.25%	9.94%	to	11.31%
FRANKLIN SMALL-MID CAP GROWTH FUND
2018	2	$16.89	to	$16.89	$37	0.00%	0.75%	to	0.75%	(5.32)%	to	(5.32)%
2017	3	$17.84	to	$17.84	$58	0.00%	0.75%	to	0.75%	20.62%	to	20.62%
2016	3	$14.79	to	$14.79	$49	0.00%	0.75%	to	0.75%	3.55%	to	3.55%
2015	3	$14.28	to	$14.28	$47	0.00%	0.75%	to	0.75%	(2.71)%	to	(2.71)%
2014	3	$14.68	to	$14.68	$49	0.00%	0.75%	to	0.75%	6.76%	to	6.76%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST AGGRESSIVE PROFILE FUND (Effective date 07/14/2017)
2018	3,522	$9.53	to	$9.70	$33,945	1.72%	0.00%	to	1.25%	(11.52)%	to	(10.41)%
2017	8,791	$10.77	to	$10.83	$95,132	3.30%	0.00%	to	1.25%	7.68%	to	8.31%
GREAT-WEST ARIEL MID CAP VALUE FUND
2018	634	$73.82	to	$54.12	$39,541	0.69%	0.00%	to	1.25%	(15.47)%	to	(14.40)%
2017	749	$87.34	to	$63.23	$54,038	2.30%	0.00%	to	1.25%	13.59%	to	15.01%
2016	859	$76.89	to	$54.98	$54,210	1.44%	0.00%	to	1.25%	11.65%	to	13.05%
2015	1,044	$68.87	to	$48.63	$58,335	1.36%	0.00%	to	1.25%	(7.27)%	to	(6.10)%
2014	1,108	$74.26	to	$51.79	$66,912	1.78%	0.00%	to	1.25%	6.45%	to	7.81%
GREAT-WEST BOND INDEX FUND
2018	1,046	$18.04	to	$22.96	$20,176	1.37%	0.00%	to	1.25%	(1.65)%	to	(0.41)%
2017	928	$18.34	to	$23.05	$18,123	1.04%	0.00%	to	1.25%	1.78%	to	3.06%
2016	824	$18.02	to	$22.37	$15,775	0.96%	0.00%	to	1.25%	0.68%	to	1.94%
2015	864	$17.90	to	$21.94	$16,383	1.59%	0.00%	to	1.25%	(1.01)%	to	0.23%
2014	1,040	$18.08	to	$21.89	$20,019	2.13%	0.00%	to	1.25%	4.45%	to	5.75%
GREAT-WEST CONSERVATIVE PROFILE FUND (Effective date 07/14/2017)
2018	2,347	$9.76	to	$9.94	$23,206	2.79%	0.00%	to	1.25%	(4.36)%	to	(3.15)%
2017	3,752	$10.20	to	$10.26	$38,463	1.86%	0.00%	to	1.25%	2.04%	to	2.62%
GREAT-WEST GOVERNMENT MONEY MARKET FUND
2018	2,381	$20.55	to	$14.27	$38,765	1.37%	0.00%	to	1.25%	0.12%	to	1.39%
2017	2,478	$20.52	to	$14.07	$40,144	0.40%	0.00%	to	1.25%	(0.84)%	to	0.41%
2016	2,831	$20.70	to	$14.02	$46,147	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
2015	2,810	$20.96	to	$14.02	$45,827	0.00%	0.00%	to	1.25%	(1.24)%	to	0.00%
2014	3,094	$21.22	to	$14.02	$50,825	0.00%	0.00%	to	1.25%	(1.26)%	to	0.00%
GREAT-WEST INTERNATIONAL VALUE FUND
2018	1,035	$30.12	to	$26.82	$27,305	1.25%	0.00%	to	1.25%	(16.63)%	to	(15.57)%
2017	1,055	$36.12	to	$31.77	$33,419	0.99%	0.00%	to	1.25%	24.90%	to	26.46%
2016	1,245	$28.92	to	$25.12	$31,578	0.60%	0.00%	to	1.25%	2.60%	to	3.88%
2015	1,412	$28.19	to	$24.18	$35,039	0.82%	0.00%	to	1.25%	5.13%	to	6.45%
2014	1,194	$26.81	to	$22.71	$28,558	0.87%	0.00%	to	1.25%	(0.26)%	to	0.98%
GREAT-WEST LIFETIME 2015 FUND (Effective date 05/05/2009)
2018	215	$17.88	to	$20.18	$4,061	2.05%	0.00%	to	1.25%	(5.61)%	to	(4.42)%
2017	259	$18.95	to	$21.11	$5,168	3.02%	0.00%	to	1.25%	9.75%	to	11.12%
2016	282	$17.26	to	$18.99	$5,085	1.92%	0.00%	to	1.25%	5.91%	to	7.24%
GREAT-WEST LIFETIME 2025 FUND (Effective date 05/08/2009)
2018	301	$20.06	to	$22.63	$6,377	2.10%	0.00%	to	1.25%	(6.91)%	to	(5.73)%
2017	255	$21.55	to	$24.01	$5,793	3.81%	0.00%	to	1.25%	12.73%	to	14.14%
2016	251	$19.12	to	$21.04	$5,019	1.93%	0.00%	to	1.25%	6.80%	to	8.13%
GREAT-WEST LIFETIME 2035 FUND (Effective date 05/08/2009)
2018	271	$21.59	to	$24.36	$6,321	1.79%	0.00%	to	1.25%	(9.02)%	to	(7.86)%
2017	267	$23.73	to	$26.44	$6,799	4.47%	0.00%	to	1.25%	16.90%	to	18.36%
2016	238	$20.30	to	$22.34	$5,135	1.81%	0.00%	to	1.25%	7.69%	to	9.04%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST LIFETIME 2045 FUND (Effective date 05/08/2009)
2018	189	$21.51	to	$24.26	$4,317	1.73%	0.00%	to	1.25%	(10.50)%	to	(9.36)%
2017	158	$24.03	to	$26.77	$4,014	4.57%	0.00%	to	1.25%	18.94%	to	20.43%
2016	139	$20.20	to	$22.23	$2,952	1.71%	0.00%	to	1.25%	8.17%	to	9.52%
GREAT-WEST LIFETIME 2055 FUND (Effective date 05/08/2009)
2018	105	$21.19	to	$23.91	$2,393	1.61%	0.00%	to	1.25%	(10.88)%	to	(9.75)%
2017	87	$23.78	to	$26.49	$2,214	1.75%	0.00%	to	1.25%	19.31%	to	20.80%
2016	77	$19.93	to	$21.93	$1,641	1.70%	0.00%	to	1.25%	8.09%	to	9.45%
GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND
2018	185	$36.77	to	$46.83	$7,057	0.00%	0.00%	to	1.25%	(17.24)%	to	(16.20)%
2017	196	$44.43	to	$55.88	$8,996	0.07%	0.00%	to	1.25%	8.38%	to	9.74%
2016	212	$41.00	to	$50.93	$8,973	0.08%	0.00%	to	1.25%	24.27%	to	25.82%
2015	252	$32.99	to	$40.47	$8,673	0.23%	0.00%	to	1.25%	(4.66)%	to	(3.47)%
2014	271	$34.61	to	$41.93	$9,527	0.90%	0.00%	to	1.25%	3.56%	to	4.88%
GREAT-WEST MODERATE PROFILE FUND (Effective date 07/14/2017)
2018	5,812	$9.67	to	$9.85	$56,767	2.38%	0.00%	to	1.25%	(7.46)%	to	(6.30)%
2017	14,137	$10.45	to	$10.51	$148,438	1.96%	0.00%	to	1.25%	4.51%	to	5.12%
GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND (Effective date 07/14/2017)
2018	5,171	$9.62	to	$9.80	$50,313	1.97%	0.00%	to	1.25%	(8.78)%	to	(7.62)%
2017	14,635	$10.55	to	$10.61	$155,154	3.50%	0.00%	to	1.25%	5.50%	to	6.11%
GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND (Effective date 07/14/2017)
2018	1,075	$9.72	to	$9.90	$10,558	2.24%	0.00%	to	1.25%	(5.92)%	to	(4.73)%
2017	3,700	$10.33	to	$10.39	$38,416	2.55%	0.00%	to	1.25%	3.31%	to	3.90%
GREAT-WEST MULTI-SECTOR BOND FUND
2018	352	$47.84	to	$41.00	$13,637	2.47%	0.00%	to	1.25%	(4.31)%	to	(3.11)%
2017	1,020	$50.00	to	$42.31	$42,096	1.71%	0.00%	to	1.25%	4.95%	to	6.27%
2016	1,090	$47.64	to	$39.82	$42,643	2.35%	0.00%	to	1.25%	10.00%	to	11.38%
2015	1,126	$43.31	to	$35.75	$40,021	2.36%	0.00%	to	1.25%	(7.71)%	to	(6.55)%
2014	1,224	$46.93	to	$38.25	$46,642	3.67%	0.00%	to	1.25%	2.18%	to	3.43%
GREAT-WEST S&P 500® INDEX FUND (Effective date 07/14/2017)
2018	16,158	$10.22	to	$10.41	$165,975	0.75%	0.00%	to	1.25%	(6.08)%	to	(4.89)%
2017	17,715	$10.88	to	$10.95	$193,265	0.42%	0.00%	to	1.25%	8.84%	to	9.47%
GREAT-WEST S&P SMALL CAP 600® INDEX FUND
2018	484	$64.21	to	$50.02	$27,003	1.12%	0.00%	to	1.25%	(10.13)%	to	(8.99)%
2017	531	$71.44	to	$54.96	$32,791	1.57%	0.00%	to	1.25%	11.35%	to	12.75%
2016	577	$64.16	to	$48.75	$32,236	1.08%	0.00%	to	1.25%	24.18%	to	25.74%
2015	415	$51.67	to	$38.77	$18,366	1.10%	0.00%	to	1.25%	(3.75)%	to	(2.54)%
2014	455	$53.68	to	$39.78	$20,294	1.21%	0.00%	to	1.25%	3.89%	to	5.21%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND
2018	1,030	$53.99	to	$33.65	$42,951	0.29%	0.00%	to	1.25%	(10.65)%	to	(9.52)%
2017	1,157	$60.42	to	$37.19	$53,841	0.86%	0.00%	to	1.25%	14.78%	to	16.22%
2016	1,261	$52.64	to	$32.00	$51,836	0.65%	0.00%	to	1.25%	17.28%	to	18.75%
2015	1,413	$44.89	to	$26.95	$49,592	1.24%	0.00%	to	1.25%	(8.05)%	to	(6.89)%
2014	1,538	$48.81	to	$28.94	$59,001	1.84%	0.00%	to	1.25%	6.04%	to	7.38%
GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND
2018	550	$60.33	to	$76.43	$33,870	0.05%	0.00%	to	1.25%	(3.55)%	to	(2.33)%
2017	1,315	$62.55	to	$78.25	$94,132	0.32%	0.00%	to	1.25%	22.89%	to	24.43%
2016	1,380	$50.90	to	$62.89	$79,352	0.05%	0.00%	to	1.25%	4.87%	to	6.18%
2015	1,504	$48.54	to	$59.23	$81,601	0.02%	0.00%	to	1.25%	5.19%	to	6.52%
2014	1,500	$46.14	to	$55.60	$76,414	0.77%	0.00%	to	1.25%	11.37%	to	12.78%
GREAT-WEST U.S. GOVERNMENT SECURITIES FUND
2018	885	$24.75	to	$23.16	$20,826	1.89%	0.00%	to	1.25%	(0.79)%	to	0.46%
2017	912	$24.95	to	$23.06	$21,557	1.34%	0.00%	to	1.25%	0.95%	to	2.21%
2016	1,003	$24.72	to	$22.56	$23,335	1.72%	0.00%	to	1.25%	(0.03)%	to	1.23%
2015	1,029	$24.72	to	$22.29	$24,225	2.03%	0.00%	to	1.25%	(0.46)%	to	0.80%
2014	1,179	$24.84	to	$22.11	$27,622	2.44%	0.00%	to	1.25%	4.15%	to	5.44%
INVESCO AMERICAN FRANCHISE FUND
2018	53	$12.21	to	$15.39	$711	0.00%	0.00%	to	1.25%	(4.98)%	to	(3.78)%
2017	56	$12.85	to	$15.99	$767	0.00%	0.00%	to	1.25%	25.53%	to	27.11%
2016	68	$10.24	to	$12.58	$737	0.00%	0.00%	to	1.25%	0.75%	to	2.01%
2015	83	$10.16	to	$12.34	$890	0.00%	0.00%	to	1.25%	3.63%	to	4.93%
2014	85	$9.80	to	$11.76	$884	0.00%	0.00%	to	1.25%	6.99%	to	8.39%
INVESCO AMERICAN VALUE FUND (Effective date 05/27/2008)
2018	66	$15.62	to	$17.83	$1,120	0.00%	0.00%	to	1.25%	(14.14)%	to	(13.05)%
2017	49	$18.19	to	$20.51	$960	0.18%	0.00%	to	1.25%	7.83%	to	9.17%
2016	63	$16.87	to	$18.79	$1,133	0.00%	0.00%	to	1.25%	13.99%	to	15.43%
2015	225	$14.80	to	$16.28	$3,574	0.00%	0.00%	to	1.25%	(10.33)%	to	(9.20)%
2014	223	$16.51	to	$17.92	$3,912	0.00%	0.00%	to	1.25%	7.84%	to	9.14%
INVESCO COMSTOCK FUND (Effective date 08/10/2006)
2018	115	$17.19	to	$20.07	$2,133	1.19%	0.00%	to	1.25%	(13.59)%	to	(12.49)%
2017	131	$19.90	to	$22.94	$2,800	1.27%	0.00%	to	1.25%	16.07%	to	17.52%
2016	187	$17.14	to	$19.52	$3,470	1.86%	0.00%	to	1.25%	16.08%	to	17.54%
2015	292	$14.77	to	$16.61	$4,681	1.05%	0.00%	to	1.25%	(7.35)%	to	(6.18)%
2014	412	$15.94	to	$17.70	$7,065	1.47%	0.00%	to	1.25%	7.48%	to	8.86%
INVESCO MID CAP GROWTH FUND
2018	78	$11.87	to	$14.98	$978	0.00%	0.00%	to	1.25%	(6.98)%	to	(5.80)%
2017	82	$12.76	to	$15.90	$1,093	0.00%	0.00%	to	1.25%	20.70%	to	22.22%
2016	93	$10.57	to	$13.01	$1,030	0.00%	0.00%	to	1.25%	(0.78)%	to	0.46%
2015	103	$10.66	to	$12.95	$1,142	0.00%	0.00%	to	1.25%	(0.04)%	to	1.22%
2014	115	$10.66	to	$12.79	$1,284	0.00%	0.00%	to	1.25%	6.60%	to	7.93%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

INVESCO SMALL CAP GROWTH FUND (Effective date 05/15/2002)
2018	41	$28.31	to	$34.84	$1,323	0.00%	0.00%	to	1.25%	(10.15)%	to	(9.01)%
2017	41	$31.50	to	$38.29	$1,444	0.00%	0.00%	to	1.25%	23.36%	to	24.91%
2016	48	$25.54	to	$30.66	$1,373	0.00%	0.00%	to	1.25%	9.93%	to	11.30%
2015	57	$23.23	to	$27.54	$1,439	0.00%	0.00%	to	1.25%	(3.06)%	to	(1.84)%
2014	55	$23.96	to	$28.06	$1,400	0.00%	0.00%	to	1.25%	6.30%	to	7.67%
JANUS HENDERSON FORTY FUND (Effective date 04/28/2017)
2018	375	$11.21	to	$11.45	$4,216	0.00%	0.00%	to	1.25%	0.05%	to	1.33%
2017	393	$11.21	to	$11.30	$4,411	0.80%	0.00%	to	1.25%	12.07%	to	13.01%
JANUS HENDERSON GLOBAL RESEARCH FUND
2018	75	$9.40	to	$11.86	$765	0.70%	0.00%	to	1.25%	(8.13)%	to	(6.97)%
2017	81	$10.23	to	$12.75	$895	0.64%	0.00%	to	1.25%	25.19%	to	26.75%
2016	86	$8.18	to	$10.06	$757	0.74%	0.00%	to	1.25%	0.64%	to	1.90%
2015	97	$8.12	to	$9.87	$842	0.65%	0.00%	to	1.25%	(3.52)%	to	(2.30)%
2014	116	$8.42	to	$10.10	$1,029	0.91%	0.00%	to	1.25%	5.91%	to	7.22%
JANUS HENDERSON RESEARCH FUND (Effective date 04/28/2017)
2018	4	$10.88	to	$11.02	$45	0.24%	0.00%	to	0.75%	(3.61)%	to	(2.87)%
2017	3	$11.29	to	$11.35	$32	0.24%	0.00%	to	0.75%	12.91%	to	13.48%
JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO
2018	72	$22.16	to	$28.90	$1,573	1.11%	0.00%	to	0.95%	(7.75)%	to	(6.87)%
2017	83	$24.02	to	$31.03	$1,959	0.82%	0.00%	to	0.95%	25.83%	to	27.03%
2016	86	$19.09	to	$24.43	$1,611	1.07%	0.00%	to	0.95%	1.11%	to	2.06%
2015	107	$18.88	to	$23.94	$1,955	0.67%	0.00%	to	0.95%	(3.21)%	to	(2.29)%
2014	107	$19.51	to	$24.49	$2,015	1.09%	0.00%	to	0.95%	6.44%	to	7.46%
JENSEN QUALITY GROWTH FUND
2018	34	$25.20	to	$30.18	$904	0.48%	0.00%	to	1.25%	0.55%	to	1.82%
2017	36	$25.06	to	$29.64	$958	0.61%	0.00%	to	1.25%	21.25%	to	22.77%
2016	41	$20.67	to	$24.15	$875	0.76%	0.00%	to	1.25%	10.23%	to	11.62%
2015	52	$18.75	to	$21.63	$1,018	0.79%	0.00%	to	1.25%	(0.08)%	to	1.18%
2014	61	$18.77	to	$21.38	$1,183	0.67%	0.00%	to	1.25%	9.96%	to	11.35%
LORD ABBETT VALUE OPPORTUNITIES FUND (Effective date 07/31/2009)
2018	59	$21.57	to	$24.26	$1,347	0.03%	0.00%	to	1.25%	(12.96)%	to	(11.86)%
2017	92	$24.78	to	$27.52	$2,418	0.00%	0.00%	to	1.25%	8.79%	to	10.15%
2016	81	$22.78	to	$24.99	$1,956	0.00%	0.00%	to	1.25%	14.95%	to	16.40%
2015	72	$19.81	to	$21.47	$1,492	0.00%	0.00%	to	1.25%	(4.09)%	to	(2.88)%
2014	68	$20.66	to	$22.10	$1,461	0.00%	0.00%	to	1.25%	7.77%	to	9.08%
MAINSTAY EPOCH US SMALL CAP FUND (Effective date 08/10/2006)
2018	3	$15.78	to	$18.42	$54	0.17%	0.00%	to	1.25%	(17.60)%	to	(16.56)%
2017	4	$19.15	to	$22.07	$73	0.00%	0.00%	to	1.25%	13.90%	to	15.33%
2016	4	$16.81	to	$19.14	$64	0.38%	0.00%	to	1.25%	14.29%	to	15.73%
2015	6	$14.71	to	$16.54	$86	0.10%	0.00%	to	1.25%	(5.31)%	to	(4.13)%
2014	6	$15.53	to	$17.25	$93	0.00%	0.00%	to	1.25%	4.79%	to	6.09%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

MFS GROWTH FUND
2018	4	$24.30	to	$29.91	$123	0.00%	0.00%	to	1.25%	1.06%	to	2.34%
2017	5	$24.04	to	$29.23	$138	0.00%	0.00%	to	1.25%	28.93%	to	30.54%
2016	8	$18.65	to	$22.39	$161	0.00%	0.00%	to	1.25%	0.95%	to	2.22%
2015	7	$18.47	to	$21.90	$146	0.00%	0.00%	to	1.25%	5.78%	to	7.11%
2014	10	$17.46	to	$20.45	$200	0.00%	0.00%	to	1.25%	7.18%	to	8.55%
OPPENHEIMER CAPITAL APPRECIATION FUND
2018	136	$19.20	to	$23.66	$2,765	0.00%	0.00%	to	1.25%	(7.13)%	to	(5.96)%
2017	164	$20.68	to	$25.16	$3,639	0.01%	0.00%	to	1.25%	24.96%	to	26.53%
2016	166	$16.55	to	$19.88	$2,895	0.07%	0.00%	to	1.25%	(3.55)%	to	(2.34)%
2015	212	$17.16	to	$20.36	$3,828	0.00%	0.00%	to	1.25%	1.93%	to	3.21%
2014	214	$16.83	to	$19.72	$3,786	0.00%	0.00%	to	1.25%	13.64%	to	15.05%
OPPENHEIMER GLOBAL FUND
2018	552	$23.72	to	$28.41	$13,956	0.40%	0.00%	to	1.25%	(14.64)%	to	(13.55)%
2017	609	$27.79	to	$32.87	$17,949	0.61%	0.00%	to	1.25%	34.56%	to	36.24%
2016	564	$20.65	to	$24.13	$12,334	0.66%	0.00%	to	1.25%	(1.08)%	to	0.16%
2015	656	$20.88	to	$24.09	$14,544	0.61%	0.00%	to	1.25%	2.60%	to	3.89%
2014	752	$20.35	to	$23.19	$16,106	0.72%	0.00%	to	1.25%	0.79%	to	2.07%
PIMCO TOTAL RETURN FUND
2018	510	$18.03	to	$22.19	$9,770	2.80%	0.00%	to	1.25%	(1.75)%	to	(0.51)%
2017	580	$18.35	to	$22.31	$11,281	2.42%	0.00%	to	1.25%	3.57%	to	4.87%
2016	970	$17.72	to	$21.27	$19,023	2.72%	0.00%	to	1.25%	1.08%	to	2.34%
2015	1,196	$17.53	to	$20.78	$23,127	2.64%	0.00%	to	1.25%	(0.77)%	to	0.48%
2014	1,288	$17.67	to	$20.68	$24,915	3.71%	0.00%	to	1.25%	3.15%	to	4.39%
PIONEER EQUITY INCOME VCT PORTFOLIO
2018	56	$25.26	to	$32.20	$1,580	2.15%	0.00%	to	1.25%	(9.91)%	to	(8.77)%
2017	59	$28.04	to	$35.30	$1,832	1.35%	0.00%	to	1.25%	13.75%	to	15.18%
2016	132	$24.65	to	$30.65	$3,664	1.85%	0.00%	to	1.25%	18.05%	to	19.53%
2015	96	$20.88	to	$25.64	$2,266	1.90%	0.00%	to	1.25%	(1.02)%	to	0.22%
2014	85	$21.10	to	$25.58	$1,916	2.79%	0.00%	to	1.25%	11.40%	to	12.74%
PUTNAM HIGH YIELD FUND (Effective date 05/27/2008)
2018	168	$15.50	to	$17.70	$2,820	4.79%	0.00%	to	1.25%	(5.17)%	to	(3.97)%
2017	160	$16.35	to	$18.43	$2,800	4.99%	0.00%	to	1.25%	5.06%	to	6.38%
2016	223	$15.56	to	$17.32	$3,739	5.55%	0.00%	to	1.25%	13.58%	to	15.00%
2015	221	$13.70	to	$15.06	$3,223	5.29%	0.00%	to	1.25%	(6.80)%	to	(5.62)%
2014	248	$14.70	to	$15.96	$3,847	5.01%	0.00%	to	1.25%	0.48%	to	1.72%
PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND (Effective date 05/27/2008)
2018	130	$9.59	to	$10.94	$1,315	0.00%	0.00%	to	1.25%	(17.76)%	to	(16.72)%
2017	211	$11.66	to	$13.14	$2,630	2.52%	0.00%	to	1.25%	32.52%	to	34.18%
2016	249	$8.80	to	$9.79	$2,352	1.98%	0.00%	to	1.25%	(4.32)%	to	(3.12)%
2015	211	$9.19	to	$10.11	$2,050	0.98%	0.00%	to	1.25%	0.75%	to	2.02%
2014	374	$9.12	to	$9.91	$3,606	1.55%	0.00%	to	1.25%	(14.77)%	to	(13.60)%

(Continued)

FUTUREFUNDS SERIES ACCOUNT OF

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

FINANCIAL HIGHLIGHTS	At December 31					For the year or period ended December 31
INVESTMENT DIVISIONS	Units (000s)	Unit Fair Value			Net Assets (000s)	Investment Income Ratio	Expense Ratio (lowest to highest)			Total Return

ROYCE TOTAL RETURN FUND (Effective date 05/27/2008)
2018	64	$15.91	to	$18.16	$1,094	0.76%	0.00%	to	1.25%	(13.85)%	to	(12.75)%
2017	65	$18.47	to	$20.82	$1,260	0.37%	0.00%	to	1.25%	11.90%	to	13.30%
2016	140	$16.50	to	$18.37	$2,487	1.45%	0.00%	to	1.25%	23.85%	to	25.41%
2015	108	$13.32	to	$14.65	$1,537	0.56%	0.00%	to	1.25%	(8.69)%	to	(7.54)%
2014	127	$14.59	to	$15.84	$1,953	0.87%	0.00%	to	1.25%	(0.27)%	to	0.96%
VICTORY RS SELECT GROWTH FUND
2018	9	$24.93	to	$29.86	$232	0.00%	0.00%	to	1.25%	(8.39)%	to	(7.23)%
2017	10	$27.21	to	$32.19	$290	0.00%	0.00%	to	1.25%	15.65%	to	17.10%
2016	11	$23.53	to	$27.49	$266	0.00%	0.00%	to	1.25%	5.53%	to	6.85%
2015	13	$22.30	to	$25.73	$298	0.00%	0.00%	to	1.25%	(1.61)%	to	(0.38)%
2014	15	$22.66	to	$25.83	$337	0.00%	0.00%	to	1.25%	(0.13)%	to	1.18%
VICTORY RS SMALL CAP GROWTH FUND
2018	82	$13.09	to	$16.51	$1,218	0.00%	0.00%	to	1.25%	(10.11)%	to	(8.97)%
2017	88	$14.57	to	$18.14	$1,438	0.00%	0.00%	to	1.25%	35.16%	to	36.86%
2016	92	$10.78	to	$13.25	$1,108	0.00%	0.00%	to	1.25%	(0.37)%	to	0.88%
2015	110	$10.82	to	$13.14	$1,321	0.00%	0.00%	to	1.25%	(1.15)%	to	0.09%
2014	115	$10.94	to	$13.13	$1,297	0.79%	0.00%	to	1.25%	8.00%	to	9.42%
VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND
2018	351	$19.99	to	$23.72	$7,284	0.00%	0.00%	to	1.25%	(7.81)%	to	(6.64)%
2017	366	$21.69	to	$25.41	$8,224	0.00%	0.00%	to	1.25%	13.15%	to	14.57%
2016	400	$19.17	to	$22.18	$7,915	0.00%	0.00%	to	1.25%	7.83%	to	9.17%
2015	472	$17.78	to	$20.31	$8,699	0.00%	0.00%	to	1.25%	(4.38)%	to	(3.18)%
2014	560	$18.59	to	$20.98	$10,804	0.00%	0.00%	to	1.25%	(5.44)%	to	(4.24)%

(Concluded)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of FutureFunds Series Account and the Board of Directors of Great-West Life & Annuity Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the investment divisions listed in Appendix A of the FutureFunds Series Account of Great-West Life & Annuity Insurance Company (the “Series Account”) as of December 31, 2018, the related statements of operations and changes in net assets for the periods indicated in Appendix A, and the related notes. In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Series Account as of December 31, 2018, the results of their operations and the changes in their net assets for each of the periods indicated in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series Account’s management. Our responsibility is to express an opinion on the Series Account’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Series Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with mutual fund companies; when replies were not received from mutual fund companies, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

April 8, 2019

We have served as the auditor of one or more Great-West investment company separate accounts since 1981.

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

Investment division	Statement of assets and liabilities	Statement of operations	Statements of changes in net assets

ALGER BALANCED PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

ALGER MID CAP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

AMERICAN CENTURY INVESTMENTS EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

AMERICAN CENTURY INVESTMENTS INCOME & GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

AMERICAN FUNDS THE GROWTH FUND OF AMERICA	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

ARTISAN INTERNATIONAL FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

CLEARBRIDGE VALUE TRUST	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

COLUMBIA SELECT MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

DAVIS NEW YORK VENTURE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

FEDERATED EQUITY INCOME FUND, INC	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

FIDELITY VIP CONTRAFUND PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

FIDELITY VIP GROWTH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

FRANKLIN SMALL-MID CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST AGGRESSIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 17, 2017 to December 31, 2017

GREAT-WEST AGGRESSIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST ARIEL MID CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST BOND INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST CONSERVATIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 17, 2017 to December 31, 2017

GREAT-WEST CONSERVATIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017

GREAT-WEST GOVERNMENT MONEY MARKET FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST INTERNATIONAL VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST LIFETIME 2015 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST LIFETIME 2025 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST LIFETIME 2035 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST LIFETIME 2045 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST LIFETIME 2055 FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST LOOMIS SAYLES SMALL CAP VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST MODERATE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 17, 2017 to December 31, 2017

GREAT-WEST MODERATE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017

GREAT-WEST MODERATELY AGGRESSIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 17, 2017 to December 31, 2017

GREAT-WEST MODERATELY AGGRESSIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

GREAT-WEST MODERATELY CONSERVATIVE PROFILE FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 17, 2017 to December 31, 2017

GREAT-WEST MODERATELY CONSERVATIVE PROFILE I FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017

GREAT-WEST MULTI-SECTOR BOND FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST S&P 500® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period July 17, 2017 to December 31, 2017

GREAT-WEST S&P SMALL CAP 600® INDEX FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST STOCK INDEX FUND	N/A	N/A	For the period January 1, 2017 to July 17, 2017

GREAT-WEST T. ROWE PRICE EQUITY INCOME FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

GREAT-WEST U.S. GOVERNMENT SECURITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

INVESCO AMERICAN FRANCHISE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

INVESCO AMERICAN VALUE FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

INVESCO COMSTOCK FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

INVESCO MID CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

INVESCO SMALL CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

JANUS FUND	N/A	N/A	For the period January 1, 2017 to May 1, 2017

JANUS HENDERSON FORTY FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 1, 2017 to December 31, 2017

JANUS HENDERSON GLOBAL RESEARCH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

FUTUREFUNDS SERIES ACCOUNT OF GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm

APPENDIX A

JANUS HENDERSON RESEARCH FUND	December 31, 2018	For the year ended December 31, 2018	For the year ended December 31, 2018 and for the period May 1, 2017 to December 31, 2017

JANUS HENDERSON VIT GLOBAL RESEARCH PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

JANUS TWENTY FUND	N/A	N/A	For the period January 1, 2017 to May 1, 2017

JENSEN QUALITY GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

LORD ABBETT VALUE OPPORTUNITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

MAINSTAY EPOCH US SMALL CAP FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

MFS GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

OPPENHEIMER CAPITAL APPRECIATION FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

OPPENHEIMER GLOBAL FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PIMCO TOTAL RETURN FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PIONEER EQUITY INCOME VCT PORTFOLIO	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PUTNAM HIGH YIELD FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PUTNAM INTERNATIONAL CAPITAL OPPORTUNITIES FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

ROYCE TOTAL RETURN FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VICTORY RS SELECT GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VICTORY RS SMALL CAP GROWTH FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

VIRTUS SILVANT SMALL-CAP GROWTH STOCK FUND	December 31, 2018	For the year ended December 31, 2018	For each of the two years in the period ended December 31, 2018

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
The balance sheets of Great-West Life & Annuity Insurance Company (“Great-West”) and subsidiaries as of December 31, 2018 and 2017, and the related statements of income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, and the statements of assets and liabilities of each of the investment divisions which comprise FutureFunds Series Account of Great-West (the “Series Account”) as of December 31, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods presented, are filed herewith in the Statement of Additional Information.
(b)	Exhibits
	(1)	Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).
	(2)	Not applicable.
	(3)	Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).
	(4)	Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550); form of GAC Amend 07 Amendment Rider is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 to Form N-4 registration statement filed on October 31, 2008 (File No. 2-89550).
	(5)	Forms of Application are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).
	(6)	(a)	Amended and Restated Articles of Incorporation of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 2-89550).
		(b)	Bylaws of the Depositor are incorporated by reference to the Registrant’s Post-Effective Amendment No. 54 to the Registration Statement on Form N-4, filed on April 17, 2015 (File No. 2-89550).
	(7)	Not applicable.
	(8)	(a)	Form of Participation Agreement between Registrant and Great-West Funds, Inc. (formerly Maxim Series Fund, Inc.); Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).
		(b)	Fund Participation Agreement, dated June 6, 2000, with American Century Investment Management, Inc. and American Century Investment Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
		(c)	Fund Participation Agreement, dated March 12, 2004, with Davis New York Venture Fund, Davis Select Advisers, L.P. and Davis Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).

(d)	Participation Agreement, dated September 13, 1999, with The Alger American Fund, Fred Alger Management Inc. and Fred Alger & Company, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
(e)	Participation Agreement, dated October 26, 2006, with Variable Insurance Products Funds and Fidelity Distributors Corporation is incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement filed by COLI VUL-2 Series Account on Form N-6 on April 30, 2007 (File No. 333-70963).
(f)	Participation Agreement, dated June 1, 1998, with Janus Aspen Series and Janus Capital Management LLC (formerly Janus Capital Corporation) is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
(g)	Participation Agreement, dated May 1, 2008, with MFS Variable Insurance Trust and MFS Fund Distributors is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
(h)	Participation Agreement, dated April 30, 2008, with Putnam Variable Trust and Putnam Retail Management Limited Partnership is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
(i)	Fund Participation Agreement, dated July 26, 2004, with RidgeWorth Funds (formerly STI Classic Funds), RidgeWorth Capital Management, Inc. (formerly Trusco Capital Management Inc.) and BISYS Fund Services Limited Partnership, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 44 to Form N-4 registration statement filed on May 27, 2008 (File No. 2-89550).
(j)	Fund Participation Agreement, dated July 23, 2009, with Lord Abbett Family of Funds and Lord Abbett Distributors, LLC is incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on April 30, 2010 (File No. 2-89550);
(k)	Fund Participation Agreement, dated April 30, 2009, with Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. are incorporated by reference to Post- Effective Amendment No. 21 to Form N-4 registration Statement filed April 16, 2010 (File No. 333-52956); an amendment to the Fund Participation Agreement with Columbia Funds, Columbia Management Investment Advisers, LLC and Columbia Management Distributors, Inc., dated April 13, 2015, is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to Form N-4 registration statement filed on April 21, 2016 (File No. 2-89550).
(l)	Form of Shareholder Information Agreement with Eligible Funds is incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to Form N-4 registration statement filed on April 30, 2007 (File No. 2-89550).
(m)	Fund Participation Agreement, dated September 9, 1999, with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc., is incorporated by reference to Registrant’s Post-Effective Amendment No. 52 to Form N-4 registration statement filed on April 29, 2014 (File No. 2-89550).
(n)	Fund Participation Agreement dated December 27, 1999, with Legg Mason Wood Walker, Inc., First Amendment to Fund Participation Agreement dated July 27, 2012, with Legg Mason Investor Services, LLC, and Second Amendment to Fund Participation Agreement dated April 20, 2015, with Legg Mason Investor Services, LLC are incorporated by reference to Registrant’s Post-Effective Amendment No. 54 to Form N-4 registration statement filed on April 17, 2015 (File No. 2-89550).
(o)	Fund Participation Agreement dated April 27, 2015, with JPMorgan Distribution Services, Inc. is incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to Form N-4 registration statement filed on April 21, 2016 (File No. 2-89550).

(9)	Opinion of Counsel is incorporated by reference to Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).
(10)	(a) Written Consent of Carlton Fields, P.A. is filed herewith.
(b) Written Consent of Deloitte & Touche LLP is filed herewith.
(11)	Not applicable.
(12)	Not applicable.
(13)	Powers of Attorney for Directors Bernbach, Bienfait, Coutu, A. Desmarais, P. Desmarais, Jr., Doer, Fleming, Généreux, Louvel, Madoff, Mahon, Orr, Ryan, Jr., Selitto, Tretiak, and Walsh are filed herewith.
Item 25. Directors and Officers of the Depositor
Name	Principal Business Address	Positions and Offices with Depositor
R.J. Orr	(4)	Chairman of the Board
J.L. Bernbach	32 East 57th Street, 10th Floor New York, NY 10022	Director
R. Bienfait	(4)	Director
M.R. Coutu	Brookfield Asset Management Inc. 335 8th Avenue SW, Suite 1700 Calgary, AB T2P 1C9	Director
A.R. Desmarais	(4)	Director
P.G. Desmarais, Jr.	(4)	Director
G.A. Doer	(1)	Director
G.J. Fleming	(2)	Director
C. Généreux	(4)	Director
A. Louvel	930 Fifth Avenue, Apt. 17D New York, NY 10021	Director
P.B. Madoff	260 West 11th Street New York, NY 10021	Director
P.A. Mahon	(1)	Director
D. Raymond	First Canadian Place 100 King Street West Suite 7050 – 70th Floor Toronto, ON M5X 1C7	Director
R.L. Reynolds	(2)	Director
T.T. Ryan, Jr.	JP Morgan Chase 270 Park Avenue, Floor 47 New York, NY 10017	Director
J.J. Selitto	437 West Chestnut Hill Avenue Philadelphia, PA 19118	Director
G.D. Tretiak	(4)	Director
B.E. Walsh	Saguenay Capital, LLC The Centre at Purchase Two Manhattanville Road, Suite 403 Purchase, NY 10577	Director
E.F. Murphy, III	(2)	President and Chief Executive Officer
R.K. Shaw	(2)	President, Individual Markets
S.C. Sipple	(2)	President, Great-West Investments
A.S. Bolotin	(2)	Executive Vice President & Chief Financial Officer
J.W. Knight	(3)	Senior Vice President & Chief Technology Officer
C.M. Moritz	(2)	Senior Vice President and Chief Financial Officer, Empower Retirement

Name	Principal Business Address	Positions and Offices with Depositor
S.M. Sanchez	(2)	Chief Human Resources Officer
K.I. Schindler	(3)	Chief Compliance Officer
R.G. Schultz	(3)	General Counsel, Chief Legal Officer, and Secretary
J.F. Bevacqua	(2)	Chief Risk Officer
R.H. Linton, Jr.	(2)	Executive Vice President, Empower Retirement Operations
R.G. Capone	(2)	Senior Vice President, GWI Sales
J.E. Brown	(2)	Senior Vice President, Separate Accounts
S.E. Jenks	(2)	Senior Vice President, Marketing
R.J. Laeyendecker	(2)	Senior Vice President, Executive Benefits Markets
W.J. McDermott	(2)	Senior Vice President, Large, Mega, NFP Market
D.G. McLeod	(2)	Senior Vice President, Product Management
D.A. Morrison	(2)	Senior Vice President, Government Markets
J.M. Smolen	(2)	Senior Vice President, Core Market
C.G. Step	(2)	Senior Vice President, Empower Retirement Products
C. E. Waddell	(2)	Senior Vice President, Retirement Solutions
(1)    100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)    8515 East Orchard Road, Greenwood Village, Colorado 80111.
(3)    8525 East Orchard Road, Greenwood Village, Colorado 80111.
(4)    Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant as of December 31, 2018
The Registrant is a separate account of Great-West Life & Annuity Insurance Company, a stock life insurance company incorporated under the laws of the State of Colorado (“Depositor”). The Depositor is an indirect subsidiary of Power Corporation of Canada. An organizational chart for Power Corporation of Canada is set forth below.

Organizational Chart – December 31, 2018
I.	OWNERSHIP OF POWER CORPORATION OF CANADA
The following sets out the ownership, based on votes attached to the outstanding voting shares, of Power Corporation of Canada:
The Desmarais Family Residuary Trust
99.999% - Pansolo Holding Inc.
59.11% - Power Corporation of Canada
The total voting rights of Power Corporation of Canada (PCC) controlled directly and indirectly by the Desmarais Family Residuary Trust are as follows. There are issued and outstanding as of December 31, 2018 417,101,146 Subordinate Voting Shares (SVS) of PCC carrying one vote per share and 48,854,772 Participating Preferred Shares (PPS) carrying 10 votes per share; hence the total voting rights are 905,648,866.

Pansolo Holding Inc. owns directly and indirectly 48,363,392 SVS and 48,697,962 PPS, entitling Pansolo Holding Inc. to an aggregate percentage of voting rights of 535,343,012 or 59.11% of the total voting rights attached to the shares of PCC.
II.	OWNERSHIP BY POWER CORPORATION OF CANADA
Power Corporation of Canada has a voting interest in the following entities:
A.	Great-West Life & Annuity Insurance Company Group of Companies (U.S. insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100.0% - Great-West Lifeco U.S. LLC
100.0% - Great-West Services Singapore I Private Limited
100.0% - Great-West Services Singapore II Private Limited
99.0% - Great West Global Business Services India Private Limited (1% owned by Great-West Services Singapore I Private Limited)
1.0% - Great West Global Business Services India Private Limited (99% owned by Great-West Services Singapore II Private Limited)
100.0% - GWL&A Financial Inc.
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (40% owned by Great-West Life & Annuity Insurance Capital, LP)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60% owned by GWL&A Financial Inc.)
60.0% - Great-West Life & Annuity Insurance Capital, LLC (40% owned by Great-West Life & Annuity Insurance Capital (Nova Scotia) Co.)
100.0% - Great-West Life & Annuity Insurance Company (Fed ID # 84-0467907 - NAIC # 68322, CO)

100.0% - Great-West Life & Annuity Insurance Company of New York (Fed ID # 13-2690792 - NAIC # 79359, NY)
100.0% - Advised Assets Group, LLC
100.0% - GWFS Equities, Inc.
100.0% - Great-West Life & Annuity Insurance Company of South Carolina
100.0% - Emjay Corporation
100.0% - FASCore, LLC
100.0% - Great-West Capital Management, LLC
100.0% - Great-West Trust Company, LLC
100.0% - Lottery Receivable Company One LLC
100.0% - LR Company II, L.L.C.
100.0% - Singer Collateral Trust IV
100.0% - Great-West Financial Retirement Plan Services, LLC
100.0% - Empower Insurance Agency, LLC
B.	Putnam Investments Group of Companies (Mutual Funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - Great-West Life & Annuity Insurance Capital, LLC II
100.0% - Great-West Financial (Canada) Inc.
100.0% - Great-West Financial (Nova Scotia) Co.
100% - Great-West Lifeco U.S. LLC
99.0% - Great-West Lifeco U.S. Holdings, L.P. (1% owned by Great-West Lifeco U.S. Holdings, LLC)
100.0% - Great-West Lifeco U.S. Holdings, LLC
1% - Great-West Lifeco U.S. Holdings, L.P. (99% owned by Great-West Lifeco U.S. LLC)
100.0% - Putnam Investments, LLC
100.0% - Putnam Acquisition Financing, Inc.
100.0% - Putnam Acquisition Financing LLC
100.0% - Putnam U.S. Holdings I, LLC
20.0% - PanAgora Asset Management, Inc (80% owned by PanAgora Holdings, Inc.)
100.0% - Putnam Investment Management, LLC
100.0% - Putnam Fiduciary Trust Company
100.0% - Putnam Investor Services, Inc.
100.0% - Putnam Retail Management GP, Inc.
1.0% - Putnam Retail Management Limited Partnership (99% owned by Putnam U.S. Holdings I, LLC)
99.0% - Putnam Retail Management Limited Partnership (1% owned by Putnam Retail Management GP, Inc.)
100.0% - PanAgora Holdings, Inc.
80.00% - PanAgora Asset Management, Inc. (20.0% owned by Putnam U.S. Holdings I, LLC)
100.0% - Putnam Investment Holdings, L.L.C.
100.0% - Savings Investments, LLC
100.0% - Putnam Capital, LLC
100.0% - The Putnam Advisory Holdings II, LLC
100.0% - Putnam Investments (Ireland) Limited
100.0% - Putnam Investments Australia Pty Limited

100.0% - Putnam Investments Securities Co., Ltd.
100.0% - Putnam International Distributors, Ltd.
100.0% - Putnam Investments Argentina S.A.
100.0% - Putnam Investments Limited
100.0% - The Putnam Advisory Company, LLC
100.0% - Putnam Advisory Holdings, LLC
100.0% - Putnam Investments Canada ULC
C.	The Great-West Life Assurance Company Group of Companies (Canadian insurance)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
67.788% - Great-West Lifeco Inc.
100.0% - 2142540 Ontario Inc.
1.0% - Great-West Lifeco Finance (Delaware) LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Lifeco Finance (Delaware) LLC (60.0% owned by The Great-West Life Assurance Company)
100.0% - Great-West Lifeco Finance 2017 I, LLC
100.0% - 2023308 Ontario Inc.
1.0% - Great-West Life & Annuity Insurance Capital, LP (99.0% owned by Great-West Lifeco Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. II (60.0% owned by GWL&A Financial Inc.)
40.0% - Great-West Life & Annuity Insurance Capital, LLC II (60.0% owned by GWL&A Financial Inc.)
100.0% - 2171866 Ontario Inc
100.0% - 2619747 Ontario Inc
1.0% - Great-West Lifeco Finance 2018, LP (99.0% owned by Great-West Lifeco Inc.)
100.0% - Great-West Lifeco Finance 2018, LLC
100.0% - Great-West Lifeco Finance 2018 II, LLC
99.0% - Great West Lifeco Finance 2018, LP (1.0% owned by 2619747 Ontario Inc.)
100.0% - 6109756 Canada Inc.
100.0% - 6922023 Canada Inc.
100.0% - 8563993 Canada Inc.
100.0% - 9855297 Canada Inc.
100.0% - The Great-West Life Assurance Company (NAIC #80705, MI)
29.4% - GWL THL Private Equity I Inc. (11.8% owned by The Canada Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
23.0% - Great-West Investors Holdco Inc. (22% owned by The Canada Life Assurance Company, 55% owned by The Great-West Life Assurance Company)
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.

99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% owned by Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - GWL Realty Advisors Inc.
100.0% - GWL Realty Advisors U.S., Inc.
100.0% - EverWest Property Management, LLC
100.0% - EverWest Property Services of Arizona, LLC
100.0% EverWest Real Estate Investors, LLC
100.0% EverWest Advisors, LLC
100.0% EverWest Advisors AZ, LLC
100.0% EW Manager LLC
100.0% - RA Real Estate Inc.
0.1% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company, 30.0% owned by London Life Insurance Company)
100% - RMA Properties Ltd.
100% - RMA Properties (Riverside) Ltd.
100% - S-8025 Holdings Ltd.
100.0% - Vertica Resident Services Inc.
100.0% - 2278372 Ontario Inc.
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - GLC Asset Management Group Ltd.
100.0% - 200 Graham Ltd.
100.0% - 801611 Ontario Limited
100.0% - 1213763 Ontario Inc.
99.99% - Riverside II Limited Partnership (0.01% owned by 2024071 Ontario Limited)
70.0% - Kings Cross Shopping Centre Ltd. (30% owned by London Life Insurance Company)
100.0% - 681348 Alberta Ltd.
50.0% - 3352200 Canada Inc.
100.0% - 1420731 Ontario Limited
60.0% - Great-West Lifeco Finance (Delaware) LLC (40.0% owned by Great-West Lifeco Finance (Delaware) LP)
100.0% - 1455250 Ontario Limited
100.0% - CGWLL Inc.
100.0% - 2020917 Alberta Ltd.
55.0% - Great-West Investor Holdco Inc. (23% owned by GWL THL Private Equity I Inc., 22% owned by The Canada Life Assurance Company)
26.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 16% owned by The Canada Life Insurance Company of Canada and 5% owned by The Canada Life Assurance Company)
20.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 30% owned by The Canada Life Insurance Company of Canada and 10% owned by The Canada Life Assurance Company)
65.0% - The Walmer Road Limited Partnership (35.0% owned by London Life Insurance Company)
50.0% - Laurier House Apartments Limited (50.0% owned by London Life Insurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by London Life Insurance Company)
100.0% - 2024071 Ontario Limited
100.0% - 431687 Ontario Limited
0.01% - Riverside II Limited Partnership (99.99% owned by 1213763 Ontario Inc.)
100.0% - High Park Bayview Inc.

0.001% - High Park Bayview Limited Partnership
75.0% - High Park Bayview Limited Partnership (25.0% owned by London Life Insurance Company)
5.6% - MAM Holdings Inc. (94.4% owned by The Canada Life Insurance Company of Canada)
100% - Mountain Asset Management LLC
70.0% - TGS North American Real Estate Investment Trust (30% owned by London Life Insurance Company)
100.0% - TGS Trust
70.0% - RMA Realty Holdings Corporation Ltd. (30.0% owned by London Life Insurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.
100.0% - RMA American Realty Corp.
1% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)
69.9% - RMA Real Estate LP (30.0% owned by London Life Insurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
70.0% - KS Village (Millstream) Inc. (30.0% owned by London Life Insurance Company)
70.0% - 0726861 B.C. Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Trop Beau Developments Limited (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Properties Ltd. (30.0% owned by London Life Insurance Company)
70.0% - Kelowna Central Park Phase II Properties Ltd. (30.0% owned by London Life Insurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
70.0% - Saskatoon West Shopping Centres Limited (30.0% owned by London Life Insurance Company)
12.5% - 2331777 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2344701 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 2356720 Ontario Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 0977221 B.C. Ltd. (75.0% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
12.5% - 555 Robson Holding Ltd. ((75% owned by London Life Insurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - 7419521 Manitoba Ltd.
0.04% - 7420928 Manitoba Limited Partnership (24.99% owned each by The Great-West Life Assurance Company, London Life Insurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada)
100.0% - 7419539 Manitoba Ltd.
100.0% - London Insurance Group Inc.
100.0% - Trivest Insurance Network Limited
100.0% - London Life Insurance Company (Fed ID # 52-1548741 – NAIC # 83550, MI)
100.0% - 1542775 Alberta Ltd.
100.0% - 0813212 B.C. Ltd.
30.0% - Kings Cross Shopping Centre Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - 0726861 B.C. Ltd. (70% owned by The Great-West Life Assurance Company)
30.0% - TGS North American Real Estate Investment Trust (70% owned by The Great-West Life Assurance Company)
100.0% - TGS Trust
30.0% - RMA Realty Holdings Corporation Ltd. (70% owned by The Great-West Life Assurance Company)
100.0% - 1995709 Alberta Ltd.
100.0% - RMA (U.S.) Realty LLC (Delaware) (special shares held by 1995709 Alberta Ltd.)
100.0% - RMA American Realty Corp.
1.0% - RMA American Realty Limited Partnership ((99% owned by RMA (U.S.) Realty LLC (Delaware))
99.0% - RMA American Realty Limited Partnership (1% owned by RMA American Realty Corp.)

30.0% - RMA Real Estate LP (69.9% owned by The Great-West Life Assurance Company; 0.1% owned by RA Real Estate Inc.)
100.0% - RMA Properties Ltd.
100.0% - S-8025 Holdings Ltd.
100.0% - RMA Properties (Riverside) Ltd.
100.0% - 1319399 Ontario Inc.
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest each held by The Great-West Life Assurance Company, The Canada Life Assurance Company and The Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
50.0% - Laurier House Apartments Limited (50.0% owned by The Great-West Life Assurance Company)
50.0% - Marine Promenade Properties Inc. (50.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Kelowna Central Park Phase II Properties Ltd. (70.0% owned by The Great-West Life Assurance Company)
30.0% - Trop Beau Developments Limited (70.0% owned by The Great-West Life Assurance Company)
53.0% - 2148902 Alberta Ltd. (26% owned by the Great-West Life & Annuity Insurance Company, 16% owned by the Canada Life Insurance Company of Canada and 5% owned by the Canada Life Assurance Company)
40.0% - 2157113 Alberta Ltd. (20% owned by the Great-West Life & Annuity Insurance Company, 30% owned by the Canada Life Insurance Company of Canada and 10% owned by the Canada Life Assurance Company)
100.0% - 4298098 Canada Inc.
100.0% - GWLC Holdings Inc.
100% - GLC Reinsurance Corporation
100.0% - 389288 B.C. Ltd.
100.0% - Quadrus Investment Services Ltd.
35.0% - The Walmer Road Limited Partnership (65.0% owned by The Great-West Life Assurance Company)
88.0% - Neighborhood Dental Services Ltd.
100.0% - Quadrus Distribution Services Ltd.
100.0% - Toronto College Park Ltd.
25.0% - High Park Bayview Limited Partnership (75.0% owned by The Great-West Life Assurance Company)
30.0% - KS Village (Millstream) Inc. (70.0% owned by The Great-West Life Assurance Company)
100.0% - London Life Financial Corporation
73.57% - London Reinsurance Group, Inc. (26.43% owned by London Life Insurance Company)
100.0% - London Life and Casualty Reinsurance Corporation
100.0% - Trabaja Reinsurance Company Ltd.
100.0% - London Life and Casualty (Barbados) Corporation
100.0% - LRG (US), Inc.
100.0% - London Life International Reinsurance Corporation
100.0% - London Life Reinsurance Company (Fed ID # 23-2044256 – NAIC # 76694, PA)
75.0% - Vaudreuil Shopping Centres Limited (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
26.43% - London Reinsurance Group Inc. (73.57% owned by London Life Financial Corporation)
30.0% - Saskatoon West Shopping Centres Limited (70.0% owned by The Great-West Life Assurance Company)
75.0% - 2331777 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2344701 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 2356720 Ontario Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
75.0% - 0977221 B.C. Ltd. (12.5% owned by The Great-West Life Assurance Company, 12.5% owned by The Canada Life Insurance Company of Canada)
100.0% - Financial Horizons Group Inc.
100.0% - Financial Horizons Incorporated
100.0% - 9099-1696 Quebec Inc.

100.0% - Continuum Financial Centres Inc.
100.0% - Excel Private Wealth Inc.
100.0% - Odyssey Financial Group Inc./Groupe Odyssee Inc.
100.0% - Henderson GP ULC
0.01% - Henderson Structured Settlements LP (99.9% held by Financial Horizons Incorporated)
99.9% - Henderson Structures Settlements LP (0.01% held by Henderson GP ULC)
100.0% - Canada Life Financial Corporation
100.0% - The Canada Life Assurance Company (Fed ID # 38-0397420, NAIC # 80659, MI)
24.99% - 7420928 Manitoba Limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and the Canada Life Insurance Company of Canada; 7419521 Manitoba Ltd. holds 0.04% interest)
5.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 16% by The Canada Life Insurance Company of Canada)
10.0% - 2157113 Alberta Ltd. (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 30% by The Canada Life Insurance Company of Canada)
100.0% - Canada Life Capital Corporation, Inc.
100.0% - Canada Life International Holdings Limited
100.0% - Canada Life Annuity Reinsurance (Barbados) Corporation
100.0% - Canada Life Group Holdings Limited
100.0% - Canada Life International Services Limited
100.0% - Canada Life International Limited
100.0% - CLI Institutional Limited
100.0% - Canada Life Reinsurance International Ltd.
100.0% - Canada Life Reinsurance Ltd.
100.0% - The Canada Life Group (U.K.) Limited
80.0% - Canada Life International Assurance (Ireland) Designated Activity Company (20.0% owned by CL Abbey Limited)
100.0% - Canada Life Irish Holding Company Limited
100.0% - Canada Life Group Services Limited
100.0% - Canada Life Europe Investment Limited
100.0% - Canada Life Europe Management Services Limited
21.33% - Canada Life Assurance Europe Limited (78.67% owned by Canada Life Europe Investment Limited)
78.67% - Canada Life Assurance Europe Limited (21.33% owned by Canada Life Europe Management Services Limited)
100.0% - London Life and General Reinsurance dac
100.0% - Canada Life Dublin dac
100.0% -CL Abbey Limited
20.0% - Canada Life International Assurance (Ireland) Designated Activity Company (80.0% owned by The Canada Life Group (U.K.) Limited)
100.0% - Irish Life Investment Managers Limited
100.0% - Summit Asset Managers Limited
7.0% - Irish Association of Investment Managers CLG
100.0% - Setanta Asset Management Limited
100.0% - Canada Life Pension Managers & Trustees Limited
100.0% - Canada Life Asset Management Limited
100.0% - Canada Life European Real Estate Limited
100.0% - Hotel Operations (Walsall) Limited
100.0% - Hotel Operations (Cardiff) Limited
100.0% - Canada Life Trustee Services (U.K.) Limited

100.0% - CLFIS (U.K.) Limited
100.0% - MGM Advantage Holdings Limited
100.0% - Stonehaven UK Limited
100.0% - MGM Advantage Services Limited
100.0% - MGM Advantage Life Limited
100.0% - MGM Advantage Life Trustee Limited
100.0% - Canada Life Limited
26.0% - ETC Hobley Drive Management Company Limited
100.0% - Synergy Sunrise (Wellington Row) Limited
76.0% - Radial Park Management Limited
100.0% - Canada Life (U.K.) Limited
100.0% - Albany Life Assurance Company Limited
100.0% - Canada Life Management (U.K.) Limited
100.0% - Canada Life Services (U.K.) Limited
100.0% - Canada Life Fund Managers (U.K.) Limited
100.0% - Canada Life Group Services (U.K.) Limited
100.0% - Canada Life Holdings (U.K.) Limited
100.0% - Canada Life Irish Operations Limited
100.0% - Canada Life Ireland Holdings Limited.
100.0% - Irish Life Group Limited
100.0% - Irish Life Health dac
100.0% - Irish Progressive Services International Ltd
100.0% - Irish Life Group Services Limited
100.0% - Irish Life Financial Services Ltd.
100.0% - Glohealth Financial Services Limited
49.0% - Affinity First Limited (51.0% interest unknown)
100.0% - Vestone Ltd.
100.0% - Cornmarket Group Financial Services Limited
100.0% - Cornmarket Insurance Services Limited
25.0% EIS Financial Services Limited (75.0% interest unknown)
100.0% - Cornmarket Retail Trading Ltd.
100.0% - Penpro Limited
100.0% - Irish Life Associate Holdings Unlimited Company
100.0% - Irish Life Irish Holdings Unlimited Company
75.0% - 1939 ILIV Consulting Limited
100.0% - Invesco Limited
100.0% - Invesco Trustee DAC
100.0% - ILP Pension Trustees DAC
100.0% - Irish Life Assurance plc.
100.0% - Ilona Financial Group, Inc.
100.0% - Irish Life Trustee Services Limited
100.0% - Office Park De Mont-St-Guibert A S.A.
100.0% - Office Park De Mont-St-Guibert B S.A.
100.0% - Office Park De Mont-St-Guibert C S.A.
100.0% - Stephen Court Limited
100.0% - Tredwell Associates Limited
100.0% - (2,3&4) Basement Company Limited

66.66% - City Gate Park Administration Limited
51.0% - SJRQ Riverside IV Management Company Ltd.
50.0% - Hollins Clough Management Company Ltd.
50.0% - Dakline Company Ltd.
20.0% - Choralli Limited
14.0% - Baggot Court Management Limited
5.5% - Padamul Ltd.
18.2143% - Tour Esplanade (Paris) LP
100.0% - 4073649 Canada, Inc.
100.0% - CL Luxembourg Capital Management S.á.r.l.
100.0% - Canada Life France (U.K.) Limited
100.0% - 8478163 Canada Limited
100.0% - Canada Life Capital Bermuda Limited
100.0% - 9983813 Canada Inc.
100.0% - Canada Life Capital Bermuda III Limited
100.0% - Canada Life Capital Bermuda II Limited
22.0% - Great-West Investors Holdco Inc. (23% owned by GWL THL I Private Equity I Inc., 55% owned by The Great-West Life Assurance Company)
100.0% - CL 22 Chapel GP Inc.
0.001% - CL 22 Chapel LP (99.99% owned by The Canada Life Assurance Company)
99.99% - CL 22 Chapel GP (0.001%owned by CL 22 Chapel GP Inc.)
100.0% - The Canada Life Insurance Company of Canada
24.99% - 7420928 Manitoba limited Partnership (24.99% limited partner interest held by The Great-West Life Assurance Company, London Life Insurance Company and The Canada Life Assurance Company; 7419521 Manitoba Ltd. holds 0.04% interest)
100.0% - 6855572 Manitoba Ltd.
94.4% - MAM Holdings Inc. (5.6% owned by The Great-West Life Assurance Company)
100.0% - Mountain Asset Management LLC
12.5% - 2331777 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2344701 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - Vaudreuil Shopping Centres Limited (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 2356720 Ontario Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 0977221 B.C. Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
12.5% - 555 Robson Holding Ltd. (75% owned by London Life Insurance Company, 12.5% owned by The Great-West Life Assurance Company)
58.8% - GWL THL Private Equity I Inc. (11.8% The Canada Life Assurance Company, 29.4% The Great-West Life Assurance Company)
100.0% - GWL THL Private Equity II Inc.
16.0% - 2148902 Alberta Ltd. (53% owned by London Life Insurance Company, 26% by The Great-West Life Assurance Company and 5% by The Canada Life Assurance Company)
30.0% - 2157113 Alberta Ltd (40% owned by London Life Insurance Company, 20% by The Great-West Life Assurance Company and 10% by The Canada Life Assurance Company)
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100.0% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests

100.0% - CL Capital Management (Canada), Inc.
100.0% - 587443 Ontario Inc.
100.0% - Canada Life Mortgage Services Ltd.
11.8% - GWL THL Private Equity I Inc. (29.4% owned by The Great-West Life Assurance Company, 58.8% owned by The Canada Life Insurance Company of Canada)
100.0% - GWL THL Private Equity II Inc.
100.0% - Great-West Investors Holdco Inc.
100.0% - Great-West Investors LLC
100.0% - Great-West Investors LP Inc.
99.0% - Great-West Investors LP (1.0% owned by Great-West Investors GP Inc.)
100% - T.H. Lee Interests
100.0% - Great-West Investors GP Inc.
1.0% - Great-West Investors LP (99.0% Great-West Investors LP Inc.)
100.0% - T.H. Lee Interests
100.0% - Canada Life Capital Trust
100.0% - Great-West US RE Holdings, Inc.
100.0% - CL Burlingame, LLC
10.0% - PGEW Burlingame, LLC
100.0% - EW PG – Airport Owner, LLC
D.	IGM Financial Inc. Group of Companies (Canadian mutual funds)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
61.412% - IGM Financial Inc. (direct and indirect 65.246%)
100.0% - Investors Group Inc.
100.0% - Investors Group Financial Services Inc.
100.0% - I.G. International Management Limited
100.0% - I.G. Investment Management (Hong Kong) Limited
100.0% - Investors Group Trust Co. Ltd.
100.0% - I.G. Insurance Services Inc.
100.0% - Investors Syndicate Limited
100.0% - Investors Group Securities Inc.
100.0% - 6460675 Manitoba Ltd.
100.0% - I.G. Investment Management, Ltd.
100.0% - Investors Group Corporate Class Inc.
100.0% - Investors Syndicate Property Corp.
100.0% - 0992480 B.C. Ltd.
100.0% - 1081605 B.C. Ltd.
100.0% - I.G. Investment Corp.
100.0% - 10206903 Canada Inc.
100.0% - Mackenzie Inc.
100.0% - Mackenzie Financial Corporation
100.0% - Mackenzie Investments Charitable Foundation
14.28% - Strategic Charitable Giving Foundation
100.0% - Mackenzie Cundill Investment Management (Bermuda) Ltd.

100.0% - Mackenzie Financial Capital Corporation
100.0% - Multi-Class Investment Corp.
100.0% - MMLP GP Inc.
100.0% - Mackenzie Investments Corporation
100.0% - Mackenzie U.S. Fund Management Inc.
100.0% - MGELS Fund Management (Canada) Ltd.
13.9% - China Asset Management Co., Ltd.
100.0% - MGELS Fund Management (Cayman) Ltd.
100.0% - MGELS Investments Limited
100.0% - MEMLS Fund Management (Cayman) Ltd.
100.0% - Mackenzie EM Funds Management (Cayman) Ltd.
100.0% - Investment Planning Counsel Inc.
100.0% - IPC Investment Corporation
100.0% - IPC Estate Services Inc.
100.0% - IPC Securities Corporation
100.0% - Counsel Portfolio Services Inc.
100.0% - Counsel Portfolio Corporation
18.5% - Portag3 Ventures LP
26.79% - Springboard LP
53.0% - Springboard LP
83.2% - WealthSimple Financial Corp.
29.3% - Springboard II LP
19.8% - Personal Capital Corporation
33.3% - Portag3 Ventures II Affiliates LP
46.96% - Portag3 ventures II LP
E.	Pargesa Holding SA Group of Companies (European investments)

Power Corporation of Canada
100.0% - 171263 Canada Inc.
65.515% - Power Financial Corporation
100.0% - Power Financial Europe B.V.
50.0% - Parjointco N.V.
75.4% - Pargesa Holding SA (55.5% capital)
100.0% - Pargesa Netherlands B.V.
100.0% - SFPG
50.83% (taking into account the treasury shares - Groupe Bruxelles Lambert (50.0% in capital)
Capital
11.8% - Pernod Ricard (7.5% in capital)
17.6% - Umicore
19.8% - Ontex
0.4% - LTI One SA
96.5% - FINPAR II SA
0.1% - Groupe Bruxelles Lambert
0.1% - Ontex
90.2% - FINPAR III SA
0.1% - Groupe Bruxelles Lamber

0.1% - GEA
1.2% - Sagerpar SA
100.0% - Belgian Securities BV
Capital
67.5% - Imerys (53.8% in capital)
100.0% - Brussels Securities SA
Capital
99.6% - LTI One SA
0.1% - Groupe Bruxelles Lambert
100.0% - LTI Two SA
0.1% - Groupe Bruxelles Lambert
0.1% - Umicore
100.0% - URDAC SA
0.1% - Groupe Bruxelles Lambert
100.0% - FINPAR SA
0.1% - Groupe Bruxelles Lambert
98.8% - Sagerpar SA
1.0% - Groupe Bruxelles Lambert
10.0% - GBL Participations SA
10.0% - Brussels Advisors SA
100.0% - GBL O
90.0% - GBL Participations SA
90.0% - Brussels Advisors SA
100.0% - GBL Advisors Limited
5.4% - FINPAR III SA
100.0% - GBL Development Limited
100.0% - GBL Verwaltung SA.
Capital
100.0% - GBL Investments Limited
100.0% - GBL R S.á.r.l.
100.0% - GBL Energy S.á.r.l.
Capital
1.24% - Total (0.6% in capital)
100.0% - Serena S.á.r.l.
Capital
16.6% - SGS
100.0% - Eliott Capital S.á.r.l.
Capital
9.4% - LafargeHolcim
100.0% - Sienna Capital S.á.r.l
Capital
10.8% - Sagard FCPR
0.3% - Sagard II A FPCI
75.0% - Sagard II B FPCI
26.9% - Sagard 3 Millésime 1 FPCI
29.6% - Kartesia Credit Opportunities III SCA, SICAV-SIF
17.2% - Kartesia Credit Opportunities IV SCS

22.2% - Kartesia Management SA
50.0% - Ergon Capital Partners SA
42.4% - Ergon Capital Partners II SA
89.9% - Ergon Capital Partners III SA
15.1% - Mérieux Participations SAS
37.7% - Mérieux Participations 2 SAS
78.4% - PrimeStone Capital Fund ICAV
1.7% - PrimeStone Capital Special Limited Partner SCSp
9.8% - BDT Capital Partners Fund II (INT),L.P.
48.6% - Backed 1 LP
9.6% - Backed 1 Founder LP
100.0% - Sienna Capital International Ltd.
34.9% - KKR Sigma Co-Invest II L.P.
100.0% - GBL Finance S.á.r.l
100.0% - Miles Capital S.á.r.l
Capital
21.2% - Parques Reunidos
100.0% - Oliver Capital S.á.r.l
Capital
8.4% - GEA
100.0% - Theo Capital S.á.r.l
Capital
7.8% - adidas
100.0% - Owen Capital S.á.r.l
3.5% - FINPAR II SA
4.4% - FINPAR III SA
F.	Power Corporation (International) Limited Group of Companies (Asian investments)

Power Corporation of Canada
100.0% - Power Corporation (International) Limited
99.9% - Power Pacific Corporation Limited
0.1% - Power Pacific Equities Limited
99.9% - Power Pacific Equities Limited
100.0% - Power Communications Inc.
0.1% - Power Pacific Corporation Limited
13.9% - China Asset Management Limited
100.0% - Power Pacific Investment Management Inc.
100.0% - Sagard China Absolute Return A Share Fund (Canada) GP Inc.
100.0% - GP interest in Sagard China Absolute Return A Share Fund (Canada) LP
100.0% - Power Pacific Investment Management (Ireland) Limited
G.	Other PCC Companies

Power Corporation of Canada
100.0% - 152245 Canada Inc.
100.0% - 3540529 Canada Inc.

100.0% - Square Victoria Real Estate Inc./ Square Victoria Immobilier Inc.
100.0% - SVRE Management Inc.
70.0% - 7 Saint-Jacques GP Inc.
0.01% 7 Saint-Jacques Limited Partnership
49.99% - 7 Saint-Jacques Limited Partnership
100.0% - 3121011 Canada Inc.
100.0% - 171263 Canada Inc.
100.0% - Victoria Square Ventures Inc.
14.88% - Bellus Health Inc.
25.0% (voting) - 9314-0093 Québec Inc. (formerly Club de Hockey Les Remparts de Québec Inc.)
100.0% - Power Energy Corporation
100.0% - Potentia Renewables Inc.
64.0% - Potentia MN Solar Fund I, LLC
75.0% - Paintearth Wind Project LP
75.0% - Stirling Wind Project LP
75.0% - Wheatland Wind Project LP
100.0% - Emerald Solar Energy, SRL
100.0% - Jenner Wind Limited Partnership
100.0% - Power Renewable Energy Corporation
100.0% - Sequoia Energy Inc.
100.0% - Sequoia Energy US Inc.
100.0% - Potentia Solar Holdings II Limited Partnership
100.0% - Potentia Solar Holdings Limited Partnership
100.0% - Schooltop Solar LP
85.0% - Reliant First Nations LP
100.0% - PSI Solar Finance 1 LP
100.0% MOM Solar LP
100.0% - Potentia Solar 5 LP
100.0% - Potentia Solar 6 LP
100.0% - Potentia Solar 7 LP
100.0% - Potentia Solar 9 LP
100.0% - Potentia Solar 14 LP
100.0% - Power Energy Eagle Creek Inc.
60.0% - Power Energy Eagle Creek LLP
54.8% - Eagle Creek Renewable Energy, LLC
60.51% - Lumenpulse Group Inc.
100.0% - Lumenpulse Finance Corp.
100.0% - Lumenpulse Lighting Corp.
80.0% - Sternberg Lanterns, Inc.
100.0% - Fluxwerx Illumination Inc.
100.0% - Exenia s.r.l.
100.0% - Lumenpulse UK Limited
100.0% - Lumenpulse Alphaled Limited
43.8% - The Lion Electric Company
100.0% - Power Communications Inc.
100.0% - Brazeau River Resources Investments Inc.
100.0% - PCC Industrial (1993) Corporation

100.0% - Power Corporation International
100.0% - 9808655 Canada Inc.
100.0% - 9958363 Canada Inc.
100.0% - Sagard Holdings Participation US LP
25.0% - Sagard Holdings ULC
100.0% - Sagard Holdings Participation Inc.
100.0% - Sagard Credit Partners GP, Inc.
100.0% - Sagard Credit Partners, LP
100.0% - Sagard Holdings Manager GP Inc.
100.0% - Sagard Holdings Manager LP
100.0% - Sagard Credit Partners (Cayman) GP, Inc.
100.0% - Sagard Credit Partners (Cayman), LP
100.0% - Portag3 ventures II GP Inc.
100.0% - Portage3 Ventures II LP
75.0% - Sagard Holdings ULC
4.0% - 1069759 B.C. Unlimited Liability Company
17.96% - Sagard Credit Partners, LP
100.0% - Sagard Credit Partners Carried Interest GP Inc.
100.0% - Sagard Credit Partners Carried Interest LP
100.0% - Sagard Capital Partners GP, Inc.
100.0% - Sagard Capital Partners, L.P.
22.0% - GP Strategies Corp.
11.9% - Jaguar Health Inc.
96.0% - 1069759 B.C. Unlimited Liability Company
91.6% - Integrated Fertility Holding, LLC.
50.0% - Peak Achievement Athletics Inc. (42.58% equity)
100.0% - 10094439 Canada Inc.
100.0% - 10094455 Canada Inc.
100.0% - Limited Partnership Interests in Peak Management Participation LP
100.0% - 1167410 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Management Participation LP
100.0% - Limited Partnership Interests in Peak Holdings LP
100.0% - 1167387 B.C. Unlimited Liability Company
100.0% - General Partnership Interests in Peak Holdings LP
100.0% - Bauer Hockey Ltd.
100.0% - Bauer Innovations Canada Ltd.
100.0% - Bauer Hockey AB
100.0% - Bauer Hockey GmbH
100.0% - Performance Sports Group Hong Kong Ltd.
100.0% - Jacmal BV
100.0% - Bauer CR spol s.r.o.
100.0% - BCE Acquisitions US, Inc.
100.0% - Bauer Innovations US, LLC
100.0% - Easton Diamond Sports, LLC
100.0% - Bauer Hockey LLC
100.0% - Cascade Maverik Lacrosse, LLC
100.0% - Bauer Hockey Retail, LLC

100.0% - Power Corporation of Canada Inc.
100.0% - 4190297 Canada Inc.
100.0% - Sagard Capital Partners Management Corp.
100.0% - Sagard S.A.S.
100.0% - Marquette Communications (1997) Corporation
100.0% - 4507037 Canada Inc.
100.0% - 4524781 Canada Inc.
100.0% - 4524799 Canada Inc.
100.0% - 4524802 Canada Inc.
100.0% - Squart Victoria Communications Group Inc.
100.0% - Gesca Ltee
100.0% Gestion Gesca Inc.
100.0% - 10206911 Canada Inc.
100.0% - Gesca Numerigue Inc.
100.0% - 10206938 Canada Inc.
100.0% - 9214470 Canada Inc.
100.0% - 10322105 Canada Inc.
100.0% - Square Victoria Digital Properties Inc.
100.0% Les Editions Plus Ltee
100.0% - 10206920 Canada Inc.
50.0% - 1004096 Canada Inc. (“workopolis”)
100.0% - 10322091 Canada Inc.
H.	Other PFC Companies

Power Financial Corporation
100.0% - 4400003 Canada Inc.
100.0% - 3411893 Canada Inc.
100.0% - 3439453 Canada Inc.
100.0% - Power Financial Capital Corporation
100.0% - 7973594 Canada Inc.
100.0% - 7973683 Canada Inc.
100.0% - 7974019 Canada Inc.
19.65% - Springboard L.P.
83.2% - WealthSimple Financial Corp. (81.7% equity)
100.0% - Wealthsimple Inc.
100.0% - Canadian ShareOwner Investments Inc.
100.0% - CSA Computing Inc.
100.0% - Wealthsimple US, Inc.
100.0% - Wealthsimple Technologies, Inc.
100.0% - ShareOwner Mutual Fund Dealer Inc.
99.96% - Wealthsimple Europe S.a.r.l
100.0% - Wealthsimple UK Ltd.
100.0% - Wealthsimple Germany GmbH
100.0% - Wealthsimple Technologies Europe Ltd.
29.3% - Springboard II LP
63.4% - Koho Financial Inc.

100.0% - PFC Ventures Inc.
100.0% - Portag3 Ventures GP Inc.
100.0% - 9194649 Canada Inc.
100.0% - Portag3 Ventures Participation ULC
62.9% - Portag3 Ventures L.P.
100.0% - Portag3 International Investments Inc.
26.79% - Springboard L.P.
20.0% - 11066498 Canada Inc.
20.0% - 11066510 Canada Inc.
9.41% - Collage Inc.
4.44% - dfuse Platform Inc. (EOS Canada Inc.)
4.41% - Nesto Inc.
4.22% - Breathe Life Inc.
2.59% - Dialogue Technologies Inc.
12.02% - Springboard II LP
53.46% - Springboard III, LP
68.06% - Diagram Ventures, LP
80.0% - 11066498 Canada Inc.
80.0% - 11066510 Canada Inc.
40.78% - Collage Inc.
22.97% - Nesto Inc.
24.40% - Dialogue Technologies Inc.
26.66% - dfuse Platform Inc. (EOS Canada Inc.)
21.60% - Breathe Life Inc.
33.33% - Portag3 Ventures II Affiliates L.P.
46.96% - Portag3 ventures II L.P.
100.00% - Portag3 Ventures II International Investments Inc.
46.54% - Springboard III, LP.
6.57% - Dialogue Technologies Inc.
50.0% - Diagram Ventures GP Inc. (9629262 Canada Inc.)

Item 27. Number of Contract Owners
As of March 29, 2019, there were 1,186 Group Contract Owners; 0 were Non-Qualified Contracts and 1,186 were Qualified Contracts.
Item 28. Indemnification
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Provisions exist under the Colorado Business Corporation Act and the Bylaws of Great-West whereby Great-West may indemnify a director, officer or controlling person of Great-West against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:
Colorado Business Corporation Act
Article 109 – INDEMNIFICATION
Section 7-109-101. Definitions.
As used in this article:
(1)	“Corporation” includes any domestic or foreign entity that is a predecessor of a corporation by reason of a merger or other transaction in which the predecessor’s existence ceased upon consummation of the transaction.
(2)	“Director” means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation’s request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promoter, or a trustee of, or to hold any similar position with, another domestic or foreign entity or of an employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation’s request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a deceased director.
(3)	“Expenses” includes counsel fees.
(4)	“Liability” means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.
(5)	“Official capacity” means, when used with respect to a director, the office of director in a corporation and, when used with respect to a person other than a director as contemplated in section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. “Official capacity” does not include service for any other domestic or foreign corporation or other person or employee benefit plan.
(6)	“Party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.
(7)	“Proceeding” means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.
(1)	Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to a proceeding because the person is or was a director against liability incurred in the proceeding if:
	(a)	The person’s conduct was in good faith; and
	(b)	The person reasonably believed:
		(I)	In the case of conduct in an official capacity with the corporation, that such conduct was in the corporation’s best interests; and
		(II)	In all other cases, that such conduct was at least not opposed to the corporation’s best interests; and
	(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe the person’s conduct was unlawful.
(2)	A director’s conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirement of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director’s conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of paragraph (a) of subsection (1) of this section.
(3)	The termination of a proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent is not, of itself, determinative that the director did not meet the standard of conduct described in this section.
(4)	A corporation may not indemnify a director under this section:
	(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or
	(b)	In connection with any other proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that the director derived an improper personal benefit.
(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.
Section 7-109-103. Mandatory Indemnification of Directors.
Unless limited by its articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by the person in connection with the proceeding.
Section 7-109-104. Advance of Expenses to Directors.
(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of final disposition of the proceeding if:
	(a)	The director furnishes to the corporation a written affirmation of the director’s good-faith belief that the director has met the standard of conduct described in section 7-109-102;
	(b)	The director furnishes to the corporation a written undertaking, executed personally or on the director’s behalf, to repay the advance if it is ultimately determined that the director did not meet the standard of conduct; and
	(c)	A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

(2)	The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make repayment.
(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in section 7-109-106.
Section 7-109-105. Court-Ordered Indemnification of Directors.
(1)	Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:
	(a)	If it determines that the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director’s reasonable expenses incurred to obtain court-ordered indemnification.
	(b)	If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102(1) or was adjudged liable in the circumstances described in section 7-109-102(4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described in section 7-109-102(4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.
Section 7-109-106. Determination and Authorization of Indemnification of Directors.
(1)	A corporation may not indemnify a director under section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in section 7-109-102. A corporation shall not advance expenses to a director under section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by section 7-109-104(1)(a) and (1)(b) are received and the determination required by section 7-109-104(1)(c) has been made.
(2)	The determinations required by subsection (1) of this section shall be made:
	(a)	By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum; or
	(b)	If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.
(3)	If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and a committee cannot be established under paragraph (b) of subsection (2) of this section, or, even if a quorum is obtained or a committee is designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:
	(a)	By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or
	(b)	By the shareholders.

(4)	Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.
Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.
(1)	Unless otherwise provided in the articles of incorporation:
	(a)	An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;
	(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as to a director; and
	(c)	A corporation may also indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.
Section 7-109-108. Insurance.
A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, or who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of another domestic or foreign entity or of an employee benefit plan, against liability asserted against or incurred by the person in that capacity or arising from the person’s status as a director, officer, employee, fiduciary, or agent, whether or not the corporation would have power to indemnify the person against the same liability under section 7-109-102, 7-109-103, or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.
Section 7-109-109. Limitation of Indemnification of Directors.
(1)	A provision treating a corporation’s indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except an insurance policy, or otherwise, is valid only to the extent the provision is not inconsistent with sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification and advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.
(2)	Sections 7-109-101 to 7-109-108 do not limit a corporation’s power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.
Section 7-109-110. Notice to Shareholders of Indemnification of Director.
If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders’ meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.
Bylaws of Great-West
Article IV. Indemnification
SECTION 1. In this Article, the following terms shall have the following meanings:

(a)	“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;
(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;
(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;
(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.
SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:
(a)	the person conducted himself or herself in good faith; and
(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and
(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.
SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:
(a)	the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and
(b)	with respect to the matter(s) giving rise to the proceeding:
	(i)	the person conducted himself or herself in good faith; and
	(ii)	the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and
	(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and
	(iv)	if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29. Principal Underwriter
(a)	GWFS Equities, Inc. (“GWFS”) is the distributor of securities of the Registrant. Including the Registrant, GWFS serves as distributor or principal underwriter for Great-West Funds, Inc., an open-end management investment company, Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (“GWL&A”), Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company of New York (“GWL&A NY”), Variable Annuity-2 Series Account of GWL&A, Variable Annuity-2 Series Account of GWL&A NY, Variable Annuity-8 Series Account of GWL&A, Variable Annuity-8 Series Account of GWL&ANY, COLI VUL-2 Series Account of GWL&A, COLI VUL-2 Series Account of GWL&A NY, COLI VUL-4 Series Account of GWL&A, FutureFunds Series Account of GWL&A, Maxim Series Account of GWL&A, Prestige Variable Life Account of GWL&A, and Trillium Variable Annuity Account of GWL&A.
(b)	Directors and Officers of GWFS:

Name	Principal Business Address	Positions and Offices with Underwriter
C.E. Waddell	8515 East Orchard Road Greenwood Village, CO 80111	Chair, President, and Chief Executive Officer
S.E. Jenks	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.H. Linton, Jr.	8515 East Orchard Road Greenwood Village, CO 80111	Director and Executive Vice President
R.K. Shaw	8515 East Orchard Road Greenwood Village, CO 80111	Executive Vice President
R.J. Laeyendecker	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
W.J. McDermott	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
D.A. Morrison	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
J.M. Smolen	8515 East Orchard Road Greenwood Village, CO 80111	Senior Vice President
S.M. Gile	8515 East Orchard Road Greenwood Village, CO 80111	Vice President
R.L. Logsdon	8515 East Orchard Road Greenwood Village, CO 80111	Vice President, Counsel, and Secretary
R.M. Mattie	8515 East Orchard Road Greenwood Village, CO 80111	FIN OP Principal, Principal Financial Officer, Principal Operations Officer, Vice President and Treasurer
K.I. Schindler	8515 East Orchard Road Greenwood Village, CO 80111	Chief Compliance Officer
M.J. Kavanagh	8515 East Orchard Road Greenwood Village, CO 80111	Associate Chief Compliance Officer
T.L. Luiz	8515 East Orchard Road Greenwood Village, CO 80111	Compliance Officer
B.R. Hudson	8515 East Orchard Road Greenwood Village, CO 80111	Senior Counsel and Assistant Secretary

(c)	Commissions and other compensation received by Principal Underwriter, directly or indirectly, from the Registrant during Registrant’s last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
GWFS	-0-	-0-	-0-	-0-

Item 30. Location of Accounts and Records
All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through the Depositor, 8515 East Orchard Road, Greenwood Village, Colorado 80111.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a)	Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b)	Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
(d)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), Registrant is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to ING Life Insurance and Annuity Company, dated August 30, 2012, and that the terms thereof have been complied with. Registrant further represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) that are not subject to ERISA, it is relying on the no-action letter issued by the Office of Insurance Products, Division of Investment Management, to the American Council of Life Insurance, dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1)—(4) thereof have been complied with.
(e)	Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.
(f)	Great-West represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Great-West.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Greenwood Village, and State of Colorado, on this 25th day of April, 2019.
FUTUREFUNDS SERIES ACCOUNT (Registrant)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer of Great-West Life & Annuity Insurance Company

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY (Depositor)
By:	/s/ Edmund F. Murphy III
Edmund F. Murphy III President and Chief Executive Officer
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ R. Jeffrey Orr	Chairman of the Board	April 25, 2019
R. Jeffrey Orr*
/s/ Edmund F. Murphy III	President and Chief Executive Officer	April 25, 2019
Edmund F. Murphy III
/s/ Andra S. Bolotin	Executive Vice President & Chief Financial Officer	April 25, 2019
Andra S. Bolotin
/s/ John L. Bernbach	Director	April 25, 2019
John L. Bernbach*
/s/ Robin Bienfait	Director	April 25, 2019
Robin Bienfait*
/s/ Marcel R. Coutu	Director	April 25, 2019
Marcel R. Coutu*
/s/ André R. Desmarais	Director	April 25, 2019
André R. Desmarais*
/s/ Paul G. Desmarais, Jr.	Director	April 25, 2019
Paul G. Desmarais, Jr.*
/s/ Gary A. Doer	Director	April 25, 2019
Gary A. Doer*
/s/ Gregory J. Fleming	Director	April 25, 2019
Gregory J. Fleming*
/s/ Claude Généreux	Director	April 25, 2019
Claude Généreux*

	Signature	Title	Date
	/s/ Alain Louvel	Director	April 25, 2019
Alain Louvel*
	/s/ Paula B. Madoff	Director	April 25, 2019
Paula B. Madoff*
	/s/ Paul A. Mahon	Director	April 25, 2019
Paul A. Mahon*
Director
Donald Raymond
Director
Robert L. Reynolds
	/s/ T. Timothy Ryan, Jr.	Director	April 25, 2019
T. Timothy Ryan, Jr.*
	/s/ Jerome J. Selitto	Director	April 25, 2019
Jerome J. Selitto*
	/s/ Gregory D. Tretiak	Director	April 25, 2019
Gregory D. Tretiak*
	/s/ Brian E. Walsh	Director	April 25, 2019
Brian E. Walsh*

*By:	/s/ Ryan L. Logsdon	*Attorney-in-fact pursuant to Power of Attorney	April 25, 2019
Ryan L. Logsdon